       As filed with the Securities and Exchange Commission March 18, 1997


                       1933 Act Registration No. 33-21489
                           1940 Act File No. 811-5545

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      \X\

                           Pre-Effective Amendment No.                   \ \


                        Post-Effective Amendment No. 39                  \X\


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  \X\

                               Amendment No. 41                          \X\



                               THE SESSIONS GROUP
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 (800) 752-1823

                              CHARLES H. HIRE, ESQ.
                              Baker & Hostetler LLP
                        65 East State Street, Suite 2100
                              Columbus, Ohio 43215
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Immediately, upon effectiveness.

        It is proposed that this filing will become effective (check appropriate box):


         / /   immediately upon filing pursuant to paragraph (b)

         /X/   on April 1, 1997, pursuant to paragraph (b)

         / /   60 days after filing pursuant to paragraph (a)(1)

         / /   on (date) pursuant to paragraph (a)(1)

         / /   75 days after filing pursuant to paragraph (a)(2)

         / /   on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

        The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On August 28, 1996, the Registrant filed its Rule 24f-2 Notice with respect to the fiscal year ended June 30, 1996.

                              CROSS REFERENCE SHEET

                     THE KEYPREMIER PRIME MONEY MARKET FUND


                                     A Fund

                                       of

                               The Sessions Group

Form N-1A Part A Item                                Prospectus Caption
---------------------                                ------------------
1.       Cover page..................                Cover Page

2.       Synopsis....................                Fee Table

3.       Condensed Financial
           Information...............                Financial Highlights; Performance Information

4.       General Description of
           Registrant................                Investment Objective and Policies; Investment Restrictions;
                                                     General Information - Description of the Group and Its Shares;
                                                     Cover Page

5.       Management of the Fund......                Management of the Group; General Information - Custodian;
                                                     General Information - Transfer Agency and Fund Accounting
                                                     Services

5A.      Management Discussion
           of Fund Performance.......                Inapplicable

6.       Capital Stock and Other
           Securities................                How to Purchase and Redeem Shares; Dividends and Taxes;
                                                     General Information - Description of the Group and Its Shares;
                                                     General Information - Miscellaneous

7.       Purchase of Securities
           Being Offered.............                Valuation of Shares; How to Purchase and Redeem Shares;
                                                     Management of the Group - Distribution Plan

8.       Redemption or Repurchase....                How to Purchase and Redeem Shares

9.       Pending Legal Proceedings...                Inapplicable

                                                                            LOGO
--------------------------------------------------------------------------------

3435 Stelzer Road
Columbus, Ohio 43219
For current yield, purchase,
and redemption information,
call (800) 766-3960.

--------------------------------------------------------------------------------

  The Sessions Group (the "Group") is an open-end management investment company. The Group includes The KeyPremier Prime Money Market Fund (the "Fund"), which is a diversified portfolio of the Group. The Trustees of the Group have divided the Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares").


  Martindale Andres & Company, Inc., West Conshohocken, Pennsylvania (the "Adviser"), which is a wholly owned subsidiary of Keystone Financial, Inc. ("Keystone"), acts as the investment adviser to the Fund.


  The Fund seeks current income with liquidity and stability of principal. The Fund invests in high-quality money market instruments and other instruments of high quality. All securities or instruments in which the Fund invests have, or are deemed to have, remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer maturities.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), Columbus, Ohio, acts as the Fund's administrator and distributor. BISYS Fund Services, Inc., Columbus, Ohio, an affiliate of BISYS, acts as the Fund's transfer agent (the "Transfer Agent") and performs certain fund accounting services for the Fund.

  Additional information about the Fund and the Group, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Fund at its address or by calling the Fund at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

  This Prospectus sets forth concisely the information about the Fund and the Group that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE ADVISER, KEYSTONE OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND AN INVESTMENT IN THE FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT NET ASSET VALUE WILL NOT VARY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 The date of this Prospectus is April 1, 1997.

THE KEYPREMIER PRIME MONEY MARKET FUND

                               PROSPECTUS SUMMARY

     SHARES OFFERED: Units of beneficial interest ("Shares") of the Fund, one separate investment fund of The Sessions Group, an Ohio business trust (the "Group").

     OFFERING PRICE: The public offering price of the Fund is equal to the net asset value per share which the Fund will seek to maintain at $1.00 per Share.

     MINIMUM PURCHASE: $1,000 minimum initial investment with $25 minimum subsequent investments. Such minimum initial investment is reduced to $250 for investors using the Auto Invest Plan described herein and for employees of the Adviser and its affiliates.

     TYPE OF COMPANY: The Fund is a diversified series of an open-end, management investment company.

     INVESTMENT OBJECTIVES: Current income with liquidity and stability of principal.

     INVESTMENT POLICIES: The Fund invests in high-quality money market instruments and other instruments of high quality. All securities or instruments in which the Fund invests have remaining maturities of 397 days (13 months) or less, although instruments subject to repurchase agreements may bear longer maturities.


     RISK FACTORS AND SPECIAL CONSIDERATIONS: An investment in the Fund is subject to certain risks, including interest rate risk, as set forth in detail under "Investment Objective and Policies--Risk Factors and Investment Techniques." As with other mutual funds, there can be no assurance that the Fund will achieve its investment objective. The Fund, to the extent set forth under "Investment Objective and Policies," may engage in the following practices: the use of repurchase and reverse repurchase agreements, lending portfolio securities and the purchase of securities on a when-issued or delayed-delivery basis.


     INVESTMENT ADVISER: Martindale Andres & Company, Inc. (the "Adviser").

     DIVIDENDS: Dividends from net income are declared daily and generally paid monthly. Net realized capital gains, if any, are distributed at least annually.

     DISTRIBUTOR: BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS").

                                   FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES...................................................    None
ESTIMATED ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees After Voluntary Fee Waiver(1)......................................     .20%
12b-1 Fees.........................................................................    None
Other Expenses(2)..................................................................     .26
                                                                                       ----
Estimated Total Fund Operating Expenses After Voluntary Fee Waiver1................     .46%
                                                                                       ====


Example You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


1 YEAR           3 YEARS
------           -------
  $5               $15


  The purpose of the above table is to assist a potential purchaser of Shares of the Fund in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses do not include any fees charged by the Adviser or any of its affiliates to its customer accounts which may have invested in Shares of the Fund. See "Management of the Group" and "General Information" for a more complete discussion of the annual operating expenses of the Fund. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
---------------


1 The Adviser has agreed voluntarily to reduce its investment advisory fee to 0.20% through on or about October 31, 1997. Absent such voluntary fee reduction, Management Fees and Estimated Total Fund Operating Expenses would be 0.40% and 0.66%, respectively.


2 "Other Expenses" are estimated for the current fiscal year.

                              FINANCIAL HIGHLIGHTS



  The Fund is one separate fund of the Group. The table below sets forth certain information concerning the investment results of the Fund since its inception. Further financial information is included in the Statement of Additional Information. The Financial Highlights contained in the table below have not been audited.



                                                                               PERIOD FROM
                                                                             OCTOBER 7, 1996
                                                                                 THROUGH
                                                                           DECEMBER 31, 1996(A)
                                                                           --------------------
                                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....................................         $   1.00
Investment Activities:
  Net investment income.................................................            0.004
  Net realized and unrealized gains (losses) on investments.............               --
                                                                                 --------
Total from Investment Activities........................................            0.004
                                                                                 --------
Distributions:
  Net investment income.................................................           (0.004)
  Net realized gains....................................................               --
                                                                                 --------
  Total Distributions...................................................           (0.004)
                                                                                 --------
NET ASSET VALUE, END OF PERIOD..........................................         $   1.00
TOTAL RETURN............................................................             1.16%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)......................................         $104,514
Ratio of expenses to average net assets.................................             0.29%(c)
Ratio of net investment income to average net assets....................             4.94%(c)
Ratio of expenses to average net assets*................................             1.19%(c)
Ratio of net investment income to average net assets*...................             4.04%(c)


---------------


  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a)  Commencement of operations.



(b) Not annualized.



(c)  Annualized.

                            PERFORMANCE INFORMATION


  From time to time performance information for the Fund showing the Fund's average annual total return, aggregate total return, seven-day yield and seven-day effective yield may be presented in advertisements, sales literature and shareholder reports. SUCH PERFORMANCE FIGURES ARE BASED ON HISTORICAL PERFORMANCE AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Average annual total return will be calculated for the period since commencement of operations for the Fund. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redeemable value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions), which figure is then annualized. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. The seven-day yield of the Fund refers to the income generated by an investment therein over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The seven-day effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The seven-day effective yield is slightly higher than the seven-day yield because of the compounding effect of this assumed reinvestment. The Fund may also present a 30-day yield which is calculated similarly to the seven-day yield but instead refers to a 30-day period rather than a seven-day period.


  Investors may also judge the performance of the Fund by comparing or referencing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and to data prepared by various services, which indices or data may be published by such services or by other services or publications. In addition to performance information, general information about the Fund that appears in such publications may be included in advertisements, sales literature and reports to Shareholders.

  Yield and total return are generally functions of market conditions, interest rates, types of investments held, and operating expenses. Consequently, current yields and total return will fluctuate and are not necessarily representative of future results. Any fees charged by Keystone or by any of its affiliates, including the Adviser, to its customer accounts which may have invested in Shares of the Fund will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Adviser or BISYS voluntarily reduces all or part of its fees for the Fund, as discussed below, the yield and total return for the Fund will be higher than they would otherwise be in the absence of such voluntary fee reductions.

                       INVESTMENT OBJECTIVE AND POLICIES

IN GENERAL


  The investment objective of the Fund is to seek current income with liquidity and stability of principal. The investment objective of the Fund is a non-fundamental policy and as such may be changed by the Group's Trustees without the vote of the Shareholders of the Fund. There can be no assurance that the investment objective of the Fund will be achieved.


  As a money market fund, the Fund invests exclusively in United States dollar-denominated instruments which the Trustees of the Group and the Adviser determine present minimal credit risks and which at the time of acquisition are rated by one or more appropriate nationally recognized statistical rating orga-nizations ("NRSROs") (e.g., Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations or, if unrated, are determined by the Adviser to be of comparable quality. The Fund also diversifies its investments so that, with minor exceptions and except for United States Government securities, not more than five percent of its total assets is invested in the securities of any one issuer, not more than five percent of its total assets is invested in securities of issuers rated by the NRSROs at the time of investment in the second highest rating category for short-term debt obligations or, if unrated, deemed by the Adviser to be of comparable quality ("Second Tier Securities") and not more than the greater of one percent of total assets or one million dollars is invested in the securities of one issuer that are Second Tier Securities. All securities or instruments in which the Fund invests have remaining maturities of 397 calendar days or less. The dollar-weighted average maturity of the securities in the Fund will not exceed 90 days.

  Subject to the foregoing general limitations, the Fund expects to invest in the following types of securities. The Fund may invest in a variety of U.S. Treasury obligations, differing in their interest rates, maturities, and times of issuance, and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (collectively, "Government Obligations"). Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

  The Fund may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements). The Fund may also invest in certificates of deposit and demand and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depositor institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

  The Fund may also invest in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Under normal market conditions, the Fund will not invest more than 20% of its total assets in such foreign securities (including CCP and Europaper as defined below).

  The Fund will not invest in time deposits with maturities in excess of seven days which are subject to penalties upon early withdrawal if, in the aggregate with other illiquid securities held by the Fund, such deposits exceed 10% of the Fund's net assets. Such time deposits include ETDs and CTDs but do not include certificates of deposit.


  The Fund may invest in short-term promissory notes issued by corporations (including variable amount master demand notes) and in municipal obligations rated at the time of purchase by one or more appropriate NRSROs in one of the two highest rating categories for short-term debt obligations or, if not rated, determined by the Adviser to be of comparable quality to instruments that are so rated pursuant to guidelines adopted by the Group's Board of Trustees. Instruments may be purchased in reliance upon a rating only when the rating organization is not affiliated with the issuer or guarantor of the instrument. For a description of the rating symbols of the NRSROs, see the Appendix to the Statement of Additional Information. The Fund may also invest in Canadian Commercial Paper ("CCP"), which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian subsidiary of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer which, in each case, is rated at the time of purchase by one or more appropriate NRSROs in one of the two highest rating categories for short-term debt obligations or, if not rated, determined by the Adviser to be of comparable quality to instruments that are so rated.


  The Fund may also invest in corporate debt securities with remaining maturities of 397 days or less although at the time of issuance such securities had maturities exceeding 397 days. The Fund may invest in such securities so long as comparable securities of such issuer have been rated in the highest rating category for short-term debt obligations by the appropriate NRSROs or are otherwise deemed to be eligible for purchase by the Fund in accordance with the guidelines adopted by the Group's Board of Trustees.

  Variable amount master demand notes in which the Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by NRSROs, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The Fund may purchase variable amount master demand notes with face maturities in excess of 397 days only so long as the Fund may demand payment at any time on no more than 30 days' notice or at specified intervals not exceeding 397 days and upon no more than 30 days' notice.

  The Fund may also acquire variable and floating rate notes issued by both governmental and nongovernmental issuers, subject to the Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its amortized cost. However, in the event the interest rate of such a note is established by reference to an index or an interest rate that may from time to time lag behind other market interest rates, there is the risk that the market value of such note, on readjustment of its interest rate, will not approximate its amortized cost which could adversely affect the Fund's ability to maintain a stable net asset value. In such an instance, the Adviser will seek to sell such note to the extent it can do so in an orderly fashion given current market conditions.



  A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Such notes are frequently not rated by NRSROs; however, unrated variable and floating rate notes purchased by the Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.


  To the extent that the Fund holds a note for which the Fund is not entitled to receive the principal amount within seven days of demand and for which no readily available market exists, such a note will be treated as an illiquid security for purposes of calculation of the 10% limitation on such securities as set forth below.

RISK FACTORS AND INVESTMENT TECHNIQUES


  Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities, in exchange for cash from member banks of the Federal Deposit Insurance Corporation and/or from registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. The seller agrees to repurchase such securities at a mutually agreed date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements must be of the same type and quality as those in which the Fund may invest directly. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act"). For further information about repurchase agreements and the related risks, see "Investment Objectives and Policies -- Additional Information on Portfolio Instruments -- Repurchase Agreements" in the Statement of Additional Information.


  Reverse Repurchase Agreements. The Fund may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high-grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act and therefore a form of leverage. The Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement. The Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance the Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. For further information about reverse repurchase agreements, see "Investment Objective and Policies--Additional Information on Portfolio Instruments--Reverse Repurchase Agreements" in the Statement of Additional Information.

  Except as otherwise disclosed to the Shareholders of the Fund, the Group will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, BISYS, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.


  Foreign Investments. Investments in foreign securities (including ECDs, ETDs, CTDs, Yankee CDs, CCP and Europaper) may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other investment income, possible seizure, nationalization, or expropriation of foreign deposits or investments, the possible establishment of exchange controls or taxation at the source, less stringent disclosure requirements, less liquid or developed securities markets or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal or interest on such securities or the purchase or sale thereof. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. The Fund will acquire securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers only when the Adviser believes that the risks associated with such instruments are minimal.



  Securities Lending. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower would default in its obligations, the Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral. The Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that the Adviser has determined are creditworthy under guidelines established by the Group's Board of Trustees.

  Other Investment Policies. The Fund may purchase securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with and in furtherance of its investment objective and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund will generally not pay for such securities or start earning interest on them until they are received on the settlement date. When the Fund agrees to purchase such securities, however, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

  The Fund may also invest in the securities of other investment companies in accordance with the limitations of the 1940 Act and any exemptions therefrom. The Fund intends to invest in the securities of other money market mutual funds for purposes of short-term cash management. The Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in mutual funds. Additional restrictions on the Fund's investments in the securities of other mutual funds are contained in the Statement of Additional Information.

                            INVESTMENT RESTRICTIONS

  The Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined under "General Information--Miscellaneous" herein). The Fund will not:

    1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments or obligations of the U.S. Government, its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activi-ties of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

    3. Borrow money or issue senior securities except as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. So long as the Fund's borrowings, including reverse repurchase agreements and dollar roll agreements, exceed 5% of the Fund's total assets, the Fund will not acquire any portfolio securities.

    4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

  The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of the Fund: the Fund may not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid. For purposes of this investment restriction, illiquid securities include securities which are not readily marketable and repurchase agreements with maturities in excess of seven days.

  Irrespective of fundamental investment restriction number 1 above, and pursuant to Rule 2a-7 under the 1940 Act, the Fund will, with respect to 100% of its total assets, limit its investment in the securities of any one issuer in the manner provided by such Rule, which limitations are referred to above under the caption "Investment Objectives and Policies."

                              VALUATION OF SHARES

  The net asset value of the Fund is determined and its Shares are priced as of 12:00 noon (Eastern time) and the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each Business Day of the Fund. The times at which the Shares of the Fund are priced are hereinafter referred to as the "Valuation Time" or "Valuation Times," as the case may be. A "Business Day" of the Fund is a day on which the Exchange is open for trading and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) during which there is sufficient trading in portfolio instruments such that the Fund's net asset value per share might be materially affected. The Exchange will not be open in observance of the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share for purposes of pricing purchases and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of the Fund's outstanding Shares.

  The assets in the Fund are valued based upon the amortized cost method which the Trustees of the Group believe fairly reflects the market-based net asset value per share. Pursuant to the rules and regulations of the Commission regarding the use of the amortized cost method, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. Although the Group seeks to maintain the Fund's net asset value per share at $1.00, there can be no assurance that net asset value will not vary. For further information about valuation of investments, see "Net Asset Value" in the Statement of Additional Information.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR


  Shares of the Fund are sold on a continuous basis by the Group's distributor, BISYS (the

"Distributor"). The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, telephone the Group at
(800) 766-3960.

PURCHASES OF SHARES

  Shares may be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by the Adviser, its affiliates or its correspondent entities (collectively, "Entities"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by the Entity and the Customer are invested by the Distributor in Shares of the Fund, depending upon the type of the Customer's account and/or the instructions of the Customer.

  Shares of the Fund sold to the Entities acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Entities. With respect to Shares of the Fund so sold, it is the responsibility of the particular Entity to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of Shares will be recorded by the Entities and reflected in the account statements provided by the Entities to Customers.

  Investors may also purchase Shares of the Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, payable to the Fund, to The KeyPremier Funds, P.O. Box 182707, Columbus, Ohio 43218-2707. Subsequent purchases of Shares of the Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) payable to the Group, to the above address.

  If an Account Registration Form has been previously received by the Group, investors may also purchase Shares by wiring funds to the Fund's custodian. Prior to wiring any such funds and in order to ensure that wire orders are invested promptly, investors must call the Group at (800) 766-3960 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

  Shares of the Fund are purchased at the net asset value per share (see "Valuation of Shares") next determined after receipt by the Distributor, its agents or broker-dealers with whom it has an agreement of an order in good form to purchase Shares. Purchases of Shares of the Fund will be effected only on a Business Day (as defined in "Valuation of Shares").


  An order to purchase Shares of the Fund will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Fund's custodian for investment. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. Payment for an order to purchase Shares of the Fund which is transmitted by federal funds wire will be available the same day for investment by the Fund's custodian, if received prior to the last Valuation Time (see "Valuation of Shares"). Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Group strongly recommends that investors of substantial amounts use federal funds to purchase Shares. Shares of the Fund purchased before 12:00 noon, Eastern Time, begin earning dividends on the same Business Day. Shares of the Fund purchased after 12:00 noon, Eastern Time, begin earning dividends on the next Business Day. All Shares of the Fund continue to earn dividends through the day before their redemption.

MINIMUM INVESTMENT

  Except as otherwise discussed below under "Auto Invest Plan," the minimum investment is $1,000 for the initial purchase of Shares of the Fund by an investor and $25 for subsequent purchases of Shares of the Fund. The initial minimum investment amount is also reduced to $250 for employees of the Adviser, Keystone or any of their affiliates.

  Depending upon the terms of a particular Customer's account, the Entities or their affiliates may charge a Customer account fees for automatic investment and other cash management services provided in connection with an investment in the Fund. Information concerning these services and any charges will be provided by the Entities. This Prospectus should be read in conjunction with any such information received from the Entities or their affiliates.


  The Fund reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign checks and third party checks not originally made payable to the order of the investor.


  Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares owned by the Shareholder and the number of Shares being held in safekeeping by the Transfer Agent for the account of the Shareholder. Reports of purchases and redemptions of Shares by Entities on behalf of their Customers will be sent by the Entities to their Customers. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

AUTO INVEST PLAN


  The KeyPremier Funds Auto Invest Plan enables Shareholders to make regular semi-monthly, monthly, quarterly or semi-annual purchases of Shares of the Fund through automatic deduction from their bank accounts, provided that the Shareholder's bank is a member of the Federal Reserve and the Automated Clearing House (ACH) system. With Shareholder authorization the Transfer Agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account which will automatically be invested in Shares of the Fund at the public offering price on the date of such deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $250 ($25 for employees of the Adviser, Keystone or one of their affiliates); the minimum amount for subsequent investments is $25. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or a supplemental sign-up form which can be acquired by calling the Group at (800) 766-3960. For a Shareholder to change the Auto Invest instructions, the request must be made in writing to the Group at: 3435 Stelzer Road, Columbus, Ohio 43219.



IN-KIND PURCHASES



  Payment for Shares of the Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund as described in this Prospectus. For further information about this form of payment, contact the Adviser. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the date of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form of transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

KEYPREMIER INDIVIDUAL RETIREMENT ACCOUNT ("IRA")



  A KeyPremier IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. KeyPremier IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.



  All KeyPremier IRA distribution requests must be made in writing to the Distributor. Any deposits to a KeyPremier IRA must distinguish the type and year of the contributions.



  For more information on the KeyPremier IRAs call the Group at (800) 766-3960. Investment in Shares of The KeyPremier Pennsylvania Municipal Bond Fund or any other tax-exempt fund would not be appropriate for a KeyPremier IRA. Shareholders are advised to consult a tax adviser on KeyPremier IRA contribution and withdrawal requirements and restrictions.



GENERAL


  The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of the Fund. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its Shareholders.

EXCHANGE PRIVILEGE


  Shareholders may exchange their Shares in the Fund for Shares of any other fund of the Group advised by the Adviser ("KeyPremier Funds"), including The KeyPremier Pennsylvania Municipal Bond Fund, The KeyPremier Established Growth Fund, The KeyPremier Intermediate Term Income Fund and The KeyPremier Aggressive Growth Fund, at respective net asset values plus a sales charge equal to the difference, if any, between the sales charge payable upon purchase of Shares of such KeyPremier Fund and the sales charge, if any, previously paid on the Fund Shares to be exchanged. In addition, with respect to every exchange, the amount to be exchanged must meet the applicable minimum investment requirements and the exchange must be made in states where it is legally authorized. When Shares of the Fund are exchanged for Shares of a KeyPremier Fund sold with a sales charge, the applicable sales load will be assessed, unless such Shares to be exchanged were acquired through a previous exchange for Shares on which a sales charge was paid. Under such circumstances, the Shareholder must notify the

Group that a sales charge was originally paid and provide the Group with sufficient information to permit confirmation of the Shareholder's right not to pay a sales charge.

  An exchange is considered a sale of Shares for federal income tax purposes.

  The Group may at any time modify or terminate the foregoing exchange privileges. The Group, however, will give Shareholders 60 days' advance written notice of any such modification.


  A Shareholder wishing to exchange his or her Shares may do so by contacting the Group at (800) 766-3960 or by providing written instructions to the Group. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the fund in which he or she wishes to invest before making the exchange. For a discussion of risks associated with unauthorized telephone exchanges, see "Redemption by Telephone" below.


REDEMPTION OF SHARES

  Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account at an Entity. For example, if a Customer has agreed with an Entity to maintain a minimum balance in his or her account with the Entity, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Entity may redeem on behalf of the Customer, all or part of the Customer's Shares of the Fund to the extent necessary to maintain the required minimum balance. Also, Shares may be redeemed using the check-writing feature described below.

Redemption by Mail

  A written request for redemption must be received by the Group, at the address shown on the front page of this Prospectus, in order to honor the request. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record or mailed or wired to a commercial bank account previously designated on the Account Registration Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

Redemption by Telephone

  If a Shareholder has so designated on the Account Registration Form, a Shareholder may request a redemption of his or her Shares by telephoning the Group and having the payment of redemption requests sent electronically directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. A shareholder may also have such payment mailed directly to the Shareholder at the Shareholder's address as recorded by the Transfer Agent. However, this option may be suspended for a period of 30 days following a telephonic address change. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. The Group may reduce the amount of a wire redemption payment by the then-current wire redemption charge of the Fund's custodian. There is currently no charge for having payment of redemption requests mailed or sent electronically to a designated bank account. For telephone redemptions, call the Group at (800) 766-3960.


  Neither the Group, the Fund nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, such Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, Shareholders are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Group at the address shown on the front page of this Prospectus.

AUTO WITHDRAWAL PLAN

  The Auto Withdrawal Plan enables Shareholders of the Fund, with an account balance in such Fund of $5,000 or more, to make regular monthly or quarterly redemptions of Shares. With Shareholder authorization, the Transfer Agent will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The required minimum withdrawal is $50 monthly. To participate in the Auto Withdrawal Plan, Shareholders should call (800) 766-3960 for more information. For a Shareholder to change the Auto Withdrawal instructions, the request must be made in writing to the Group.

PAYMENTS TO SHAREHOLDERS

  Redemption orders are effected at the net asset value per share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Fund will attempt to honor requests from Shareholders for same day payments upon redemption of Shares if the request for redemption is received by the Distributor before 12:00 noon, Eastern Time, on a Business Day or, if the request for redemption is received after 12:00 noon, Eastern Time, to honor requests for payment on the next Business Day. The Fund will attempt to so honor redemption requests unless it would be disadvantageous to the Fund or the Shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

  At various times, the Group may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Group may delay the forwarding of proceeds for up to 15 days or more until payment has been collected for the purchase of such Shares. During the period of any such delay, Shares to be redeemed would continue to receive daily dividends as declared until execution of the redemption. The Group intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.


  Due to the relatively high cost of handling small investments, the Group reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of the establishment of an account with less than $1,000 using the Auto Invest Plan), the account of such Shareholder has a value of less than $1,000 ($250 if the Shareholder is an employee of the Adviser or one of its affiliates). Accordingly, an investor purchasing Shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before the Group exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed at least 60 days to make an additional investment in an amount which will increase the value of the account to at least $1,000 ($250 if the Shareholder is an employee of the Adviser or one of its affiliates).


  See "Additional Purchase and Redemption Information" and "Net Asset Value" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption or redeem shares involuntarily in light of the Group's responsibilities under the 1940 Act.

CHECK-WRITING REDEMPTION PROCEDURE

  The Transfer Agent will provide any Shareholder who so requests with a supply of checks, imprinted with the Shareholder's name, which may be drawn against the Fund's account maintained by The Bank of New York (the "Bank"), for redemption of Fund Shares. These checks may be made payable to the order of any person in any amount not less than $500. To participate in this procedure, an investor must complete the Check-Writing Redemption Form available from the Transfer Agent. When a check is presented to the Bank for payment, the Transfer Agent (as the Shareholder's agent) will cause the Fund to redeem sufficient Shares in the Shareholder's account to cover the amount of the check. Shares continue earning daily dividends until the day on which the check is presented to the Bank for payment. Cancelled checks will be returned to the Shareholder. Due to the delay caused by the requirement that redemptions be priced at the next computed net asset value, the Bank will only accept for payment checks presented through normal bank clearing channels. Shareholders should not attempt to withdraw the full amount of an account or to close out an account by using this procedure.

  No charge will be made to a Shareholder for participation in the check-writing redemption procedure or for the clearance of any checks. However, a Shareholder's account may be subject to charges for copies, returned checks and/or returned items of deposit.

  In order to stop payment on a check, the Shareholder must notify the Group in writing before the check has been presented to the Bank for payment. A charge may be deducted from the Shareholder's account for each stop payment order.

                              DIVIDENDS AND TAXES

DIVIDENDS

  The net income of the Fund is declared daily and such dividends are generally paid monthly. Shareholders will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the Fund at the net asset value as of the date of payment, unless the Shareholder elects to receive dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

  Distributable net realized capital gains, if any, for the Fund are distributed at least annually. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares in the Fund.

  If a Shareholder elects to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the Shareholder's cash election will be changed automatically and future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

FEDERAL TAXES

  The Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of the Fund's Shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. The Fund contemplates declaring as dividends all or substantially all of its investment company taxable income (before deduction of dividends paid).

  A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of having a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible 4% excise tax on the deficiency.

  It is expected that the Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. Since all of the Fund's net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution from the Fund will be eligible for the dividends received deduction for corporations. The Fund also does not expect to realize any long-term capital gains and, therefore, does not foresee paying any "capital gains dividends" as described in the Code.

  Distribution by the Fund of the excess of net long-term capital gain, if any, over net short-term capital loss is taxable to Shareholders as long-term capital gain in the year in which it is received, regardless of how long the Shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

  Additional information regarding federal taxes is contained in the Statement of Additional Information under the heading "Additional General Information--Additional Tax Information." However, the information contained in this Prospectus and the additional material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Fund and its Shareholders. Accordingly, potential investors are urged to consult their own tax advisers concerning the applica-tion of federal, state and local taxes as such laws and regulations affect their own tax situation.

  Shareholders will be advised at least annually as to the federal income tax consequences of distributions made to them during the year.

                            MANAGEMENT OF THE GROUP

TRUSTEES OF THE GROUP

  Overall responsibility for management of the Group rests with its Board of Trustees. Unless so required by the Group's Declaration of Trust or By-Laws or by Ohio law, at any given time all of the Trustees may not have been elected by the shareholders of the Group. The Group will be managed by the Trustees in accordance with the laws of Ohio governing business trusts. The Trustees, in turn, elect the officers of the Group to supervise its day-to-day operations.

  The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services Inc., the sole general partner of BISYS, receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS receives fees from the Fund for acting as Administrator and may receive fees under the Administrative Services Plan discussed below. BISYS Fund Services, Inc. receives fees from the Fund for acting as Transfer Agent and for providing certain fund accounting services.

INVESTMENT ADVISER


  Martindale Andres & Company, Inc., Four Falls Corporate Center, Suite 200, West Conshohocken, Pennsylvania 19428, is the investment adviser of the Fund and has served as such since the Fund's inception. The Adviser is a wholly owned subsidiary of Keystone Financial Inc., 1 Keystone Plaza, Harrisburg, Pennsylvania 17101 ("Keystone"). The Adviser was organized in 1989 and was acquired by Keystone in December 1995. Except with respect to the KeyPremier Funds, the Adviser has not previously served as the investment adviser to a registered open-end management investment company. However, the Adviser has managed since its founding the investment portfolios of high net worth individuals, endowments, pension and common trust funds. The Adviser currently has over $960 million under management.


  Subject to the general supervision of the Board of Trustees of the Group and in accordance with the investment objective and restrictions of the Fund, the Adviser manages the Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund's records relating to such purchases and sales.

  For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Group, the Adviser receives a fee from the Fund, computed daily and paid monthly, at the annual rate of forty one-hundredths of one percent (.40%) of the Fund's average daily net assets.

  The Adviser may periodically voluntarily reduce all or a portion of its advisory fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The Adviser may not seek reimbursement of such voluntarily reduced fees after the end of the fiscal year in which the fees were reduced. The reduction of such fee will cause the yield and total return of the Fund to be higher than they would otherwise be in the absence of such a reduction.

ADMINISTRATOR AND DISTRIBUTOR

  BISYS is the administrator for the Fund and also acts as the Fund's principal underwriter and distributor (the "Administrator" or the

"Distributor," as the context indicates). BISYS and its affiliated companies, including BISYS Fund Services, Inc., are wholly owned by The BISYS Group, Inc., a publicly-held company which is a provider of information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.


  The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its management and administration agreement with the Group, the Administrator receives an annual fee, calculated monthly and paid periodically, from the Fund of eleven and one-half one-hundredths of one percent (.115%) of the Fund's average daily net assets. The Administrator may periodically voluntarily reduce all or a portion of its administration fee to increase the net income of the Fund available for distribution as dividends. The Administrator may not seek reimbursement of such reduced fees after the end of the fiscal year in which the fees were reduced. The voluntary reduction of such fee will cause the yield and total return of the Fund to be higher than they would otherwise be in the absence of such a fee reduction.

  The Distributor acts as agent for the Fund in the distribution of its Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the costs of advertising, office space and its personnel involved in such activities. The Distributor receives no compensation under its Distribution Agreement with the Group.

EXPENSES


  The Adviser and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. The Fund will bear the following expenses relating to its operations: organizational expenses, taxes, interest, any brokerage fees and commissions, fees and expenses of the Trustees of the Group, Commission fees, state securities notification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to the Fund's current shareholders, outside auditing and legal expenses, advisory fees, fees and out-of-pocket expenses of the custodian, fund accountant and Transfer Agent, costs for independent pricing services, certain insurance premiums, costs of maintenance of the Group's existence, costs of shareholders' reports and meetings, expenses incurred under the Administrative Services Plan described below and any extraordinary expenses incurred in the Fund's operation.


ADMINISTRATIVE SERVICES PLAN

  The Group has adopted an Administrative Services Plan (the "Services Plan") pursuant to which the Fund is authorized to pay compensation to banks and other financial institutions (each a "Service Organization"), which may include the Adviser, its correspondent and affiliated banks, and BISYS, which agree to provide certain ministerial, record keeping and/or administrative support services for their customers or account holders (collectively, "customers") who are the beneficial or record owner of Shares of the Fund. In consideration for such services, a Service Organization receives a fee from the Fund, computed daily and paid monthly, at an annual rate of up to .25% of the average daily net asset value of Shares of the Fund owned beneficially or of record by such Service Organization's customers for whom the Service Organization provides such services.

  The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation to perform certain ministerial, record keeping and/or administrative support services with respect to the beneficial or record owners of Shares of the Fund, such as processing dividend and distribution payments from the Fund on behalf of customers, provid-ing periodic statements to customers showing their positions in the Shares of the Fund, providing sub-accounting with respect to Shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in Shares of the Fund pursuant to specific or pre-authorized instructions. As of the date hereof, no such servicing agreements have been entered into by the Group.

BANKING LAWS

  The Adviser believes that it possesses the legal authority to perform the investment advisory services for the Fund contemplated by its investment advisory agreement with the Group, as described in this Prospectus, without violation of applicable banking laws and regulations, and has so represented in its investment advisory agreement with the Group. Future changes in Federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which the Adviser could continue to perform such services for the Fund. See "Management of the Group--Glass-Steagall Act" in the Statement of Additional Information for further discussion of applicable law and regulations.

                              GENERAL INFORMATION

DESCRIPTION OF THE GROUP AND ITS SHARES


  The Group was organized as an Ohio business trust on April 25, 1988. The Group consists of seventeen funds, each having its own class of shares. Each share represents an equal proportionate interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees (see "Miscellaneous" below). The other funds of the Group are The KeyPremier Pennsylvania Municipal Bond Fund, The KeyPremier Established Growth Fund, The KeyPremier Intermediate Term Income Fund, The KeyPremier Aggressive Growth Fund, 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund, 1st Source Monogram Intermediate Tax-Free Bond Fund, Riverside Capital Money Market Fund, Riverside Capital Value Fund, Riverside Capital Fixed Income Fund, Riverside Capital Growth Fund, Riverside Capital Tennessee Municipal Obligations Fund and Riverside Capital Low Duration Government Securities Fund.



  Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by fund except as otherwise expressly required by law. For example, Shareholders of the Fund will vote in the aggregate with other shareholders of the Group with respect to the election of trustees. However, Shareholders of the Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval or amendment of the Group's investment advisory agreement with respect to the Fund.



  Overall responsibility for the management of the Fund is vested in the Board of Trustees of the Group. See "Management of the Group--Trustees of the Group." Individual Trustees are elected by the shareholders of the Group, although Trustees may, under certain circumstances, fill vacancies, including vacancies created by expanding the size of the Board. Trustees may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "Additional Information--Miscellaneous" in the Statement of Additional Information for further information.

  An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, the investment advisory agreement or the Fund's fundamental policies and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting of shareholders.

  The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.


  As of March 3, 1997, Keystone possessed, on behalf of its or its affiliates' underlying accounts, voting or investment power with respect to more than 25% of the outstanding shares of the Fund and therefore may be presumed to control the Fund within the meaning of the 1940 Act.


CUSTODIAN

  The Bank of New York serves as the custodian for the Fund.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

  BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Fund's transfer agent pursuant to a Transfer Agency Agreement with the Group and receives a fee for such services. BISYS Fund Services, Inc. also provides certain accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee for such services equal to the greater of (a) a fee computed at an annual rate of 0.03% of the Fund's average daily net assets or (b) the annual fee of $30,000. See "Management of the Group--Transfer Agency and Fund Accounting Services" in the Statement of Additional Information for further information.

MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

  As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the Fund upon the issuance or sale of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the Fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

  As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund.

  Inquiries regarding the Fund may be directed in writing to the Group at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 766-3960.

INVESTMENT ADVISER
Martindale Andres & Company, Inc.
Four Falls Corporate Center, Suite 200
West Conshohocken, Pennsylvania 19428

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Baker & Hostetler LLP

65 East State Street
Columbus, Ohio 43215

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215

                               TABLE OF CONTENTS


                                        PAGE
                                        ----
PROSPECTUS SUMMARY....................    2
FEE TABLE.............................    3
FINANCIAL HIGHLIGHTS..................    4
PERFORMANCE INFORMATION...............    5
INVESTMENT OBJECTIVE AND POLICIES.....    5
INVESTMENT RESTRICTIONS...............   10
VALUATION OF SHARES...................   11
HOW TO PURCHASE AND REDEEM SHARES.....   11
DIVIDENDS AND TAXES...................   17
MANAGEMENT OF THE GROUP...............   19
GENERAL INFORMATION...................   21


  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR, BISYS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY BISYS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                      LOGO
                                      THE
                                   KEYPREMIER
                                  PRIME MONEY
                                  MARKET FUND

                                   MARTINDALE

                             ANDRES & COMPANY, INC.
                               INVESTMENT ADVISER
                                   Prospectus

                              dated April 1, 1997

                              CROSS REFERENCE SHEET


                 THE KEYPREMIER PENNSYLVANIA MUNICIPAL BOND FUND


                                    One Fund

                                       of

                               The Sessions Group

Form N-1A Part A Item                                      Prospectus Caption
---------------------                                      ------------------
1.      Cover page..................                       Cover Page

2.      Synopsis....................                       Fee Table

3.      Condensed Financial
          Information...............                       Financial Highlights; Performance
                                                           Information

4.      General Description of
          Registrant................                       Investment Objectives and Policies;
                                                           Investment Restrictions; General
                                                           Information - Description of the Group
                                                           and Its Shares ; Cover Page

5.      Management of the Fund......                       Management of the Group; General
                                                           Information - Custodian; General
                                                           Information - Transfer Agency and Fund
                                                           Accounting Services

5A.     Management's Discussion
          of Fund Performance.......                       Inapplicable

6.      Capital Stock and Other
          Securities................                       How to Purchase and Redeem Shares;
                                                           Dividends and Taxes; General
                                                           Information - Description of the
                                                           Group and Its Shares; General
                                                           Information - Miscellaneous

7.      Purchase of Securities
          Being Offered.............                       Valuation of Shares; How to Purchase
                                                           and Redeem Shares; Management of the
                                                           Group - Distribution Plan

8.      Redemption or Repurchase....                       How to Purchase and Redeem Shares

9.      Pending Legal Proceedings...                       Inapplicable

                                                                            LOGO
--------------------------------------------------------------------------------

3435 Stelzer Road
Columbus, Ohio 43219
For current yield, purchase,
and redemption information,
call (800) 766-3960.

--------------------------------------------------------------------------------

  The Sessions Group (the "Group") is an open-end management investment company. The Group includes The KeyPremier Pennsylvania Municipal Bond Fund (the "Fund"), which is a non-diversified portfolio of the Group. The Trustees of the Group have divided the Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares").

  Martindale Andres & Company, Inc., West Conshohocken, Pennsylvania (the "Adviser"), which is a wholly owned subsidiary of Keystone Financial, Inc. ("Keystone"), acts as the investment adviser to the Fund.

  The Fund seeks (1) income, which is exempt from federal income tax and Pennsylvania state income tax, although such income may be subject to the federal alternative minimum tax when received by certain Shareholders, and (2) preservation of capital. The Fund will invest, under normal market conditions, at least 80% of its net assets in Exempt Securities (as defined below).

  The Fund's net asset value per share will fluctuate as the value of its portfolio changes in response to changing market prices, market rates of interest and/or other factors.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), Columbus, Ohio, acts as the Fund's administrator and distributor. BISYS Fund Services, Inc., Columbus, Ohio, an affiliate of BISYS, acts as the Fund's transfer agent (the "Transfer Agent") and performs certain fund accounting services for the Fund.

  Additional information about the Fund and the Group, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Fund at its address or by calling the Fund at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

  This Prospectus sets forth concisely the information about the Fund and the Group that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE ADVISER, KEYSTONE OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND AN INVESTMENT IN THE FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 The date of this Prospectus is April 1, 1997.

THE KEYPREMIER PENNSYLVANIA
MUNICIPAL BOND FUND

                               PROSPECTUS SUMMARY

     SHARES OFFERED: Units of beneficial interest ("Shares") of the Fund, one separate portfolio of The Sessions Group, an Ohio business trust (the "Group").


     OFFERING PRICE: The public offering price of the Fund is equal to the net asset value per share plus a sales charge of 4.5% of the public offering price, reduced on investments of $100,000 or more (See "How to Purchase and Redeem Shares--Sales Charges"). Under certain circumstances, the sales charge may be eliminated (See "How to Purchase and Redeem Shares--Sales Charge Waivers").


     MINIMUM PURCHASE: $1,000 minimum initial investment with $25 minimum subsequent investments. Such minimum initial investment is reduced for investors using the Auto Invest Plan described herein and for employees of the Adviser and its affiliates.

     TYPE OF COMPANY: The Fund is a series of an open-end, management investment company. The Fund is a non-diversified fund.

     INVESTMENT OBJECTIVES: (1) Income which is exempt from federal income tax and Pennsylvania state income tax, although such income may be subject to the federal alternative minimum tax when received by certain Shareholders, and (2) preservation of capital.


     INVESTMENT POLICIES: Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal securities issued by or on behalf of the Commonwealth of Pennsylvania or any county, political subdivision or municipality thereof, including any agency, board, authority or commission of any of the foregoing, and debt obligations issued by the Government of Puerto Rico and other governmental entities, which generate interest income which is exempt from federal and Pennsylvania state income taxes (but may be subject to the federal alternative minimum tax when received by certain Shareholders).



     RISK FACTORS AND SPECIAL CONSIDERATIONS: An investment in the Fund is subject to certain risks, as set forth in detail under "Investment Objectives and Policies--Risk Factors and Investment Techniques." As with other mutual funds, there can be no assurance that the Fund will achieve its investment objectives. The Fund, to the extent set forth under "Investment Objectives and Policies," may engage in the following practices: the purchase of securities from primarily one state, the use of repurchase agreements and reverse repurchase agreements, entering into options and futures transactions, the short selling of securities, the lending of portfolio securities, and the purchase of securities on a when-issued or delayed-delivery basis.


     INVESTMENT ADVISER: Martindale Andres & Company, Inc. (the "Adviser").

     DIVIDENDS: Dividends from net income are declared and generally paid monthly. Net realized capital gains are distributed at least annually.

     DISTRIBUTOR: BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS").

                                   FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..........  4.50%
ESTIMATED ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees After Voluntary Fee Waiver1..........................................   .30%
12b-1 Fees...........................................................................  None
Other Expenses2......................................................................   .29
                                                                                       ----
Estimated Total Fund Operating Expenses After Voluntary Fee Waiver1..................   .59%
                                                                                       ====


Example You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


1 YEAR     3 YEARS
------     -------
 $ 51        $63
             ---



  The purpose of the above table is to assist a potential purchaser of Shares of the Fund in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses do not include any fees charged by the Adviser or any of its affiliates to its customer accounts which may have invested in Shares of the Fund. See "Management of the Group" and "General Information" for a more complete discussion of the Shareholder transaction expenses and annual operating expenses of the Fund. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

---------------


1 The Adviser has agreed voluntarily to reduce its investment advisory fee to 0.30% through on or about October 31, 1997. Absent such voluntary fee reduction, Management Fees and Estimated Total Fund Operating Expenses would be 0.60% and 0.89%, respectively.


2 "Other Expenses" are estimated for the current fiscal year.

                              FINANCIAL HIGHLIGHTS



  The Fund is one separate fund of the Group. The table below sets forth certain information concerning the investment results of the Fund since its inception. Further financial information is included in the Statement of Additional Information. The Financial Highlights contained in the table below have not been audited.



                                                                        PERIOD FROM OCTOBER
                                                                          1, 1996 THROUGH
                                                                        DECEMBER 31, 1996(A)
                                                                        --------------------
                                                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..................................          $10.21
Investment Activities:
  Net investment income...............................................            0.04
  Net realized and unrealized gains (losses) on investments...........            0.14
                                                                                ------
Total from Investment Activities......................................            0.18
                                                                                ------

Distributions:
  Net investment income...............................................           (0.04)
  Net realized gains..................................................              --
                                                                                ------
  Total Distributions.................................................           (0.04)
                                                                                ------

NET ASSET VALUE, END OF PERIOD........................................          $10.35
                                                                                ======
RATIOS/SUPPLEMENTAL DATA:
Total Return (excludes sales charge)..................................            2.34%(b)
Net Assets, at end of period(000).....................................        $108,000
Ratio of expenses to average net assets...............................            0.27%(c)
Ratio of net investment income to average net assets..................            1.26%(c)
Ratio of expenses to average net assets*..............................            1.04%(c)
Ratio of net investment income to average net assets*.................            0.49%(c)
Portfolio Turnover....................................................              30%


---------------


 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a) Commencement of operations.



(b) Not annualized.



(c) Annualized.

                            PERFORMANCE INFORMATION


  From time to time performance information for the Fund showing the Fund's average annual total return, aggregate total return, yield and tax equivalent yield may be presented in advertisements, sales literature and shareholder reports. SUCH PERFORMANCE FIGURES ARE BASED ON HISTORICAL PERFORMANCE AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Average annual total return will be calculated for the period since commencement of operations for the Fund and will reflect the imposition of the maximum sales charge. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redeemable value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions), which figure is then annualized. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the Fund's net investment income per share earned during a recent one-month period by the Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. Tax equivalent yield of the Fund demonstrates the taxable yield necessary to produce an after-tax yield equivalent to the yield of the Fund. The Fund may also present its average annual total return, aggregate total return, yield, and tax equivalent yield excluding the effect of a sales charge.


  In addition, from time to time, the Fund may present its distribution rate in supplemental sales literature and in shareholder reports, both of which must be accompanied or preceded by a prospectus. Distribution rates will be computed by dividing the distribution per share made by the Fund over a twelve-month period by the maximum offering price per share at the end of that period. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although the Fund may also present a distribution rate excluding the effect of capital gains and/or a sales charge. The distribution rate differs from the yield, because it includes capital gain dividends which are often non-recurring in nature, whereas yield does not include such items.

  Investors may also judge the performance of the Fund by comparing or referencing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and to data prepared by various services, which indices or data may be published by such services or by other services or publications. In addition to performance information, general information about the Fund that appears in such publications may be included in advertisements, sales literature and reports to Shareholders.

  Yield and total return are generally functions of market conditions, interest rates, types of investments held, and operating expenses. Consequently, current yields and total return will fluctuate and are not necessarily representative of future results. Any fees charged by Keystone or by any of its affiliates, including the Adviser, to its customer accounts which may have invested in Shares of the Fund will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Adviser or BISYS voluntarily reduces all or part of its fees for the Fund, as discussed below, the yield and total return for the Fund will be higher than they would otherwise be in the absence of such voluntary fee reductions.

                       INVESTMENT OBJECTIVES AND POLICIES

IN GENERAL

  The investment objectives of the Fund are to seek (1) income which is exempt from federal income tax and Pennsylvania state income tax, although such income may be subject to the federal alternative minimum tax when received by certain Shareholders, and (2) preservation of capital.


  The investment objectives with respect to the Fund are non-fundamental policies and as such may be changed by the Group's Trustees without the vote of the Shareholders of the Fund. There can be no assurance that the investment objectives of the Fund will be achieved.



  Under normal market conditions, at least 80% of the net assets of the Fund are invested in a portfolio of debt obligations consisting of bonds, notes, commercial paper and certificates of indebtedness, issued by or on behalf of the Commonwealth of Pennsylvania, or any county, political subdivision or municipality thereof (including any agency, board, authority or commission of any of the foregoing), the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal and Pennsylvania income taxes (but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax) ("Pennsylvania Exempt Securities") and in debt obligations issued by the Government of Puerto Rico and such other governmental entities whose debt obligations, either by law or treaty, generate interest income which is exempt from federal and Pennsylvania state income taxes (but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax) (together, with Pennsylvania Exempt Securities, called "Exempt Securities"). In addition, under normal market conditions, at least 65% of the Fund's net assets are invested in Pennsylvania Exempt Securities. As a matter of fundamental policy, under normal market conditions, at least 80% of the net assets of the Fund are invested in securities, the interest on which is exempt from federal income tax but may be subject to the federal alternative minimum tax when received by certain Shareholders. To the extent such securities are not Pennsylvania Exempt Securities, the income therefrom may be subject to Pennsylvania income taxes. With respect to the Fund's objective of preserving capital, the Adviser will attempt to protect principal value in a rising interest rate environment and enhance principal value in a declining interest rate environment. Of course, there can be no assurance that the Fund will achieve its investment objectives.


  The two principal classifications of Exempt Securities which may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

  The Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  The Fund invests in Exempt Securities which are rated at the time of purchase within the four highest rating groups assigned by one or more appropriate nationally recognized statistical rating organizations ("NRSROs") (e.g., Standard & Poor's Corporation or Moody's Investor Services, Inc.) for bonds and within the two highest rating groups for notes, tax-ex-empt commercial paper, or variable rate demand obligations, as the case may be. The Fund may also purchase Exempt Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser. The applicable Exempt Securities ratings are described in the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "Risk Factors and Investment Techniques--Medium Grade Securities" below.


  The Fund may invest up to 20% of the value of its net assets in Exempt Securities which, in the case of bonds, are rated lower than the fourth highest rating group by an appropriate NRSRO and as low as "B" by an appropriate NRSRO. Investments rated Ba or lower by Moody's Investors Services, Inc. ("Moody's") and BB or lower by Standard & Poor's Corporation ("S&P") ordinarily provide higher yields but involve greater risk because of their speculative characteristics. Debt rated B by S&P is regarded, on balance, as predominately speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the obligation.


  The Fund expects to maintain a dollar-weighted average portfolio maturity of three to ten years. Within this range, the Adviser may vary the average maturity substantially in anticipation of a change in the interest rate environment. There is no limit as to the maturity of any individual security.

  The Fund may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Adviser, suitable Exempt Securities are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income.


  Under normal market conditions, at least 80% of the net assets of the Fund will be invested in Exempt Securities. However, up to 20% of the net assets of the Fund may be invested in municipal obligations of other states, and any political subdivision, county or municipality thereof, which are not Exempt Securities and in taxable obligations if, for example, suitable Exempt Securities are unavailable or for cash management purposes. In addition, the Fund may invest up to 100% of its assets in such securities when deemed appropriate for temporary defensive purposes as determined by the Adviser to be warranted due to market conditions. Such taxable obligations consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including U.S. Treasury securities stripped of the unmatured interest coupons and such stripped interest coupons), certificates of deposit, bankers' acceptances and demand and time deposits of selected banks, securities of other investment companies, commercial paper meeting the Fund's quality standards (as described above) for tax-exempt commercial paper, and repurchase agreements collateralized by such obligations. These obligations are described further in the Statement of Additional Information. Under such circumstances and during the period of such investment, the Fund may not achieve its stated investment objectives.


  The Fund has no limit to the extent that it may invest its net assets in Exempt Securities, the interest income from which may be treated as a preference item for purposes of the federal alternative minimum tax. To the extent the Fund invests in these securities, individual Shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these bonds. For further information relating to the types of Exempt Securities which will be included in income subject to alternative minimum tax, see "Additional Information--Additional Tax Information With Respect to the Pennsylvania Bond Fund" in the Statement of Additional Information.

  Opinions relating to the validity of Exempt Securities and to the exemption of interest thereon from federal and Pennsylvania state income taxes are normally rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Adviser will review the proceedings relating to the issuance of Exempt Securities or the basis for such opinions.


  Exempt Securities purchased by the Fund may include rated and unrated variable and floating rate notes the interest on which is tax-exempt. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes. Variable and floating rate notes, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial condition.


  The Fund may also purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Exempt Securities. The Adviser will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the Fund's portfolio.


  Variable and floating rate notes which either are not readily marketable or do not have a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund will be deemed to be illiquid securities for purposes of complying with the Fund's limitation on investments in illiquid securities.


  The Fund may purchase from financial institutions participation interests in Exempt Securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Exempt Security in the proportion that the Fund's participation interest bears to the total principal amount of the Exempt Security. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Trustees has determined meets the prescribed quality standards for banks in whose securities the Fund may invest, or the payment obligation otherwise will be collateralized by

U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Exempt Security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Exempt Security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

  The Fund may purchase custodial receipts representing the right to receive certain future principal and interest payments on Exempt Securities which underlie the custodial receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of Exempt Securities deposits such obligations with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Exempt Securities. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted, and ownership changes, based on an auction mechanism. This class' interest rate generally is expected to be below the coupon rate of the underlying Exempt Securities and generally is at a level comparable to that of an Exempt Security of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, but in this case inversely to changes in the rate of interest of the first class. If the interest rate on the first class exceeds the coupon rate of the underlying Exempt Securities, its interest rate will exceed the rate paid on the second class. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Exempt Securities. The value of the second class and similar securities should be expected to fluctuate more than the value of an Exempt Security of comparable quality and maturity and their purchase by the Fund should increase the volatility of its net asset value and, thus, its price per share. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, Exempt Securities having characteristics similar to custodial receipts. These securities may be issued as part of a multi-class offering and the interest rate on certain classes may be subject to a cap or a floor.

  The Fund may invest in zero coupon securities which are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities. For further information regarding zero coupon securities, see "Additional Tax Information With Respect to the Pennsylvania Bond Fund" in the Statement of Additional Information.

  An increase in interest rates will generally reduce the value of the investments in the Fund, and a decline in interest rates will generally increase the value of those investments. Depending upon the prevailing market conditions, the Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

  The Fund may use one or more of the investment techniques described below. Use of such techniques may cause the Fund to earn income which would be taxable to its Shareholders.

RISK FACTORS AND INVESTMENT TECHNIQUES

  Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. The Fund's net asset value generally will not be stable and should fluctuate based upon changes in the value of the Fund's portfolio securities. Securities in which the Fund invests may earn a higher level of current income than certain shorter-term or higher quality securities which generally have greater liquidity, less market risk and less fluctuation in market value.

  Certain municipal lease/purchase obligations in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Adviser will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

  The Fund may employ, among others, the investment techniques described below. Use of these techniques may give rise to taxable income. Options and futures transactions and certain variable and floating rate securities involve so-called "derivative securities." A derivative is generally defined as an instrument whose value is based upon or derived from some underlying index, reference rate (e.g., interest rates), security, commodity or other asset.


  Zero Coupon Securities. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.


  Risks of Non-Diversification. Potential Shareholders should consider the fact that the Fund's portfolio consists primarily of securities issued by the Commonwealth of Pennsylvania (the "Commonwealth"), its municipalities and authorities and should realize that the Fund's performance is closely tied to general economic conditions within the Commonwealth as a whole and to economic conditions within particular industries and geographic areas located within the Commonwealth.

  Although the General Fund of the Commonwealth (the principal operating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases have resulted in surpluses the last four years; as of June 30, 1994, the General Fund had a surplus of $892.9 million. The deficit in the Commonwealth's unreserved/undesignated funds also has been eliminated, and there was a surplus of $79.2 million as of June 30, 1994.

  Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania Exempt Securities in the Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.


  Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations including suits relating to the following matters: (i) the ACLU has filed suit in federal court demanding additional funding for child welfare services; the Commonwealth settled a similar suit in the Commonwealth Court of Pennsylvania and is seeking the dismissal of the federal suit, inter alia because of that settlement. After its earlier denial of class certification was reversed by the Third Circuit Court of Appeals, the district court granted class certification to the ACLU and the parties are proceeding with discovery. (No available estimate of potential liability); (ii) in 1987, the Supreme Court of Pennsylvania held the statutory scheme for county funding of the judicial system to be in conflict with the constitution of the Commonwealth, but stayed judgment pending enactment by the legislature of funding consistent with the opinion, and the legislature has yet to consider legislation implementing the judgment. In 1992, a new action in mandamus was filed seeking to compel the Commonwealth to comply with the original decision; (iii) litigation has been filed in both state and federal court by an association of rural and small schools and several individual school districts and parents challenging the constitutionality of the Commonwealth's system for funding local school districts--the federal case has been stayed pending the resolution of the state case, and the state case is in the pre-trial stage (no available estimate of potential liability); and (iv) Envirotest/Synterra Partners ("Envirotest") has filed suit against the Commonwealth asserting that it sustained damages in excess of $350 million, as a result of investments it made in reliance on a contract to conduct emissions testing before the emission testing program was suspended. Envirotest has entered into a Standstill Agreement with the Commonwealth pursuant to which the parties will attempt to resolve Envirotest's claims (no available estimates of potential liability).



  Although there can be no assurance that such conditions will continue, the Commonwealth's general obligation bonds are currently rated AA- by S&P and A1 by Moody's, and Philadelphia's and Pittsburgh's general obligation bonds are currently rated BBB- and BBB+ respectively by S&P and Baa and Baa1 respectively by Moody's.


  The City of Philadelphia (the "City") experienced a series of General Fund deficits for Fiscal Years 1988 through 1992 and, while its general financial situation has improved, the City is still seeking a long-term solution for its economic difficulties. The audited balance of the City's General Fund as of June 30, 1994 was a surplus of $15.4 million and preliminary unaudited financial statements as of June 30, 1995 project a surplus of approximately $59.6 million.

  In recent years an authority of the Commonwealth, the Pennsylvania Intergovernmental Cooperation Authority ("PICA"), has issued approximately $1.4 billion of Special Revenue Bonds on behalf of the City to cover budget shortfalls, to eliminate projected deficits and to fund capital spending. As one of the conditions of issuing bonds on behalf of the City, PICA exercises oversight of the City's finances. The City is currently operating under a five year plan approved by PICA in 1995. PICA's power to issue further bonds to finance capital projects expired on December 31, 1994. PICA may continue to issue bonds to finance cash flow deficits until December 31, 1996, and its authority to refund existing debt will not expire.


  The Fund's classification as "non-diversified" means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act"). However, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which requires the Fund generally to invest as of the end of each fiscal quarter, with respect to 50% of its total assets, not more than 5% of such assets in the obligations of a single issuer; as to the remaining 50% of its total assets, the Fund is not so restricted. In no event, however, may the Fund invest more than 25% of its total assets in the obligations of any one issuer as of the end of each fiscal quarter. Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, some of which may be within the same economic sector, the Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.



  Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities, in exchange for cash from banks and/or registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. The seller agrees to repurchase such securities at a mutually agreed date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements must be of the same type and quality as those in which the Fund may invest directly. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. For further information about repurchase agreements and the related risks, see "Investment Objectives and Policies--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.


  Reverse Repurchase Agreements. The Fund may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high-grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repur-chase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act and therefore a form of leverage. The Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement. The Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance the Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. For further information about reverse repurchase agreements, see "Investment Objectives and Policies--Additional Information on Portfolio Instruments--Reverse Repurchase Agreements" in the Statement of Additional Information.

  Except as otherwise disclosed to the Shareholders of the Fund, the Group will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, BISYS, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

  When Issued or Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with and in furtherance of its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund will generally not pay for such securities or start earning interest on them until they are received on the settlement date. When the Fund agrees to purchase such securities, however, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

  Medium-Grade Securities. As described above, the Fund may invest in debt securities within the fourth highest rating group assigned by an NRSRO (e.g. BBB or Baa by S&P and Moody's, respectively) and comparable unrated securities. These types of debt securities are considered by Moody's to have some speculative characteristics, and while interest payments and principal security appears adequate for the present, such securities lack certain protective elements or may be characteristically unreliable over any great period of time.

  Should subsequent events cause the rating of a debt security purchased by the Fund to fall below BBB or Baa, as the case may be, the Adviser will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would the Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

  Short Sales. The Fund will from time to time sell securities short. Short sales are effected when the Adviser believes that the price of a particular security will decline, and involve the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. When the Fund sells a security short, it will borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

  All short sales must be fully collateralized, and the Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the Fund exceeds 25% of its total assets.


  Writing Covered Call and Put Options. The Fund may write covered call and put options on securities, or futures contracts regarding securities, in which the Fund may invest, in an effort to realize additional income. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Such options will be listed on national securities or futures exchanges. The Fund may write covered call options (options on securities owned by the Fund) as a means of seeking to enhance its taxable income through the receipt of premiums in instances in which the Adviser determines that the underlying securities or futures contracts are not likely to increase in value above the exercise price. The Fund also may seek to earn additional taxable income through the receipt of premiums by writing put options. By writing a covered call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option; by writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its then current market value.



  The Fund, as part of its options transactions, also may purchase index put and call options and write index options. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.



  When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between bid and asked price. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.


  Purchasing Options. In addition, the Fund may purchase put and call options written by third parties covering those types of financial instruments in which the Fund may invest to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices for such instruments. The purchase of a put option is intended to protect the value of the Fund's holdings in a falling market while the purchase of a call option is intended to protect the value of the Fund's positions in a rising market.


  In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying security, index or futures contract increased by an amount in excess of the premium paid for the call option. It would realize a loss if the price of the underlying security, index or futures contract declined or remained the same or did not increase during the period by more than the amount of the premium. By purchasing a put option, the Fund would be in a position to realize a gain if, during the option period, the price of the security, index or futures contract declined by an amount in excess of the premium paid. It would realize a loss if the price of the security, index or futures contract increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.


  The Fund also may acquire "puts" with respect to Exempt Securities held in its portfolio. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.



  The amount payable to the Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the Exempt Securities (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Tax-Free Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.



  Puts may be acquired by the Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities.



  The Fund expects that it will generally acquire such puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).



  The Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.


  Futures Contracts. The Fund may purchase or sell contracts for the future delivery of the specific financial instruments in which the Fund may invest, and indices based upon the types of securities in which the Fund may invest (collectively, "Futures Contracts"). The Fund may use this investment technique as a substitute for a comparable market position in the underlying securities or to hedge against anticipated future changes in market interest rates, which otherwise might adversely affect either the value of the Fund's securities or the prices of securities which the Fund intends to purchase at a later date. Alternatively, the Fund may purchase or sell futures contracts to hedge against changes in market interest rates which may result in the premature call at par value of certain securities which the Fund has purchased at a premium.

  To the extent the Fund is engaging in a futures transaction as a hedging device, because of the risk of an imperfect correlation between securities in the Fund's portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective if, for example, losses on the portfolio securities exceed gains on the futures contract or losses on the futures contract exceed gains on the portfolio securities. For futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the future contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if the market does not move as anticipated when the hedge is established.

  Successful use of futures by the Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market or interest rates. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

  An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

  Call options sold by the Fund with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying, or instruments the prices of which are expected to move relatively consistently with the instruments underlying, the futures contract. Put options sold by the Fund with respect to futures contracts will be covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligation undertaken.

  The Fund may utilize municipal bond index futures to protect against changes in the market value of the Exempt Securities in its portfolio or which it intends to acquire. Municipal bond index futures contracts are based on an index of long-term municipal obligations. The index assigns relative values to the municipal obligations included in an index, and fluctuates with changes in the market value of such municipal obligations. The contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash based upon the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The acquisition or sale of a municipal bond index futures contract enables the Fund to protect its assets from fluctuations in rates on tax exempt securities without actually buying or selling such securities.

  Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. The Fund may purchase and sell interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position or to hedge against adverse movements in interest rates.

  To the extent the Fund has invested in interest rate futures contracts or options on interest rate futures contracts as a substitute for a comparable market position, the Fund will be subject to the investment risks of having purchased the securities underlying the contract.

  The Fund may purchase call options on interest rate futures contracts to hedge against a decline in interest rates and may purchase put options on interest rate futures contracts to hedge its portfolio securities against the risk of rising interest rates.

  If the Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in the Fund's portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates.

  The Fund may sell call options on interest rate futures contracts to partially hedge against declining prices of its portfolio securities. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The Fund may sell put options on interest rate futures contracts to hedge against increasing prices of the securities which are deliverable upon exercise of the futures contracts. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option sold by a Fund is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of its portfolio securities.

  The Fund also may sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be a correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the hedge. In addition, the Fund's purchase of such options will be based upon predictions as to anticipated interest rate trends, which could prove to be inaccurate.

  In general, the value of futures contracts sold by the Fund to offset declines in its portfolio securities will not exceed the total market value of the portfolio securities to be hedged, and futures contracts purchased by the Fund will be covered by a segregated account consisting of cash or liquid securities in an amount equal to the total market value of such futures contracts, less the initial margin deposited therefor.

  When buying futures contracts and when writing put options, the Fund will be required to segregate in a separate account cash and/or U.S. Government securities in an amount sufficient to meets its obligations. When writing call options, the Fund will be required to own the financial instrument or futures contract underlying the option or segregate cash and/or U.S. Government securities in an amount sufficient to meet its obligations under written calls.


  Investment Company Securities. The Fund may also invest in the securities of other investment companies in accordance with the limitations of the 1940 Act and any exemptions therefrom. The Fund intends to invest in money market mutual funds for purposes of short-term cash management. The Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in mutual funds. Additional restrictions on the Fund's investments in the securities of other investment companies are contained in the Statement of Additional Information.


                            INVESTMENT RESTRICTIONS

  The Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined under "General Information--Miscellaneous" herein).

  The Fund will not:

       1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

       2. Borrow money or issue senior securities except as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

       3. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions and enter into repurchase agreements.

  The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of the Fund: the Fund will not purchase or otherwise acquire any security, if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. For purposes of this investment restriction, illiquid securities include securities which are not readily market-able and repurchase agreements with maturities in excess of seven days.

                              VALUATION OF SHARES

  The net asset value of the Fund is determined and its Shares are priced as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each Business Day of the Fund. The time at which the Shares of the Fund is priced is hereinafter referred to as the "Valuation Time." A "Business Day" of the Fund is a day on which the Exchange is open for trading and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) during which there is sufficient trading in portfolio instruments such that the Fund's net asset value per share might be materially affected. The Exchange will not be open in observance of the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share for purposes of pricing purchases and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of the Fund's outstanding Shares.

  The net asset value per share for the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

  The portfolio securities in the Fund for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities normally are traded. Unlisted securities for which market quotations are readily available are valued at such market values. Other securities, including restricted securities and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under procedures established by, and under the supervision of the Group's Board of Trustees. Securities may be valued by an independent pricing service approved by the Group's Board of Trustees. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method.

                                HOW TO PURCHASE
                               AND REDEEM SHARES

DISTRIBUTOR


  Shares of the Fund are sold on a continuous basis by the Group's distributor, BISYS (the "Distributor"). The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, telephone the Group at (800) 766-3960.


PURCHASES OF SHARES

  Shares may be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by the Adviser, its affiliates or its correspondent entities (collectively, "Entities"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by the Entity and the Customer are invested by the Distributor in Shares of the Fund, depending upon the type of the Customer's account and/or the instructions of the Customer.

  Shares of the Fund sold to the Entities acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Entities. With respect to Shares of the Fund so sold, it is the responsibility of the particular Entity to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of Shares will be recorded by the Entities and reflected in the account statements provided by the Entities to Customers.

  Investors may also purchase Shares of the Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, payable to the Fund, to The KeyPremier Funds, P.O. Box 182707, Columbus, Ohio 43218-2707. Subsequent purchases of Shares of the Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) payable to the Group, to the above address.

  If an Account Registration Form has been previously received by the Group, investors may also purchase Shares by wiring funds to the Fund's custodian. Prior to wiring any such funds and in order to ensure that wire orders are invested promptly, investors must call the Group at (800) 766-3960 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

  Shares of the Fund are purchased at the net asset value per share (see "Valuation of Shares") next determined after receipt by the Distributor, its agents or broker-dealers with whom it has an agreement of an order in good form to purchase Shares plus any applicable sales charge as described below. Purchases of Shares of the Fund will be effected only on a Business Day (as defined in "Valuation of Shares") of the Fund.

  For an order for the purchase of Shares of the Fund that is placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined (plus any applicable sales charge), but only if the broker-dealer receives the order and transmits it to the Distributor prior to the Valuation Time for that day. The broker-dealer is responsible for transmitting such orders by the Valuation Time. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

MINIMUM INVESTMENT

  Except as otherwise discussed below under "Auto Invest Plan," the minimum investment is $1,000 for the initial purchase of Shares of the Fund by an investor and $25 for subsequent purchases of Shares of the Fund. The initial minimum investment amount is also reduced to $250 for employees of the Adviser, Keystone or any of their affiliates.

  Depending upon the terms of a particular Customer's account, the Entities or their affiliates may charge a Customer account fees for automatic investment and other cash management services provided in connection with an investment in the Fund. Information concerning these services and any charges will be provided by the Entities. This Prospectus should be read in conjunction with any such information received from the Entities or their affiliates.

  The Fund reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign checks and third party checks not originally made payable to the order of the investor.

  Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares owned by the Shareholder and the number of Shares being held in safekeeping by the Transfer Agent for the account of the Shareholder. Reports of purchases and redemptions of Shares by Entities on behalf of their Customers will be sent by the Entities to their Customers. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

AUTO INVEST PLAN


  The KeyPremier Funds Auto Invest Plan enables Shareholders to make regular semi-monthly, monthly, quarterly or semi-annual purchases of Shares of the Fund through automatic deduction from their bank accounts, provided that the Shareholder's bank is a member of the Federal Reserve and the Automated Clearing House (ACH) system. With Shareholder authorization the Transfer Agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account which will automatically be invested in Shares of the Fund at the public offering price on the date of such deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $250; the minimum amount for subsequent investments is $25. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or a supplemental sign-up form which can be acquired by calling the Group at (800) 766-3960. For a Shareholder to change the Auto Invest instructions, the request must be made in writing to the Group at:
3435 Stelzer Road, Columbus, Ohio 43219.



IN-KIND PURCHASES



  Payment for Shares of the Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund as described in this Prospectus. For further information about this form of payment, contact the Adviser. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the date of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form of transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.


SALES CHARGES


  The public offering price of Shares of the Fund equals net asset value plus a sales charge in accordance with the table below. BISYS receives this sales charge as Distributor and reallows a portion of it as dealer discounts and brokerage commissions. However, the Distributor, in its sole discretion, may pay certain dealers all or part of the portion of the sales charge it receives. The broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933.


                                                        DEALER
                                                    DISCOUNTS AND
     AMOUNT OF       SALES CHARGE                     BROKERAGE
   TRANSACTION AT    AS % OF NET   SALES CHARGE AS  COMMISSIONS AS
  PUBLIC OFFERING       AMOUNT       % OF PUBLIC     % OF PUBLIC
       PRICE           INVESTED    OFFERING PRICE   OFFERING PRICE
-------------------- ------------  ---------------  --------------
Less than $100,000..    4.71%           4.50%           4.05%
$100,000 but less
  than $250,000.....     3.63            3.50            3.15
$250,000 but less
  than $500,000.....     2.56            2.50            2.25
$500,000 but less
  than $1,000,000...     1.52            1.50            1.35
$1,000,000 or more..        0               0               0

  From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of the Fund. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its Shareholders.

SALES CHARGE WAIVERS


  The Distributor will waive sales charges for the purchase of Shares of the Fund by or on behalf of (1) purchasers for whom Keystone, the Adviser, one of their affiliates or another financial institution acts in a fiduciary, advisory, agency, custodial (other than individual retirement accounts), or similar capacity, (2) officers, trustees, directors, advisory board members, employees and retired employees (including spouses, children and parents of the foregoing) of Keystone, the Adviser, the Group, BISYS and any affiliated company thereof,
(3) investors who purchase Shares with the proceeds from a distribution from the Adviser, Keystone or an affiliated trust or agency account, (4) brokers, dealers and agents, who have a sales agreement with the Distributor, and their employees (and their spouses and children under 21), and (5) investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent. The Distributor may change or eliminate the foregoing waivers at any time. The Distributor may also periodically waive all or a portion of the sales charge for all investors with respect to the Fund.


  In addition, the Distributor may waive sales charges for the purchase of the Fund's Shares with the proceeds from the recent redemption of shares of a non-money market fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his financial institution, at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice.

CONCURRENT PURCHASES


  For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of the Fund and one or more of the other funds of the Group sold with a sales charge and advised by the Adviser ("KeyPremier Load Funds"). For example, if a Shareholder concurrently purchases Shares in the Fund at the total public offering price of $50,000 and Shares in another KeyPremier Load Fund at the total public offering price of $50,000, the sales charge with respect to the Shares of the Fund so purchased would be that applicable to a $100,000 purchase as shown in the table above. This privilege, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.


LETTER OF INTENT

  An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Shares of the Fund at a designated total public offering price within a designated 13-month period. Each purchase of Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. This program may be modified or eliminated at any time or from time to time by the Group without notice. For further information about letters of intent, interested investors should contact the Group at (800) 766-3960.

  A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Shares actually purchased if the full amount indicated is not purchased, and such escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Shares, whether paid in cash or reinvested in additional Shares, are not subject to escrow. The escrowed Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. An adjustment will be made to reflect any reduced sales charge applicable to Shares purchased during the 90-day period prior to the date the Letter of Intent was entered into at the conclusion of the 13-month period and in the form of additional Shares credited to the Shareholder's account at the then current public offering price applicable to a single purchase of the total amount of the total purchases. Additionally, if the total purchases within the 13-month period exceed the amount specified, a similar adjustment will be made to reflect further reduced sales charges applicable to such purchases, if any.

RIGHT OF ACCUMULATION


  Pursuant to the right of accumulation, investors are permitted to purchase Shares of the Fund at the public offering price applicable to the total of (a) the total public offering price of the Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all KeyPremier Load Funds. The "purchaser's combined holdings" described in the preceding sentence shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must, at the time of purchase, give the Transfer Agent sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Group without notice.


EXCHANGE PRIVILEGE


  Shareholders may exchange their Shares in the Fund for Shares of any other fund of the Group advised by the Adviser ("KeyPremier Funds"), including The KeyPremier Prime Money Market Fund, The KeyPremier Established Growth Fund, The KeyPremier Intermediate Term Income Fund and The KeyPremier Aggressive Growth Fund, at respective net asset values plus a sales charge equal to the difference, if any, between the sales charge payable upon purchase of Shares of such KeyPremier Fund and the sales charge, if any, previously paid on the Fund Shares to be exchanged. In addition, with respect to every exchange, the amount to be exchanged must meet the applicable minimum investment requirements and the exchange must be made in states where it is legally authorized.


  An exchange is considered a sale of Shares for federal income tax purposes. However, a Shareholder may not include any sales charge on Shares of the Fund as a part of the cost of those Shares for purposes of calculating the gain or loss realized on an exchange of those Shares within 90 days of their purchase.

  The Group may at any time modify or terminate the foregoing exchange privileges. The Group, however, will give Shareholders 60 days' advance written notice of any such modification.

  A Shareholder wishing to exchange his or her Shares may do so by contacting the Group at (800) 766-3960 or by providing written instructions to the Group. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the fund in which he or she wishes to invest before making the exchange. For a discussion of risks associated with unauthorized telephone exchanges, see "Redemption by Telephone" below.

REDEMPTION OF SHARES

  Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account at an Entity. For example, if a Customer has agreed with an Entity to maintain a minimum balance in his or her account with the Entity, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Entity may redeem on behalf of the Customer, all or part of the Customer's Shares of the Fund to the extent necessary to maintain the required minimum balance.

Redemption by Mail

  A written request for redemption must be received by the Group, at the address shown on the front page of this Prospectus, in order to honor the request. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record or mailed or wired to a commercial bank account previously designated on the Account Registration Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

Redemption by Telephone

  If a Shareholder has so designated on the Account Registration Form, a Shareholder may request a redemption of his or her Shares by telephoning the Group and having the payment of redemption requests sent electronically directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. A Shareholder may also have such payment mailed directly to the Shareholder at the Shareholder's address as recorded by the Transfer Agent. However, this option may be suspended for a period of 30 days following a telephonic address change. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. The Group may reduce the amount of a wire redemption payment by the then-current wire redemption charge of the Fund's custodian. There is currently no charge for having payment of redemption requests mailed or sent electronically to a designated bank account. For telephone redemptions, call the Group at (800) 766-3960.


  Neither the Group, the Fund nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, Shareholders are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Group at the address shown on the front page of this Prospectus.

Auto Withdrawal Plan

  The Auto Withdrawal Plan enables Shareholders of the Fund, with an account balance in the Fund of $5,000 or more, to make regular monthly or quarterly redemptions of Shares. With Shareholder authorization, the Transfer Agent will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The required minimum withdrawal is $50 monthly. To participate in the Auto Withdrawal Plan, Shareholders should call (800) 766-3960 for more information. Purchases of additional Shares, including use of the Auto Invest Plan described above, concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities and sales charges. For a Shareholder to change the Auto Withdrawal instructions, the request must be made in writing to the Group.

PAYMENTS TO SHAREHOLDERS


  Redemption orders are effected at the net asset value per share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Fund will attempt to honor requests from Shareholders for next day payments upon redemption of Shares if the request for redemption is received by the Distributor before the Valuation Time on a Business Day or, if the request for redemption is received after the Valuation Time, to honor requests for payment on the second Business Day thereafter. The Fund will attempt to so honor redemption requests unless it would be disadvantageous to the Fund or the Shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.


  At various times, the Group may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Group may delay the forwarding of proceeds for up to 15 days or more until payment has been collected for the purchase of such Shares. The Group intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.


  Due to the relatively high cost of handling small investments, the Group reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of a decrease in the market price of such Shares, the deduction of any sales charge or the establishment of an account with less than $1,000 using the Auto Invest Plan), the account of such Shareholder has a value of less than $1,000 ($250 if the Shareholder is an employee of the Adviser or one of its affiliates). Accordingly, an investor purchasing Shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before the Group exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed at least 60 days to make an additional investment in an amount which will increase the value of the account to at least $1,000 ($250 if the Shareholder is an employee of the Adviser or one of its affiliates).


  See "Additional Purchase and Redemption Information" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption.

                              DIVIDENDS AND TAXES

DIVIDENDS

  A dividend for the Fund is declared monthly at the close of business on the day of declaration consisting of an amount of accumulated undistributed net income of the Fund as determined necessary or appropriate by the appropriate officers of the Group. Such dividend is generally paid monthly. Shareholders will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the Fund at the net asset value as of the date of payment, unless the Shareholder elects to receive dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

  Distributable net realized capital gains for the Fund are distributed at least annually. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares in the Fund.

  If a Shareholder elects to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the Shareholder's cash election will be changed automatically and future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

FEDERAL TAXES

  The Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of the Fund's Shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. The Fund contemplates declaring as dividends all or substantially all of the Fund's investment company taxable income (before deduction of dividends paid).

  A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of having a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. If distributions during a calendar year were less than the required amount, that Fund would be subject to a non-deductible 4% excise tax on the deficiency.

  It is expected that the Fund will distribute annually substantially all of its net investment income and net capital gains to its Shareholders. Dividends derived from interest earned on Exempt Securities constitute "exempt-interest dividends" when designated as such by the Fund and will be excludable from gross income for federal income tax purposes. However, exempt-interest dividends attributable to certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as a tax preference item in computing the alternative minimum tax. Also, a portion of all other interest excluded from gross income for federal income tax purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings over alternative minimum taxable income.

  Distributions, if any, derived from capital gains will generally be taxable to Shareholders as capital gains for federal income tax purposes to the extent so designated by the Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to Shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional Shares. Shareholders not subject to federal income tax on their income will not, of course, be required to pay federal income tax on any amounts distributed to them. The Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes. The Fund will notify each Shareholder annually of the tax status of all distributions.

  If a Shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the Shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security benefits that may be subject to federal income taxation, may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a Shareholder.

  Interest on indebtedness incurred or continued by a Shareholder to purchase or carry Shares of the Fund is not deductible for federal income taxes assuming the Fund distributes exempt-interest dividends during the Shareholder's taxable year. It is anticipated that distributions from the Fund will not be eligible for the dividends received deduction for corporations.

  Proposals that may restrict or eliminate the income tax exemption for interest on Exempt Securities may be introduced in the future. If any such proposal were enacted that would reduce the availability of Exempt Securities for investment by the Fund so as to adversely affect Fund Shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to Shareholders for their consideration. If legislation were enacted that would treat a type of Exempt Securities as taxable, the Fund would treat such security as a permissible taxable investment within the applicable limits set forth herein.

  Additional information regarding federal taxes is contained in the Statement of Additional Information under the heading "Additional Information--Additional General Tax Information." However, the information contained in this Prospectus and the additional material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Fund and its Shareholders. Accordingly, potential investors are urged to consult their own tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

  Shareholders will be advised at least annually as to the federal and state income tax consequences of distributions made to them during the year.

PENNSYLVANIA TAXES

  Under current Pennsylvania law, Shareholders will not be subject to Pennsylvania Personal Income Tax on distributions from the Fund attributable to interest income from Pennsylvania Exempt Securities or from obligations of the United States, its territories and certain of its agencies and instrumentalities ("Federal Exempt Securities"). However, Pennsylvania Personal Income Tax will apply to distributions from the Fund attributable to gain realized on the disposition of any investment, including Exempt Securities, or to interest income from investments other than Exempt Securities. Shareholders also will be subject to the Pennsylvania Personal Income tax on any gain they realize on the disposition of Shares in the Fund.

  Distributions attributable to interest from Exempt Securities is not subject to the Philadelphia School District Net Income Tax. However, distributions attributable to gain from the disposition of Exempt Securities are subject to the Philadelphia School District Net Income Tax, except that distributions attributable to gain on any investment held for more than six months are exempt. A shareholder's gain on the disposition of Shares in the Fund that he or she has held for more than six months will not be subject to the Philadelphia School District Net Income Tax.

  Shareholders are not subject to the county personal property tax imposed on residents of Pennsylvania by the Act of June 17, 1913, P.L. 507, as amended to the extent that the Fund is comprised of Exempt Securities.

                            MANAGEMENT OF THE GROUP

TRUSTEES OF THE GROUP

  Overall responsibility for management of the Group rests with its Board of Trustees. Unless so required by the Group's Declaration of Trust or By-Laws, or by Ohio law, at any given time, all of the Trustees may not have been elected by the shareholders of the Group. The Group will be managed by the Trustees in accordance with the laws of Ohio governing business trusts. The Trustees, in turn, elect the officers of the Group to supervise its day-to-day operations.

  The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services Inc., the sole general partner of BISYS, receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS receives fees from the Fund for acting as Administrator, may receive fees under the Administrative Services Plan discussed below, and may retain all or a portion of any sales load imposed upon purchases of Shares. BISYS Fund Services, Inc. receives fees from the Fund for acting as Transfer Agent and for providing certain fund accounting services.

INVESTMENT ADVISER


  Martindale Andres & Company, Inc., Four Falls Corporate Center, Suite 200, West Conshohocken, Pennsylvania 19428, is the investment adviser of the Fund and has served as such since the Fund's inception. The Adviser is a wholly owned subsidiary of Keystone Financial, Inc., 1 Keystone Plaza, Harrisburg, Pennsylvania 17101 ("Keystone"). The Adviser was organized in 1989 and was acquired by Keystone in December 1995. Except with respect to the KeyPremier Funds, the Adviser has not previously served as the investment adviser to a registered open-end management investment company. However, the Adviser has managed since its founding the investment portfolios of high net worth individuals, endowments, pension and common trust funds. The Adviser currently has over $960 million under management, including over $400 million of municipal securities.


  Subject to the general supervision of the Board of Trustees of the Group and in accordance with the investment objectives and restrictions of the Fund, the Adviser manages the Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund's records relating to such purchases and sales.

  Mr. Robert Andres is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Andres co-founded the Adviser in 1989 and serves as its President and Chief Operating Officer. Prior thereto, he served as President of Merrill Lynch Mortgage Capital Corporation and manager of Merrill Lynch's secondary corporate bond trading division. He has had more than 30 years of broad based experience with respect to fixed-income securities, including more than 20 years in trading, sales and investment management of municipal securities.

  For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Group, the Adviser receives a fee from the Fund, computed daily and paid monthly, at the annual rate of sixty one-hundredths of one percent (.60%) of the Fund's average daily net assets.

  The Adviser may periodically voluntarily reduce all or a portion of its advisory fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The Adviser may not seek reimbursement of such voluntarily reduced fees after the end of the fiscal year in which the fees were reduced. The reduction of such fee will cause the yield and total return of the Fund to be higher than they would otherwise be in the absence of such a reduction.

ADMINISTRATOR AND DISTRIBUTOR


  BISYS is the administrator for the Fund and also acts as the Fund's principal underwriter and distributor (the "Administrator" or the "Distributor," as the context indicates). BISYS and its affiliated companies, including BISYS Fund Services, Inc., are wholly owned by The BISYS Group, Inc., a publicly-held company which is a provider of information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.


  The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its management and administration agreement with the Group, the Administrator receives a fee from the Fund, computed daily and paid periodically, calculated at an annual rate of eleven and one-half one-hundredths of one percent (.115%) of the Fund's average daily net assets. The Administrator may periodically voluntarily reduce all or a portion of its administration fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The Administrator may not seek reimbursement of such reduced fees after the end of the fiscal year in which the fees were reduced. The voluntary reduction of such fee will cause the yield and total return of the Fund to be higher than they would otherwise be in the absence of such a fee reduction.

  The Distributor acts as agent for the Fund in the distribution of its Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the costs of advertising, office space and its personnel involved in such activities. The Distributor receives no compensation under its Distribution Agreement with the Group, but may retain all or a portion of any sales charge imposed upon the purchase of Shares. See "How to Purchase and Redeem Shares--Sales Charges."

EXPENSES


  The Adviser and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. The Fund will bear the following expenses relating to its operations: organizational expenses, taxes, interest, any brokerage fees and commissions, fees and expenses of the Trustees of the Group, Commission fees, state securities notification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to the Fund's current shareholders, outside auditing and legal expenses, advisory fees, fees and out-of-pocket expenses of the custodian, fund accountant and Transfer Agent, costs for independent pricing services, certain insurance premiums, costs of maintenance of the Group's existence, costs of shareholders' reports and meetings, expenses incurred under the Administrative Services Plan described below and any extraordinary expenses incurred in the Fund's operation.


ADMINISTRATIVE SERVICES PLAN

  The Group has adopted an Administrative Services Plan (the "Services Plan") pursuant to which the Fund is authorized to pay compensation to banks and other financial institutions (each a "Service Organization"), which may include the Adviser, its correspondent and affiliated banks, and BISYS, which agree to provide certain ministerial, record keeping and/or administrative support services for their customers or account holders (collectively, "customers") who are the beneficial or record owner of Shares of the Fund. In consideration for such services, a Service Organization receives a fee from the Fund, computed daily and paid monthly, at an annual rate of up to .25% of the average daily net asset value of Shares of the Fund owned beneficially or of record by such Service Organization's customers for whom the Service Organization provides such services.


  The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation to perform certain ministerial, record keeping and/or administrative support services with respect to the beneficial or record owners of Shares of the Fund, such as processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the Shares of the Fund, providing sub-accounting with respect to Shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in Shares of the Fund pursuant to specific or pre-authorized instructions. As of the date hereof, no such servicing agreements have been entered into by the Group with respect to the Fund.


BANKING LAWS

  The Adviser believes that it possesses the legal authority to perform the investment advisory services for the Fund contemplated by its investment advisory agreement with the Group, as described in this Prospectus, without violation of applicable banking laws and regulations, and has so represented in its investment advisory agreement with the Group. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which the Adviser could continue to perform such services for the Fund. See "Management of the Group--Glass-Steagall Act" in the Statement of Additional Information for further discussion of applicable law and regulations.


                              GENERAL INFORMATION

DESCRIPTION OF THE GROUP AND ITS SHARES


  The Group was organized as an Ohio business trust on April 25, 1988. The Group consists of seventeen funds, each having its own class of shares. Each share represents an equal proportionate interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees (see "Miscellaneous" below). The other funds of the Group are The KeyPremier Prime Money Market Fund, The KeyPremier Established Growth Fund, The KeyPremier Intermediate Term Income Fund, The KeyPremier Aggressive Growth Fund, 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund, 1st Source Monogram Intermediate Tax-Free Bond Fund, Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund, Riverside Capital Growth Fund, Riverside Capital Tennessee Municipal Obligations Fund and Riverside Capital Low Duration Government Securities Fund.



  The Fund was initially funded by the transfer of all of the assets of a corresponding common trust fund managed by the Adviser in exchange for Shares of the Fund equal in aggregate net asset value to the assets so received.



  Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by fund except as otherwise expressly required by law. For example, Shareholders of the Fund will vote in the aggregate with other shareholders of the Group with respect to the election of trustees. However, Shareholders of the Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval or amendment of the Group's investment advisory agreement with respect to the Fund.



  Overall responsibility for the management of the Fund is vested in the Board of Trustees of the Group. See "Management of the Group-- Trustees of the Group." Individual Trustees are elected by the shareholders of the Group, although Trustees may, under certain circumstances, fill vacancies created by expanding the size of the Board. Trustees may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "Additional Information--Miscellaneous" in the Statement of Additional Information for further information.


  An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, the investment advisory agreement or the Fund's fundamental policies and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting of shareholders.

  The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.


  As of March 3, 1997, Keystone possessed, on behalf of its or its affiliates' underlying accounts, voting or investment power with respect to more than 25% of the outstanding shares of the Fund and therefore may be presumed to control the Fund within the meaning of the 1940 Act.


CUSTODIAN

  The Bank of New York serves as the custodian for the Fund.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

  BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Fund's transfer agent pursuant to a Transfer Agency Agreement with the Group and receives a fee for such services. BISYS Fund Services, Inc. also provides certain accounting services for the Fund pursuant to the Fund Accounting Agreement and receives a fee for such services equal to the greater of (a) a fee computed at an annual rate of 0.03% of the Fund's average daily net assets, or
(b) the annual fee of $35,000. See "Management of the Group--Transfer Agency and Fund Accounting Services" in the Statement of Additional Information for further information.

MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

  As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

  As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund.

  Inquiries regarding the Fund may be directed in writing to the Group at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 766-3690.

INVESTMENT ADVISER
Martindale Andres & Company, Inc.
Four Falls Corporate Center, Suite 200
West Conshohocken, Pennsylvania 19428

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Baker & Hostetler LLP

65 East State Street
Columbus, Ohio 43215

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215

                               TABLE OF CONTENTS


                                        PAGE
                                        ----
PROSPECTUS SUMMARY....................    2
FEE TABLE.............................    3
FINANCIAL HIGHLIGHTS..................    4
PERFORMANCE INFORMATION...............    5
INVESTMENT OBJECTIVES AND POLICIES....    5
INVESTMENT RESTRICTIONS...............   18
VALUATION OF SHARES...................   19
HOW TO PURCHASE AND REDEEM SHARES.....   19
DIVIDENDS AND TAXES...................   26
MANAGEMENT OF THE GROUP...............   28
GENERAL INFORMATION...................   31



  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR, BISYS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY BISYS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                      LOGO
                                      THE
                                   KEYPREMIER
                                  PENNSYLVANIA
                                 MUNICIPAL BOND
                                      FUND

                                   MARTINDALE

                             ANDRES & COMPANY, INC.
                               INVESTMENT ADVISER
                                   Prospectus

                              dated April 1, 1997

                              CROSS REFERENCE SHEET

         1ST SOURCE MONOGRAM U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

                   1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND

                     1ST SOURCE MONOGRAM INCOME EQUITY FUND

                     1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

                         1ST SOURCE MONOGRAM INCOME FUND

               1ST SOURCE MONOGRAM INTERMEDIATE TAX-FREE BOND FUND

                                    Six Funds

                                       of

                               The Sessions Group

Form N-1A Part A Item                                Prospectus Caption
---------------------                                ------------------

1.       Cover page..................                Cover Page

2.       Synopsis....................                Fee Table

3.       Condensed Financial
           Information...............                Financial Highlights; Performance Information

4.       General Description of
           Registrant................                Investment Objectives and Policies; Investment Restrictions;
                                                     General Information - Description of the Group and Its Shares

5.       Management of the Fund......                Management of the Group; General Information - Custodian;
                                                     General Information - Transfer Agent

5A.      Management's Discussion
           of Fund Performance.......                Inapplicable

6.       Capital Stock and Other
           Securities................                How to Purchase and Redeem Shares; Dividends and Taxes;
                                                     General Information - Description of the Group and Its Shares;
                                                     General Information - Miscellaneous

7.       Purchase of Securities
           Being Offered.............                Valuation of Shares; How to Purchase and Redeem Shares;
                                                     Management of the Group - Distribution Plan

8.       Redemption or Repurchase....                How to Purchase and Redeem Shares

9.       Pending Legal Proceedings...                Inapplicable

1ST SOURCE MONOGRAM U.S. TREASURY OBLIGATIONS
MONEY MARKET FUND
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY FUND
1ST SOURCE MONOGRAM INCOME EQUITY FUND
1ST SOURCE MONOGRAM SPECIAL EQUITY FUND
1ST SOURCE MONOGRAM INCOME FUND
1ST SOURCE MONOGRAM INTERMEDIATE TAX-FREE BOND FUND                         LOGO
--------------------------------------------------------------------------------

3435 Stelzer Road
Columbus, Ohio 43219
For current yield, purchase, and redemption information, call (800) 766-8938.

--------------------------------------------------------------------------------


  The Sessions Group (the "Group") is an open-end management investment company. The Group includes the 1st Source Monogram U.S. Treasury Obligations Money Market Fund (the "Money Market Fund"), the 1st Source Monogram Diversified Equity Fund (the "Diversified Equity Fund"), the 1st Source Monogram Income Equity Fund (the "Income Equity Fund"), the 1st Source Monogram Special Equity Fund (the "Special Equity Fund"), the 1st Source Monogram Income Fund (the "Income Fund") and the 1st Source Monogram Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Fund"), each of which is a diversified investment fund of the Group (the Money Market, Diversified Equity, Income Equity, Special Equity, Income and Intermediate Tax-Free Funds are hereinafter collectively referred to as the "Funds" and individually as a "Fund"). The Trustees of the Group have divided each Fund's beneficial ownership into an unlimited number of transferable units called shares (the "Shares").



  1st Source Bank, South Bend, Indiana (the "Adviser"), which is a wholly owned subsidiary of 1st Source Corporation ("FSC"), acts as the investment adviser to each of the Funds. In addition, with respect to the Diversified Equity Fund, the Adviser has retained Miller Anderson & Sherrerd LLP, Loomis Sayles & Company, L.P. and Columbus Circle Investors to provide sub-investment advisory services.


  Additional information about the Funds, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Funds at their address or by calling the Funds at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

  This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

  Each of the Diversified Equity Fund's, Income Equity Fund's, Special Equity Fund's, Income Fund's and Intermediate Tax-Free Fund's net asset value per share will fluctuate as the value of its portfolio changes in response to changing market prices, market rates of interest and/or other factors.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), Columbus, Ohio, acts as the Funds' administrator and distributor. BISYS Fund Services, Inc., Columbus, Ohio, an affiliate of BISYS, acts as the Funds' transfer agent (the "Transfer Agent") and performs certain fund accounting services for each of the Funds.

  THE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE ADVISER, FSC OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

  IN ADDITION, AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE MONEY MARKET FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT NET ASSET VALUE WILL NOT VARY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 The date of this Prospectus is April 1, 1997.

                               PROSPECTUS SUMMARY

  SHARES OFFERED: Units of beneficial interest ("Shares") of the Money Market Fund, the Diversified Equity Fund, the Income Equity Fund, the Special Equity Fund, the Income Fund and the Intermediate Tax-Free Fund, six separate investment funds (collectively, the "Funds") of The Sessions Group, an Ohio business trust (the "Group").

  OFFERING PRICE: The public offering price of the Money Market Fund is equal to the net asset value per share which such Fund will seek to maintain at $1.00 per Share. The public offering price of each of the other Funds is equal to the net asset value per share plus a sales charge of 5.00% (with respect to the Diversified Equity, Income Equity and Special Equity Funds) and 4.00% (with respect to the Income and Intermediate Tax-Free Funds) of the public offering price, reduced on investments of $50,000 or more (See "HOW TO PURCHASE AND REDEEM SHARES--Sales Charges"). Under certain circumstances, the sales charge may be eliminated (See "HOW TO PURCHASE AND REDEEM SHARES--Sales Charge Waivers").


  MINIMUM PURCHASE: $1,000 minimum initial investment with $25 minimum subsequent investments. Such minimum initial and subsequent investments are reduced for investors using the Auto Invest Plan described herein and for employees of the Adviser or one of its affiliates.


  TYPE OF COMPANY: Each Fund is a diversified series of an open-end, management investment company.

  INVESTMENT OBJECTIVES: For the MONEY MARKET FUND, current income with liquidity and stability of principal.

  For the DIVERSIFIED EQUITY FUND and the SPECIAL EQUITY FUND, capital appreciation.

  For the INCOME EQUITY FUND, capital appreciation with current income as a secondary objective.

  For the INCOME FUND, current income consistent with preservation of capital.

  For the INTERMEDIATE TAX-FREE FUND, current income which is exempt from federal income tax consistent with preservation of capital.

  INVESTMENT POLICIES: Under normal market conditions, the MONEY MARKET FUND will invest as fully as possible, but in no event less than 80%, of its total assets in the U.S. Treasury bills, notes and bonds, and repurchase agreements secured by such obligations.

  Under normal market conditions, the DIVERSIFIED EQUITY FUND will invest substantially all, but in no event less than 65%, of its total assets in common stocks and securities convertible into common stocks--of that amount 25% to 40% will be committed to each of the following styles, representing the three different styles of the SubAdvisers: (1) investing in companies believed to have strong value measures whose stock is traded at a price below its perceived value, (2) investing in companies believed to have growth potential, and (3) investing in companies believed to be in a position to take advantage of political, economic, industrial or secular trends or developments.

  Under normal market conditions, the INCOME EQUITY FUND will invest substantially all, but in no event less than 65%, of its total assets in common stocks and securities convertible into common stocks.


  Under normal market conditions, the SPECIAL EQUITY FUND will invest substantially all, but in no event less than 65%, of its total assets in equity securities issued by companies with market capitalizations ranging on average between $50 million and $1.5 billion and which are considered to have growth potential.


  Under normal market conditions, the INCOME FUND will invest substantially all, but in no event less than 65%, of its total assets in debt securities of all types, including high grade corporate bonds and U.S. Government bonds.

  Under normal market conditions, the INTERMEDIATE TAX-FREE FUND will invest at least 80% of its net assets in municipal securities issued by or on behalf of the various States of the United States or any county, political subdivision or municipality thereof, including any agency, board, authority or commission of any of the foregoing, and debt obligations issued by the Government of Puerto Rico, which generate interest income which is exempt from federal income taxes and is not treated as a preference item for certain Shareholders for purposes of the federal alternative minimum tax. The Intermediate Tax-Free Fund, under normal market conditions, expects to maintain an average weighted portfolio maturity of four to eight years.

  RISK FACTORS AND SPECIAL CONSIDERATIONS: An investment in any of the Funds is subject to certain risks, including market risk and interest rate risk, as set forth in detail under "INVESTMENT OBJECTIVES AND POLICIES--Risk Factors And Investment Techniques." As with other mutual funds, there can be no assurance that any of the Funds will achieve its investment objectives. The Funds, to the extent set forth under "INVESTMENT OBJECTIVES AND POLICIES," may engage in the following practices: the use of repurchase agreements and reverse repurchase agreements, purchasing futures contracts, foreign securities and restricted securities, entering into option transactions on securities in which the Funds may invest directly and the purchase of securities on a when-issued or delayed-delivery basis.

  INVESTMENT ADVISER: 1st Source Bank (the "Adviser").

  SUB-ADVISERS: With respect to the Diversified Equity Fund only, Miller, Anderson & Sherrerd LLP, Loomis, Sayles & Company, L.P. and Columbus Circle Investors (collectively, the "Sub-Advisers").


  DIVIDENDS: For the Money Market Fund, dividends from net income are declared daily and generally paid monthly. For each of the other Funds, other than the Special Equity Fund, dividends from net income are declared and generally paid monthly. For the Special Equity Fund, dividends from net income are declared and generally paid quarterly. Net realized capital gains, if any, for each of the Funds are distributed at least annually.


  DISTRIBUTOR: BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS").

                                   FEE TABLE


                                                                 MONEY     DIVERSIFIED       INCOME
                                                                MARKET       EQUITY          EQUITY
                                                                 FUND         FUND            FUND
                                                                -------    -----------    ------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price).............................................       0%        5.00%           5.00%
Exchange Fee..................................................   $   0        $   0           $   0
ESTIMATED ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees...............................................     .35%        1.10%            .80%
12b-1 Fees After Fee Waivers(1)...............................     .01          .01             .01
Other Expenses(2).............................................     .40          .42             .45
                                                                ---------  ---------      ---------
Estimated Total Fund Operating Expenses After Fee
  Waivers(1)..................................................    0.76%        1.53%           1.26%
                                                                =========  =========      =========



                                                                SPECIAL                   INTERMEDIATE
                                                                EQUITY       INCOME         TAX-FREE
                                                                 FUND         FUND            FUND
                                                                -------    -----------    ------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price).............................................    5.00%        4.00%           4.00%
Exchange Fee..................................................   $   0        $   0          $    0
ESTIMATED ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees...............................................     .80%         .55%            .55%
12b-1 Fees After Fee Waivers(1)...............................     .01          .01             .01
Other Expenses(2).............................................     .51          .42             .57
                                                                  ----         ----            ----
Estimated Total Fund Operating Expenses After Fee
  Waivers(1)..................................................    1.32%        0.98%           1.13%
                                                                  ====         ====            ====


---------------


1. BISYS has agreed with the Group to waive a portion of its Rule 12b-1 Fees until October 31, 1997, so that such fees will not exceed during that period, on an annual basis, 0.01% of any Fund's average daily net assets. Absent such Fee Waivers, 12b-1 Fees for each of the Funds would be 0.25% and Estimated Total Fund Operating Expenses would be estimated to be 1.00%, 1.77%, 1.50%, 1.66%, 1.22% and 1.37% for the Money Market Fund, Diversified Equity Fund, Income Equity Fund, Special Equity Fund, Income Fund and Intermediate Tax-Free Fund, respectively.

2. "Other Expenses" are based upon estimated amounts for the current fiscal year.

Example You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                                                                             1 YEAR      3 YEARS
                                                                             ------      -------
Money Market Fund.........................................................    $  8         $24
Diversified Equity Fund...................................................      65          96
Income Equity Fund........................................................      62          88
Special Equity Fund.......................................................      63          90
Income Fund...............................................................      50          70
Intermediate Tax-Free Fund................................................      51          74

  The purpose of the above table is to assist a potential purchaser of Shares of any of the Funds in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. Such expenses do not include any fees charged by the Adviser or any of its affiliates to its customer accounts which may have invested in Shares of the Funds. See "MANAGEMENT OF THE GROUP" and "GENERAL INFORMATION" for a more complete discussion of the Shareholder transaction expenses and annual operating expenses of each Fund. Except with respect to the Money Market Fund, as a result of the payment of sales loads and Rule 12b-1 Fees, long-term Shareholders may pay more than the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc. (the "NASD"). THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                              FINANCIAL HIGHLIGHTS



  Each Fund is one separate fund of the Group. The table below sets forth certain information concerning the investment results of the Funds, other than the Money Market Fund and the Intermediate Tax-Free Fund, since their inception. Such financial information for the Money Market Fund and the Intermediate Tax-Free Fund has not been provided since such Funds have not yet commenced operations. Further financial information is included in the Statement of Additional Information. The Financial Highlights contained in the table below have not been audited.



                                       DIVERSIFIED         INCOME          SPECIAL
                                          EQUITY           EQUITY           EQUITY           INCOME
                                       ------------     ------------     ------------     ------------
                                        FOR PERIOD       FOR PERIOD       FOR PERIOD       FOR PERIOD
                                          ENDED            ENDED            ENDED            ENDED
                                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                         1996 (A)         1996 (A)         1996 (A)         1996 (A)
                                       (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                       ------------     ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................     $  10.00         $  10.00         $  10.00         $  10.00
                                       -----------     -----------       ----------        ---------
INVESTMENT ACTIVITIES
  Net investment income.............           --             0.08               --             0.16
  Net realized gains (losses) on
     investments....................         0.42             0.30             0.16            (0.02)
  Net unrealized gains (losses) on
     investments....................         0.26             0.48            (0.16)            0.19
                                       -----------     -----------       ----------        ---------
     Total from Investment
       Activities...................         0.68             0.86             0.00             0.33
                                       -----------     -----------       ----------        ---------
DISTRIBUTIONS
  Net investment income.............           --            (0.08)              --            (0.16)
  In excess of net investment
     income.........................           --               --               --               --
  Net realized gains................        (0.22)           (0.05)           (0.16)              --
  In excess of realized gains.......           --               --            (0.15)              --
                                       -----------     -----------       ----------        ---------
     Total Distributions............        (0.22)           (0.13)           (0.31)           (0.16)
                                       -----------     -----------       ----------        ---------
NET ASSET VALUE, END OF PERIOD......     $  10.46         $  10.73         $   9.69         $  10.17
                                       ===========     ===========       ===========      ==========
Total Return (excludes sales
  charge)...........................      8.61%(b)        10.25%(b)        -2.30%(b)         4.38%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period
     (000)..........................     $ 65,681         $ 32,580         $ 26,058         $ 48,959
  Ratio of expenses to average net
     assets.........................      1.57%(c)         1.32%(c)         1.33%(c)         1.01%(c)
  Ratio of net investment income to
     average net assets.............     -0.08%(c)         2.39%(c)        -0.11%(c)         1.31%(c)
  Ratio of expenses to average net
     assets*........................      1.82%(c)         1.57%(c)         1.58%(c)         1.26%(c)
  Ratio of net investment income to
     average net assets*............     -0.33%(c)         2.14%(c)        -0.36%(c)         1.06%(c)
  Portfolio Turnover Rate...........           23%              14%              37%              71%


---------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a) Commencement of the Funds began September 20, September 19, September 23, and September 24, respectively.



(b) Not annualized. The quoted returns of the Funds are for the period ended December 31, 1996, and include, prior to commencement of operations for such Funds, the performance of certain collective trust portfolio accounts for the period beginning June 30, 1996.



(c) Annualized.

                            PERFORMANCE INFORMATION


  From time to time performance information for the Funds showing the Funds' average annual total return, aggregate total return, yield, tax equivalent yield, seven-day yield and/or seven-day effective yield may be presented in advertisements, sales literature and shareholder reports. SUCH PERFORMANCE FIGURES ARE BASED ON HISTORICAL PERFORMANCE AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Average annual total return will be calculated for the period since commencement of operations for a Fund (or its respective predecessor collective investment fund) and will reflect the imposition of the maximum sales charge, if any. Average annual total return is measured by comparing the value of an investment in such Fund at the beginning of the relevant period to the redeemable value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions), which figure is then annualized. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. Tax equivalent yield of a Fund demonstrates the taxable yield necessary to produce an after-tax yield equivalent to the yield of that Fund. Each of the Funds may also present its average annual total return, aggregate total return, yield, and tax equivalent yield, as the case may be, excluding the effect of a sales charge, if any.


  Each of the Funds, other than the Money Market Fund and the Intermediate Tax-Free Fund, were initially funded in part by the transfer of all of the assets of a corresponding collective investment fund managed by the Adviser and, in the case of the Diversified Equity Fund, the Sub-Advisers (the "CIFs"). Because the management of such Funds is substantially the same as the corresponding CIF, the quoted performance of those Funds includes the performance of the CIFs for periods prior to the effectiveness of the Group's registration statement as it relates to those Funds. The CIFs were not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CIFs had been so registered, their performance might have been adversely affected.



  For the one year, five year and ten year periods ended December 31, 1996, and the respective periods from commencement of operations to December 31, 1996, the average annual total returns for the Diversified Equity Fund, the Income Equity Fund, the Special Equity Fund and the Income Fund are set forth in the following table. Such performance information includes the prior performance of the respective CIFs for such Funds during those periods which has been restated to reflect the estimated fees for those Funds.



                                                               AVERAGE ANNUAL TOTAL RETURN
                                   ------------------------------------------------------------------------------------
                                          WITH MAXIMUM SALES LOAD(1)                      WITHOUT SALES LOAD
                                   ----------------------------------------    ----------------------------------------
                                                                    SINCE                                       SINCE
              FUND                 1 YEAR    5 YEAR    10 YEAR    INCEPTION    1 YEAR    5 YEAR    10 YEAR    INCEPTION
--------------------------------   ------    ------    -------    ---------    ------    ------    -------    ---------
Diversified Equity(2)...........    13.19%   11.02.%    12.15%      11.15%      19.13%    12.17%    12.73%      11.65%
Income Equity(3)................    11.67%    13.93%    11.56%      12.54%      17.59%    15.09%    12.12%      13.07%
Special Equity(3)...............    15.98%    12.17%    15.39%      13.60%      22.07%    13.32%    15.98%      14.12%
Income(2).......................    -1.55%     5.21%     6.45%       7.22%       2.55%     6.07%     6.88%       7.69%

---------------


1. The maximum sales load for the Diversified Equity, Income Equity and Special Equity Funds is 5.00%. For the Income Fund, the maximum sales load is 4.00%.



2. Commenced operations June 30, 1985.



3. Commenced operations November 30, 1985.



  For the period ended December 31, 1996, there is no total return information for the Money Market Fund or the Intermediate Tax-Free Income Fund since such Funds had not yet commenced operations. And, of course, past performance is no guarantee as to future performance.



  The seven-day yield of the Money Market Fund refers to the income generated by an investment therein over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The seven-day effective yield is calculated similarly but, when annualized, the income earned by an investment in the Money Market Fund is assumed to be reinvested. The seven-day effective yield is slightly higher than the seven-day yield because of the compounding effect of this assumed reinvestment. The Money Market Fund may also present a 30-day yield which is calculated similarly to the seven-day yield but instead refers to a 30-day period rather than a seven-day period.


  In addition, from time to time the Funds may also present their distribution rates in supplemental sales literature and in shareholder reports, both of which must be accompanied or preceded by a prospectus. Distribution rates will be computed by dividing the distribution per share made by a Fund over a twelve-month period by the maximum offering price per share at the end of that period. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although each Fund may also present a distribution rate excluding the effect of capital gains and/or a sales charge, if any. The distribution rate differs from the yield because it includes capital gain dividends which are often non-recurring in nature, whereas yield does not include such items.

  Investors may also judge the performance of each Fund by comparing or referencing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and to data prepared by various services, which indices or data may be published by such services or by other services or publications. In addition to performance information, general information about these Funds that appears in such publications may be included in advertisements, sales literature and reports to Shareholders.

  Yield and total return are generally functions of market conditions, interest rates, types of investments held, and operating expenses. Consequently, current yields and total return will fluctuate and are not necessarily representative of future results. Any fees charged by FSC or by any of its affiliated or correspondent banks, including the Adviser, to its customer accounts which may have invested in Shares of a Fund will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Adviser or BISYS voluntarily reduces all or part of its fees for a Fund, as discussed below, the yield and total return for that Fund will be higher than they would otherwise be in the absence of such voluntary fee reductions.

                       INVESTMENT OBJECTIVES AND POLICIES

IN GENERAL

  The investment objective of the Money Market Fund is current income with liquidity and stability of principal. The investment objective for each of the Diversified Equity Fund and the Special Equity Fund is capital appreciation. The investment objectives of the Income Equity Fund are capital appreciation with current income as a secondary objective. The investment objectives of the Income Fund are current income consistent with preservation of capital. The investment objectives of the Intermediate Tax-Free Fund are income which is exempt from federal income tax consistent with preservation of capital.

  The investment objectives with respect to a Fund are non-fundamental policies and as such may be changed by the Group's Trustees without a vote of the holders of a majority of the outstanding Shares of that Fund (as defined below under "GENERAL INFORMATION-- Miscellaneous"). There can be no assurance that the investment objectives of any Fund will be achieved.

THE MONEY MARKET FUND

  Under normal market conditions, the Money Market Fund invests as fully as possible, but in no event less than 80% of its total assets, in U.S. Treasury bills, notes and bonds and repurchase agreements relating to such obligations. The Money Market Fund will purchase only obligations which have, or are deemed to have, maturities, from the date of purchase, of thirteen months or less. Current income earned on such securities may not be as great as current income that could be earned on lower quality securities that have less liquidity and/or a greater risk of non-payment or securities that have a longer term.

  Notwithstanding any of the foregoing, the Money Market Fund, as a money market fund subject to Rule 2a-7 of the 1940 Act, must invest exclusively in United States dollar-denominated instruments which the Trustees of the Group and the Adviser determine present minimal credit risks and which at the time of acquisition are rated by one or more appropriate nationally recognized statistical rating organizations ("NRSROs") (e.g. Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations or, if unrated, are deemed to be of comparable quality. In addition, the dollar-weighted average maturity of the obligations in the Money Market Fund may not exceed 90 days.

  Subject to the foregoing limitations and in order to achieve its investment objectives, the Money Market Fund expects to invest in the following types of securities: direct obligations issued by the U.S. Treasury including bills, notes and bonds which differ from each other only in interest rates, maturities and times of issuance; U.S. Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually); interest coupons that have been stripped from such U.S. Treasury securities; receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Treasury Securities"); and in repurchase agreements collateralized by such securities. Stripped Treasury Securities will include (1) coupons that have been stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").

  Treasury bills have maturities of one year or less; Treasury notes have maturities of one to ten years; and Treasury bonds generally have maturities of greater than ten years. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment (representing principal or interest) on the security and does not receive any rights to periodic interest payments on the security. The Money Market Fund may engage in other investment techniques described below.

THE DIVERSIFIED EQUITY FUND


  Under normal market conditions, the Diversified Equity Fund will invest substantially all, but in no event less than 65%, of its total assets in common stocks and securities convertible into common stocks of companies with market capitalizations of $100 million or greater--of that amount, 25% to 40% will be committed to each of the following styles, representing the three different styles of the Sub-Advisers: (1) investing in companies believed to have strong value measures whose stock is traded at a price below its perceived value, (2) investing in companies believed to have growth potential, and (3) investing in companies believed to be in a position to take advantage of political, economic, industrial or secular trends or developments. For purposes of the foregoing, securities convertible into common stocks include convertible bonds, convertible preferred stock, options and rights. To the extent the Diversified Equity Fund invests in options or rights, such investments may contribute to its primary investment objective of capital appreciation but will not contribute to its secondary objective of current income.


  Miller Anderson & Sherrerd LLP, one of the Sub-Advisers ("Miller Anderson"), will manage its portion of the Diversified Equity Fund's portfolio with an emphasis on equity securities of companies it believes have traditional value characteristics, i.e., high yield, low price to earnings ratios and low price to book value ratios, which Miller Anderson believes have unrecognized potential for earnings improvement.

  Loomis, Sayles & Company, L.P., another of the Sub-Advisers ("Loomis"), will manage its portion of the Diversified Equity Fund's portfolio with an emphasis on equity securities of companies Loomis believes are entering into a phase of accelerating earnings growth. The criteria used by Loomis to select such securities are historic and current relative price to earnings ratios, and the extent to which Loomis believes that the market has recognized the accelerating growth of such company.


  Columbus Circle Investors, the third Sub-Adviser ("Columbus"), will manage its portion of the Diversified Equity Fund's portfolio based upon Columbus' identification of companies where political or economic developments, secular trends, industry or group dynamics and company-specific events present greater that market expected growth.


  Under normal market conditions, the Diversified Equity Fund may also invest up to 35% of its total assets in sponsored and unsponsored American Depositary Receipts ("ADRs"), as described more fully below, securities of other investment companies, units of real estate investment trusts ("REITs"), warrants, cash and short-term obligations (with maturities of 12 months or less) (collectively, "Short-Term Obligations") such as commercial paper, bankers' acceptances, certificates of deposit, obligations of the U.S. Government or its agencies or instrumentalities, demand and time deposits of domestic banks and savings and loan associations and repurchase agreements secured by such Short-Term Obligations. Commercial paper which is included within "Short-Term Obligations" is that which is rated at the time of purchase within the two highest rating groups assigned by one or more appropriate NRSROs, or, if unrated, which the Adviser or the Sub-Adviser deems to be of comparable quality. For a description of the rating symbols of the NRSROs, see the Appendix to the Statement of Additional Information. The Diversified Equity Fund may also engage in other investment techniques described below.

THE INCOME EQUITY FUND

  Under normal market conditions, the Income Equity Fund will invest substantially all, but in no event less than 65%, of its total assets in common stocks and securities convertible into common stocks of companies with market capitalization of at least $100 million which the Adviser believes pay above average dividends or interest. For purposes of the foregoing, securities convertible into common stocks include convertible bonds, convertible preferred stock, options and rights. The securities purchased by the Income Equity Fund are those considered by the Adviser to be generally undervalued by the market.

  Under normal market conditions, the Income Equity Fund may also invest up to 35% of its total assets in warrants, ADRs, securities of other investment companies and REITs, cash and Short-Term Obligations and may engage in other investment techniques described below.

THE SPECIAL EQUITY FUND

  Under normal market conditions, the Special Equity Fund will invest substantially all, but in no event less than 65%, of its total assets in common stocks and securities convertible into common stocks (i.e., convertible bonds, convertible preferred stock, options and rights), traded in U.S. markets, and issued by companies believed by the Adviser to exhibit an attractive outlook for growth in sales and earnings and with market capitalizations of between $50 million and $1.5 billion. Such companies may include "unseasoned" companies, i.e., companies that, together with any predecessor, have less than three years of continuous operation. The Special Equity Fund will not invest more than 25% of its total assets in the securities of unseasoned companies.

  The Special Equity Fund may also invest up to 35% of its total assets in warrants, ADRs, securities of other investment companies and REITs, cash and Short-Term Obligations and may engage in other investment techniques described below.

THE INCOME FUND

  Under normal market conditions, the Income Fund will invest substantially all, but in no event less than 65%, of its total assets in debt securities of all types, including variable and floating rate securities (as described more fully below under "The Intermediate Tax-Free Fund"), although up to 35% of its total assets may be invested in securities of other investment companies and in preferred stock and dividend paying common stocks. Debt securities include bonds, debentures, notes, mortgage-related securities, state, municipal or industrial revenue bonds, obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities ("Government Obligations") and fixed-income securities convertible into, or exchangeable for, common stocks. In addition, a portion of the Income Fund may from time to time be invested in participation certificates in pools of mortgages issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

  Under normal market conditions, the Income Fund expects to invest primarily in Government Obligations and in debt obligations of United States corporations. The Income Fund also intends that, under normal market conditions, its portfolio will maintain a dollar-weighted average maturity of no more than 18 years.


  The Income Fund expects to invest in a variety of U.S. Treasury obligations, differing in their interest rates, maturities, and times of issuance, and other Government Obligations. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA") and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage

Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Income Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.



  The Income Fund also expects to invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Such obligations may be secured or unsecured promises to pay and will in most cases differ in their interest rates, maturities and times of issuance.


  The Income Fund will invest only in corporate debt securities which are rated at the time of purchase within the three highest rating groups assigned by one or more appropriate NRSROs or, if unrated, which the Adviser deems to be of comparable quality. In the event that a security's rating falls below "A" by an appropriate NRSRO, the Adviser will reevaluate the security in order to determine whether to sell. In no event, however, will the Income Fund be required to liquidate such security if it would suffer a loss on the sale of such security or so long as one appropriate NRSRO has rated such security within its three highest rating groups. For a description of the rating symbols of the NRSROs, see the Appendix to the Statement of Additional Information.

  The Income Fund may hold some Short-Term Obligations and securities of other investment companies for cash management purposes.

  The Income Fund may also invest in U.S. dollar denominated international bonds for which the primary trading market is in the United States ("Yankee Bonds"), or for which the primary trading market is abroad ("Eurodollar Bonds"), and in Canadian Bonds and bonds issued by institutions organized for a specific purpose, such as the World Bank and the European Economic Community, by two or more sovereign governments ("Supranational Agency Bonds").


  The Income Fund may invest up to 25% of its total assets in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by nongovernmental entities which are rated, at the time of purchase, within the three highest bond rating categories assigned by one or more appropriate NRSROs, or, if unrated, which the Adviser deems to be of comparable quality. Such mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. In addition, prepayment rates will be used to determine a security's estimated average life and the Income Fund's average portfolio duration and its dollar-weighted average portfolio maturity. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligations are repaid. The opposite is true for pass-through securities purchased at a discount. The Income Fund may purchase mortgage-related securities at a premium or a discount. Reinvestment of principal payments may occur at higher or lower rates than the original yield on such securities. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, mortgage-related securities can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.


  The Income Fund may also acquire collateralized mortgage obligations or "CMOs." CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively referred to as "Mortgage Assets"). Payments of principal or interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs. CMOs may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans.



  Asset-backed securities are similar to mortgage-backed securities except that instead of using mortgages to collateralize the obligations, a broad range of other assets may be used as collateral, primarily automobile and credit card receivables and home equity loans. Such receivables and loans are securitized in pass-through structures similar to the mortgage pass-through or pay-through structures described above.



  Certain debt securities such as, but not limited to, mortgage-backed securities, CMOs, asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Income Fund's dollar-weighted average maturity, the effective maturity of such securities will be used.


  An increase in interest rates will generally reduce the value of the investments in the Income Fund, and a decline in interest rates will generally increase the value of those investments. Depending upon the prevailing market conditions, the Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

THE INTERMEDIATE TAX-FREE FUND

  Under normal market conditions, at least 80% of the net assets of the Intermediate Tax-Free Fund will be invested in a portfolio of obligations consisting of bonds, notes, commercial paper, certificates of indebtedness and other debt instruments, issued by or on behalf of the various States of the United States, or any county, political subdivision or municipality thereof (including any agency, board, author-ity or commission of any of the foregoing), the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Intermediate Tax-Free Fund may also invest in debt obligations issued by the Government of Puerto Rico and such other governmental entities whose debt obligations, either by law or treaty, generate interest income which is exempt from federal income taxes and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax (collectively, "Exempt Securities"). The Intermediate Tax-Free Fund, under normal market conditions, expects to maintain an average weighted portfolio maturity of four to eight years.

  The two principal classifications of Exempt Securities which may be held by the Intermediate Tax-Free Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Intermediate Tax-Free Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

  The Intermediate Tax-Free Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  The Intermediate Tax-Free Fund invests in Exempt Securities which are rated at the time of purchase within the three highest rating groups assigned by one or more appropriate NRSROs for bonds, notes, tax-exempt commercial paper, or variable rate demand obligations, as the case may be. The Intermediate Tax-Free Fund may also purchase Exempt Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser. In the event that a security's rating falls below "A" by an appropriate NRSRO, the Adviser will reevaluate the security in order to determine whether to sell. In no event, however, will the Intermediate Tax-Free Fund be required to liquidate such security if it would suffer a loss on the sale of such security or so long as one appropriate NRSRO has rated such security within its three highest rating groups. The applicable Exempt Securities ratings are described in the Appendix to the Statement of Additional Information.

  The Intermediate Tax-Free Fund may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Adviser, suitable Exempt Securities are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. In addition, investments of the Intermediate Tax-Free Fund may be made in taxable Short-Term Obligations if, for example, suitable tax-exempt obligations are unavailable. Under such circumstances and during the period of such investment, the Intermediate Tax-Free Fund may not achieve its stated investment objectives.

  The Intermediate Tax-Free Fund may also invest up to 20% of its net assets in municipal securities, the interest income on which is exempt from federal income tax but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Intermediate Tax-Free Fund will not include such municipal securities in the calculation of compliance with the 80% test described above. For further information relating to the types of municipal securities which will be included in income subject to alternative minimum tax, see "ADDITIONAL INFORMATION--Additional Tax Information" in the Statement of Additional Information.


  Opinions relating to the validity of Exempt Securities and to the exemption of interest thereon from federal income taxes are normally rendered by bond counsel to the respective issuers at the time of issuance. Neither the Intermediate Tax-Free Fund nor the Adviser will review the proceedings relating to the issuance of Exempt Securities or the basis for such opinions.

  Exempt Securities purchased by the Intermediate Tax-Free Fund may include rated and unrated variable and floating rate obligations the interest on which is tax-exempt. A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value.

  A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.


  Such obligations are frequently not rated by credit rating agencies; however, unrated variable and floating rate obligations purchased by the Intermediate Tax-Free Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Intermediate Tax-Free Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such obligations and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate obligation purchased by the Intermediate Tax-Free Fund, the Intermediate Tax-Free Fund may attempt to resell the obligation at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Intermediate Tax-Free Fund to dispose of a variable or floating rate obligation in the event the issuer of the obligation defaulted on its payment obligations and the Intermediate Tax-Free Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate obligations may be secured by bank letters of credit.


  In the event the interest rate of a variable or floating rate obligation is established by reference to an index or an interest rate that may from time to time lag behind other market interest rates, there is the risk that the market value of such obligation, on readjustment of its interest rate, will not approximate its par value.

  Variable and floating rate obligations for which no readily available market exists will be purchased in an amount which, together with other illiquid securities, exceeds 15% of the Intermediate Tax-Free Fund's net assets only if such obligations are subject to a demand feature that will permit the Intermediate Tax-Free Fund to receive payment of the principal within seven days after demand by the Intermediate Tax-Free Fund.

  An increase in interest rates will generally reduce the value of the investments in the Intermediate Tax-Free Fund, and a decline in interest rates will generally increase the value of those investments. Depending upon the prevailing market conditions, the Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

IN GENERAL

  Each of the Funds, other than the Money Market Fund, may purchase securities of other investment companies which in the opinion of the Adviser or Sub-Adviser, as the case may be, will assist such Fund in achieving its investment objective and/or for cash management purposes, and each of the Funds may enter into repurchase and reverse repurchase agreements, and except for the Money Market Fund, the Intermediate Tax-Free Fund and the Income Fund, enter into options and futures transactions and write covered-call options on securities that such Fund could otherwise purchase directly. In addition, the Income Fund and the Intermediate Tax-Free Fund may purchase securities on a when-issued basis. Use by the Intermediate Tax-Free Fund of one or more of these investment techniques may cause such Fund to earn income which would be taxable to its Shareholders.


  The securities purchased by the Funds are generally traded on U.S. markets, including the New York Stock Exchange, the American Stock Exchange and NASDAQ, although each of the Diversified Equity Fund, Income Equity Fund, Special Equity Fund and Income Fund may purchase securities which are restricted as to their disposition, including those eligible for resale under Rule 144A under the Securities Act of 1933 ("Rule 144A Securities").


  During temporary defensive periods as determined by the Adviser or the appropriate Sub-Adviser, as the case may be, based upon current or anticipated market conditions, each Fund may hold up to 100% of its total assets in Short-Term Obligations as described above or in cash. However, to the extent that a Fund is so invested, it may not achieve its investment objective or objectives.


  Each of the Funds, other than the Money Market Fund, may invest in certain types of securities which are considered to be "derivative" securities, such as certain variable or floating rate securities, options and futures. A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. The Diversified Equity Fund, the Income Equity Fund, the Special Equity Fund and the Intermediate Tax-Free Fund each will not invest more than 25% of its total assets in such derivatives. With respect to the Income Fund, such Fund may invest up to 35% of its total assets in CMOs and asset-backed securities and up to 25% of its total assets in any other derivatives. Notwithstanding the foregoing, with respect to the Income and Intermediate Tax-Free Funds, there is no limitation on the amount of their total assets which may be invested in variable or floating rate obligations regardless of whether or not such obligations are deemed to be "derivatives."


RISK FACTORS AND INVESTMENT TECHNIQUES

  Like any investment program, an investment in any of the Funds entails certain risks. Equity securities such as those in which the Diversified Equity, Income Equity and Special Equity Funds may invest are more volatile and carry more risk than some other forms of investment, including investments in high grade fixed income securities. Therefore, such Funds are subject to stock market risk, i.e., the possibility that stock prices in general will decline over short or even extended periods of time.

  Since the Income and Intermediate Tax-Free Funds invest in bonds, investors in such a Fund, to the extent so invested, are exposed to bond market risk, i.e., fluctuations in the market value of bonds. Bond prices are influenced primarily by changes in the level of interest rates. When interest rates rise, the prices of bonds generally fall; conversely, when interest rates fall, bond prices generally rise. While bonds normally fluctuate less in price than stocks, there have been in the recent past extended periods of cyclical increases in interest rates that have caused significant declines in bond prices and have caused the effective maturity of securities with pre-payment features to be extended, thus effectively converting short or intermediate term securities into longer term securities which are generally more volatile in price.



  The Special Equity Fund is intended for investors who can accept the higher risks involved in seeking potentially higher capital appreciation through investments in growth oriented companies. A growth oriented company typically invests most of its net income in its enterprise and does not pay out much, if any, in dividends. Accordingly, the Special Equity Fund does not anticipate any significant distributions to shareholders from net investment income, and potential investors should be in a financial position to forego current income from their investment in the Special Equity Fund. The securities of less seasoned companies may have limited marketability, and therefore may be less liquid, and may be subject to more abrupt or erratic market movements over time than securities of more seasoned companies or the market as a whole.


  Depending upon the performance of each Funds' investments, the net asset value per share of a Fund may decrease instead of increase, except with respect to the Money Market Fund, the net asset value of which the Adviser will attempt to maintain at $1.00.

  Repurchase Agreements. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities, in exchange for cash from banks and/or registered broker-dealers which the Adviser or Sub-Adviser, as the case may be, deems creditworthy under guidelines approved by the Group's Board of Trustees. The seller agrees to repurchase such securities at a mutually agreed date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements must be of the same type and quality as those in which such Fund may invest directly. For further information about repurchase agreements and the related risks, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

  Reverse Repurchase Agreements. Each Fund may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high-grade debt securities consistent with such Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act and therefore a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance the Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. For further information about, and limitations on the use of, reverse repurchase agreements, see investment restriction no. 3 under "INVESTMENT RESTRICTIONS" below and "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments--Reverse Repurchase Agreements" in the Statement of Additional Information.

  Except as otherwise disclosed to the Shareholders of the Funds, the Group will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, any Sub-Adviser, BISYS, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

  Options. The Diversified Equity Fund, the Income Equity Fund, the Special Equity Fund and the Income Fund may also each purchase put and call options for hedging purposes. Such Funds anticipate that options will be exchange traded options, meaning that such options are generally standardized and are guaranteed by a clearing agency, which is in contrast to over-the-counter or OTC traded options. A put option gives the purchaser of the option the right to sell, and obligates the writer (seller) of the option to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A call option gives the purchaser of the option the right to buy, and obligates the seller of the option to sell, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options.

  For hedging purposes, each of such Funds may also engage in writing call options from time to time as the Adviser or the Sub-Adviser, as the case may be, deems appropriate. A Fund will write only covered call options (options on securities owned by that Fund). When a Fund writes a covered call option and such option is exercised, that Fund will forego the appreciation, if any, on the underlying security in excess of the exercise price. In order to close out a call option it has written, a Fund will enter into a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as the call option which that Fund previously wrote on any particular securities. When a portfolio security subject to a call option is sold, the Fund which wrote the call will effect a closing purchase transaction to close out any existing call option on that security. There is no assurance of liquidity in the secondary market for purposes of closing out options positions. If that Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or such Fund delivers the underlying security upon exercise.


  Each of those Funds, as part of its options transactions, also may purchase index put and call options and write index options. Through the writing or purchase of index options a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

  A Fund may lose the expected benefit of options transactions if interest rates or securities prices move in an unanticipated manner. In addition, the value of a Fund's options positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting such Fund's ability to hedge effectively against market or interest rate risk. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise. Under normal conditions, it is not expected that any such Fund would permit the underlying value of its portfolio securities subject to such options to exceed 25% of its net assets.

  In addition, the Intermediate Tax-Free Fund may acquire "puts" with respect to Exempt Securities held in its portfolio. Under a put, the Intermediate Tax-Free Fund would have the right to sell a specified Exempt Security within a specified period of time at a specified price. A put would be sold, transferred, or assigned only with the underlying security. The Intermediate Tax-Free Fund will acquire puts solely to either facilitate portfolio liquidity, shorten the maturity of the underlying securities, or permit the investment of its funds at a more favorable rate of return. The Intermediate Tax-Free Fund expects that it will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Intermediate Tax-Free Fund may pay for a put either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

  Futures Contracts. Each Fund, other than the Money Market Fund, may also enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities, interest rate or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index or based on an interest rate is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index or interest rate, as the case may be. A Fund may use this investment technique as a substitute for a comparable market position in the underlying securities or to hedge against anticipated future changes in market prices or interest rates, which otherwise might adversely affect either the value of such Fund's securities or the prices of securities which the Fund intends to purchase at a later date. Alternatively, a Fund may purchase or sell futures contracts to hedge against changes in market interest rates which may result in the premature call at par value of certain securities which the Fund has purchased at a premium.

  Each such Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for such Fund than might later be available in the market when it effects anticipated purchases.

  The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. A Fund may also sell options on futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected, that there will be a correlation between price movements in the Fund's portfolio securities which are the subject of the hedge or of liquidity in the secondary market for purposes of closing out future positions. In addition, a Fund's purchase of such options will be based upon predictions as to anticipated interest rate or other market trends, which could prove to be inaccurate.

  In general, the value of futures contracts sold by a Fund to offset declines in its portfolio securities will not exceed the total market value of the portfolio securities to be hedged, and futures contracts purchased by a Fund will be covered by a segregated account consisting of cash or liquid securities in an amount equal to the total market value of such futures contracts, less the initial margin deposited therefor.

  When buying futures contracts and when writing put options, a Fund will be required to segregate in a separate account cash and/or U.S. Government securities in an amount sufficient to meet its obligations. When writing call options, a Fund will be required to own the financial instrument or futures contract underlying the option or segregate cash and/or U.S. Government securities in an amount sufficient to meet its obligations under written calls.

  Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualifications as a regulated investment company.

  A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting such Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. For futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if the market does not move as anticipated when the hedge is established.


  Foreign Investments. As described above, each of the Diversified Equity, Income Equity and Special Equity Funds may invest in sponsored and unsponsored ADRs. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. Unsponsored ADRs may be less liquid than sponsored ADRs, and there may be less information available regarding the underlying foreign issuer for unsponsored ADRs.



  Investments in foreign securities, including ADRs, may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other investment income, fluctuations in exchange rates, possible seizure, nationalization, or expropriation of foreign deposits or investments, the possible establishment of exchange controls or taxation at the source, less stringent disclosure requirements, less liquid or developed securities markets or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal, interest or dividends on such securities or the purchase or sale thereof. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. A Fund will acquire securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers only when the Adviser believes that the risks associated with such instruments are minimal.

  Securities Lending. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the Adviser or the Sub-Adviser, as the case may be. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to that Fund. During the time portfolio securities are on loan, the borrower pays that Fund any dividends or interest received on such securities. Loans are subject to termination by such Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower would default on its obligations, the Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral. A Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that the Adviser or the Sub-Adviser, as the case may be, has determined are creditworthy under guidelines established by the Group's Board of Trustees.

  When-Issued and Delayed Delivery Transactions. The Income Fund and the Intermediate Tax-Free Fund may purchase securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The Income Fund and the Intermediate Tax-Free Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with and in furtherance of its investment objective and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest on them until they are received on the settlement date. When a Fund agrees to purchase such securities, however, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous.


  Restricted Securities. Securities in which the Diversified Equity Fund, the Income Equity Fund, the Special Equity Fund and the Income Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), such as securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities").
Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction.
Section 4(2) securities are normally resold, if at all, to other institutional investors through or with the assistance of the issuer or investment dealers who facilitate the resale of such Section 4(2) securities, thus providing some liquidity.


  Pursuant to procedures adopted by the Board of Trustees of the Group, the Adviser, or the Sub-Adviser, as the case may be, may determine Section 4(2) securities to be liquid if such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. Rule 144A permits a Fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. For purposes of determining whether a Rule 144A security is readily saleable, and therefore liquid, the Adviser or the Sub-Adviser, as the case may be, must consider, among other things, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and marketplace trades of such security. However, investing in Rule 144A securities, even if such securities are initially determined to be liquid, could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

  Investment Company Securities. Each Fund, other than the Money Market Fund, may also invest in the securities of other investment companies in accordance with the limitations of the 1940 Act and any exemptions therefrom. Each Fund intends to invest in the securities of other investment companies which, in the opinion of the Adviser or the Sub-Adviser, as the case may be, will assist such Fund in achieving its investment objectives and in money market mutual funds for purposes of short-term cash management. A Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in mutual funds. Additional restrictions on the Funds' investments in the securities of other mutual funds are described in the Statement of Additional Information.

PORTFOLIO TURNOVER

  The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less. For the Money Market Fund, portfolio turnover rate is expected to be zero percent for regulatory purposes. The portfolio turnover rate for each of the other Funds may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in additional tax consequences to a Fund's shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

                            INVESTMENT RESTRICTIONS

  Each Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION--Miscellaneous" herein).

  Each of the Funds will not:

    1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations, if, immediately after such purchase, more than 5% of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of outstanding voting securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or repurchase agreements secured by such obligations.

    2. Purchase any securities which would cause more than 25% of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry; provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

    3. Borrow money or issue senior securities except as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. So long as the Money Market Fund's borrowings, including reverse repurchase agreements and dollar roll agreements, exceed 5% of such Fund's total assets, the Money Market Fund will not acquire any portfolio securities.

    4. Make loans, except that each Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements.

  The following additional investment restrictions, as to a particular Fund, may be changed without the vote of a majority of the outstanding Shares of such
Fund:

     1. The Money Market Fund will not purchase or otherwise acquire any security, if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

    2. Each of the other Funds will not purchase or otherwise acquire any security, if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

  For purposes of this investment restriction, illiquid securities include securities which are not readily marketable and repurchase agreements with maturities in excess of seven days.

  In addition to the above investment restrictions, each Fund is subject to certain other investment restrictions set forth under "INVESTMENT OBJECTIVES AND POLICIES--Investment Restrictions" in the Funds' Statement of Additional Information.

  Irrespective of fundamental investment restriction number 1 above, and pursuant to Rule 2a-7 under the 1940 Act, the Money Market Fund will, with respect to 100% of its total assets, limit its investment in the securities of any one issuer in the manner provided by such Rule, which limitations are referred to above under the caption "INVESTMENT OBJECTIVES AND POLICIES--The Money Market Fund."

                              VALUATION OF SHARES

  The net asset value of the Money Market Fund is determined and its Shares are priced as of 12:00 noon (Eastern time) and the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each Business Day of the Money Market Fund. The net asset value of each of the other Funds is determined and their Shares are priced as of the close of regular trading on the Exchange on each Business

Day of such Fund. The time or times at which the Shares of a Fund are priced are hereinafter referred to as the "Valuation Time" or "Valuation Times," as the case may be. A "Business Day" of a Fund is a day on which the Exchange is open for trading and any other day (other than a day on which no Shares of that Fund are tendered for redemption and no order to purchase any Shares of that Fund is received) during which there is sufficient trading in portfolio instruments such that such Fund's net asset value per share might be materially affected. The Exchange will not be open in observance of the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share for purposes of pricing purchases and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to that Fund, by the number of that Fund's outstanding Shares.



  The net asset value per share for each of the Funds, other than the Money Market Fund, will fluctuate as the value of the investment portfolio of a Fund changes.



The assets in the Money Market Fund are valued based upon the amortized cost method which the Trustees of the Group believe fairly reflects the market-based net asset value per share. Pursuant to the rules and regulations of the Commission regarding the use of the amortized cost method, the Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. Although the Group seeks to maintain the Money Market Fund's net asset value per share at $1.00, there can be no assurance that net asset value will not vary.


  The portfolio securities in each of the other Funds for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities normally are traded. Unlisted securities for which market quotations are readily available are valued at such market values. Other securities, including restricted securities and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under procedures established by, and under the supervision of the Group's Board of Trustees. Securities may be valued by an independent pricing service approved by the Group's Board of Trustees. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

  Shares in each Fund are sold on a continuous basis by the Group's distributor, BISYS (the "Distributor"). The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, telephone the Group at (800) 766-8938.

PURCHASES OF SHARES

  Shares may be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by the Adviser or its correspondent or affiliated banks (collectively, the "Banks"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by the Bank and the Customer are invested by the Distributor in Shares of a particular Fund, depending upon the type of the Customer's account and/or the instructions of the Customer.

  Shares of the Funds sold to the Banks acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Banks. With respect to Shares of the Funds so sold, it is the responsibility of the particular Bank to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of Shares will be recorded by the Banks and reflected in the account statements provided by the Banks to Customers. A Bank will exercise voting authority for those Shares for which it is granted authority by the Customer.

  Investors may also purchase Shares of a Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, payable to the appropriate Fund, to the 1st Source Monogram Funds, P.O. Box 182084, Columbus, Ohio 43218-2084. Subsequent purchases of Shares of that Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) payable to the Group, to the above address.

  If an Account Registration Form has been previously received by the Group, investors may also purchase Shares by wiring funds to the Funds' custodian. Prior to wiring any such funds and in order to ensure that wire orders are invested promptly, investors must call the Group at (800) 766-8938 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

  Shares of each Fund are purchased at the net asset value per share (see "VALUATION OF SHARES") next determined after receipt by the Distributor, its agents or broker-dealers with whom it has an agreement of an order in good form to purchase Shares plus any applicable sales charge as described below. Purchases of Shares of a Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of that Fund.

  An order to purchase Shares of the Money Market Fund will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Money Market Fund's custodian for investment. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. Payment for an order to purchase Shares of the Money Market Fund which is transmitted by federal funds wire will be available the same day for investment by the Money Market Fund's custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Group strongly recommends that investors of substantial amounts use federal funds to purchase Shares. Shares of the Money Market Fund purchased before 12:00 noon, Eastern Time, begin earning dividends on the same Business Day. Shares of the Money Market Fund purchased after 12:00 noon, Eastern Time, begin earning dividends on the next Business Day. All Shares of the Money Market Fund continue to earn dividends through the day before their redemption.

  For orders for the purchase of Shares of any of the other Funds placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined (plus any applicable sales charge), but only if the broker-dealer receives the order and transmits it to the Distributor prior to the Valuation Time for that day. The broker-dealer is responsible for transmitting such orders by the Valuation Time. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

  Depending upon the terms of a particular Customer's account, the Banks or their affiliates may charge a Customer account fees for automatic investment and other cash management services provided in connection with an investment in a Fund. Information concerning these services and any charges will be provided by the Banks. This Prospectus should be read in conjunction with any such information received from the Banks or their affiliates.


  Each Fund reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign checks and third party checks not originally made payable to the order of the investor.

  Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares owned by the Shareholder and the number of Shares being held in safekeeping by the Transfer Agent for the account of the Shareholder. Reports of purchases and redemptions of Shares by Banks on behalf of their Customers will be sent by the Banks to their Customers. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

1ST SOURCE MONOGRAM INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

  A 1st Source Monogram IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. 1st Source Monogram IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

  All 1st Source Monogram IRA distribution requests must be made in writing to the Distributor. Any deposits to a 1st Source Monogram IRA must distinguish the type and year of the contributions.

  For more information on the 1st Source Monogram IRAs call the Group at (800) 766-8938. Investment in Shares of the Intermediate Tax-Free Fund or any other tax-exempt fund would not be appropriate for a 1st Source Monogram IRA. Shareholders are advised to consult a tax adviser on 1st Source Monogram IRA contribution and withdrawal requirements and restrictions.

AUTO INVEST PLAN


  The 1st Source Monogram Funds Auto Invest Plan enables Shareholders to make regular semi-monthly, monthly or quarterly purchases of Shares of a Fund through automatic deduction from their bank accounts, provided that the Shareholder's bank is a member of the Federal Reserve and the Automated Clearing House (ACH) system. With Shareholder authorization the Transfer Agent will deduct the amount specified (subject to the applicable minimums described below) from the Shareholder's bank account which will automatically be invested in Shares of the designated Fund at the public offering price next determined after receipt of payment by the Transfer Agent. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or a supplemental sign-up form which can be acquired by calling the Group at (800) 766-8938. For a Shareholder to change the Auto Invest instructions, the request must be made in writing to the Group at: 3435 Stelzer Road, Columbus, Ohio 43219.


  The Group may eliminate or change the Auto Invest Plan at any time or from time to time without notice thereof.

MINIMUM INVESTMENT



  The following table sets forth the minimum requirements for initial purchases of a Fund's Shares and any subsequent purchases made thereafter. As the table shows, these requirements may vary depending upon the method or methods used by the purchaser to invest in the Funds.



                       MINIMUM          MINIMUM
                    REQUIREMENTS      REQUIREMENTS
                         FOR              FOR
   METHOD OF           INITIAL         SUBSEQUENT
    PURCHASE          PURCHASES        PURCHASES
----------------   ---------------    ------------
For purchases
other than
through the Auto
Invest Plan:
  Non-IRA.......   $1,000 per Fund    $25 per Fund
  IRAs..........   $1,000 per Fund    $25 per Fund
For purchases
made through the
Auto Invest
Plan:
  Non-IRA.......   $   25 per Fund    $25 per Fund
  IRAs..........   $  250 per Fund    $25 per Fund



SPECIAL PURCHASE PROGRAMS FOR EMPLOYEES OF THE ADVISER OR ONE OF ITS AFFILIATES



  The Adviser has arranged for lower minimum requirements for its employees and the employees of its affiliates (collectively, "Employees") to invest in the Funds. Regardless of the method chosen by an Employee to purchase Shares (e.g., whether or not for an IRA and whether or not through the Auto Invest Plan), all initial purchases of Shares in a Fund must be for a dollar amount of not less than $10 and all subsequent purchases of Shares in that Fund must be for a dollar amount of not less than $10.



  Employees should note that regardless of the amount that they use to open a 1st Source Monogram IRA, the annual fee of $10 will be deducted from their IRA account each December. Therefore, if an Employee opens a 1st Source Monogram IRA account with only the minimum investment and does not add to it during that year, the annual fee may reduce the Employee's IRA account balance to $0.



IN-KIND PURCHASES



  Payment for Shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for that Fund as described in this Prospectus. For further information about this form of payment, contact the Adviser. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the date of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form of transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.


SALES CHARGES


  The public offering price of Shares of each of the Funds, other than the Money Market Fund, equals net asset value plus a sales charge calculated in accordance with the tables below. BISYS receives this sales charge as Distributor and reallows a portion of it as dealer discounts and brokerage commissions. However, the Distributor, in its sole discretion, may pay certain dealers all or part of the portion of the sales charge it receives. The broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act.


  There is no sales charge imposed by the Money Market Fund in connection with the purchase of its Shares.

DIVERSIFIED EQUITY, INCOME EQUITY
AND SPECIAL EQUITY FUNDS

                                                DEALER
                                               DISCOUNTS
                   SALES     SALES CHARGE    AND BROKERAGE
   AMOUNT OF      CHARGE        AS % OF       COMMISSIONS
  TRANSACTION     AS % OF       PUBLIC          AS % OF
   AT PUBLIC    NET AMOUNT     OFFERING         PUBLIC
OFFERING PRICE   INVESTED        PRICE      OFFERING PRICE
--------------- -----------  -------------  ---------------
Less than
 $50,000.......     5.26%         5.00%           4.50%
$50,000 but
 less than
 $100,000......     4.17          4.00            3.60
$100,000 but
 less than
 $250,000......     3.09          3.00            2.70
$250,000 but
 less than
 $500,000......     2.04          2.00            1.80
$500,000 but
 less than
 $1,000,000....     1.52          1.50            1.35
$1,000,000 or
 more..........        0             0               0

INCOME AND INTERMEDIATE TAX-FREE FUNDS

                                                DEALER
                                               DISCOUNTS
                   SALES     SALES CHARGE    AND BROKERAGE
   AMOUNT OF      CHARGE        AS % OF       COMMISSIONS
  TRANSACTION     AS % OF       PUBLIC          AS % OF
   AT PUBLIC    NET AMOUNT     OFFERING         PUBLIC
OFFERING PRICE   INVESTED        PRICE      OFFERING PRICE
--------------- -----------  -------------  ---------------
Less than
 $50,000.......     4.17%         4.00%           3.60%
$50,000 but
 less than
 $100,000......     3.63          3.50            3.15
$100,000 but
 less than
 $250,000......     3.09          3.00            2.70
$250,000 but
 less than
 $500,000......     2.04          2.00            1.80
$500,000 but
 less than
 $1,000,000....     1.52          1.50            1.35
$1,000,000 or
 more..........        0             0               0


  From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. The Distributor, at its own expense, will also provide additional compensation to dealers in connection with sales of Shares of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one of more funds of the Group, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the NASD. None of the aforementioned compensation is paid for by any Fund or its Shareholders.


SALES CHARGE WAIVERS

  The Distributor may waive sales charges for the purchase of Shares of a Fund by or on behalf of:

  (1) Accounts for which FSC, the Adviser, banks and trust companies or one of their affiliates acts in a fiduciary, advisory, agency, custodial (other than for individual retirement accounts), or similar capacity;

  (2) Officers, trustees, directors, employees and retired employees (including spouses and children under the age of 21 of the foregoing) of FSC, the Adviser, the Group, BISYS and any affiliates thereof;

  (3) Purchasers pursuant to the terms of a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchases of Shares of the Funds;


  (4) Purchasers using solely the proceeds from a distribution from an account for which the Adviser or an affiliate serves in a trust, fiduciary or agency capacity (this waiver only applies to the initial purchase of Shares with such proceeds);



  (5) Brokers, dealers and agents for their own account, who have a sales agreement with the Distributor, and their employees (and their spouses and children under the age of 21);


  (6) Orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies, including the Distributor;

  (7) Investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent; and

  (8) Investors purchasing Shares with proceeds from a redemption of shares of another open-end investment company (other than the Group) on which a sales charge was paid if (i) such redemption occurred with sixty (60) days prior to the date of the purchase order and (ii) satisfactory evidence of the purchaser's eligibility is provided to the Distributor at the time of purchase (e.g., a confirmation of the redemption).

  The Distributor may change or eliminate the foregoing waivers at any time or from time to time without notice thereof. The Distributor may also periodically waive all or a portion of the sales charge for all investors with respect to a Fund.

CONCURRENT PURCHASES


  For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of a Fund and one or more of the other Funds sold with a sales charge ("1st Source Monogram Load Funds"). For example, if a Shareholder concurrently purchases Shares in the Diversified Equity Fund at the total public offering price of $25,000 and Shares in the Income Fund at the total public offering price of $30,000, the sales charge on the Shares of the Funds so sold would be that applicable to a $55,000 purchase as shown in the tables above, i.e., 4.00% for the Shares of the Diversified Equity Fund and 3.50% for Shares of the Income Fund. This privilege, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.


LETTER OF INTENT

  An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Shares of a 1st Source Monogram Load Fund at a designated total public offering price within a designated 13-month period. Each purchase of Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. This program may be modified or eliminated at any time or from time to time by the Group without notice. For further information about letters of intent, interested investors should contact the Group at (800) 766-8938.

  A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Shares actually purchased if the full amount indicated is not purchased, and such escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Shares, whether paid in cash or reinvested in additional Shares, are not subject to escrow. The escrowed Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. An adjustment will be made to reflect any reduced sales charge applicable to Shares purchased during the 90-day period prior to the date the Letter of Intent was entered into at the conclusion of the 13-month period and in the form of additional Shares credited to the Shareholder's account at the then current public offering price applicable to a single purchase of the total amount of the total purchases. Additionally, if the total purchases within the 13-month period exceed the amount specified, a similar adjustment will be made to reflect further reduced sales charges applicable to such purchases.

RIGHT OF ACCUMULATION


  Pursuant to the right of accumulation, investors are permitted to purchase Shares of a 1st Source Monogram Load Fund at the public offering price applicable to the total of (a) the total public offering price of the Shares of the 1st Source Monogram Load Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the Shares of all of the 1st Source Monogram Load Funds. For example, if a Shareholder held Shares of the Special Equity Fund and the Income Fund with a total net asset value of $200,000 and wanted to invest $60,000 in the Income Equity Fund, the sales charge applicable to such $60,000 investment in the Income Equity Fund would be 2.00%. The "purchaser's combined holdings" described in the preceding sentence shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must, at the time of purchase, give the Transfer Agent sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Group without notice.


EXCHANGE PRIVILEGE

  Shares of a 1st Source Monogram Load Fund may be exchanged for Shares of any of the other 1st Source Monogram Load Funds at respective net asset values upon the payment of a sales charge equal to the difference, if any, between the sales charge payable upon purchase of Shares of such 1st Source Monogram Load Fund and the sales charge previously paid on the Fund Shares to be exchanged. When Shares of the Money Market Fund are exchanged for Shares of a 1st Source Monogram Load Fund, the applicable sales load will be assessed, unless such Shares to be exchanged were acquired through a previous exchange for Shares on which a sales charge was paid. Under such circumstances, the Shareholder must notify the Group that a sales charge was originally paid and provide the Group with sufficient information to permit confirmation of the Shareholder's right not to pay a sales charge or to pay a reduced sales charge. Provided further, that with respect to every exchange, the amount to be exchanged must meet the appli-cable minimum investment requirements and the exchange is made in states where it is legally authorized.

  An exchange is considered a sale of Shares for federal income tax purposes. However, a Shareholder may not include any sales charge on Shares of a 1st Source Monogram Load Fund as a part of the cost of those Shares for purposes of calculating the gain or loss realized on an exchange of those Shares within 90 days of their purchase.

  The Group may at any time modify or terminate the foregoing exchange privileges. The Group, however, will give shareholders 60 days' advance written notice of any such modification.

  A Shareholder wishing to exchange his or her Shares may do so by contacting the Group at (800) 766-8938 or by providing written instructions to the Group. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the Fund in which he or she wishes to invest before making the exchange. For a discussion of risks associated with unauthorized telephone exchanges, see "Redemption by Telephone" below.

REDEMPTION OF SHARES

  Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account at a Bank. For example, if a Customer has agreed with a Bank to maintain a minimum balance in his or her account with the Bank, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Bank may redeem on behalf of the Customer, all or part of the Customer's Shares of a Fund to the extent necessary to maintain the required minimum balance.

Redemption by Mail

  A written request for redemption must be received by the Group, at the address shown on the front page of this Prospectus, in order to honor the request. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record or mailed or wired to a commercial bank account previously designated on the Account Registration Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

Redemption by Telephone

  If a Shareholder has so designated on the Account Registration Form, a Shareholder may request a redemption of his or her Shares by telephoning the Group and having the payment of redemption requests sent electronically directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form or mailed di-rectly to the Shareholder at the Shareholder's address as recorded by the Transfer Agent. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. The Group may reduce the amount of a wire redemption payment by the then-current wire redemption charge of the Funds' custodian. There is currently no charge for having payment of redemption requests mailed or sent electronically to a designated bank account. For telephone redemptions, call the Group at (800) 766-8938.



  Neither the Group, the Funds nor their service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with a Fund's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. Each Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, such Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, Shareholders are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Group at the address shown on the front page of this Prospectus.


AUTO WITHDRAWAL PLAN

  The Auto Withdrawal Plan enables Shareholders of a Fund, with an account balance in such Fund of $5,000 or more, to make regular monthly or quarterly redemptions of Shares. With Shareholder authorization, the Transfer Agent will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The required minimum withdrawal is $25 monthly. To participate in the Auto Withdrawal Plan, Shareholders should call (800) 766-8938 for more information. Purchases of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities and sales charges. For a Shareholder to change the Auto Withdrawal instructions, the request must be made in writing to the Group.

PAYMENTS TO SHAREHOLDERS

  Redemption orders are effected at the net asset value per share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, with respect to the Money Market Fund, to the greatest extent possible, such Fund will attempt to honor requests from Shareholders for same day payments upon redemption of Shares if the request for redemption is received by the Distributor before 12:00 noon, Eastern Time, on a Business Day or, if the request for redemption is received after 12:00 noon, Eastern Time, to honor requests for payment on the next Business Day. With respect to each of the other Funds, to the greatest extent possible, such Funds will attempt to honor requests from Shareholders for next day payments upon redemption of Shares if the request for redemption is received by the Distributor before the Valuation Time, on a Business Day or, if the request for redemption is received after the Valuation Time, to honor requests for payment on the second Business Day. Each Fund will attempt to so honor redemption requests unless it would be disadvantageous to that Fund or the Shareholders of that Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

  At various times, the Group may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Group may delay the forwarding of proceeds for up to 15 days or more until payment has been collected for the purchase of such Shares. With respect to Shares of the Money Market Fund, during the period of any such delay, such Shares to be redeemed would continue to receive daily dividends as declared until execution of the redemption. The Group intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

  Due to the relatively high cost of handling small investments, each Fund reserves the right to redeem, at net asset value, the Shares of that Fund of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of a decrease in the market price of such Shares, the deduction of any sales charge or the establishment of an account by an employee of the Adviser or one of its affiliates or by using the Auto Invest
Plan), the account of such Shareholder has a value of less than $1,000. Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before a Fund exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed not less than 60 days to make an additional investment in an amount which will increase the value of the account to at least $1,000.

  See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" and "NET ASSET VALUE" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption or redeem shares involuntarily in light of the Group's responsibilities under the 1940 Act.

                              DIVIDENDS AND TAXES

DIVIDENDS

  The net income of the Money Market Fund is declared daily and generally paid monthly on the first Business Day of the following month. However, from time to time such dividends may be paid on the last Business Day of the preceding month.

  A dividend for each of the other Funds, other than the Special Equity Fund, is declared monthly at the close of business on the day of declaration and is generally paid monthly. A dividend for the Special Equity Fund is declared quarterly at the close of business on the day of declaration and is generally paid quarterly. Each such dividend consists of an amount of accumulated undistributed net income of that Fund as determined necessary or appropriate by the appropriate officers of the Group.

  Shareholders will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of that particular Fund at the net asset value as of the date of payment, unless the Shareholder elects to receive dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

  Distributable net realized capital gains for each Fund are distributed at least annually. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares in a Fund.

  If a Shareholder elects to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the Shareholder's cash election will be changed automatically and future dividend and capital gains distributions will be reinvested in that Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in that Fund at the per share net asset value determined as of the date of cancellation.

FEDERAL TAXES

  General. Each of the Funds is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code") for so long as such qualification is in the best interest of that Fund's Shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. Each Fund contemplates declaring as dividends all or substantially all of that Fund's investment company taxable income (before deduction of dividends paid).

  A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. If distributions during a calendar year were less than the required amount, that Fund would be subject to a nondeductible 4% excise tax on the deficiency.

  It is expected that each Fund will distribute annually to Shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that, except as discussed below with respect to the Intermediate Tax-Free Fund, such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. The dividends-received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends deduction, if any, received by the Fund bear to its gross income. Since all of the Money Market Fund's, the Income Fund's and the Intermediate Tax-Free Fund's net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution from such Funds will be eligible for the dividends received deduction for corporation. The Money Market Fund also does not expect to realize any long-term capital gains and, therefore, does not foresee paying any "capital gains dividends" as described in the Code.

  Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to Shareholders as long-term capital gain in the year in which it is received, regardless of how long the Shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

  If the net asset value of a Share is reduced below the Shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution, from a practical stand point, is a return of invested principal, although taxable as described above.

  Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

  Additional information regarding federal taxes is contained in the Statement of Additional Information under the heading "ADDITIONAL INFORMATION--Addi-tional Tax Information." However, the information contained in this Prospectus and the additional material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Funds and their Shareholders. Accordingly, potential investors are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

  Shareholders will be advised at least annually as to the federal and state income tax consequences of distributions made to them during the year.

  The Intermediate Tax-Free Fund. The Intermediate Tax-Free Fund will distribute substantially all of its net investment income and net capital gains to its Shareholders. Dividends derived from interest earned on Exempt Securities constitute "exempt-interest dividends" when designated as such by the Intermediate Tax-Free Fund and will be excludable from gross income for federal income tax purposes and is not expected to be treated as a preference item for computing the alternative minimum tax.

  Distributions, if any, derived from capital gains will generally be taxable to Shareholders as capital gains for federal income tax purposes to the extent so designated by the Intermediate Tax-Free Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to Shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional Shares. Shareholders not subject to federal income tax on their income will not, of course, be required to pay federal income tax on any amounts distributed to them. The Intermediate Tax-Free Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes. The Intermediate Tax-Free Fund will notify each Shareholder annually of the tax status of all distributions.

  If a Shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the Shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security benefits that may be subject to federal income taxation, may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a Shareholder.

  Interest on indebtedness incurred or continued by a Shareholder to purchase or carry Shares of the Intermediate Tax-Free Fund is not deductible for federal income tax purposes assuming the Intermediate Tax-Free Fund distributes exempt-interest dividends during the Shareholder's taxable year. It is anticipated that distributions from the Intermediate Tax-Free Fund will not be eligible for the dividends received deduction for corporations.

STATE TAXES

  Even though a substantial portion of distributions of net income by the Money Market Fund to its Shareholders will be attributable to interest on U.S. Treasury obligations, which may be exempt from state or local tax if received directly by a Shareholder, Shareholders of the Money Market Fund may be subject to state and local taxes with respect to their ownership of Shares or their receipt of distributions from the Money Market Fund. In addition, to the extent Shareholders receive distributions of income attributable to investments in repurchase agreements by the Money Market Fund, such distributions may also be subject to state or local taxes.

                            MANAGEMENT OF THE GROUP

TRUSTEES OF THE GROUP

  Overall responsibility for management of the Group rests with its Board of Trustees. At any given time all Trustees of the Group may not have been elected by shareholders of the Group. The Group will be managed by the Trustees in accordance with the laws of Ohio governing business trusts. The Trustees, in turn, elect the officers of the Group to supervise its day-to-day operations.

  The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS or BISYS Fund Services Inc., the sole general partner of BISYS, receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS receives fees from the Group for acting as Administrator and under the Distribution Plan discussed below, may receive fees under the Administrative Services Plan discussed below, and may retain all or a portion of any sales load imposed upon purchases of Shares. BISYS Fund Services, Inc. receives fees from each of the Funds for acting as Transfer Agent and for providing certain fund accounting services.

INVESTMENT ADVISER


  1st Source Bank, 100 North Michigan Street, South Bend, Indiana 46601, is the investment adviser of each Fund. The Adviser is a wholly owned subsidiary of 1st Source Corporation, a publicly held bank holding company ("FSC"). The Adviser was founded in 1936, and while it has not previously served as an investment adviser to an open-end management investment company, the Adviser and its affiliates administer and manage, on behalf of their clients, trust assets which as of December 31, 1996, totalled approximately $1.25 billion. Of such amount, approximately $512 million are managed on behalf of personal trust customers and approximately $739 million are managed on behalf of employee benefit plans. The Adviser has over 60 years of banking experience and as of December 31, 1996, had, on a consolidated basis with FSC, over $2.07 billion in assets.


  Subject to the general supervision of the Board of Trustees of the Group and in accordance with the investment objectives and restrictions of the Funds, the Adviser manages, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Money Market Fund, the Income Equity Fund, the Special Equity Fund, the Income Fund and the Intermediate Tax-Free Fund, and, through the Sub-Advisers, the Diversified Equity Fund.

  For the services provided and expenses assumed pursuant to its investment advisory agreement with the Group, the Adviser receives a fee from each of the Funds, computed daily and paid monthly, at the following rates: with respect to the Money Market Fund, the annual rate of thirty-five one-hundredths of one percent (0.35%) of such Fund's average daily net assets; with respect to the Diversified Equity Fund, the annual rate of one hundred ten one-hundredths of one percent (1.10%) of such Fund's average daily net assets; with respect to the Income Equity Fund, the annual rate of eighty one-hundredths of one percent (0.80%) of such Fund's average daily net assets; with respect to the Special Equity Fund, the annual rate of eighty one-hundredths of one percent (0.80%) of such Fund's average daily net assets; with respect to the Income Fund, the annual rate of fifty-five one-hundredths of one percent (0.55%) of such Fund's average daily net assets; and with respect to the Intermediate Tax-Free Fund, the annual rate of fifty-five one-hundredths of one percent (0.55%) of such Fund's average daily net assets. While the fees of the Adviser with respect to the Diversified Equity, Special Equity and Income Equity Funds are higher than similar fees paid by most mutual funds, the Board of Trustees believes such fees to be fair and reasonable.

  The Adviser may periodically voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The Adviser may not seek reimbursement of such voluntarily reduced fees after the end of the fiscal year in which the fees were reduced. The reduction of such fee will cause the yield and total return of that Fund to be higher than they would otherwise be in the absence of such a reduction.

  Ralph Shive is the portfolio manager of the Income Equity Fund. Mr. Shive has served as Vice President and an investment officer of the Adviser since September, 1989. Generally, Mr. Shive has worked as an analyst and portfolio manager for 20 years after receiving his BBA from Southern Methodist University. Prior to joining the Adviser, he was employed by a brokerage firm and a private investment partnership in Dallas, Texas. He is a Chartered Financial Analyst and manages the Income Equity Fund as well as individual portfolios with a focus on "value" investing.

  J. Gregory Turner is the portfolio manager of the Special Equity Fund. Mr. Turner has served as an investment officer of the Adviser since 1994. Prior thereto and since October, 1986 he worked for IAA Trust Company, Bloomington, Illinois, as a portfolio manager. Generally, Mr. Turner has worked as an analyst and portfolio manager for 10 years after receiving his BS from Illinois State University and a masters degree in management from Purdue University. As a Chartered Financial Analyst, Mr. Turner manages individual portfolios, the Special Equity Fund, and other growth equity accounts.


  John S. Seidl is the portfolio manager of the Money Market Fund and since March 17, 1997, has served as the portfolio manager of the Income Fund and the Intermediate Tax-Free Fund. Mr. Seidl has served as Vice President and a Senior Investment Officer of the Adviser since 1985, and Mr. Seidl heads the Investment Division at the Adviser. He has worked more than 21 years as an Analyst and Senior Portfolio Manager after receiving his BBA from the University of Notre Dame. Mr. Seidl is a Chartered Financial Analyst who focuses his efforts on the fixed income market, along with being responsible for the overall investment strategy of the department.


THE SUB-ADVISERS

  Pursuant to the terms of its Investment Advisory Agreement with the Group, the Adviser has entered into Sub-Investment Advisory Agreements with each of:
Miller, Anderson, One Tower Bridge, Suite 1100, West Conshohocken, Pennsylvania 19428; Loomis, 3 First National Plaza, Suite 5450, Chicago, Illinois 60600; and Columbus, One Station Place, Stamford, Connecticut 06902. Pursuant to the terms of such Sub-Investment Advisory Agreements, each of the Sub-Advisers has been retained by the Adviser to manage the day-to-day investment and reinvestment of a designated portion of the assets of the Diversified Equity Fund, subject to the direction and control of the Group's Board of Trustees, and the Adviser is responsible for selecting and monitoring each Sub-Adviser and reporting the activities of each Sub-Adviser to the Company's Board of Trustees.

  Miller, Anderson is wholly owned by Morgan Stanley Group, Inc., 1585 Broadway, New York, New York 10036. Miller, Anderson was founded in 1969 and was acquired by Morgan Stanley Group, Inc. in 1995. Miller, Anderson provides advice primarily to institutions, including other investment companies, and currently has approximately $35 billion in assets under management, of which approximately $2.4 billion is managed using Miller Anderson's value style as described above. Robert J. Marcin, CFA, is primarily responsible for the day-to-day management of that portion of the Diversified Equity Fund's portfolio managed by Miller Anderson. Mr. Marcin has been a Partner with Miller Anderson since 1994, and has had more than 14 years of investment experience.


  Loomis is a limited partnership, the sole general partner of which is Loomis, Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111. All of the outstanding shares of Loomis, Sayles & Company, Incorporated are owned by New England Investment Companies, L.P., a publicly-traded limited partnership ("NEIC"). As a result of the merger of New England Mutual Life Insurance Company with and into Metropolitan Life Insurance Company ("MET") on August 30, 1996, MET holds approximately 55% of the outstanding limited partnership units of NEIC. Loomis was founded in 1926 and has approximately $51 billion in assets under management. The Chicago office of Loomis was founded in 1952, and has currently approximately 62 clients and $4 billion in assets under management. Jerry Castellini is primarily responsible for the day-to-day management of that portion of the Diversified Equity Fund's portfolio managed by Loomis. Mr. Castellini has been Managing Partner of Loomis since January, 1994, a Director since February, 1995 and has had more than 16 years of investment experience.


  Columbus, a general partnership formed on September 9, 1994, is registered as an investment adviser under the Investment Advisers Act of 1940 and acquired the business operated by Columbus' predecessor since 1975. PIMCO Advisors L.P. ("PIMCO") and Columbus Circle Investors Management Inc. ("CCI"), a wholly owned subsidiary of PIMCO, are the general partners of Columbus. Columbus serves as sub-adviser to other mutual funds and also advises and manages individual accounts, profit sharing and pension funds and institutional accounts. PIMCO's general partner is a general partnership with two partners: (i) an indirect wholly owned subsidiary of Pacific Mutual Life Insurance Company; and (ii) PIMCO Partners, L.L.C., a limited liability company, all of the interests of which are held directly by the 11 managing directors of Pacific Investment Management Company, a subsidiary of PIMCO.

  Columbus currently has approximately $13 billion in assets under management, of which approximately $8 billion is managed using the sector rotation style of management (known as Positive Momentum & Positive Surprise) described above. Although Columbus operates on a team style management basis, Daniel S. Pickett, CFA, is primarily responsible for the day-to-day management of that portion of the Diversified Equity Fund's portfolio managed by Columbus. Mr. Pickett has been with Columbus since June, 1988, and a Managing Director of Columbus since 1994, and has had more than 11 years of investment experience.

  For its services provided and expenses assumed pursuant to its Sub-Investment Advisory Agreement with the Adviser, each of Miller, Anderson, Loomis and Columbus receives from the Adviser a fee (computed daily and paid monthly as a percentage of that portion of the Diversified Equity Fund's average daily net assets managed by that Sub-Adviser) at the following annual rates: for Miller Anderson, 0.625% up to $25,000,000 and 0.375% of the excess over $25,000,000;
for Loomis, 0.65% up to $5,000,000 and 0.50% of the excess over $5,000,000; and for Columbus, 1.00% up to $10,000,000 and 0.50% of the excess over $10,000,000.

ADMINISTRATOR AND DISTRIBUTOR

  BISYS is the administrator for each Fund and also acts as each Fund's principal underwriter and distributor (the "Administrator" or the "Distributor," as the context indicates). BISYS and its affiliated companies, including BISYS Fund Services, Inc., are wholly owned by The BISYS Group, Inc., a publicly-held company which is a provider of information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.

  The Administrator generally assists in all aspects of a Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its management and administration agreement with the Group, the Administrator receives a fee from each Fund equal to the lesser of a fee computed daily and paid periodically, calculated at an annual rate of twenty one-hundredths of one percent (0.20%) of that Fund's average daily net assets or such other fee as may be agreed upon in writing by the Group and the Administrator. The Administrator may periodically voluntarily reduce all or a portion of its administration fee with respect to a Fund to increase the net income of such Fund available for distribution as dividends. The Administrator may not seek reimbursement of such reduced fees at a later date. The voluntary reduction of such fee will cause the yield and total return of that Fund to be higher than they would otherwise be in the absence of such fee reduction.

  The Distributor acts as agent for each of the Funds in the distribution of their Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the costs of advertising, office space and its personnel involved in such activities. The Distributor receives no compensation under its Distribution Agreement with the Group, but receives compensation under the Distribution and Shareholder Service Plan described below and may retain all or a portion of any sales charge imposed upon the purchase of Shares. See "HOW TO PURCHASE AND REDEEM SHARES--Sales Charges."

EXPENSES


  The Adviser and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund will bear the following expenses relating to its operations: organizational expenses, taxes, interest, any brokerage fees and commissions, fees and expenses of the Trustees of the Group, Commission fees, state securities notification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to the Fund's current shareholders, outside auditing and legal expenses, advisory fees, fund accounting fees, fees and out-of-pocket expenses of the custodian and Transfer Agent, costs for independent pricing services, certain insurance premiums, costs of maintenance of the Group's existence, costs of shareholders' reports and meetings, distribution expenses incurred pursuant to the Distribution and Shareholder Service Plan described below, administrative services expenses incurred pursuant to the Administrative Services Plan described below and any extraordinary expenses incurred in the Fund's operation.


DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

  Pursuant to Rule 12b-1 under the 1940 Act, the Group has adopted a Distribution and Shareholder Service Plan (the "Plan"), under which each Fund is authorized to pay BISYS, as Distributor, a fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of that Fund (the "12b-1 Fee"). Payments of the 12b-1 Fee to BISYS pursuant to the Plan will be used (i) to compensate

Participating Organizations (as defined below) for providing distribution assistance relating to Shares of a Fund, (ii) for promotional activities intended to result in the sale of Shares of the Funds such as to pay for the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Participating Organizations for providing shareholder services with respect to their customers who are, from time to time, beneficial and record holders of Shares of the Fund.

  Participating Organizations include banks, broker-dealers and other financial institutions (including BISYS, FSC, the Adviser and their affiliates). Such fee paid to BISYS may exceed the actual costs incurred by BISYS in providing such services and/or compensating such Participating Organizations. In addition, from time to time, BISYS may periodically voluntarily reduce all or a portion of its fee under the Plan with respect to a Fund to increase the net income of that Fund available for distribution as dividends. BISYS may not seek reimbursement of such reduced fees after the end of the fiscal year in which the fees were reduced. The voluntary reduction of such fee will cause the yield and total return of that Fund to be higher than they would otherwise be in the absence of such a fee reduction.

  BISYS may enter into, from time to time, other Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares such as those described above.

ADMINISTRATIVE SERVICES PLAN

  The Group has adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Service Organization"), which may include the Adviser, its correspondent and affiliated banks, and BISYS, which agree to provide certain ministerial, record keeping and/or administrative support services for their customers or account holders (collectively, "customers") who are the beneficial or record owner of Shares of that Fund. In consideration for such services, a Service Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to .25% of the average daily net asset value of Shares of that Fund owned beneficially or of record by such Service Organization's customers for whom the Service Organization provides such services.


  The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation to perform certain ministerial, record keeping and/or administrative support services with respect to the beneficial or record owners of Shares of the Funds, such as processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the Shares of the Fund, providing sub-accounting with respect to Shares beneficially owned by such customers and providing customers with a service that invests the assets of their accounts in Shares of the Fund pursuant to specific or pre-authorized instructions. As of the date hereof, no such servicing agreements have been entered into by the Group with respect to the Funds.


BANKING LAWS

  The Adviser believes that it possesses the legal authority to perform the investment advisory services for each Fund contemplated by its investment advisory agreement with the Group, as described in this Prospectus, without violation of applicable banking laws and regulations, and has so represented in its investment advisory agreement with the Group. Future changes in Federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which the Adviser could continue to perform such services for the Funds. See "MANAGEMENT OF THE GROUP--Glass-Steagall Act" in the Statement of Additional Information for further discussion of applicable law and regulations.

                              GENERAL INFORMATION

DESCRIPTION OF THE GROUP AND ITS SHARES


  The Group was organized as an Ohio business trust on April 25, 1988. The Group consists of seventeen funds, each having its own class of shares. In addition to the Funds, the Group consists of the following funds: Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund, Riverside Capital Low Duration Government Securities Fund, Riverside Capital Growth Fund, Riverside Capital Tennessee Municipal Obligations Fund, The KeyPremier Prime Money Market Fund, The KeyPremier Pennsylvania Municipal Bond Fund, The KeyPremier Established Growth Fund, The KeyPremier Intermediate Term Income Fund and The KeyPremier Aggressive Growth Fund. Each share represents an equal proportionate interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).



  Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by series except as otherwise expressly required by law. For example, Shareholders of each Fund will vote in the aggregate with other shareholders of the Group with respect to the election of Trustees. However, Shareholders of a Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval of the Group's investment advisory agreement with respect to that Fund and the Plan.


  Overall responsibility for the management of the Funds is vested in the Board of Trustees of the Group. See "MANAGEMENT OF THE GROUP--Trustees of the Group." Individual Trustees are elected by the shareholders of the Group, although Trustees may, under certain circumstances, fill vacancies, including vacancies created by expanding the size of the Board. Trustees may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

  An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, the investment advisory agreement, the Plan or a Fund's fundamental policies and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting.

  The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.


  As of March 3, 1997, the Adviser possessed, on behalf of its underlying accounts, voting or investment power with respect to more than 25% of the outstanding shares of the Diversi-fied Equity, Income Equity, Special Equity and Income Funds and therefore may be presumed to control those Funds within the meaning of the 1940 Act. As of such date, neither the Money Market Fund nor the Intermediate Tax-Free Fund had commenced operations.


CUSTODIAN

  The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as the custodian for each of the Funds.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

  BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' transfer agent pursuant to a Transfer Agency Agreement with the Group and receives a fee for such services. BISYS Fund Services, Inc. also provides certain accounting services for each Fund pursuant to a Fund Accounting Agreement and receives a fee for such services equal to the greater of (a) a fee computed at an annual rate of 0.03% of the Fund's average daily net assets or
(b) $50,000 minus the fee paid by such Fund under its Management and Administration Agreement with BISYS. See "Management of the Group--Transfer Agency and Fund Accounting Services" in the Statement of Additional Information for further information.

  While BISYS Fund Services, Inc. is a distinct legal entity from BISYS (the Group's administrator and distributor), BISYS Fund Services, Inc. is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Fund Services, Inc. is the general partner of BISYS.

MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports and annual reports audited by independent accountants.

  As used in this Prospectus and in the Statement of Additional Information, "assets belonging to the fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to the fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a Fund are conclusive.

  As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

  Inquiries regarding any of the Funds may be directed in writing to the Group at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 766-8938.

INVESTMENT ADVISER
1st Source Bank
100 North Michigan Street
South Bend, Indiana 46634

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Baker & Hostetler LLP

65 East State Street
Columbus, Ohio 43215

AUDITORS
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, Ohio 43215

           TABLE OF CONTENTS


                                        PAGE
                                        ----
PROSPECTUS SUMMARY...................     2
FEE TABLE............................     4
FINANCIAL HIGHLIGHTS.................     5
PERFORMANCE INFORMATION..............     7
INVESTMENT OBJECTIVES AND POLICIES...     9
INVESTMENT RESTRICTIONS..............    22
VALUATION OF SHARES..................    23
HOW TO PURCHASE AND REDEEM SHARES....    24
DIVIDENDS AND TAXES..................    33
MANAGEMENT OF THE GROUP..............    36
GENERAL INFORMATION..................    41


  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR, BISYS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY ANY FUND OR BY BISYS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     LOGO

                           U.S. TREASURY OBLIGATIONS
                               MONEY MARKET FUND

                            DIVERSIFIED EQUITY FUND

                               INCOME EQUITY FUND

                              SPECIAL EQUITY FUND

                                  INCOME FUND

                        INTERMEDIATE TAX-FREE BOND FUND

                                1ST SOURCE BANK
                               Investment Adviser

                                Prospectus dated

                                 April 1, 1997

                     The KeyPremier Prime Money Market Fund
                 The KeyPremier Pennsylvania Municipal Bond Fund

                          Two Investment Portfolios of

                               THE SESSIONS GROUP



                       Statement of Additional Information



                                  April 1, 1997




         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectuses (the "Prospectuses") of The KeyPremier Prime Money Market Fund (the "Money Market Fund") and The KeyPremier Pennsylvania Municipal Bond Fund (the "Pennsylvania Bond Fund"), each dated as of the date hereof. The Money Market Fund and the Pennsylvania Bond Fund are hereafter collectively referred to as the "Funds" and individually as a "Fund." The Funds are two of seventeen funds of The Sessions Group, an Ohio business trust (the "Group"). This Statement of Additional Information is incorporated in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing the Group at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 766-3960.

                                TABLE OF CONTENTS


                                                                          Page
                                                                          ----
THE SESSIONS GROUP.......................................................  B-1

INVESTMENT OBJECTIVES AND POLICIES.......................................  B-1

         Additional Information on Portfolio Instruments.................  B-1
         Investment Restrictions......................................... B-15
         Portfolio Turnover.............................................. B-16

NET ASSET VALUE.......................................................... B-17

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION........................... B-18

MANAGEMENT OF THE GROUP.................................................. B-18

         Trustees and Officers........................................... B-18
         Investment Adviser.............................................. B-21
         Portfolio Transactions.......................................... B-23
         Glass-Steagall Act.............................................. B-25
         Administrator................................................... B-26
         Distributor..................................................... B-27
         Administrative Services Plan.................................... B-28
         Custodian....................................................... B-29
         Transfer Agency and Fund Accounting Services.................... B-29
         Auditors ....................................................... B-30
         Legal Counsel................................................... B-30

ADDITIONAL INFORMATION................................................... B-31

         Description of Shares........................................... B-31
         Vote of a Majority of the Outstanding Shares.................... B-32
         Additional General Tax Information.............................. B-32
         Additional Tax Information With Respect
                  to the Pennsylvania Bond Fund.......................... B-35
         Seven-Day Yield of the Money Market Fund........................ B-39
         Yield of the Pennsylvania Bond Fund............................. B-40
         Tax-Free vs. Taxable Income..................................... B-40
         Calculation of Total Return..................................... B-41
         Distribution Rates.............................................. B-42
         Performance Comparisons......................................... B-42
         Miscellaneous................................................... B-43

FINANCIAL STATEMENTS..................................................... B-44

APPENDIX ................................................................  A-1

                       STATEMENT OF ADDITIONAL INFORMATION


                               THE SESSIONS GROUP


         The Sessions Group (the "Group") is an open-end management investment company which currently offers seventeen separate investment portfolios. This Statement of Additional Information deals with two of those portfolios, the Money Market Fund, which is considered to be a diversified portfolio, and the Pennsylvania Bond Fund, which is considered to be a non-diversified portfolio.


         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses of the Funds. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of either Fund should be made without first reading the Prospectus of that Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments

         The following policies supplement the investment objectives and policies of the Funds as set forth in the respective Prospectus.

         Bank Obligations. Each Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         The Money Market Fund may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits, which are basically the same as ETDs except they are issued by Canadian offices of major Canadian banks.

         Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Funds will purchase commercial paper consisting of issues rated at the time of purchase by one or more appropriate nationally recognized statistical rating organizations ("NRSRO") (e.g., Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations. Each Fund may also invest in commercial paper that is not rated but that is determined by the Adviser to be of comparable quality to instruments that are so rated by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of the NRSROs, see the Appendix. The Money Market Fund may also invest, subject to the foregoing quality criteria, in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation ("CCP"), and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

         Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns), must satisfy, for purchase by a Fund, the same criteria as set forth above for commercial paper. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Foreign Investment. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, may subject the Money Market Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. The Money Market Fund will acquire such securities only when the Adviser believes the risks associated with such investments are minimal.

         U.S. Government Obligations. Each Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         Each Fund may also invest in the following types of U.S. Treasury securities: direct obligations issued by the U.S. Treasury including bills, notes and bonds which differ from each other only in interest rates, maturities and times of issuance; U.S. Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually); interest coupons that have been stripped from such U.S. Treasury securities; receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Treasury Securities"); and in repurchase agreements collateralized by such securities. Stripped Treasury Securities will include (1) coupons that have been stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").

         Treasury bills have maturities of one year or less; Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment (representing principal or interest) on the security and does not receive any rights to periodic interest payments on the security.

         Exempt Securities. As stated in its Prospectus, the assets of the Pennsylvania Bond Fund will be primarily invested in Exempt Securities. Under normal market conditions, at least 80% of the net assets of the Fund will be invested in Exempt Securities and 65% of the Fund's net assets will be invested in Pennsylvania Exempt Securities.


         Exempt Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Exempt Securities, only if the interest paid thereon is exempt from both Pennsylvania income taxes and federal taxes, although such interest may be treated as a preference item for purposes of the federal alternative minimum tax.


         Among other types of Exempt Securities, the Pennsylvania Bond Fund may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Pennsylvania Bond Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         As described in the Prospectus of the Pennsylvania Bond Fund, the two principal classifications of Exempt Securities consist of

"general obligation" and "revenue" issues. The Pennsylvania Bond Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Exempt Securities, both within a particular classification and between classifications, and the yields on Exempt Securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of Exempt Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Exempt Securities with the same maturity, interest rate and rating may have different yields, while Exempt Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of Exempt Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Adviser will consider such an event in determining whether the Pennsylvania Bond Fund should continue to hold the obligation.

         An issuer's obligations under its Exempt Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Exempt Securities may be materially adversely affected by litigation or other conditions.


         Variable and Floating Rate Notes. Each Fund may acquire variable and floating rate notes, subject to such Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value or amortized cast, as the case may be. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value or amortized cast, as the case may be. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under that Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that there exists no readily available market for such note and the Fund is not entitled to receive the principal amount of a note within seven days, such a note will be treated as an illiquid security for purposes of calculation of that Fund's limitation on investments in illiquid securities, as set forth in its investment restrictions. Variable or floating rate notes may be secured by bank letters of credit.

         Variable or floating rate notes invested in by the Money Market Fund may have maturities of more than 397 days, as follows:


         1. An instrument that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days is deemed by the Money Market Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in 397 calendar days or less, is deemed by the Money Market Fund to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         3. A variable rate note that is subject to a demand feature is deemed by the Money Market Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note which has a remaining maturity of 397 days or less is deemed by the Money Market Fund to have a maturity of one day. A floating rate note that has a remaining maturity of more than 397 days and is subject to a demand feature is deemed by the Money Market Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


         As used above, a note is "subject to a demand feature" where the Money Market Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specific intervals not exceeding 397 days and upon no more than 30 days' notice.

         Municipal Lease Obligations. Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Exempt Securities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is based by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The staff of the Commission currently considers certain lease obligations to be illiquid. Determination as to the liquidity of such securities is made in accordance with guidelines established by the Group's Board of Trustees. Pursuant to such guidelines, the Board of Trustees has directed the Adviser to monitor carefully the Pennsylvania Bond Fund's investment in such securities with particular regard to (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligations and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of the marketplace trades including the time needed to dispose of the lease obligation, the method of soliciting offers and the mechanics of transfer; and
(5) such other factors concerning the trading market for the lease obligation as the Adviser may deem relevant. In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the Group's Board of Trustees has directed the Adviser to consider (a) whether the lease can be cancelled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee's general credit (e.g., its debt, administrative, economic and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of "non-appropriation"); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as the Adviser may deem relevant. The Pennsylvania Bond Fund will not invest more than 15% of the value of its net assets in lease obligations that are illiquid and in other illiquid securities.


         When-Issued Securities. As discussed in the Prospectuses, each Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of that Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of its total assets. Under normal market conditions, however, each Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of its total assets.

         When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in that Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. Each Fund will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with such Fund's investment objectives and policies and not for investment leverage. If the Pennsylvania Bond Fund sells a "when-issued" or "delayed-delivery" security before delivery, any gain would not be tax-exempt.


         Repurchase Agreements. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from banks and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by the Adviser. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by such Fund were delayed pending court action. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

         Reverse Repurchase Agreements. As discussed in the Prospectuses, each Fund may borrow funds by entering into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with that Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which that Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act and therefore a form of leveraging.

         Lower Rated Bonds. The Pennsylvania Bond Fund is permitted to invest in securities rated Ba and B by Moody's or BB and B by another appropriate NRSRO. Such bonds, though higher yielding, are characterized by risk. See the Appendix hereto for a general description of NRSRO ratings of municipal obligations. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these bonds. The Pennsylvania Bond Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer.


         Investors should be aware that the market values of many of these lower rated bonds tend to be more sensitive to economic conditions than are higher rated securities. These bonds generally are considered by S&P and Moody's to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.


         Because there is no established retail secondary market for many of these securities, the Pennsylvania Bond Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these bonds does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Pennsylvania Bond Fund's ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Pennsylvania Bond Fund to obtain accurate market quotations for purposes of valuing the Pennsylvania Bond Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable objective data may be available.

         These bonds may be particularly susceptible to economic downturns. It is likely that any economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities.

         The Pennsylvania Bond Fund may acquire these bonds during an initial offering. Such securities may involve special risks because they are new issues. The Pennsylvania Bond Fund has no arrangement with any persons concerning the acquisition of such securities, and the Adviser will review carefully the credit and other characteristics pertinent to such new issues.

         The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon securities in which the Pennsylvania Bond Fund may invest. Zero coupon bonds carry an additional risk in that, unlike bonds which pay interest through the period to maturity, the Pennsylvania Bond Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Pennsylvania Bond Fund may obtain no return at all on its investment.


         Short Sales. The Pennsylvania Bond Fund will from time to time sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Pennsylvania Bond Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Pennsylvania Bond Fund must borrow the security, and the Pennsylvania Bond Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Pennsylvania Bond Fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the Pennsylvania Bond Fund's assets will as a matter of practice be invested in short sales.

         At any time that the Pennsylvania Bond Fund has an open short sale position, the Pennsylvania Bond Fund is required to segregate with its custodian (and to maintain such amount until the Pennsylvania Bond Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other high-grade liquid debt securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Pennsylvania Bond Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. The total amount of cash or U.S. Government securities deposited with the broker (not including the proceeds of the short sale) and segregated by the Pennsylvania Bond Fund with the Pennsylvania Bond Fund's custodian may not at any time be more than 25% of the Pennsylvania Bond Fund's net assets. These deposits do not have the effect of limiting the amount of money the Pennsylvania Bond Fund may lose on a short sale -- the Pennsylvania Bond Fund's possible losses may exceed the total amount deposited.

         The Pennsylvania Bond Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Pennsylvania Bond Fund purchases the security to replace the borrowed security. The Pennsylvania Bond Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the Pennsylvania Bond Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Pennsylvania Bond Fund's investment in the security. For example, if the Pennsylvania Bond Fund purchases a $10 security short, the most that can be lost is $10. However, if the Pennsylvania Bond Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.


         Hedging Transactions. Hedging transactions, including the use of options and futures, in which the Pennsylvania Bond Fund is authorized to engage, as described in its Prospectus, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such hedging transactions could result in losses greater than if they had not been used.

         Use of put and call options may result in losses to the Pennsylvania Bond Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Pennsylvania Bond Fund can realize on its investments or cause the Pennsylvania Bond Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Pennsylvania Bond Fund create the possibility that losses on the hedging instrument may be greater than gains in the value of such Fund's position. In addition, futures and options markets may not be liquid at all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Pennsylvania Bond Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of hedging transactions would reduce net asset value, and possible income, and such losses can be greater than if the hedging transactions had not been utilized.

         General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discusses in greater detail below and in the Pennsylvania Bond Fund's Prospectus. In addition, many hedging transactions involving options require segregation of the Pennsylvania Bond Fund's assets in special accounts, as described further below.


         With certain exception, exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. The Pennsylvania Bond Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent in part, upon the liquidity of the option market. In addition, the hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         Exchange-listed options generally have standardized terms and performance mechanics unlike over-the-counter traded options. The Pennsylvania Bond Fund currently expects to purchase and sell only exchange traded options. Exchange-traded options generally are guaranteed by the clearing agency which is the issuer or counterparty to such options. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with options purchased on an exchange.

         All options written by the Pennsylvania Bond Fund must be "covered" (i.e., the Pennsylvania Bond Fund must own the securities or futures contract subject to a call option or must meet the asset segregation requirements) as long as the call is outstanding. Even though the Pennsylvania Bond Fund will receive the option premium to help protect it against loss, a call option written by the Pennsylvania Bond Fund exposes such Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. With respect to put options written by the Pennsylvania Bond Fund, such Fund will place high quality liquid debt securities in a segregated account to cover its obligations under such put option and will monitor the value of the assets in such account and its obligations under the put option daily.

         Futures Contracts. As discussed in the Prospectus of the Pennsylvania Bond Fund, such Fund may enter into futures contracts. This investment technique is designed primarily to act as a substitute for a position in the underlying security and to hedge against anticipated future changes in market conditions or interest rates which otherwise might adversely affect the value of securities which such the Pennsylvania Bond Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Pennsylvania Bond Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Pennsylvania Bond Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give the Pennsylvania Bond Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.


         Futures transactions involve brokerage costs and require the Pennsylvania Bond Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, to cover its performance under such contracts. The Pennsylvania Bond Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Pennsylvania Bond Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.


         Regulatory Restrictions. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, the Pennsylvania Bond Fund will maintain in a segregated account cash or liquid high-grade securities equal to the value of such contracts.


         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," the Pennsylvania Bond Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of the liquidation value of such Fund's total assets after taking into account unrealized profits and unrealized losses on any contracts entered into. The Pennsylvania Bond Fund will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase.


         Securities of Other Investment Companies. Each Fund may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which Pennsylvania Bond Fund may investment may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by such Fund and, therefore, will be borne directly by shareholders of such Fund.

Investment Restrictions

         The Funds' investment objectives are non-fundamental policies and may be changed without a vote of the shareholders of the applicable Fund. In addition to the fundamental investment policies listed in the Prospectuses, the following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares").

         In addition to the investment restrictions set forth in the Prospectus, each Fund may not:

         1. Purchase securities on margin, except for use of short- term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

         2. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

         3. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

         4. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of such Fund.

         The following additional investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

         1. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and
(b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;


         2. Purchase or retain the securities of an issuer if the officers or trustees of the Group, or the officers or directors of the Adviser, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; and

         3. Mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

         Furthermore, the Money Market Fund may not engage in any short sales. In addition, the Pennsylvania Bond Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by the Pennsylvania Bond Fund would exceed 25% of the value of the Pennsylvania Bond Fund's total assets.


         If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in such Fund which are not readily marketable to exceed the limit set forth in that Fund's Prospectus for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

         Because the Money Market Fund intends to invest substantially all of its assets in securities with maturities of less than one year and because the Commission requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover with respect to the Money Market Fund is expected to be no greater than 10%.

         The portfolio turnover rate for the Pennsylvania Bond Fund for its first fiscal period ending June 30, 1997, is estimated to be less than 100%. The portfolio turnover rate for the Pennsylvania Bond Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Pennsylvania Bond Fund and may result in additional tax consequences to the Pennsylvania Bond Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.


                                 NET ASSET VALUE

         The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to the Money Market Fund's objective of maintaining a stable net asset value per share, provided that the Money Market Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Group's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Money Market Fund, to stabilize the net asset value per share of the Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Money Market Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of the Money Market Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Funds are sold on a continuous basis by BISYS, and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at the Adviser or the Adviser's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser or the Entities.

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.


                             MANAGEMENT OF THE GROUP

Trustees and Officers


         Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.


         The names of the Trustees and officers of the Group, their addresses, and principal occupations during the past five years are as follows:

                              Position(s) Held    Principal Occupation
Name, Address and Age         With the Group      During Past 5 Years
---------------------         ----------------    --------------------
Walter B. Grimm*              Chairman,           From June, 1992 to present,
3435 Stelzer Road             President and       employee of BISYS Fund
Columbus, Ohio  43219         Trustee             Services Limited Partnership
Age:  51                                          (formerly The Winsbury
                                                  Company); from July, 1981 to
                                                  June, 1992, President of
                                                  Leigh Investments Consulting
                                                  (investment firm).

Nancy E. Converse*            Trustee and         Since June, 1990, employee of
3435 Stelzer Road             Assistant           BISYS Fund Services Limited
Columbus, Ohio  43219         Secretary           Partnership (formerly The
Age:  47                                          Winsbury Company) or BISYS
                                                  Fund Services Ohio, Inc.
                                                  (formerly The Winsbury
                                                  Service Corporation).

Maurice G. Stark              Trustee             Consultant; from 1979 to
7662 Cloister Drive                               December, 1994, Vice
Columbus, Ohio  43235                             President-Finance and Chief
Age:  61                                          Financial Officer, Battelle
                                                  Memorial Institute
                                                  (scientific research and
                                                  development service
                                                  corporation).

James H. Woodward, Ph.D.      Trustee             Since July 1991, Chancellor
The University of North                           of The University of North
Carolina at Charlotte                             Carolina at Charlotte.
Charlotte, NC  28223
Age:  56

Chalmers P. Wylie             Trustee             From April, 1993 to present,
754 Stonewood Court                               of Counsel with Emens,
Columbus, Ohio 43235                              Kegler, Brown, Hill & Ritter
Age:  75                                          (law firm); from January,
                                                  1993 to present, Adjunct
                                                  Professor at The Ohio State
                                                  University; from January,
                                                  1967 to January, 1993, Member
                                                  of the United States House of
                                                  Representatives for the 15th
                                                  District.

J. David Huber                Vice President      Since January, 1996,
3435 Stelzer Road                                 President of BISYS Fund
Columbus, Ohio 43219                              Services Division of BISYS
Age:  50                                          Fund Services Limited
                                                  Partnership; from June, 1987
                                                  to December, 1995, employee
                                                  of BISYS Fund Services
                                                  Limited Partnership (formerly
                                                  The Winsbury Company); from
                                                  September, 1988 to present,
                                                  Vice President of BISYS Fund
                                                  Services Ohio, Inc. (formerly
                                                  The Winsbury Service
                                                  Corporation).

William J. Tomko              Vice President      From April, 1987 to present,
3435 Stelzer Road                                 employee of BISYS Fund
Columbus, Ohio 43219                              Services Limited Partnership
Age:  37                                          (formerly The Winsbury
                                                  Company).

Stephen G. Mintos             Treasurer           From January, 1987 to
3435 Stelzer Road                                 present, employee of BISYS
Columbus, Ohio 43219                              Fund Services Limited
Age:  42                                          Partnership (formerly The
                                                  Winsbury Company).

George Stevens                Secretary           From September, 1996 to
3435 Stelzer Road                                 present, employee of BISYS
Columbus, Ohio 43219                              Fund Services Limited
Age:  45                                          Partnership; from September,
                                                  1995 to August, 1996,
                                                  consultant on bank investment
                                                  products and activities; from
                                                  June 1980 to September, 1995,
                                                  employee of AmSouth Bank.

Alaina V. Metz                Assistant           From June, 1995 to present,
3435 Stelzer Road             Secretary           employee of BISYS Fund
Columbus, Ohio 43219                              Services Limited Partnership;
Age:  29                                          prior to June, 1995,
                                                  supervisor at Alliance
                                                  Capital Management, L.P.
                                                  (investment management firm).

-------------------

         *Mr. Grimm and Ms. Converse are each considered to be an "interested person" of the Group as defined in the 1940 Act.

         As of the date of this Statement of Additional Information, the Group's officers and Trustees, as a group, own less than 1% of either Fund's Shares.

         No officer or employee of BISYS or BISYS Fund Services, Inc. receives any compensation from the Group for acting as trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS receives fees from each Fund for acting as Administrator and may receive fees pursuant to the Administrative Services Plan described below. BISYS Fund Services, Inc. receives fees from the Funds for acting as transfer agent and for providing certain fund accounting services. Messrs. Grimm, Huber, Mintos, Tomko and Stevens, Ms. Converse and Ms. Metz are employees of BISYS.

         The following table sets forth information regarding all compensation paid by the Group to its Trustees for their services as trustees during the fiscal year ended June 30, 1996. The Group has no pension or retirement plans.

                               COMPENSATION TABLE


                                                      Aggregate        Total Compensation
Name and Position                                     Compensation     From the Group
With the Group                                        From the Group   and the Fund Complex*
--------------                                        --------------   ---------------------
Walter B. Grimm                                       $       0        $       0
Trustee

Nancy E. Converse                                     $       0        $       0
Trustee

Maurice G. Stark                                      $7,772.17        $7,772.17
Trustee

Michael M. VanBuskirk(1)                              $7,772.17        $7,772.17
Trustee

James H. Woodward, Ph.D                               $       0        $       0
Trustee

Chalmers P. Wylie                                     $7,772.17        $7,772.17
Trustee

         *For purposes of this Table, Fund Complex means one or more mutual funds, including the Funds, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.

(1) Mr. VanBuskirk resigned his position as a trustee of the Group effective May 3, 1996.

         Ms. Converse and Dr. Woodward were elected trustees of the Group on June 28, 1996.

Investment Adviser

         Investment advisory and management services are provided to the Funds by Martindale Andres & Company, Inc. (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of July 9, 1996, as amended as of January 29, 1997. Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectuses. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Money Market Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of forty one-hundredths of one percent (.40%) of the average daily net assets of the Money Market Fund, and the Pennsylvania Bond Fund pays the

Adviser a fee, computed daily and paid monthly, at the annual rate of sixty one-hundredths of one percent (.60%) of the average daily net assets of the Pennsylvania Bond Fund. Pursuant to such Investment Advisory Agreement, the Adviser also provides investment advisory and management services to three other funds of the Group: The KeyPremier Established Growth Fund (the "Established Growth Fund"), The KeyPremier Intermediate Term Income Fund (the "Income Fund"), and The KeyPremier Aggressive Growth Fund (the "Aggressive Growth Fund"). The Established Growth Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of seventy-five one-hundredths of one percent (.75%) of the average daily net assets of the Established Growth Fund; the Income Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of sixty one-hundredths of one percent (.60%) of the average daily net assets of that Fund; and the Aggressive Growth Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of one percent (1.00%) of the average daily net assets of the Aggressive Growth Fund. The Adviser may from time to time voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends.


         For the year ended June 30, 1996, the Adviser had not received any compensation under the Advisory Agreement since neither Fund had yet commenced operations.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect with respect to a Fund until July 9, 1998, and from year to year thereafter, for successive annual periods ending on July 9th, if, as to that Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in such Fund's Prospectus), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.


         The Adviser has agreed that the Funds and the Group may use the name "KeyPremier" on a royalty-free basis and the Adviser has reserved to itself the right to grant the non-exclusive right to use the name "KeyPremier" to any other person. At such time as the Investment Advisory Agreement is no longer in effect, the Adviser may require the Funds to cease using the name "KeyPremier."


Portfolio Transactions

         Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with the Funds' investment objectives and restrictions, which securities are to be purchased and sold by each Fund, and which brokers and dealers are to be eligible to execute the Funds' portfolio transactions. Purchases and sales of portfolio securities with respect to a Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.


         Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Funds. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing each such Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to a Fund or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its agreement regarding management of the Funds. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreement, the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which it believes is fair and equitable to the Group and the Funds.


         Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of a Fund, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, Keystone, BISYS, or their affiliates, and will not give preference to the Adviser's or Keystone's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for other funds of the Group or any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other funds of the Group, investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Group.

Glass-Steagall Act

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         The Adviser believes that it possesses the legal authority to perform the services for the Funds contemplated by the Prospectuses, this Statement of Additional Information and the Investment Advisory Agreement without violation of applicable statutes and regulations. Future changes in either Federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict the Adviser from continuing to perform such services for the Group. In addition, current state securities laws on the issue of the registration of banks as brokers or dealers may differ from the interpretation of federal law, and banks and financial institutions may be required to register as dealers pursuant to the laws of a specific state. Depending upon the nature of any changes in the services which could be provided by the Adviser, the Board of Trustees of the Group would review the

Group's relationship with the Adviser and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of the Adviser and/or the Adviser's affiliated and correspondent banks in connection with Customer purchases of Shares of a Fund, those banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Group's method of operations would affect its net asset value per share or result in financial losses to any Customer.

Administrator


         BISYS serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated July 9, 1996, as amended as of January 29, 1997 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser under the Investment Advisory Agreement, by The Bank of New York under the Custody Agreement and by BISYS Fund Services, Inc. under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.


         Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; determine the actual variance from $1.00 of the Money Market Fund's net asset value per share; and generally assist in all aspects of the Funds' operations other than those performed by the Adviser under the Investment Advisory Agreement, by The Bank of New York under the Custody Agreement and by BISYS Fund Services, Inc. under the Transfer Agency Agreement and Fund Accounting Agreement. Under the Administration Agreement, the

Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee, calculated daily and paid periodically, at the annual rate equal to eleven and one-half one-hundredths of one percent (.115%) of that Fund's average daily net assets.

         For the fiscal year ended June 30, 1996, the Administrator had not received any compensation under the Administration Agreement since neither of the Funds had yet commenced operations.

         Unless sooner terminated as provided therein, the Administration Agreement has an initial term expiring on July 9, 1999, and thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a Fund upon mutual agreement of the parties to the Administration Agreement; through a failure to renew at the end of a one-year term; upon 180 days' written notice by the Group after the initial term but only in connection with the reorganization of the Funds into another registered management investment company; and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by a Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.



Distributor


         BISYS serves as agent for each Fund in the distribution of its Shares pursuant to a Distribution Agreement dated July 9, 1996, as amended as of January 29, 1997 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement has an initial term expiring on July 9, 1998, and thereafter shall be renewed automatically for successive annual periods ending July 9th if approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives no compensation under the Distribution Agreement with the Group but may retain all or a portion of any sales charge imposed upon a purchase of Shares.

Administrative Services Plan


         As described in the Prospectuses, the Group has also adopted an Administrative Services Plan (the "Services Plan") under which each Fund is authorized to pay certain financial institutions, including the Adviser, its correspondent and affiliated banks, and BISYS (a "Service Organization"), to provide certain ministerial, record keeping, and administrative support services to their customers who own of record or beneficially Shares in the Funds. Payments to such Service Organizations are made pursuant to Servicing Agreements between the Group and the Service Organization. The Services Plan authorizes each Fund to make payments to Service Organizations in an amount, on an annual basis, of up to 0.25% of the average daily net asset value of that Fund. The Services Plan has been approved by the Board of Trustees of the Group, including a majority of the Trustees who are not interested persons of the Group (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Services Plan or in any Servicing Agreements thereunder (the "Disinterested Trustees"). The Services Plan may be terminated as to a Fund by a vote of a majority of the Disinterested Trustees. The Trustees review quarterly a written report of the amounts expended pursuant to the Services Plan and the purposes for which such expenditures were made. The Services Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. For so long as the Services Plan is in effect, selection and nomination of those Disinterested Trustees shall be committed to the discretion of the Group's Disinterested Trustees. All Servicing Agreements may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. The Services Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees. As of the date hereof, there are no Servicing Agreements in place with respect to the Funds.

Custodian


         The Bank of New York, 48 Wall Street, New York, New York, 10286, serves as custodian (the "Custodian") to the Funds pursuant to the Custody Agreement dated as of July 9, 1996, as amended as of January 29, 1997. The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments.

Transfer Agency and Fund Accounting Services

         BISYS Fund Services, Inc. serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for the Funds pursuant to the Transfer Agency Agreement dated July 9, 1996, as amended as of January 29, 1997. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with the Funds' shareholders of record: maintenance of shareholder records for each of the Funds' Shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Funds on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record. For the fiscal year ended June 30, 1996, the Transfer Agent received no compensation from the Group for services as transfer agent for the Funds since the Funds had not yet commenced operations.

         In addition, BISYS Fund Services, Inc. provides certain fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement dated July 9, 1996, as amended as of January 29, 1997. BISYS Fund Services, Inc. receives a fee from each Fund for such services equal to the greater of (a) a fee computed at an annual rate of three one-hundredths of one percent (.03%) of that Fund's average daily net assets, or (b) the annual fee of $30,000 for the Money Market Fund and $35,000 for the Pennsylvania Bond Fund. Under such Agreement, BISYS Fund Services, Inc. maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Funds' custodian, affirmation to the Funds' custodian of all portfolio trades and cash settlements, verification and reconciliation with the Funds' custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

         Unless sooner terminated as provided therein, the Fund Accounting Agreement has an initial term expiring on July 9, 1999, and thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the nonrenewing party to the other party at least 60 days prior to the expiration of the then-current term. The Fund Accounting Agreement is terminable with respect to a Fund upon mutual agreement of the parties to the Fund Accounting Agreement; upon 180 days' written notice by the Group after the initial term but only in connection with the reorganization of the Funds into another registered management investment company; and for cause (as defined in the Fund Accounting Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by BISYS Fund Services, Inc.

         The Fund Accounting Agreement provides that BISYS Fund Services, Inc. shall not be liable for any error of judgment or mistake of law or any loss suffered by a Fund in connection with the matters to which the Fund Accounting Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by BISYS Fund Services, Inc. of its obligations and duties thereunder.

         For the fiscal year ended June 30, 1996, BISYS Fund Services, Inc. earned no fees with respect to its fund accounting services to the Funds since the Funds had not yet commenced operations.

Auditors


         KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, has been selected as the independent auditors for the Funds and as such will audit the financial statements of the Funds for the periods as of and ending June 30, 1997.

Legal Counsel

         Baker & Hostetler LLP, 65 East State Street, Columbus, Ohio 43215 is counsel to the Group and will pass upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

Description of Shares


         The Group is an Ohio business trust. The Group was organized on April 25, 1988, and the Group's Declaration of Trust was filed with the Secretary of State of Ohio on April 25, 1988. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Group presently has seventeen series of shares, one of which represents interests in the Money Market Fund and one of which represents interests in the Pennsylvania Bond Fund. The other fifteen series are Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund, Riverside Capital Tennessee Municipal Obligations Fund, Riverside Capital Low Duration Government Securities Fund, Riverside Capital Growth Fund, the Established Growth Fund, the Income Fund, the Aggressive Growth Fund, 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.


         As of March 3, 1997, the following is the only entity known to the Group who owns of record or beneficially 5% or more of the outstanding Shares of either of the Funds: Keystone Financial, Inc., 1315 Eleventh Avenue, P.O. Box 2450, Altoona, Pennsylvania 16601 owned beneficially and of record 99.86% of the issued and outstanding Shares of the Money Market Fund and 98.85% of the issued and outstanding Shares of Pennsylvania Bond Fund.


Vote of a Majority of the Outstanding Shares

         As used in the Prospectuses and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of
(a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

Additional General Tax Information


         Each of the seventeen funds of the Group is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interest of that fund's shareholders. In order to qualify as a regulated investment company, a Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, future contracts or foreign currencies held less than three months; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to Shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of that Fund and not in cash.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss, if any, is taxable to Shareholders as long-term capital gain in the year in which it is received, regardless of how long the Shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on long- term capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward and deducted in future years.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Because all of the Funds' net investment income is expected to be derived from earned interest, it is anticipated that no distributions from either Fund will qualify for the 70% dividends received deduction.

         Foreign taxes may be imposed on the Money Market Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of the Money Market Fund's total assets at the end of its fiscal year are expected to be invested in stocks or securities of foreign corporations, the Money Market Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Money Market Fund. These taxes will be taken as a deduction by the Money Market Fund.

         Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Fund, if such Shareholder (1) fails to furnish the Fund with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds or their Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.


Additional Tax Information With Respect to the Pennsylvania Bond Fund

         The Pennsylvania Bond Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Pennsylvania Bond Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and individual retirement accounts, since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from all or a portion of the Pennsylvania Bond Fund's dividends being tax-exempt and such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Pennsylvania Bond Fund may not be appropriate investments for entities which are "substantial users," or "related persons" thereof, of facilities financed by private activity bonds held by the Pennsylvania Bond Fund.

         The Code permits a regulated investment company which invests in Exempt Securities to pay to its Shareholders "exempt-interest dividends," which are excluded from gross income for federal income tax purposes, if at the close of each quarter of its taxable year at least 50% of its total assets consist of Exempt Securities.

         An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Pennsylvania Bond Fund that is derived from interest received by the Pennsylvania Bond Fund that is excluded from gross income for federal income tax purposes, net of certain deductions, provided the dividend is designated as an exempt-interest dividend in a written notice mailed to Shareholders not later than sixty days after the close of the Pennsylvania Bond Fund's taxable year. The percentage of the total dividends paid by the Pennsylvania Bond Fund during any taxable year that qualifies as exempt-interest dividends will be the same for all Shareholders of the Pennsylvania Bond Fund receiving dividends during such year. Exempt-interest dividends shall be treated by the Pennsylvania Bond Fund's Shareholders as items of interest excludable from their gross income for Federal income tax purposes under Section 103(a) of the Code. However, a Shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) of the Code if such Shareholder is a "substantial user" or a "related person" to such user under
Section 147(a) of the Code with respect to any of the Exempt Securities held by the Pennsylvania Bond Fund. If a Shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the Shareholder for six months or less, any loss on the sale or exchange of such Share shall be disallowed to the extent of the amount of such exempt-interest dividend.

         In general, interest on indebtedness incurred or continued by a Shareholder to purchase or carry Shares is not deductible for federal income tax purposes if the Pennsylvania Bond Fund distributes exempt-interest dividends during the Shareholder's taxable year. A Shareholder of the Pennsylvania Bond Fund that is a financial institution may not deduct interest expense attributable to indebtedness incurred or continued to purchase or carry Shares of the Pennsylvania Bond Fund if the Pennsylvania Bond Fund distributes exempt-interest dividends during the Shareholder's taxable year. Certain federal income tax deductions of property and casualty insurance companies holding Shares of the Pennsylvania Bond Fund and receiving exempt-interest dividends may also be adversely affected. In certain limited instances, the portion of Social Security benefits received by a Shareholder which may be subject to federal income tax may be affected by the amount of tax-exempt interest income, including exempt-interest dividends received by Shareholders of the Pennsylvania Bond Fund.

         In the event the Pennsylvania Bond Fund realizes long-term capital gains, the Pennsylvania Bond Fund intends to distribute any realized net long-term capital gains annually. If the Pennsylvania Bond Fund distributes such gains, the Pennsylvania Bond Fund will have no tax liability with respect to such gains, and the distributions will be taxable to Shareholders as long-term capital gains regardless of how long the Shareholders have held their Shares. Any such distributions will be designated as a capital gain dividend in a written notice mailed by the Pennsylvania Bond Fund to the Shareholders not later than sixty days after the close of the Pennsylvania Bond Fund's taxable year. It should be noted, however, that capital gains are taxed like ordinary income except that net capital gains of individuals are subject to a maximum federal income tax rate of 28%. Net capital gains are the excess of net long-term capital gains over net short-term capital losses. Any net short-term capital gains are taxed at ordinary income tax rates. If a Shareholder receives a capital gain dividend with respect to any Share and then sells the Share before he has held it for more than six months, any loss on the sale of the Share is treated as long-term capital loss to the extent of the capital gain dividend received.

         Interest earned on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as a tax preference item in computing the alternative minimum tax. Since the Pennsylvania Bond Fund may invest up to 20% of its net assets in municipal securities the interest on which may be treated as a tax preference item, a portion of the exempt-interest dividends received by Shareholders from the Pennsylvania Bond Fund may be treated as tax preference items in computing the alternative minimum tax to the extent that distributions by the Pennsylvania Bond Fund are attributable to such obligations. Also, a portion of all other interest excluded from gross income for federal income tax purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings and profits over pre-book alternative minimum taxable income. Adjusted current earnings and profits would include exempt-interest dividends distributed by the Pennsylvania Bond Fund to corporate Shareholders. For individuals the alternative minimum tax rate is 26% on alternative minimum taxable income up to $175,000 and 28% on the excess of $175,000; for corporations the alternative minimum tax rate is 20%.

         For taxable years of corporations beginning before 1996, the Superfund Revenue Act of 1986 imposes an additional tax (which is deductible for federal income tax purposes) on a corporation at a rate of 0.12 of one percent on the excess over $2,000,000 of such corporation's "modified alternative minimum taxable income", which would include a portion of the exempt-interest dividends distributed by the Pennsylvania Bond Fund to such corporation. In addition, exempt-interest dividends distributed to certain foreign corporations doing business in the United States could be subject to a branch profits tax imposed by Section 884 of the Code.

         Distributions of exempt-interest dividends by the Pennsylvania Bond Fund may be subject to state and local taxes even though a substantial portion of such distributions may be derived from interest on obligations which, if received directly, would be exempt from such taxes. The Pennsylvania Bond Fund will report to its Shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal obligations held by the Pennsylvania Bond Fund during the preceding year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

         As indicated in the Prospectus, the Pennsylvania Bond Fund may acquire rights regarding specified portfolio securities under puts. See "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of the Pennsylvania Bond Fund is to limit its acquisition of puts to those under which it will be treated for federal income tax purposes as the owner of the Exempt Securities acquired subject to the put and the interest on the Exempt Securities will be tax-exempt to it. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Pennsylvania Bond Fund could acquire under the 1940 Act. Therefore, although the Pennsylvania Bond Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion.

         Under Section 1256 of the Code, gain or loss realized by the Pennsylvania Bond Fund from certain financial futures and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures and options remaining unexercised at the end of the Pennsylvania Bond Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Pennsylvania Bond Fund characterized in the manner described above.

         Offsetting positions held by the Pennsylvania Bond Fund involving certain futures contracts or options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short or long-term capital gain from certain straddle and/or conversion transactions may be recharacterized as ordinary income.

         If the Pennsylvania Bond Fund were treated as entering into straddles by reason of its engaging in futures or options transactions, such straddles would be characterized as "mixed straddles" if the futures or options comprising a part of such straddles were governed by Section 1256 of the Code. The Pennsylvania Bond Fund may make one or more elections with respect to mixed straddles. If no election is made, to the extent the straddle rules apply to positions established by the Pennsylvania Bond Fund, losses realized by the Pennsylvania Bond Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital losses on straddle positions may be recharacterized as long-term capital losses and long-term capital gains may be recharacterized as short-term capital gain or ordinary income.

         Investment by the Pennsylvania Bond Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to Shareholders. For example, the Pennsylvania Bond Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In that case, the Pennsylvania Bond Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

         Income itself exempt from Federal income taxation may be considered in addition to taxable income when determining whether Social Security payments received by a Shareholder are subject to federal income taxation.

Seven-Day Yield of the Money Market Fund

         The standardized seven-day yield for the Money Market Fund is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account in the Money Market Fund having a balance of one Share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7). The net change in the account value of the Money Market Fund includes the value of additional Shares purchased with dividends from the original Share, dividends declared on both the original Share and any such additional Shares, and all fees, other than nonrecurring account or sales charges, that are charged to all Shareholder accounts in proportion to the length of the base period and assuming the Money Market Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The 30-day yield is calculated as described above except that the base period is 30 days rather than seven days.

         The effective yield for the Money Market Fund is computed by compounding the base period return, as calculated above, by adding 1 to the base period return raising the sum to a power equal to 365 divided by seven and subtracting 1 from the result.

         For the seven-day period ended December 31, 1996, the seven-day yield and the seven-day effective yield for the Money Market Fund were 5.15% and 5.28%, respectively. For the 30-day period then ended, the 30-day yield and the 30-day effective yield for the Money Market Fund were 5.08% and 5.20%, respectively.


Yield of the Pennsylvania Bond Fund


         As summarized in the Prospectus under the heading "PERFORMANCE INFORMATION," the yield of the Pennsylvania Bond Fund is computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the Pennsylvania Bond Fund Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of the Pennsylvania Bond Fund will vary from time to time depending upon market conditions, interest rates, the composition of the Pennsylvania Bond Fund's portfolio and operating expenses of the Group allocated to the Pennsylvania Bond Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing the Pennsylvania Bond Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Pennsylvania Bond Fund's Shares and to the relative risks associated with the investment objectives and policies of the Pennsylvania Bond Fund.

         In addition, tax equivalent yields are computed by dividing that portion of the Pennsylvania Bond Fund's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding that result to that portion, if any, of the yield of the Pennsylvania Bond Fund which is not tax-exempt.

         For the 30-day period ended December 31, 1996, the yield and tax equivalent yield for the Pennsylvania Bond Fund, reflecting imposition of the maximum sales load, were 4.67% and 7.73%, respectively and without the sales load, 4.89% and 8.10%, respectively.


Tax-Free vs. Taxable Income

         The table below shows the effect, as of the date hereof, of the tax status of bonds on the tax equivalent yield received by their holders under the regular Federal income tax and the Pennsylvania Personal Income Tax laws. They give the approximate yield a taxable security must earn for residents of Pennsylvania, at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding varying rates from 4% to 10%. This table, however, does not reflect the phase out of itemized deductions for certain high income taxpayers.

Single Return                       $0 - $24,650           $24,650 -        $ 59,750 -         $124,650 -         $271,050 -
                                                            59,750           124,650            271,050
--------------------------------------------------------------------------------------------------------------------------------
Joint Return                        $0 - $41,200           $41,200 -        $ 99,600 -          $151,750 -        $271,050 -
                                                            96,600           151,750             271,050
--------------------------------------------------------------------------------------------------------------------------------
If your combined
federal and state
tax bracket is...                          17.38%            30.02%             32.99%             37.79%            41.29%
--------------------------------------------------------------------------------------------------------------------------------
And you have a tax-                                                 Then you'll be earning the
exempt investment                                                   equivalent of a taxable
yielding...                                                         investment yielding...
--------------------------------------------------------------------------------------------------------------------------------
                       4.00%                4.84%             5.72%              5.97%              6.43%             6.81%
                       4.50%                5.45%             6.43%              6.72%              7.23%             7.66%
                       5.00%                6.05%             7.14%              7.46%              8.04%             8.52%
                       5.50%                6.66%             7.86%              8.21%              8.84%             9.37%
                       6.00%                7.26%             8.57%              8.95%              9.64%            10.22%
                       6.50%                7.87%             9.29%              9.70%             10.45%            11.07%
                       7.00%                8.47%            10.00%             10.45%             11.25%            11.92%
                       7.50%                9.08%            10.72%             11.19%             12.06%            12.77%
                       8.00%                9.68%            11.43%             11.94%             12.86%            13.63%
                       8.50%               10.29%            12.15%             12.68%             13.66%            14.48%
                       9.00%               10.89%            12.86%             13.43%             14.47%            15.33%
                       9.50%               11.50%            13.58%             14.18%             15.27%            16.18%
                      10.00%               12.10%            14.29%             14.92%             16.07%            17.03%


Calculation of Total Return


        As summarized in the Prospectuses under the heading "PERFORMANCE INFORMATION," average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in that Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of Shares purchased by a hypothetical $1,000 investment in a Fund (less the maximum sales charge, if any) all additional Shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of Shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. A Fund, however, may also advertise aggregate total return in addition to average annual total return. Aggregate total return is a measure of the change in value of an investment in a Fund over the relevant period and is calculated similarly to average annual total return except that the result is not annualized.

         For the period from commencement of operations (October 7, 1996) through December 31, 1996, the aggregate total return for the Money Market Fund was 1.16%. For the period from commencement of operations (October 1, 1996) through December 31, 1996, the aggregate total return for the Pennsylvania Bond Fund, reflecting imposition of the maximum sales load, was -2.26%, and, excluding the maximum sales load, was 2.34%.


Distribution Rates

         The Pennsylvania Bond Fund may from time to time advertise current distribution rates which are calculated in accordance with the method disclosed in that Fund's Prospectus.

Performance Comparisons

         Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other institutions.

         From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Funds; (5) descriptions of investment strategies for the Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in a Fund. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of a Fund.

         Current yields or total return will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to that Fund. Fees imposed upon Customer accounts by the Adviser, its affiliates or its affiliated or correspondent banks for cash management services or other services will reduce a Fund's effective yield and total return to Customers.

Miscellaneous

         Individual Trustees are generally elected by the shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Group entitled to vote may cause the Trustees to call a special meeting. However, the Group has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Group entitled to vote. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

         The Group is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

         The following financial statements are unaudited and contain financial information regarding two other funds of the Group, The KeyPremier Established Growth Fund and The KeyPremier Intermediate Term Income Fund. No offer to sell the shares of these Funds is made hereby or by the Prospectuses.

THE SESSIONS GROUP
KEYPREMIER FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996
                                  (UNAUDITED)

                                                                                                           INTERMEDIATE
                                                        PRIME          PENNSYLVANIA      ESTABLISHED           TERM
                                                     MONEY MARKET       MUNICIPAL           GROWTH            INCOME
                                                         FUND              FUND              FUND              FUND
                                                    -------------      ------------      ------------      ------------
ASSETS:
Investments, at value (cost $102,898,736;
  $105,025,259; $101,950,409; and $181,480,352,
  respectively)...................................  $102,898,736      $106,411,146       $159,249,409      $180,941,609
Repurchase agreements.............................            --                --                 --                --
                                                    ------------      ------------       ------------      ------------
      Total Investments...........................   102,898,736       106,411,146        159,249,409       180,941,609
Cash..............................................     2,074,272                --                 --                --
Interest and dividends receivable.................            --         1,793,446            216,304         1,966,629
Income and other receivables......................            --               764                 --                --
Receivable from brokers for investments sold......            --           247,500                 --         7,441,875
Unamortized organization costs....................        20,589            22,020             17,839            21,079
Prepaid expenses and other assets.................         2,912             2,126              5,297             6,112
                                                    ------------      ------------       ------------      ------------
      Total Assets................................   104,996,509       108,477,002        159,488,849       190,377,304
                                                    ------------      ------------       ------------      ------------
LIABILITIES:
Dividends payable.................................       450,739           447,394            271,315           867,149
Accrued expenses and other payables:
    Administration fees...........................         3,985             4,149              6,103             7,207
    Custodian and accounting fees.................         3,269             3,891              2,722             2,880
    Legal and audit fees..........................         9,802             9,513              3,548             4,174
    Printing......................................         5,171             3,775                 --                --
    Transfer agent fees...........................         6,682             6,788              2,422             2,410
    Registration and filing fees..................         2,349               633                 --                --
    Other.........................................           427               397                105               150
                                                    ------------      ------------       ------------      ------------
      Total Liabilities...........................       482,424           476,540            286,215           883,970
                                                    ------------      ------------       ------------      ------------
NET ASSETS:
Capital...........................................   104,512,330       106,510,905        101,897,711       190,140,035
Distributed in excess of net investment income....            --              (278)                (1)               (2)
Net unrealized appreciation (depreciation) on
  investments.....................................            --         1,385,887         57,299,000          (538,743)
Accumulated undistributed net realized gains
  (losses) on investment transactions.............         1,755           103,948              5,924          (107,956)
                                                    ------------      ------------       ------------      ------------
    Net Assets....................................  $104,514,085      $108,000,462       $159,202,634      $189,493,334
                                                    ============      ============       ============      ============
Outstanding units of beneficial interest
  (shares)........................................   104,512,330        10,437,558         16,229,902        19,188,146
                                                     ===========      ============       ============      ============
Net asset value--redemption price per share          $      1.00       $     10.35       $       9.81      $       9.88
                                                     ===========      ============       ============      ============
Maximum Sales Charge..............................            --             4.50%              4.50%             4.50%
                                                     ===========      ============       ============      ============
Maximum Offering Price (100%/(100%-Maximum Sales
  Charge) of net asset value adjusted to nearest
  cent) per share.................................   $      1.00 (a)   $     10.84       $      10.27      $      10.35
                                                     ===========      ============       ============      ============

---------
(a) Offering price and redemption price are the same for the Prime Money Market Fund.

                       See notes to financial statements.

THE SESSIONS GROUP
KEYPREMIER FUNDS

                          STATEMENTS OF OPERATIONS(a)
                               DECEMBER 31, 1996
                                  (UNAUDITED)

                                                                                           INTERMEDIATE
                                               PRIME        PENNSYLVANIA    ESTABLISHED       TERM
                                            MONEY MARKET     MUNICIPAL        GROWTH         INCOME
                                                FUND            FUND           FUND           FUND
                                            ------------    ------------    -----------    -----------
INVESTMENT INCOME:
Interest income..........................    $1,257,381      $ 1,098,607    $        53    $   836,822
Dividend income..........................            --            4,799        303,359         67,269
                                             ----------       ----------     ----------    -----------
       Total Income......................     1,257,381        1,103,406        303,412        904,091
                                             ----------       ----------     ----------    -----------
EXPENSES:
Investment advisory fees.................        96,110          167,165         98,518         93,788
Administration fees......................        27,632           32,022         15,106         17,976
Custodian and accounting fees............         9,488           12,328          5,261          5,828
Legal and audit fees.....................        10,436           10,191          4,230          4,960
Organization costs.......................         2,230            1,914            150            180
Trustee fees and expenses................         1,114            1,053            480            540
Transfer agent fees......................         6,682            7,875          2,490          2,490
Registration and filing fees.............         2,868            1,023          1,260          1,260
Printing costs...........................         7,998            6,774          2,460          2,950
Other....................................         1,458            1,302            661            760
                                             ----------       ----------     ----------    -----------
Total Expenses...........................       166,016          241,647        130,616        130,732
          Less: Expenses voluntarily
            reduced......................       (96,110)        (167,165)       (98,518)       (93,788)
                                             ----------       ----------     ----------    -----------
Net Expenses.............................        69,906           74,482         32,098         36,944
                                             ----------       ----------     ----------    -----------
Net Investment Income....................     1,187,475        1,028,924        271,314        867,147
                                             ----------       ----------     ----------    -----------
REALIZED/UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Net realized gains (losses)
  investment transactions................         1,755          111,438          5,924       (107,956)
Change in unrealized appreciation
  (depreciation) on investments..........            --        1,385,887     57,299,000       (538,743)
                                             ----------       ----------     ----------    -----------
Net realized/unrealized gains (losses) on
  investments............................         1,755        1,497,325     57,304,924       (646,699)
                                             ----------       ----------     ----------    -----------
Change in net assets resulting from
  operations.............................    $1,189,230      $ 2,526,249    $57,576,238    $   220,448
                                             ==========       ==========     ==========    ===========

---------
(a) Commencement of the Funds began October 7, October 1, November 30, and November 30, respectively.

                       See notes to financial statements.

THE SESSIONS GROUP
KEYPREMIER FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                 PRIME        PENNSYLVANIA                    INTERMEDIATE
                                              MONEY MARKET     MUNICIPAL      ESTABLISHED         TERM
                                                  FUND            FUND           GROWTH       INCOME FUND
                                              ------------    ------------    ------------    ------------
                                               FOR PERIOD      FOR PERIOD      FOR PERIOD      FOR PERIOD
                                                 ENDED           ENDED           ENDED           ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                1996(a)         1996(a)         1996(a)         1996(a)
                                              ------------    ------------    ------------   -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income....................   $ 1,187,475     $  1,028,924    $   271,314     $   867,147
  Net realized gains (losses) on
    investments transactions...............         1,755          111,438          5,924        (107,956)
  Net change in unrealized appreciation
    (depreciation) on investments..........            --        1,385,887     57,299,000        (538,743)
                                              -----------     ------------   ------------    ------------
Change in net assets resulting from
  operations...............................     1,189,230        2,526,249     57,576,238         220,448
                                              -----------     ------------   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income...............    (1,187,475)      (1,028,924)      (271,314)       (867,147)
  In excess of net investment income.......            --             (278)            (1)             (2)
  From net realized gains on investments...            --           (7,490)            --              --
                                              -----------     ------------   ------------    ------------
Change in net assets from shareholder
  distributions............................    (1,187,475)      (1,036,692)      (271,315)       (867,149)
                                              -----------     ------------   ------------    ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued..............   179,091,701      115,331,885    103,428,704     192,848,494
  Dividends reinvested.....................            --               --             --              --
  Cost of shares redeemed..................   (74,579,371)      (8,820,980)    (1,530,993)     (2,708,459)
                                              -----------     ------------   ------------    ------------
Change in net assets from capital
  transactions.............................   104,512,330      106,510,905    101,897,711     190,140,035
                                              ------------    ------------   ------------    ------------
Change in net assets.......................   104,514,085      108,000,462    159,202,634     189,493,334
NET ASSETS:
  Beginning of period......................            --               --             --              --
                                              -----------     ------------   ------------    ------------
  End of period............................  $104,514,085     $108,000,462   $159,202,634    $189,493,334
                                             ============    =============   ============    ============
SHARE TRANSACTIONS:
  Issued...................................   179,091,701       11,289,561     16,384,743      19,460,390
  Reinvested...............................            --               --             --              --
  Redeemed.................................   (74,579,371)        (852,003)      (154,841)       (272,244)
                                              -----------     ------------   -------------   ------------
Change in shares...........................   104,512,330       10,437,558     16,229,902      19,188,146
                                              ===========     ============   ============    ============

---------
(a) Commencement of the Funds began October 7, October 1, November 30, and November 30, respectively.

                       See notes to financial statements.

THE SESSIONS GROUP
KEYPREMIER PRIME MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL              SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   -----------------------------  -------------
U.S. GOVERNMENT AGENCIES (90.8%):
Federal Home Loan Bank:
$ 5,000,000   5.36%, 1/3/97................  $   4,998,511
 50,000,000   5.46%, 1/3/97................     49,984,833
 Federal Home Loan Mortgage Corp.:
  5,000,000   5.37%, 1/2/97................      4,999,254
Federal National Mortgage Assoc.:
  5,000,000   5.44%, 1/6/97................      4,996,222
  5,000,000   5.32%, 1/14/97...............      4,990,395
  5,000,000   5.30%, 1/16/97...............      4,988,958
  5,000,000   5.30%, 1/17/97...............      4,988,222
U.S. GOVERNMENT AGENCIES, CONTINUED:
Federal National Mortgage Assoc.Continued:
$ 5,000,000   5.37%, 1/21/97...............  $   4,985,083
  5,000,000   5.37%, 1/22/97...............      4,984,338
  5,000,000   5.27%, 1/23/97...............      4,983,897
                                             -------------
    Total U.S. Government Agencies              94,899,713
U.S. TREASURY BILLS (7.7%):
  8,000,000   4.40%, 1/2/97................      7,999,023
                                             -------------
    Total(Cost--$102,898,736) (a)            $ 102,898,736
                                             =============

---------

Percentages indicated are based on net assets of $104,514,085.

(a) Cost for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

THE SESSIONS GROUP
KEYPREMIER PENNSYLVANIA MUNICIPAL BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

PRINCIPAL                                             SECURITY
  AMOUNT                                             DESCRIPTION                                            VALUE
----------    -----------------------------------------------------------------------------------------  ------------
MUNICIPAL BONDS (98.0%):
Pennsylvania (93.1%):
$1,330,000    Berks County, Pennsylvania Municipal Authority, 7.10%, 5/15/22, Callable 5/15/04 @ 100...  $  1,522,850
 1,000,000    Berks County, Pennsylvania Municipal Authority Hospital Revenues, 5.00%, 10/1/02.........     1,020,000
 1,000,000    Bethel Park, Pennsylvania School District, 5.40%, 8/1/00, Callable 8/1/99 @ 100..........     1,026,250
 1,000,000    Bethlehem, Pennsylvania Area School District, Series A, 6.50%, 9/1/00....................     1,071,250
 4,065,000    Bethlehem, Pennsylvania Water Authority, Series A, 6.30%, 11/15/15, Callable 11/15/02 @
                100....................................................................................     4,415,606
 1,000,000    Bucks County, Pennsylvania, Series A, 6.00%, 3/1/01......................................     1,058,750
 1,000,000    Bucks County, Pennsylvania Water & Sewer Authority, Series B, 6.50%, 12/1/02,
                Callable 12/1/02 @ 100.................................................................     1,097,500
 1,900,000    Central Dauphin, Pennsylvania School District, 6.00%, 6/1/01.............................     2,018,750
 1,875,000    Chester County, Pennsylvania, 5.60%, 12/15/08, Callable 12/15/03 @ 100...................     1,933,594
 1,000,000    Chester County, Pennsylvania, 5.05%, 11/1/08, Callable 11/1/06 @ 100.....................       996,250
 1,050,000    Chester County, Pennsylvania, 5.15%, 11/1/09, Callable 11/1/06 @ 100.....................     1,046,063
 1,250,000    Delaware County, Pennsylvania, 5.40%, 10/1/10, Callable 10/1/05 @ 100....................     1,256,250
   700,000    Delaware County, Pennsylvania Industrial Development Authority, Series A, 8.10%, 12/1/13,
                Callable 6/1/97 @ 103.5................................................................       732,067
 2,000,000    Geisinger, Pennsylvania Health Systems Authority, Series B, 7.38%, 7/1/02, Callable
                7/1/99 @ 102...........................................................................     2,150,000
 1,000,000    Hempfield, Pennsylvania School District, Lancaster County, 6.40%, 8/15/05,
                Callable 8/15/02 @ 100.................................................................     1,082,500
 3,500,000    Indiana County, Pennsylvania Industrial Development Authority, Series A, 6.00%, 6/1/06...     3,797,500
 5,250,000    Indiana County, Pennsylvania Industrial Development Authority, 5.35%, 11/1/10............     5,282,813
 1,000,000    Lewisburg, Pennsylvania Area School District, 4.85%, 3/15/09, Callable 3/15/06 @ 100.....       967,500
   500,000    Lycoming County, Pennsylvania Hospital Authority, Series B, 7.40%, 7/1/99................       536,875
 1,000,000    Montgomery County, Pennsylvania, Series B, 5.20%, 10/15/11, Callable 10/15/06 @ 100......       983,750
 2,155,000    Northampton County, Pennsylvania Higher Education Authority, 6.90%, 10/15/06,
                Callable 10/15/01 @ 102................................................................     2,381,275
 1,000,000    Northampton County, Pennsylvania Higher Education Authority, 6.00%, 9/1/01...............     1,055,000
 3,000,000    Pennsbury, Pennsylvania School District, 6.80%, 8/15/14, Callable 8/15/04 @ 100..........     3,390,000
 2,000,000    Pennsylvania Housing Finance Agency, 5.40%, 1/1/00.......................................     2,042,500
 3,325,000    Pennsylvania Infrastructure Investment Authority, 6.00%, 9/1/05..........................     3,603,469
 2,000,000    Pennsylvania Infrastructure Investment Authority, 6.00%, 9/1/03..........................     2,157,500
 4,425,000    Pennsylvania Intergovernmental Cooperation Authority, 7.00%, 6/15/14, Callable 6/15/05 @
                100....................................................................................     5,077,688
 3,500,000    Pennsylvania State, Series A, 6.70%, 1/1/02, Callable 1/1/01 @ 101.5.....................     3,823,750
 3,000,000    Pennsylvania State, 5.38%, 5/15/05.......................................................     3,071,250
 3,000,000    Pennsylvania State, 5.30%, 5/1/06, Callable 5/1/04 @ 101.5...............................     3,108,750
 1,375,000    Pennsylvania State Higher Education Assistance Agency, Series A, 6.80%, 12/1/00..........     1,469,531
   375,000    Pennsylvania State Higher Education Facilities Authority, Series A, 6.88%, 7/1/99........       398,437
 2,000,000    Pennsylvania State Higher Education Facilities Authority, Series A, 5.90%, 8/15/00.......     2,102,500
   750,000    Pennsylvania State Higher Education Facilities Authority, Series A, 6.40%, 1/1/02,
                Callable 1/1/97 @100...................................................................       750,000
 1,000,000    Pennsylvania State Higher Education Facilities Authority, 7.00%, 5/1/02, Callable 5/1/00
                @ 100..................................................................................     1,085,000
 5,000,000    Pennsylvania State Higher Education Facilities Authority, Series A, 5.35%, 1/1/08,
                Callable 1/1/06 @ 101..................................................................     5,068,750
 1,750,000    Pennsylvania State Higher Education Facilities Authority, Series D, 7.15%, 6/15/15,
                Callable 6/15/00 @ 100.................................................................     1,905,312

                                   Continued

THE SESSIONS GROUP
KEYPREMIER PENNSYLVANIA MUNICIPAL BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

PRINCIPAL                                             SECURITY
  AMOUNT                                             DESCRIPTION                                            VALUE
----------    -----------------------------------------------------------------------------------------  ------------
MUNICIPAL BONDS, CONTINUED:
$1,500,000    Pennsylvania State Industrial Development Authority, 5.00%, 7/1/00.......................  $  1,531,875
 1,000,000    Pennsylvania State Turnpike, Series J, 6.40%, 12/1/00....................................     1,072,500
 1,000,000    Pennsylvania State Turnpike, Series P, 5.20%, 12/1/00....................................     1,027,500
 1,000,000    Philadelphia, Pennsylvania Gas Works, 5.50%, 7/1/04......................................     1,045,000
 1,000,000    Philadelphia, Pennsylvania Water & Wastewater, 6.25%, 8/1/02.............................     1,085,000
 5,250,000    Philadelphia, Pennsylvania Water & Wastewater, 6.25%, 8/1/08.............................     5,775,000
 1,000,000    Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority, Series A,
                6.50%, 2/15/21, Callable 2/15/02 @ 102.................................................     1,101,250
 1,000,000    Pittsburgh, Pennsylvania Water & Sewer Authority, Series A, 6.00%, 9/1/16,
                Callable 9/1/01 @ 100..................................................................     1,062,500
 1,700,000    Sayre, Pennsylvania Health Care Facilities Authority, Series A, 6.60%, 3/1/01............     1,833,875
 2,200,000    Union County, Pennsylvania Higher Education Facilities Financing Authority, 5.75%,
                4/1/00.................................................................................     2,304,500
 1,000,000    West Shore, Pennsylvania School District, 6.40%, 9/1/01, Callable 9/1/98 @ 100...........     1,031,250
 3,000,000    Westmoreland County, Pennsylvania, 6.70%, 8/1/09, Callable 8/1/01 @ 100..................     3,270,000
 1,850,000    York County, Pennsylvania Industrial Development Authority, 6.25%, 7/1/02................     1,981,812
                                                                                                         ------------
                                                                                                          100,608,892
                                                                                                         ------------
Puerto Rico (4.9%):
 5,000,000    Puerto Rico Public Building Authority, Series M, 5.70%, 7/1/09...........................     5,262,500
                                                                                                         ------------
                                                                                                            5,262,500
                                                                                                         ------------
Total Municipal Bonds                                                                                     105,871,392
                                                                                                         ------------
VARIABLE RATE BANK ACCOUNT (0.5%):
   539,754    Bank Of New York.........................................................................       539,754
                                                                                                         ------------
Total Variable Rate Bank Account                                                                              539,754
                                                                                                         ------------
Total (Cost--$105,025,259)                                                                               $106,411,146
                                                                                                         ============

---------

Percentages indicated are based on net assets of $108,000,462.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation..........................  $1,764,899
        Unrealized depreciation..........................    (379,012)
                                                           ----------
        Net unrealized appreciation......................  $1,385,887
                                                            =========

                       See notes to financial statements.

THE SESSIONS GROUP
KEYPREMIER FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

1.   ORGANIZATION:

     The Sessions Group (the "Group") was organized on April 25, 1988 as an Ohio business trust, and is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as an open-end management investment company. The Group is authorized to issue an unlimited number of shares which are units of beneficial interest, without par value. The Group offers shares of a number of different series or portfolios, including the following series for which Martindale Andres & Company, Inc. serves as investment adviser: shares of the KeyPremier Prime Money Market Fund, KeyPremier Pennsylvania Municipal Bond Fund, KeyPremier Established Growth, KeyPremier Intermediate Term Income Fund, (individually, a "Fund" and collectively, the "Funds").

     The investment objective of the Prime Money Market Fund is to seek current income with liquidity and stability of principal.The investment objectives of the Pennsylvania Municipal Bond Fund are to seek income which is exempt from federal income tax and Pennsylvania state income tax, although such income may be subject to the federal alternative minimum tax when received by certain shareholders, and preservation of capital. The investment objectives for the Established Growth Fund are growth of capital with some current income as a secondary objective. The investment objective of the Intermediate Term Income Fund are current income with long-term growth of capital as a secondary objective.

     Shares of the Funds may be sold to customers by the Group's distributor, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Distributor") and its affiliates, to all accounts of correspondent banks of Keystone Financial, Inc. and to the general public. Martindale Andres & Company, Inc. serves as investment adviser to the Funds.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Group in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION:

     Investments of the Prime Money Market Fund are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest, approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Fund may not a) purchase any instrument with a remaining maturity greater than 397 calendar days unless such investment is subject to a demand feature, or b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

                                   Continued

THE SESSIONS GROUP
KEYPREMIER FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                DECEMBER 31,1996
                                  (UNAUDITED)

     Investments in common and preferred stocks, corporate bonds, commercial paper, municipal securities and U.S. Government securities of the Pennsylvania Municipal Bond Fund, Established Growth Fund and the Intermediate Term Income Fund, (collectively, "the variable net asset value funds"), are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange or NASDAQ National Market) in which such securities are normally traded. Investments in investment companies are valued at their net asset values as reported by such companies. Other securities for which quotations are not readily available are valued at their fair value under procedures established by the Group's Board of Trustees. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

     SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     REPURCHASE AGREEMENTS:

     The Funds may acquire repurchase agreements from financial institutions such as banks and broker dealers which Martindale Andres & Company, Inc. deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS:

     The Funds may borrow for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker--dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it places in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure such equivalent value is maintained at all times. Reverse repurchase agreements are considered to be borrowing by the Funds under the 1940 Act.

                                   Continued

THE SESSIONS GROUP
KEYPREMIER FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                DECEMBER 31,1996
                                  (UNAUDITED)

     DIVIDENDS TO SHAREHOLDERS:

     Dividends from net investment income are declared daily and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Prime Money Market Fund. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed annually for the Pennsylvania Municipal Bond Fund and the Intermediate Term Income Fund. Dividends from net investment income are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed annually for the Established Growth Fund.

     Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, expiring capital loss carry forwards, and deferral of certain losses.

     FEDERAL INCOME TAXES:

     It is the policy of each of the Funds to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     ORGANIZATION COSTS:

     All expenses in connection with each Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by each Fund. Such expenses are amortized over a period of five years commencing with the date of the initial public offering.

3.   PURCHASES AND SALES OF PORTFOLIO SECURITIES:

     Purchases and sales of portfolio securities (excluding short-term securities) for the variable net asset value funds for the period ended December 31, 1996, are as follows (commencement of operations of such funds was October 1, November 30 and November 30, respectively):

                                                                      PURCHASES        SALES
                                                                     ------------   -----------
     PA Municipal Bond Fund........................................  $ 36,348,637   $31,711,442
     Established Growth Fund.......................................  $  3,272,009   $   137,326
     Intermediate Income Fund......................................  $253,869,567   $81,969,997

                                   Continued

THE SESSIONS GROUP
KEYPREMIER FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                DECEMBER 31,1996
                                  (UNAUDITED)

4.   RELATED PARTY TRANSACTIONS:

     Investment advisory services are provided to the Funds by Martindale Andres & Company, Inc. Under the terms of the investment advisory agreement, Martindale Andres & Company, Inc. is entitled to receive fees based on a percentage of the average net assets of each Fund. Martindale Andres & Company, Inc. has agreed that if the aggregate expenses of the Funds, as defined, for any fiscal year exceed limitations of any state having jurisdiction over the Funds, Martindale Andres & Company, Inc. will refund to the Funds, or otherwise bear, such excess. Such limitation did not affect the calculation of the investment advisory fees during the period ended December 31, 1996.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, and BISYS Fund Services, Inc. ("BISYS Services") are subsidiaries of The BISYS Group, Inc.

     BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator and distributor. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS's fees are computed daily as a percentage of the average net assets of each Fund. BISYS Services serves the Funds as transfer agent and mutual fund accountant.

     The Group has adopted an Administrative Services Plan, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, which may include Martindale Andres & Company, Inc., its correspondent and affiliated banks and BISYS, for providing ministerial, record keeping and/or administrative support services to their customers who are the beneficial or record owners of a Fund. The compensation which may be paid under the Administrative Services Plan is a fee computed daily at an annual rate of up to 0.115% of the average daily net asset value of a Fund. The Group has not implemented such plan as of December 31, 1996.

     BISYS is also entitled to receive commissions on sales of shares of the variable net asset value funds. For the period ended December 31, 1996, BISYS received no commissions on sales of shares of the variable net asset value funds.

     Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

                                   Continued

THE SESSIONS GROUP
KEYPREMIER FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                DECEMBER 31,1996
                                  (UNAUDITED)

     Information regarding these transactions is as follows for the period ended December 31, 1996:

                                                 PRIME     PENNSYLVANIA                   INTERMEDIATE
                                                 MONEY         MUNI        ESTABLISHED        TERM
                                                MARKET         BOND          GROWTH          INCOME
                                                 FUND          FUND           FUND            FUND
                                                -------    ------------    -----------    ------------
     INVESTMENT ADVISORY FEES:
     Annual fee before voluntary fee
       reductions (percentage of average net
       assets)...............................       .40%          .60%           .75%            .60%
     Voluntary fee reductions................   $96,110      $167,165        $98,518        $ 93,788
     ADMINISTRATION FEES:
     Annual fee before voluntary fee
       reductions (percentage of average net
       assets)...............................      .115%         .115%          .115%           .115%
     Voluntary fee reductions................        --            --             --              --
     FUND ACCOUNTANT FEES....................   $ 7,208      $  8,353        $ 3,940        $  4,680
     TRANSFER AGENT FEES.....................   $ 6,682      $  7,875        $ 2,490        $  2,490

5.   ACQUISITION OF COMMON COLLECTIVE TRUST FUNDS

     On October 1, 1996, November 30, 1996, and November 30, 1996, respectively, the Pennsylvania Municipal Bond, Established Growth, and Intermediate Term Income Funds acquired all of the assets of various common and collective trust funds maintained by affiliates of Keystone Financial, Inc. The following is a summary of shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the dates acquired:

                                                                                     INTERMEDIATE
                                                   PENNSYLVANIA     ESTABLISHED          TERM
                                                       MUNI            GROWTH           INCOME
                                                       FUND             FUND             FUND
                                                   ------------     ------------     ------------
Shares.........................................      10,282,956       16,173,916       18,918,934
Net Assets.....................................    $104,988,989     $161,739,160     $189,189,347
Net Asset Value................................    $      10.21     $      10.00     $      10.00
Unrealized Appreciation (Depreciation).........    $    398,186     $ 56,299,092     $ (1,493,470)

THE SESSIONS GROUP
KEYPREMIER FUNDS

                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

                                               PRIME        PENNSYLVANIA    ESTABLISHED      INTERMEDIATE
                                            MONEY MARKET     MUNICIPAL         GROWTH            TERM
                                                FUND            FUND            FUND         INCOME FUND
                                            ------------    ------------    ------------     ------------
                                             FOR PERIOD      FOR PERIOD      FOR PERIOD       FOR PERIOD
                                               ENDED           ENDED           ENDED            ENDED
                                            DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                              1996(a)         1996(a)         1996(a)          1996(a)
                                            ------------    ------------    ------------     ------------
Net Asset Value, Beginning of Period.....     $   1.00        $  10.21        $  10.00         $  10.00
                                            ------------    ------------    ------------     ------------
Investment Activities
  Net investment income..................        0.004            0.04            0.02             0.05
  Net realized and unrealized gains
    (losses) on investments..............           --            0.14           (0.19)           (0.12)
                                            ------------    ------------    ------------     ------------
      Total from Investment Activities...        0.004            0.18           (0.17)           (0.07)
                                            ------------    ------------    ------------     ------------
Distributions
  Net investment income..................       (0.004)          (0.04)          (0.02)           (0.05)
  Net realized gains.....................           --              --              --               --
                                            ------------    ------------    ------------     ------------
      Total Distributions................       (0.004)          (0.04)          (0.02)           (0.05)
                                            ------------    ------------    ------------     ------------
Net Asset Value, End of Period...........     $   1.00        $  10.35        $   9.81         $   9.88
                                            =============== ============    ==============   ==============
Total Return (excludes sales charge).....         1.16%(b)        2.34%(b)       11.75%(b)(d)     -0.75%(b)
Ratios/Supplemental Data:
Net Assets, at end of period (000).......     $104,514        $108,000        $159,203         $189,493
Ratio of expenses to average net
  assets.................................         0.29%(c)        0.27%(c)        0.24%(c)         0.24%(c)
Ratio of net investment income to average
  net assets.............................         4.94%(c)        1.26%(c)        2.07%(c)         5.55%(c)
Ratio of expenses to average net
  assets*................................         1.19%(c)        1.04%(c)        0.94%(c)         1.49%(c)
Ratio of net investment income to average
  net assets*............................         4.04%(c)        0.49%(c)        1.37%(c)         4.30%(c)
Portfolio Turnover.......................           --              30%             --               49%

---------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of the Funds began October 7, October 1, November 30, and November 30, respectively.

(b) Not annualized

(c) Annualized

(d) The quoted return of the Portfolio includes performance of certain collective trust portfolio ("Commingled") accounts for the period from January 31, 1995 to the Mutual Funds commencement of operations on November 30, 1996 as adjusted to reflect the expenses associated with the Portfolio.

                       See notes to financial statements.

                                    APPENDIX

         Commercial Paper Ratings. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debt considered short term in the relevant market. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Commercial paper rated A-2 by S&P indicates that capacity for timely payment on issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         Moody's Investors Service, Inc.'s ("Moody's") commercial paper rating are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Commercial paper rated F-1+ by Fitch Investors Service ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated F-1 by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., F-1+. Commercial paper rated F-2 by Fitch is regarded as having a satisfactory degree of assurance of timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         The description of the two highest short-term debt ratings by Duff & Phelps, Inc. ("Duff") (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category) are as follows. Duff 1+ is regarded as having the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 is regarded as having a very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- is regarded as having a high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are minor. Duff 2 is regarded as having a good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Commercial paper rated A1 by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA") is regarded by IBCA as obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned. Obligations rated A2 are supported by a good capacity for timely repayment.

         The following summarizes the description of the two highest short-term ratings of Thomson BankWatch, Inc. ("Thomson"). TBW-1 is the highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category indicating that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

         Corporate Debt Ratings. A S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         The following summarizes the four highest ratings used by Moody's for corporate debt. Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated Baa by Moody's are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa through Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         The following summarizes the four highest long-term debt ratings by Duff. Debt rated AAA has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA has a high credit quality and protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated A has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Debt rated BBB has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles.

         To provide more detailed indications of credit quality, the ratings AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

         The following summarizes the four highest long-term debt ratings by Fitch (except for AAA ratings, plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+." Bonds rated as A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment grade is higher than for bonds with higher ratings.

         The following summarizes IBCA's four highest long-term debt ratings. Obligations rated AAA are those for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA are those for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly. Obligations rated A are those for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations rated BBB are those for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

         The following summarizes Thomson's description of its four highest long-term debt ratings (Thomson may include a plus (+) or minus (-) designation to indicate where within the respective category the issue is placed). AAA is the highest category and indicates that the ability to repay principal and interest on a timely basis is very high. AA is the second highest category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. A is the third highest category and indicates the ability to repay principal and interest is strong.

Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


Municipal Obligations Ratings

         The following summarizes the three highest ratings used by Moody's for state and municipal short-term obligations. Obligations bearing MIG-1 or VMIG-1 designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2 or VMIG-2 denote high quality with ample margins of protection although not so large as in the preceding rating group. Obligations bearing MIG-3 or VMIG-3 denote favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         S&P SP-1, SP-2, and SP-3 municipal note ratings (the three highest ratings assigned) are described as follows:

                  "SP-1": Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

                  "SP-2": Satisfactory capacity to pay principal and interest.

                  "SP-3": Speculative capacity to pay principal and interest.

         The following summarizes the six highest ratings used by Moody's for state and municipal bonds:

                  "Aaa": Bonds judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa": Bonds judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  "A": Bonds which possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa": Bonds which are considered as medium grade obligations, i.e, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba": Bonds which are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  "B": Bonds which generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         The following summarizes the six highest ratings used by S&P for state and municipal bonds:

                  "AAA": Debt which has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                  "AA": Debt which has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

                  "A": Debt which has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. It differs from the two higher ratings because:

                           General Obligations Bonds -- There is some weakness
                  in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

                           Revenue Bonds -- Debt service coverage is good, but
                  not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

                  "BBB": Of the investment grade, this is the lowest.

                           General Obligation Bonds -- Under certain adverse
                  conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between "A" and "BBB" rating is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

                           Revenue Bonds -- Debt coverage is only fair.
                  Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

                  "BB" and "B": Debt which is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation of the two. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  "BB": Debt which has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

                  "B": Debt which has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         The following summarizes the six highest ratings used by Fitch for state and municipal bonds. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                  "AAA": Bonds which are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                  "AA": Bonds which are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                  "A": Bonds which are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  "BBB": Bonds which are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                  "BB": Bonds which are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                  "B": Bonds which are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                  "F-1+": Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  "F-1": Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degrees than issues rated F-1+.

                  "F-2": Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.


Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations of the U.S. Government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         1st Source Monogram U.S. Treasury Obligations Money Market Fund

                   1st Source Monogram Diversified Equity Fund

                     1st Source Monogram Income Equity Fund

                     1st Source Monogram Special Equity Fund

                         1st Source Monogram Income Fund

               1st Source Monogram Intermediate Tax-Free Bond Fund

                         Each an Investment Portfolio of

                               THE SESSIONS GROUP



                       Statement of Additional Information



                                  April 1, 1997





         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus (the "Prospectus") of 1st Source Monogram U.S. Treasury Obligations Money Market Fund (the "Money Market Fund"), 1st Source Monogram Diversified Equity Fund (the "Diversified Equity Fund"), 1st Source Monogram Income Equity Fund (the "Income Equity Fund"), 1st Source Monogram Special Equity Fund (the "Special Equity Fund"), 1st Source Monogram Income Fund (the "Income Fund"), and 1st Source Monogram Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Fund") (the Money Market Fund, the Diversified Equity Fund, the Income Equity Fund, the Special Equity Fund, the Income Fund and the Intermediate Tax-Free Fund are hereinafter collectively referred to as the "Funds" and individually as a "Fund"), dated the date hereof. The Funds are six funds of The Sessions Group (the "Group"). This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Group at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 766-8938.

                                TABLE OF CONTENTS

                                                                                     Page
                                                                                     ----
THE SESSIONS GROUP................................................................... B-1

INVESTMENT OBJECTIVES AND POLICIES................................................... B-1
         Additional Information on Portfolio Instruments............................. B-1
         Investment Restrictions.....................................................B-12
         Portfolio Turnover..........................................................B-13

NET ASSET VALUE......................................................................B-14
         Valuation of the Money Market Fund..........................................B-14
         Valuation of the Other Funds................................................B-15

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.......................................B-15

MANAGEMENT OF THE GROUP..............................................................B-16
         Trustees and Officers.......................................................B-16
         Investment Adviser..........................................................B-19
         Portfolio Transactions......................................................B-22
         Glass-Steagall Act..........................................................B-24
         Administrator...............................................................B-25
         Distributor.................................................................B-27
         Administrative Services Plan................................................B-28
         Custodian...................................................................B-29
         Transfer Agency and Fund Accounting Services................................B-29
         Auditors ...................................................................B-30
         Legal Counsel...............................................................B-30

         ADDITIONAL INFORMATION......................................................B-30
         Description of Shares.......................................................B-30
         Vote of a Majority of the Outstanding Shares................................B-32
         Additional Tax Information..................................................B-33
         Seven-Day Yield of the Money Market Fund....................................B-37
         Yields of the Other Funds...................................................B-38
         Calculation of Total Return.................................................B-39
         Distribution Rates..........................................................B-40
         Performance Comparisons.....................................................B-40
         Miscellaneous...............................................................B-41

FINANCIAL STATEMENTS.................................................................B-43

APPENDIX ............................................................................A-1

                       STATEMENT OF ADDITIONAL INFORMATION


                               THE SESSIONS GROUP


         The Sessions Group (the "Group") is an open-end management investment company which currently offers 17 separate investment portfolios. This Statement of Additional Information deals with six of such portfolios, 1st Source Monogram U.S. Treasury Obligations Money Market Fund (the "Money Market Fund"), 1st Source Monogram Diversified Equity Fund (the "Diversified Equity Fund"), 1st Source Monogram Income Equity Fund (the "Income Equity Fund"), 1st Source Monogram Special Equity Fund (the "Special Equity Fund"), 1st Source Monogram Income Fund (the "Income Fund") and 1st Source Monogram Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Fund"), each a diversified portfolio of the Group (the Money Market Fund, the Diversified Equity Fund, the Income Equity Fund, the Special Equity Fund, the Income Fund and the Intermediate Tax-Free Fund are hereinafter collectively referred to as the "Funds" and individually as a "Fund").


         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of a Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments

         The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectus.

         Bank Obligations. Each of the Funds, other than the Money Market Fund, may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Funds, other than the Money Market Fund, will purchase commercial paper consisting of issues rated at the time of purchase by one or more appropriate nationally recognized statistical rating organizations ("NRSRO") (e.g., Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations. The Funds may also invest in commercial paper that is not rated but that is determined by the Adviser or the applicable Sub-Adviser, as the case may be, to be of comparable quality to instruments that are so rated by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of the NRSROs, see the Appendix.


         Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Income Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns), must satisfy, for purchase by the Income Fund, the same criteria as set forth above for commercial paper for such Fund. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.


         Foreign Investment. Investments in securities issued by foreign issuers, including ADRs, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S.

securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. A Fund will acquire such securities only when the Adviser or the applicable Sub-Adviser, as the case may be, believes the risks associated with such investments are minimal.

         U.S. Government Obligations. Each Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         Exempt Securities. As stated in the Prospectus, the assets of the Intermediate Tax-Free Fund will be primarily invested in Exempt Securities. Under normal market conditions, at least 80% of the net assets of the Intermediate Tax-Free Fund will be invested in Exempt Securities.

         Exempt Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.

         Among other types of Exempt Securities, the Intermediate Tax-Free Fund may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Intermediate Tax-Free Fund may invest in other types of tax-exempt instruments, such as municipal bonds and pollution control bonds.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         As described in the Prospectus, the two principal classifications of Exempt Securities consist of "general obligation" and "revenue" issues. The Intermediate Tax-Free Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Exempt Securities, both within a particular classification and between classifications, and the yields on Exempt Securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of Exempt Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Exempt Securities with the same maturity, interest rate and rating may have different yields, while Exempt Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of Exempt Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Adviser will consider such an event in determining whether the Intermediate Tax-Free Fund should continue to hold the obligation.

         An issuer's obligations under its Exempt Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Exempt Securities may be materially adversely affected by litigation or other conditions.

         Variable and Floating Rate Notes. The Income and the Intermediate Tax-Free Funds may each acquire variable and floating rate notes, subject to such Fund's investment objectives, policies and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by such Funds will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under that particular Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that there exists no readily available market for such note and a Fund is not entitled to receive the principal amount of a note within seven days, such a note will be treated as an illiquid security for purposes of calculation of such Fund's limitation on investments in illiquid securities, as set forth in the respective Fund's investment restrictions. Variable or floating rate notes may be secured by bank letters of credit.

         Restricted Securities. Securities in which the Diversified Equity, Income Equity, Special Equity and Income Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), such as securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Group, the Adviser has determined such securities to be liquid because such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. Each such Funds will each limit its investment in Section 4(2) securities to not more than 10% of its net assets.


         Options Trading. Each of the Diversified Equity Fund, the Income Equity Fund, the Special Equity Fund and the Income Fund may purchase and write (sell) put and call options. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Put and call options purchased by such Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         When a Fund writes a call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between bid and asked price. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         Each such Fund may also purchase or sell (write) index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.


         Puts. The Intermediate Tax-Free Fund may also acquire "puts" with respect to Exempt Securities held in its portfolio. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Intermediate Tax-Free Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to the Intermediate Tax-Free Fund upon its exercise of a "put" is normally (i) the Intermediate Tax-Free

Fund's acquisition cost of the Exempt Securities (excluding any accrued interest which the Intermediate Tax-Free Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Intermediate Tax-Free Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by the Intermediate Tax-Free Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Intermediate Tax-Free Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities.

         The Intermediate Tax-Free Fund expects that it will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Intermediate Tax-Free Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         The Intermediate Tax-Free Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

         Future Contracts. As discussed in the Prospectus, each of the Funds, other than the Money Market Fund, may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, to cover its performance under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         Regulatory Restrictions. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, a Fund will maintain in a segregated account cash or liquid high-grade securities equal to the value of such contracts.


         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase.


         When-Issued Securities. As discussed in the Prospectus, the Income Fund and the Intermediate Tax-Free Fund may each purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When such Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, such Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, neither the Income Fund's nor the Intermediate Tax-Free Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will exceed 25% of the value of its total assets.

         When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Income Fund and the Intermediate Tax-Free Fund will each engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with that Fund's investment objectives and policies and not for investment leverage.


         Mortgage-Related Securities. The Income Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or issued by nongovernmental entities.


         Mortgage-related securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Income Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Income Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Income Fund will receive when these amounts are reinvested.


         The Income Fund may also invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Mortgage-related securities will be purchased only if rated in the three highest bond rating categories assigned by one or more appropriate NRSROs, or, if unrated, which the Adviser deems to be of comparable quality.


         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Repurchase Agreements. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from banks and registered broker-dealers which the Adviser or the applicable Sub-Adviser, as the case may be, deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by the Adviser. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by that Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


         Reverse Repurchase Agreements. As discussed in the Prospectus, each of the Funds may borrow funds by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         Securities of Other Investment Companies. Each Fund may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations. Investment companies in which the Funds may investment may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by such Fund and, therefore, will be borne directly by shareholders.

Investment Restrictions

         Each Fund's investment objective is a non-fundamental policy and may be changed without a vote of the holders of a majority of such Fund's outstanding Shares. In addition to the fundamental investment policies listed in the Prospectus, the following investment restrictions may be changed with respect to a particular Fund only by a vote of the majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares").

         In addition to the investment restrictions set forth in the Prospectus, each of the Funds may not:

         1. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

         2. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

         3. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

         4. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.

         The following additional investment restrictions may be changed without the vote of a majority of the outstanding Shares of a Fund. Each Fund may not:

         1. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

         2. Engage in any short sales;

         3. Purchase or retain the securities of an issuer if the officers or trustees of the Group, or the officers or directors of the Adviser, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; and

         4. Mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets.

         If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in such Fund which are not readily marketable to exceed the limit set forth in such Fund's Prospectus for its investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, such Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.



Portfolio Turnover

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.


         Because the Money Market Fund intends to invest entirely in securities with maturities of less than one year and because the Commission requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover with respect to the Money Market Fund is expected to be zero percent for regulatory purposes. The portfolio turnover rates for each of the Diversified Equity Fund, the Income Equity Fund, the Special Equity Fund, the Income Fund and the Intermediate Tax-Free Fund for the current fiscal year ending June 30, 1997, are estimated to be less than 100%, 70%, 150%, 80% and 30%, respectively. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in additional tax consequences to a Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.


                                 NET ASSET VALUE

         As indicated in the Prospectus, the net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Time or Times (in the case of the Money Market Fund) on each Business Day of that Fund. A "Business Day" of a Fund is a day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no Shares of that Fund are tendered for redemption and no order to purchase any Shares of that Fund is received) during which there is sufficient trading in portfolio instruments that such Fund's net asset value per share might be materially affected. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Valuation of the Money Market Fund

         The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to the Money Market Fund's objective of maintaining a stable net asset value per share, provided that the Money Market Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Group's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Money Market Fund, to stabilize the net asset value per share of the Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Money Market Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of the Money Market Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

Valuation of the Other Funds

         Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Group. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of each of the Funds are sold on a continuous basis by BISYS, and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at the Adviser or the Adviser's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser or the Entities.

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or
(d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

                             MANAGEMENT OF THE GROUP

Trustees and Officers


         Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.


         The names of the Trustees and officers of the Group, their addresses, and principal occupations during the past five years are as follows:


                              Position(s) Held         Principal Occupation
Name and Address              With the Group           During Past 5 Years
----------------              ----------------         --------------------
Walter B. Grimm*              Chairman,                From June, 1992 to present,
3435 Stelzer Road             President and            employee of BISYS Fund
Columbus, Ohio  43219         Trustee                  Services Limited Partnership
Age:  51                                               (formerly The Winsbury
                                                       Company); from July, 1981
                                                       to June, 1992, President of
                                                       Leigh Investments Consulting
                                                       (investment firm).

Nancy E. Converse*            Trustee and              Since June, 1990, employee of
3435 Stelzer Road             Assistant                BISYS Fund Services Limited
Columbus, Ohio 43219          Secretary                Partnership (formerly, The
Age:  47                                               Winsbury Company) or BISYS
                                                       Fund Services Ohio, Inc.
                                                       (formerly The Winsbury
                                                       Service Corporation).


Maurice G. Stark              Trustee                  Consultant; from 1979 to
7662 Cloister Drive                                    December, 1994, Vice
Columbus, Ohio 43235                                   President-Finance and Chief
Age:  61                                               Financial Officer, Battelle

                                                       Memorial Institute (scientific
                                                       research and development
                                                       service corporation).

James H. Woodward, Ph.D.      Trustee                  Since July 1991, Chancellor
The University of North                                of The University of North
Carolina at Charlotte                                  Carolina at Charlotte.
Charlotte, NC  28223
Age:  56

Chalmers P. Wylie             Trustee                  From April, 1993 to present,
754 Stonewood Court                                    of Counsel with Emens,
Columbus, Ohio 43235                                   Kegler, Brown, Hill & Ritter
Age:  75                                               (law firm); from January,
                                                       1993 to present, Adjunct
                                                       Professor at The Ohio State
                                                       University; from January, 1967
                                                       to January, 1993, Member of
                                                       the United States House of
                                                       Representatives for the 15th District.



J. David Huber                Vice President           Since January, 1996,
3435 Stelzer Road                                      President of BISYS Fund
Columbus, Ohio 43219                                   Services Division of BISYS
Age:  50                                               Fund Services Limited
                                                       Partnership; from June,
                                                       1987 to December, 1995,
                                                       employee of BISYS Fund
                                                       Services Limited Partnership
                                                       (formerly The Winsbury
                                                       Company); from September,
                                                       1988 to present, Vice
                                                       President of BISYS Fund
                                                       Services Ohio, Inc.
                                                       (formerly The Winsbury
                                                       Service Corporation).

William J. Tomko              Vice President           From April, 1987 to present,
3435 Stelzer Road                                      employee of BISYS Fund
Columbus, Ohio 43219                                   Services Limited Partnership
Age:  37                                               (formerly The Winsbury
                                                       Company).


Stephen G. Mintos             Treasurer                From January, 1987 to
3435 Stelzer Road                                      present, employee of BISYS
Columbus, Ohio 43219                                   Fund Services Limited
Age:  42                                               Partnership (formerly The
                                                       Winsbury Company).


George L. Stevens             Secretary                From September, 1996 to
3435 Stelzer Road                                      present, employee of
Columbus, Ohio 43219                                   BISYS Fund Services Limited
Age:  45                                               Partnership; from September,
                                                       1995 to August, 1996,
                                                       consultant on bank investment
                                                       products and activities; from
                                                       June 1980, to September, 1995,
                                                       employee of AmSouth Bank.


Alaina V. Metz                Assistant                From June, 1995 to present,
3435 Stelzer Road             Secretary                employee of BISYS Fund
Columbus, Ohio 43219                                   Services Limited Partnership;
Age:  28                                               prior to June 1995,
                                                       Supervisor at Alliance
                                                       Capital Management, L.P.
                                                       (investment management firm).




-------------------

         *Mr. Grimm and Ms. Converse are each considered to be an "interested person" of the Group as defined in the 1940 Act.

         As of the date of this Statement of Additional Information, the Group's officers and trustees, as a group, own less than 1% of any Fund's Shares.


         No officer or employee of BISYS or BISYS Fund Services, Inc. receives any compensation from the Group for acting as trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS receives fees from the Funds for acting as Administrator and pursuant to the Distribution and Shareholder Service Plan described below, and may receive fees pursuant to the Administrative Services Plan described below. BISYS Fund Services, Inc. receives fees from the Funds for acting as transfer agent and for providing certain fund accounting services. Ms. Converse and Ms. Metz and Messrs. Grimm, Huber, Mintos, Tomko and Stevens are employees of BISYS.

         The following table sets forth information regarding all compensation paid by the Group to its Trustees for their services as trustees during the fiscal year ended June 30, 1996. The Group has no pension or retirement plans.

                               COMPENSATION TABLE

                             Aggregate         Total Compensation
Name and Position            Compensation      From the Group
With the Group               From the Group    and the Fund Complex*
-----------------            --------------    ---------------------
Walter B. Grimm              $0                $0
Trustee

Nancy E. Converse            $0                $0
Trustee

Maurice G. Stark             $7,772.17         $7,772.17
Trustee

Michael M. VanBuskirk(1)     $7,772.17         $7,772.17
Trustee

James H. Woodward, Ph.D.     $0                $0
Trustee

Chalmers P. Wylie            $7,772.17         $7,772.17
Trustee


---------------
         *For purposes of this Table, Fund Complex means one or more mutual funds, including the Funds, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.

         1 Mr. VanBuskirk resigned his position as trustee of the Group effective May 3, 1996.


         Ms. Converse and Dr. Woodward were elected trustees of the Group on June 28, 1996.

Investment Adviser

         Investment advisory and management services are provided to the Funds of the Group by 1st Source Bank (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of August 20, 1996. Under the terms of the Investment Advisory Agreement, the Adviser has agreed to provide, either directly or through one or more subadvisers, investment advisory services as described in the Prospectus of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a fee, computed daily and paid monthly, at the following annual rates:
(1) for the Money Market Fund, thirty-five one-hundredths of one percent (0.35%) of such Fund's average daily net assets; (2) for the Diversified Equity Fund, one hundred ten one-hundredths of one percent (1.10%) of such Fund's average daily net assets; (3) for both the Income Equity Fund and the Special Equity Fund, eighty one-hundredths of one percent (0.80%) of such Fund's average daily net assets; and (4) for both the Income Fund and the Intermediate Tax-Free Fund, fifty-five one-hundredths of one percent (0.55%) of such Fund's average daily net assets. The Adviser may from time to time voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends.


         Unless sooner terminated, the Investment Advisory Agreement will continue in effect until August 20, 1998, and year to year thereafter for successive annual periods ending on August 20, if, as to each Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Funds' Prospectus), and a majority of the Trustees who are not parties to the Investment

Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

         The Adviser has licensed the name "1st Source Monogram" to the Funds on a royalty-free basis, and the Adviser has reserved to itself the right to grant the non-exclusive right to use the name "1st Source Monogram" to any other person. At such time as the Investment Advisory Agreement is no longer in effect, the Adviser may require the Funds to cease using the name "1st Source Monogram."

SUBADVISERS


         Pursuant to the terms of the Investment Advisory Agreement, the Adviser has entered into three separate Sub-Investment Advisory Agreements each dated as of August 20, 1996 (collectively, the "Sub-Advisory Agreements"). The first Sub-Advisory Agreement is with Miller Anderson & Sherrerd LLP, One Tower Bridge, Suite 1100, West Conshohocken, Pennsylvania 19428 ("Miller Anderson"). The second Sub-Advisory Agreement is with Loomis, Sayles & Company, L.P., 3 First National Plaza, Suite 5450, Chicago, Illinois 60600 ("Loomis"). The third Sub-Advisory Agreement is with Columbus Circle Investors, One Station Place, Stamford, Connecticut 06902 ("Columbus"). Pursuant to the terms of such Sub-Investment Advisory Agreements, Miller Anderson, Loomis and Columbus have each been retained by the Adviser to manage the investment and reinvestment of a portion the assets of the Diversified Equity Fund, subject to the direction and control of the Adviser and the Group's Board of Trustees.


         Under this arrangement, the Sub-Advisers are responsible for the day-to-day management of the Diversified Equity Fund's assets, investment performance, policies and guidelines, and maintaining certain books and records, and the Adviser is responsible for selecting and monitoring the performance of each of the Sub-Advisers, and for reporting the activities of the Sub-Advisers in managing the Diversified Equity Fund to the Group's Board of Trustees.

         For their services provided and expenses assumed pursuant to their respective Sub-Investment Advisory Agreement with the Adviser, the Sub-Advisers receive from the Adviser a fee (computed daily and paid monthly as a percentage of the Diversified Equity Fund's average daily net assets managed by that Sub-Adviser) at the following annual rates: for Miller Anderson, 0.625% up to $25,000,000 and 0.375% of the excess over $25,000,000; for Loomis, 0.65% up to
$5,000,000 and 0.50% of the excess over $5,000,000; and for Columbus, 1.00% up to $10,000,000 and 0.50% of the excess over $10,000,000.

         Miller Anderson was founded in 1969 and became wholly owned by The Morgan Stanley Group, Inc. in December, 1995.

         Loomis was founded in 1926 and established its Chicago office in 1952. Loomis' sole general partner is Loomis, Sayles & Company, Incorporated.

         Columbus was founded in 1975 and is a sub-partnership of PIMCO Advisors L.P., a publicly held limited partnership whose general partner is owned by Pacific Mutual Life Insurance Company and the managing directors of one of the subpartnerships of PIMCO Advisors L.P.

         Unless sooner terminated, each of the Sub-Investment Advisory Agreements continue in effect as to the Diversified Equity Fund until August 20, 1998, and thereafter for successive one-year periods ending August 20 of each year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding shares of such Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Funds' Prospectus), and a majority of the Trustees who are not parties to the Sub-Investment Advisory Agreements or interested persons (as defined in the 1940 Act) of any party to the Sub-Investment Advisory Agreements by votes cast in person at a meeting called for such purpose. Each of the Sub-Investment Advisory Agreements are terminable as to the Diversified Equity Fund at any time on 60 days' written notice without penalty by the Fund, by vote of a majority of the outstanding shares of that Fund, or on 60 days' prior written notice from the Subadviser. Such Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

         Each of the Sub-Investment Advisory Agreements provide that the respective Sub-Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective Sub-Advisers in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

Portfolio Transactions


         Pursuant to the Investment Advisory Agreement with respect to each Fund, other than the Diversified Equity Fund, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each such Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Pursuant to the Sub-Investment Advisory Agreements, the Sub-Advisers determine, subject to the supervision of the Adviser and the overall general supervision of the Group's Board of Trustees and in accordance with the Diversified Equity Fund's investment objectives and policies, which securities are to be purchases and sold by such Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions.


         Purchases and sales of portfolio securities with respect to the Income Fund, the Intermediate Tax-Free Fund and the Money Market Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

         Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser or the applicable Sub-Adviser, as the case may be, in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser or the applicable Sub-Adviser, as the case may be, may receive orders for transactions on behalf of the Funds. The

Adviser and each Sub-Adviser are authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing each such Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser or Sub-Adviser, as the case may be, determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to a Fund or to the Adviser or Sub-Adviser, as the case may be, is considered to be in addition to and not in lieu of services required to be performed by such Adviser or Sub-Adviser under its respective agreement regarding management of the Fund. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser or Sub-Adviser, as the case may be, who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreement and Sub-Advisory Agreements, the Adviser and Sub-Advisers are permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Adviser and/or the Sub-Advisers do follow such a practice, they will do so on a basis which is fair and equitable to the Group and the Funds.

         While the Adviser and the Sub-Advisers generally seek competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.

         Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Sub-Advisers, BISYS, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds, other funds of the Group or any other investment company or account managed by the Adviser or any of the Sub-Advisers. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser or the Sub-Adviser, as the case may be, believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser and the Sub-Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement and the Sub-Advisory Agreements, in making investment recommendations for the Funds, neither the Adviser nor any Sub-Adviser will inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, any Sub-Adviser, any of their parents or subsidiaries or affiliates and, in dealing with its customers, the Adviser, the Sub-Advisers, their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Group.

Glass-Steagall Act

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         The Adviser believes that it possesses the legal authority to perform the services for the Funds contemplated by the Prospectus, this Statement of Additional Information and the Investment Advisory Agreement without violation of applicable statutes and regulations. Future changes in either Federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict the Adviser from continuing to perform such services for the Group. In addition, current state securities laws on the issue of the registration of banks as brokers or dealers may differ from the interpretation of federal law, and banks and financial institutions may be required to register as dealers pursuant to the laws of a specific state. Depending upon the nature of any changes in the services which could be provided by the Adviser, the Board of Trustees of the Group would review the Group's relationship with the Adviser and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of the Adviser and/or the Adviser's affiliated and correspondent banks in connection with Customer purchases of Shares of any of the Funds, those banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Group's method of operations would affect its net asset value per share or result in financial losses to any Customer.

Administrator

         BISYS serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated as of August 20, 1996 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by the Adviser under the Investment Advisory Agreement, by the Sub-Advisers under the Sub-Advisory Agreements, by The Fifth Third Bank under the Custody Agreement and by BISYS Fund Services, Inc. under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Group or its designee in the preparation of, and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; periodic review of the amount of the deviation, if any, of the Money Market Fund's current net asset value per share (calculated using available market quotations or an appropriate substitute that reflects current market conditions) from such Fund's amortized cost price per share; and generally assist in all aspects of the Funds' operations other than those performed by the Adviser under the Investment Advisory Agreement, by the Sub-Advisers under the Sub-Investment Advisory Agreements, by The Fifth Third Bank under the Custody Agreement and by BISYS Fund Services, Inc. under the Transfer Agency and Fund Accounting Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.


         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee calculated daily and paid periodically, at the annual rate equal to twenty one-hundredths of one percent (.20%) of that Fund's average daily net assets.

         Unless sooner terminated as provided therein, the Administration Agreement has an initial term expiring on August 20, 1999. The Administration Agreement thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.



Distributor

         BISYS serves as agent for each of the Funds in the distribution of its Shares pursuant to a Distribution Agreement dated as of August 20, 1996 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect until August 20, 1998, and year to year thereafter for successive annual periods ending on August 20, if, as to each Fund, such continuance is approved at least annually by (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives no compensation under the Distribution Agreement with the Group, but may retain all or a portion of the sales charge imposed upon sales of Shares of each of the Funds.

         As described in the Prospectus, the Group has adopted a Distribution and Shareholder Service Plan (the "Plan") with respect to the Funds pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to pay BISYS in an amount not in excess, on an annual basis, of 0.25% of the average daily net asset value of the Shares of that Fund (the "12b-1 Fee"). Payments of the 12b-1 Fee to BISYS will be used (i) to compensate Participating Organizations (as defined below) for providing distribution assistance relating to a Fund's Shares, (ii) for promotional activities intended to result in the sale of Shares and distribution of prospectuses to other than current shareholders, and (iii) to compensate Participating Organizations for providing shareholder services with respect to their customers who are, from time to time, beneficial and record holders of Shares. Participating Organizations include banks (including affiliates of the Adviser), broker-dealers, the Adviser, BISYS and other institutions. Payments to such Participating Organizations may be made pursuant to agreements entered into with BISYS.

         As required by Rule 12b-1, the Plan was approved by the initial Shareholder of each of the Funds and by the Board of Trustees, including a majority of the Trustees who are not interested persons of any of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding Shares of that Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires Shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Group shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its Shareholders.

         The Board of Trustees of the Group believes that the Plan is in the best interests of each Fund since it encourages Fund growth and maintenance of Fund assets. As a Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

         BISYS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

Administrative Services Plan

         As described in the Prospectus, the Group has also adopted an Administrative Services Plan (the "Services Plan") under which each Fund is authorized to pay certain financial institutions, including the Adviser, its correspondent and affiliated banks, and BISYS (a "Service Organization"), to provide certain ministerial, record keeping, and administrative support services to their customers who own of record or beneficially Shares in a Fund. Payments to such Service Organizations are made pursuant to Servicing Agreements between the Group and the Service Organization. The Services Plan authorizes each Fund to make payments to Service Organizations in an amount, on an annual basis, of up to 0.25% of the average daily net asset value of that Fund. The Services Plan has been approved by the Board of Trustees of the Group, including a majority of the Trustees who are not interested persons of the Group (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Services Plan or in any Servicing Agreements thereunder (the "Disinterested Trustees"). The Services Plan may be terminated as to a Fund by a vote of a majority of the Disinterested Trustees. The Trustees review quarterly a written report of the amounts expended pursuant to the Services Plan and the purposes for which such expenditures were made. The Services Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. For so long as the Services Plan is in effect, selection and nomination of those Disinterested Trustees shall be committed to the discretion of the Group's Disinterested Trustees. All Servicing Agreements may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. The Services Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees. As of the date hereof, the Group has not entered into any such servicing agreements.

Custodian

         The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the "Custodian"), has been selected to serve as the Funds' custodian pursuant to the Custody Agreement dated as of August 20, 1996. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

Transfer Agency and Fund Accounting Services

         BISYS Fund Services, Inc. serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for all of the Funds pursuant to the Transfer Agency Agreement dated as of August 20, 1996. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record.

         In addition, BISYS Fund Services, Inc. provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated as of August 20, 1996. BISYS Fund Services, Inc. receives a fee from each Fund for such services equal to the greater of (a) a fee computed at an annual rate of three one-hundredths of one percent (.03%) of that Fund's average daily net assets, or
(b) $50,000 minus the fee paid by such Fund under its Management and Administration Agreement with BISYS of the same date. Under such Agreement, BISYS Fund Services, Inc. maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

Auditors

         Coopers & Lybrand L.L.P., 100 East Broad Street, Columbus, Ohio 43215, has been selected as the independent accountants for the Funds and as such will audit the financial statements of the Funds.

Legal Counsel


         Baker & Hostetler LLP, 65 East State Street, Columbus, Ohio 43215 is counsel to the Group and will pass upon the legality of the Shares offered hereby.


                             ADDITIONAL INFORMATION

Description of Shares

         The Group is an Ohio business trust. The Group was organized on April 25, 1988, and the Group's Declaration of Trust was filed with the Secretary of State of Ohio on April 25, 1988. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Group presently has 17 series of shares, one of which represents interests in the Money Market Fund, one of which represents interests in the Diversified Equity Fund, one of which represents interests in the Income Equity Fund, one of which represents interests in the Special Equity Fund, one of which represents interests in the Income Fund and one of which represents interests in the Intermediate Tax-Free Fund. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.


         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

         As of March 3, 1997, the following is the only entity known to the Group who owns of record or beneficially 5% or more of the outstanding Shares of any Fund: 1st Source Bank, P.O. Box 1602, South Bend, Indiana, 46634 owned of record and beneficially 99.6% of the issued and outstanding Shares of the Income Fund, 99.01% of the issued and outstanding Shares of the Income Equity Fund, 99.74% of the issued and outstanding Shares of the Diversified Equity Fund and 98.97% of the issued and outstanding Shares of the Special Equity Fund.

Vote of a Majority of the Outstanding Shares

         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

Additional Tax Information

         Each of the Funds is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, each Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, future contracts or foreign currencies held less than three months; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, each Fund must distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, a Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to Shareholders as long-term capital gain in the year in which it is received, regardless of how long the Shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on long-term capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward and deducted in future years.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.


         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Money Market Fund's, the Income Fund's and the Intermediate Tax-Free Fund's net investment income is expected to be derived from earned interest, it is anticipated that no distributions from those Funds will qualify for the 70% dividends received deduction.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities, if any. Since less than 50% in value of any one Fund's total assets at the end of its fiscal year are expected to be invested in stocks or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by such Fund.

         Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of a Fund, if such Shareholder (1) fails to furnish the Group with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.


         The Intermediate Tax-Free Fund. The Intermediate Tax-Free Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Intermediate Tax-Free Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and individual retirement accounts, since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from all or a portion of the Intermediate Tax-Free Fund's dividends being tax-exempt and such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Intermediate Tax-Free Fund may not be appropriate investments for entities which are "substantial users," or "related persons" thereof, of facilities financed by private activity bonds held by the Intermediate Tax-Free Fund.

         The Code permits a regulated investment company which invests in Exempt Securities to pay to its Shareholders "exempt-interest dividends," which are excluded from gross income for federal income tax purposes, if at the close of each quarter of its taxable year at least 50% of its total assets consist of Exempt Securities.

         An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Intermediate Tax-Free Fund that is derived from interest received by the Intermediate Tax-Free Fund that is excluded from gross income for federal income tax purposes, net of certain deductions, provided the dividend is designated as an exempt-interest dividend in a written notice mailed to Shareholders not later than sixty days after the close of the Intermediate Tax-Free Fund's taxable year. The percentage of the total dividends paid by the Intermediate Tax-Free Fund during any taxable year that qualifies as exempt-interest dividends will be the same for all Shareholders of the Intermediate Tax-Free Fund receiving dividends during such year. Exempt-interest dividends shall be treated by the Intermediate Tax-Free Fund's Shareholders as items of interest excludable from their gross income for Federal income tax purposes under Section 103(a) of the Code. However, a Shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) of the Code if such Shareholder is a "substantial user" or a "related person" to such user under
Section 147(a) of the Code with respect to any of the Exempt Securities held by the Intermediate Tax-Free Fund. If a Shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the Shareholder for six months or less, any loss on the sale or exchange of such Share shall be disallowed to the extent of the amount of such exempt-interest dividend.

         In general, interest on indebtedness incurred or continued by a Shareholder to purchase or carry Shares is not deductible for federal income tax purposes if the Intermediate Tax-Free Fund distributes exempt-interest dividends during the Shareholder's taxable year. A Shareholder of the Intermediate Tax-Free Fund that is a financial institution may not deduct interest expense attributable to indebtedness incurred or continued to purchase or carry Shares of the Intermediate Tax-Free Fund if the Intermediate Tax-Free Fund distributes exempt-interest dividends during the Shareholder's taxable year. Certain federal income tax deductions of property and casualty insurance companies holding Shares of the Intermediate Tax-Free Fund and receiving exempt-interest dividends may also be adversely affected. In certain limited instances, the portion of

Social Security benefits received by a Shareholder which may be subject to federal income tax may be affected by the amount of tax-exempt interest income, including exempt-interest dividends received by Shareholders of the Intermediate Tax-Free Fund.

         In the event the Intermediate Tax-Free Fund realizes long-term capital gains, such Fund intends to distribute any realized net long-term capital gains annually. If the Intermediate Tax-Free Fund distributes such gains, such Fund will have no tax liability with respect to such gains, and the distributions will be taxable to Shareholders as long-term capital gains regardless of how long the Shareholders have held their Shares. Any such distributions will be designated as a capital gain dividend in a written notice mailed by the Intermediate Tax-Free Fund to the Shareholders not later than sixty days after the close of the Intermediate Tax-Free Fund's taxable year. It should be noted, however, that capital gains are taxed like ordinary income except that net capital gains of individuals are subject to a maximum federal income tax rate of 28%. Net capital gains are the excess of net long-term capital gains over net short-term capital losses. Any net short-term capital gains are taxed at ordinary income tax rates. If a Shareholder receives a capital gain dividend with respect to any Share and then sells the Share before he has held it for more than six months, any loss on the sale of the Share is treated as long-term capital loss to the extent of the capital gain dividend received.

         For taxable years of corporations beginning before 1996 (and pursuant to legislation proposed, but not yet enacted, thereafter), the Superfund Revenue Act of 1986 imposes an additional tax (which is deductible for federal income tax purposes) on a corporation at a rate of 0.12 of one percent on the excess over $2,000,000 of such corporation's "modified alternative minimum taxable income," which would include a portion of the exempt-interest dividends distributed by the Intermediate Tax-Free Fund to such corporation. In addition, exempt-interest dividends distributed to certain foreign corporations doing business in the United States could be subject to a branch profits tax imposed by Section 884 of the Code.

         Distributions of exempt-interest dividends by the Intermediate Tax-Free Fund may be subject to state and local taxes even though a substantial portion of such distributions may be derived from interest on obligations which, if received directly, would be exempt from such taxes. The Intermediate Tax-Free Fund will report to its Shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal obligations held by the Intermediate Tax-Free Fund during the preceding year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

         As indicated in the Prospectus, the Intermediate Tax-Free Fund may acquire rights regarding specified portfolio securities under puts. See "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of the Intermediate Tax-Free Fund is to limit its acquisition of puts to those under which it will be treated for federal income tax purposes as the owner of the Exempt Securities acquired subject to the put and the interest on the Exempt Securities will be tax-exempt to it. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Intermediate Tax-Free Fund could acquire under the 1940 Act. Therefore, although the Intermediate Tax-Free Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion.

         Income itself exempt from Federal income taxation may be considered in addition to taxable income when determining whether Social Security payments received by a Shareholder are subject to federal income taxation.


         General. Information set forth in the Prospectus and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of a Fund. No attempt has been made to present a detailed explanation of the Federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation.

         In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.


Seven-Day Yield of the Money Market Fund

         The standardized seven-day yield for the Money Market Fund is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account in the Money Market Fund having a balance of one Share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7). The net change in the account value of the Money Market Fund includes the value of additional Shares purchased with dividends from the original Share, dividends declared on both the original Share and any such additional Shares, and all fees, other than nonrecurring account or sales charges, that are charged to all Shareholder accounts in proportion to the length of the base period and assuming the Money Market Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The 30-day yield is calculated as described above except that the base period is 30 days rather than seven days.

         The effective yield for the Money Market Fund is computed by compounding the base period return, as calculated above, by adding 1 to the base period return raising the sum to a power equal to 365 divided by seven and subtracting 1 from the result.

Yields of the Other Funds

         As summarized in the Prospectus under the heading "PERFORMANCE INFORMATION," yields of the Funds, other than the Money Market Fund, will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a Fund Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield will vary from time to time depending upon market conditions, the composition of the particular Fund's portfolio and operating expenses of the Group allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

         In addition, with respect to the Intermediate Tax-Free Fund, tax equivalent yields will be computed by dividing that portion of such Fund's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding that result to that portion, if any, of the yield of that Fund which is not tax-exempt.

         For the 30-day period ended December 31, 1996, the yields for the Income Equity Fund and the Income Fund were 2.19% and 5.16%, respectively, assuming the imposition of the maximum sales charge, and 2.30% and 5.38%, respectively, excluding the effect of any sales charge. For such period, there are no yields for the Money Market Fund or the Intermediate Tax-Free Income Fund since such Funds had not yet commenced operations.


Calculation of Total Return

         As summarized in the Prospectus under the heading "PERFORMANCE INFORMATION," average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of Shares purchased by a hypothetical $1,000 investment in that Fund all additional Shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of Shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Each Fund, however, may also advertise aggregate total return in addition to average annual total return. Aggregate total return is a measure of the change in value of an investment in a Fund over the relevant period and is calculated similarly to average annual total return except that the result is not annualized.


         For the one year, five year and ten year periods ended December 31, 1996, and the respective periods from commencement of operations to December 31, 1996, the average annual total returns for the Diversified Equity Fund, the Income Equity Fund, the Special Equity Fund and the Income Fund are set forth in the following table. Such performance information includes the prior performance of the respective CIFs for such Funds during those periods which had been restated to reflect the estimated fees for those Funds.


                                                           Average Annual Total Return
                                                           ---------------------------
                                With Maximum Sales Load(1)                             Without Sales Load
                                --------------------------                             ------------------
                                                            Since                                10          Since
       Fund          1 Year      5 Year     10 Year       Inception       1 Year     5 Year     Year       Inception
       ----          ------      ------     -------       ---------       ------     ------     ----       ---------
Diversified           13.19%     11.02%       12.15%         11.15%       19.13%     12.17%     12.73%       11.65%
Equity(2)

Income                11.67%     13.93%       11.56%         12.54%       17.59%     15.09%     12.12%       13.07%
Equity(3)

Special               15.98%     12.17%       15.39%         13.60%       22.07%     13.32%     15.98%       14.12%
Equity(3)

Income(2)             -1.55%      5.21%        6.45%          7.22%        2.55%      6.07%      6.88%        7.69%


-------------
(1) The maximum sales load for the Diversified Equity, Income Equity and Special Equity Funds is 5.00%. For the Income Fund, the maximum sales load is 4.00%.
(2)      Commenced operations June 30, 1985.
(3)      Commenced operations November 30, 1985.

         For the period ended December 31, 1996, there is no total return information for the Money Market Fund or the Intermediate Tax-Free Income Fund since such Funds had not yet commenced operations. And of course, past performance is no guarantee as to future performance.



Distribution Rates

         Each of the Funds, other than the Money Market Fund, may from time to time advertise current distribution rates which are calculated in accordance with the method disclosed in the Prospectus.

Performance Comparisons

         Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other banking institutions.

         From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Intermediate Tax-Free Fund may include in its advertisements charts comparing various tax-free yields to taxable yield equivalents at different income levels.

         Current yields or total return will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to such Fund. Fees imposed upon Customer accounts by the Adviser or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield and total return to Customers.

Miscellaneous

         Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Group entitled to vote may cause the Trustees to call a special meeting. However, the Group has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Group entitled to vote. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

         The Group is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996
                                  (UNAUDITED)

                                                                 DIVERSIFIED      SPECIAL                       INCOME
                                                                   EQUITY         EQUITY         INCOME         EQUITY
                                                                    FUND           FUND           FUND           FUND
                                                                 -----------    -----------    -----------    -----------
                         ASSETS:
Investments, at value (cost $55,146,136; $24,173,510;
  $48,295,225; and $28,424,948, respectively).................   $65,683,448    $26,071,582    $48,303,209    $33,576,629
                                                                 -----------    -----------    -----------    -----------
Cash..........................................................            --             --          2,840             --
Interest and dividends receivable.............................        68,252         16,060        682,897        148,886
Income and other receivables..................................            --             --          5,833          5,119
Receivable from brokers for investments sold..................       111,049             --             --             --
Unamortized organization costs................................        13,389          4,741         10,499          6,706
Prepaid expenses and other assets.............................         2,184            702          1,317          3,141
                                                                 -----------    -----------    -----------    -----------
      Total Assets............................................    65,878,322     26,093,085     49,006,595     33,740,481
                                                                 -----------    -----------    -----------    -----------
                          LIABILITIES:
Payable to brokers for investments purchased..................       105,156             --             --      1,118,915
Accrued expenses and other payables:
    Investment advisory fees..................................        61,600         17,556         22,914         22,072
    Administration fees.......................................         4,319          1,673          3,215          2,140
    Custodian and accounting fees.............................         1,835          1,559          1,398            960
    Legal and audit fees......................................        16,200          5,970         12,417          7,570
    Transfer agent fees.......................................         6,826          6,077          5,738          5,981
    Registration and filing fees..............................         1,089          1,513          1,161          2,155
    Other.....................................................           650            270            483            319
                                                                 -----------    -----------    -----------    -----------
      Total Liabilities.......................................       197,675         34,618         47,326      1,160,112
                                                                 -----------    -----------    -----------    -----------
                        NET ASSETS:
Capital.......................................................    53,849,964     24,563,728     49,032,402     26,610,288
Undistributed (distributed in excess of) net investment
  income......................................................       (15,302)        (4,870)           969          4,988
Net unrealized appreciation on investments....................    10,537,312      1,898,072          7,984      5,151,681
Accumulated undistributed net realized gains (losses) on
  investment transactions.....................................     1,308,673       (398,463)       (82,086)       813,412
                                                                 -----------    -----------    -----------    -----------
    Net Assets................................................   $65,680,647    $26,058,467    $48,959,269    $32,580,369
                                                                 ===========    ===========    ===========    ===========
Outstanding units of beneficial interest (shares).............     6,280,137      2,688,604      4,812,756      3,035,244
                                                                 ===========    ===========    ===========    ===========
Net asset value--redemption price per share                      $     10.46    $      9.69    $     10.17    $     10.73
                                                                 ===========    ===========    ===========    ===========
Maximum Sales Charge..........................................          5.00%          5.00%          4.00%          5.00%
                                                                 ===========    ===========    ===========    ===========
Maximum Offering Price (100%/(100%-Maximum Sales Charge) of
  net asset value adjusted to nearest cent) per share.........   $     11.01    $     10.20    $     10.59    $     11.29
                                                                 ===========    ===========    ===========    ===========

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                            STATEMENTS OF OPERATIONS
                     FOR PERIOD ENDED DECEMBER 31, 1996 (A)
                                  (UNAUDITED)

                                                DIVERSIFIED     SPECIAL                    INCOME
                                                  EQUITY         EQUITY       INCOME       EQUITY
                                                   FUND           FUND         FUND         FUND
                                                -----------    ----------    --------    ----------
INVESTMENT INCOME:
Interest income..............................   $     1,222    $   41,056    $871,853    $  101,517
Dividend income..............................       273,706        50,160      17,869       258,821
                                                -----------    ----------    --------    ----------
     Total Income............................       274,928        91,216     889,722       360,338
                                                -----------    ----------    --------    ----------
EXPENSES:
Investment advisory fees.....................       203,061        57,893      73,128        67,739
Administration fees..........................        36,921        14,473      26,592        16,935
12b-1 fees...................................        46,151        18,094      33,240        21,178
Custodian and accounting fees................        14,158         5,304       6,362         4,712
Legal and audit fees.........................        16,200         5,970      12,417         7,570
Organization costs...........................         2,130           747       1,629         1,004
Trustees' fees and expenses..................           900           309         663           422
Transfer agent fees..........................         7,760         6,489       6,465         6,626
Registration and filing fees.................         1,700         1,957       1,713         2,646
Printing costs...............................         6,090         2,459       4,554         3,294
Other........................................         1,310           485         802           821
                                                -----------    ----------    --------    ----------
Total Expenses...............................       336,381       114,180     167,565       132,947
     Less: Expenses voluntarily reduced......       (46,151)      (18,094)    (33,240)      (21,178)
     Net Expenses............................       290,230        96,086     134,325       111,769
                                                -----------    ----------    --------    ----------
Net Investment Income........................       (15,302)       (4,870)    755,397       248,569
                                                -----------    ----------    --------    ----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investment
  transactions...............................     2,641,501       402,552     (82,086)      972,001
Change in unrealized appreciation
  (depreciation) on investments..............    10,537,312     1,898,072       7,984     5,151,681
                                                -----------    ----------    --------    ----------
Net realized (unrealized) gains on
  investments................................    13,178,813     2,300,624     (74,102)    6,123,682
                                                -----------    ----------    --------    ----------
Change in net assets resulting from
  operations.................................   $13,163,511    $2,295,754    $681,295    $6,372,251
                                                ===========    ==========    ========    ==========

---------
(a) Commencement of the Funds began September 20, September 19, September 23, September 24, respectively.

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                        DIVERSIFIED       SPECIAL                          INCOME
                                                        EQUITY FUND     EQUITY FUND     INCOME FUND     EQUITY FUND
                                                        ------------    ------------    ------------    ------------
                                                         FOR PERIOD      FOR PERIOD      FOR PERIOD      FOR PERIOD
                                                           ENDED           ENDED           ENDED           ENDED
                                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          1996 (A)        1996 (A)        1996 (A)        1996 (A)
                                                        ------------    ------------    ------------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..............................   $   (15,302)    $    (4,870)    $   755,397     $   248,569
  Net realized gains (losses) on investments
    transactions.....................................     2,641,501         402,552         (82,086)        972,001
  Net change in unrealized appreciation
    (depreciation) on investments....................    10,537,312       1,898,072           7,984       5,151,681
                                                        -----------     -----------     -----------     -----------
Change in net assets resulting from operations.......    13,163,511       2,295,754         681,295       6,372,251
                                                        -----------     -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income.........................            --              --        (754,428)       (243,581)
  In excess of net investment income.................            --              --              --              --
  From net realized gains on investments.............    (1,332,828)       (402,552)             --        (158,589)
  In excess of net realized gains on investments.....            --        (398,463)             --              --
                                                        -----------     -----------     -----------     -----------
Change in net assets from shareholder
  distributions......................................    (1,332,828)       (801,015)       (754,428)       (402,170)
                                                        -----------     -----------     -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued........................    66,356,782      28,579,625      57,187,896      31,920,854
  Dividends reinvested                                    1,332,616         800,775         754,124         402,085
  Cost of shares redeemed............................   (13,839,434)     (4,816,672)     (8,909,618)     (5,712,651)
                                                        -----------     -----------     -----------     -----------
  Change in net assets from capital transactions.....    53,849,964      24,563,728      49,032,402      26,610,288
                                                        -----------     -----------     -----------     -----------
  Change in net assets...............................    65,680,647      26,058,467      48,959,269      32,580,369
NET ASSETS:
  Beginning of period................................             0               0               0               0
                                                        -----------     -----------     -----------     -----------
  End of period......................................   $65,680,647     $26,058,467     $48,959,269     $32,580,369
                                                        ===========     ===========     ===========     ===========
SHARE TRANSACTIONS:
  Issued.............................................     7,508,928       3,076,523       5,619,664       3,556,123
  Reinvested.........................................       125,956          82,639          73,986          37,959
  Redeemed...........................................    (1,354,747)       (470,559)       (880,894)       (558,838)
                                                        -----------     -----------     -----------     -----------
Change in shares.....................................     6,280,137       2,688,603       4,812,756       3,035,244
                                                        ===========     ===========     ===========     ===========

---------
(a) Commencement of the Funds began September, 20, September 19, September 23, September 24, respectively.

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS (95.2%):
Aerospace/Defense (3.4%):
    11,900   Boeing Co......................  $  1,265,863
     4,700   Lockheed Martin Corp...........       430,050
     3,900   Raytheon Co....................       187,688
     3,400   Textron, Inc...................       320,450
                                              ------------
                                                 2,204,051
                                              ------------
Apparel (0.6%):
     2,800   Talbots, Inc...................        80,150
     4,400   VF Corp........................       297,000
                                              ------------
                                                   377,150
                                              ------------
Automotive Parts (0.8%):
     4,100   Eaton Corp.....................       285,975
     5,000   TRW, Inc.......................       247,500
                                              ------------
                                                   533,475
                                              ------------
Banks (4.3%):
     5,700   Bank of New York, Inc..........       192,374
     9,500   Chase Manhattan Corp...........       847,874
     1,500   Crestar Financial Corp.........       111,562
     5,478   First Chicago NBD Corp.........       294,442
     2,500   First Union Corp...............       184,999
     2,400   Mellon Bank Corp...............       170,399
     5,300   NationsBank Corp...............       518,074
     2,300   Republic New York Corp.........       187,737
     5,800   Signet Banking Corp............       178,349
     3,000   Standard Federal Bancorp.......       170,624
                                              ------------
                                                 2,856,434
                                              ------------
Business Equip & Services (1.2%):
    32,850   CUC International, Inc. (b)....       780,188
                                              ------------
Chemicals (4.5%):
     3,200   Cabot Corp.....................        80,400
     1,900   Dow Chemical Co................       148,913
     3,500   E. I. du Pont de Nemours &
               Co...........................       330,313
     3,500   FMC Corp. (b)..................       245,438
     7,500   Great Lakes Chemical Corp......       350,625
    18,900   Monsanto Corp..................       734,738
    14,000   Morton International, Inc......       570,500
     5,700   Rhone Poulene S.A..............       193,088
     3,900   Rohm & Haas Co.................       318,338
                                              ------------
                                                 2,972,353
                                              ------------
Coal (0.4%):
     7,600   MAPCO, Inc.....................       258,400
                                              ------------
Computers (6.9%):
     8,100   Apple Computer, Inc. (b).......       169,088
     4,500   Cabletron Systems, Inc. (b)....       149,625
     3,400   Compaq Computer Corp. (b)......       252,450

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Computers, continued:
     8,500   Dell Computer Corp. (b)........  $    451,563
    13,600   HBO & Co.......................       807,500
     5,600   Honeywell, Inc.................       368,200
     6,200   Intel Corp.....................       811,813
     5,400   International Business Machines
               Corp.........................       815,400
    11,400   Seagate Technology, Inc. (b)...       450,300
    10,000   Stratus Computer, Inc. (b).....       272,500
                                              ------------
                                                 4,548,439
                                              ------------
Computer Software (6.0%):
    17,500   Cisco Systems, Inc. (b)........     1,113,438
     6,225   Computer Associates
               International, Inc...........       309,694
     5,600   First Data Corp................       204,400
     5,600   Fiserv, Inc. (b)...............       205,800
    11,800   Microsoft Corp. (b)............       974,975
     5,600   Netscape Communications Corp.
               (b)..........................       318,500
    12,475   Oracle Corp. (b)...............       520,831
     5,800   Parametric Technology Corp.
               (b)..........................       297,975
                                              ------------
                                                 3,945,613
                                              -----------
Cosmetics & Toiletries (0.9%):
     3,600   Avon Products, Inc.............       205,650
     4,600   Gillette Co....................       357,650
                                              ------------
                                                   563,300
                                              ------------
Electrical Equipment (0.3%):
     4,738   Molex Inc......................       168,791
                                              ------------
Electronic Components (1.2%):
     8,200   Adaptec, Inc. (b)..............       328,000
     7,200   LSI Logic Corp. (b)............       192,600
     5,100   Tektronix, Inc.................       261,375
                                              ------------
                                                   781,975
                                              ------------
Engines--Internal Combustion (0.6%):
     9,300   Cummins Engine Co., Inc........       427,800
                                              ------------
Financial Services (5.0%):
     7,300   Associates First Capital
               Corp.........................       322,112
     5,100   Capital One Financial Corp.....       183,599
     2,400   Citicorp.......................       247,199
     3,313   Dean Witter Discover & Co......       219,485
     1,400   Federal Home Loan Mortgage
               Corp.........................       154,174
     5,700   Federal National Mortgage
               Assoc........................       212,324
     8,400   Great Western Financial
               Corp.........................       243,599
    10,500   Green Tree Financial Corp......       405,562
     3,400   Merrill Lynch & Co., Inc.......       277,099

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     7,800   MGIC Investment Corp...........  $    592,799
     2,700   Salomon, Inc...................       127,237
     9,000   Schwab, Charles Corp...........       287,999
                                              ------------
                                                 3,273,188
                                              ------------
Food & Related (0.9%):
     9,791   Archer-Daniels-Midland Co......       215,401
     8,100   IBP, Inc.......................       196,424
     4,800   Universal Foods Corp...........       169,199
                                              ------------
                                                   581,024
                                              ------------
Forest & Paper Products (0.7%):
     1,300   Bowater, Inc...................        48,913
     4,000   Kimberly-Clark Corp............       381,000
                                              ------------
                                                   429,913
                                              ------------
Hospital Supply & Management (0.9%):
    11,566   Columbia/HCA Healthcare
               Corp.........................       471,315
     6,000   Tenet Healthcare Corp. (b).....       131,250
                                              ------------
                                                   602,565
                                              ------------
Hotels & Gaming (0.7%):
    17,800   Hilton Hotels Corp.............       465,025
                                              ------------
Household--General Products (0.2%):
     4,800   Premark International, Inc.....       106,800
                                              ------------
Human Resources (0.2%):
     7,400   Olsten Corp....................       111,925
                                              ------------
Insurance (5.5%):
    15,800   Allstate Corp..................       914,425
     4,800   American General Corp..........       196,200
     5,100   American International
               Group, Inc...................       552,075
     3,200   Chubb Corp.....................       172,000
     4,100   Everest Reinsurance
               Holdings, Inc................       117,875
    11,500   Exel Ltd.......................       435,563
     3,000   ITT Hartford Group, Inc........       202,500
     6,500   Old Republic International
               Corp.........................       173,875
     6,900   Providian Corp.................       354,488
     3,400   ReliaStar Financial Corp.......       196,350
     2,100   St. Paul Cos., Inc.............       123,113
     2,100   Transatlantic Holdings, Inc....       169,050
                                              ------------
                                                 3,607,514
                                              ------------
Linen Supply & Related Items (0.2%):
     2,600   Cintas Corp....................       152,750
                                              ------------

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
    Machine Tools & Related Products (0.5%):
     9,200   Kennametal, Inc................  $    357,650
                                              ------------
Machinery & Equipment (3.8%):
     5,200   Case Corp......................       283,400
     2,000   Caterpillar, Inc...............       150,500
     5,700   Deere & Co.....................       231,563
    11,700   Halliburton Co.................       704,925
     9,300   Harnischfeger Industries,
               Inc..........................       447,563
     6,000   Tecumseh Products Co.,.........       344,250
     8,100   Thermo Electron Corp. (b)......       334,125
                                              ------------
                                                 2,496,326
                                              ------------
Manufacturing (1.4%):
     5,600   Parker-Hannifin Corp...........       217,000
     6,800   Service Corp. International....       190,400
     2,700   Springs Industries, Inc........       116,100
    10,700   TRINOVA Corp...................       389,213
                                              ------------
                                                   912,713
                                              ------------
Medical--HMO (0.5%):
     6,800   Foundation Health Corp. (b)....       215,900
     4,300   Maxicare Health Plans, Inc.
               (b)..........................        95,675
                                              ------------
                                                   311,575
                                              ------------
Medical--Instruments/Products (3.1%):
     7,300   Beckman Instruments Inc........       280,138
    10,100   Boston Scientific Corp. (b)....       606,000
     6,100   Mallinckrodt, Inc..............       269,163
    12,800   Medtronic, Inc.................       870,400
     1,500   Nellcor Puritan Bennrtt, Inc.
               (b)..........................        32,813
                                              ------------
                                                 2,058,514
                                              ------------
Medical Services & Supplies (0.8%):
    14,100   HEALTHSOUTH Corp. (b)..........       544,613
                                              ------------
Mining (0.3%):
     5,100   Cyprus Amax Minerals Co........       119,213
     1,100   Potash Corp. of
               Saskatchewan, Inc............        93,500
                                              ------------
                                                   212,713
                                              ------------
Motor Vehicles (1.3%):
    13,300   Ford Motor Co..................       423,938
     7,300   General Motors Corp............       406,975
                                              ------------
                                                   830,913
                                              ------------
Multi--Media (0.4%):
     3,500   Walt Disney Co.................       243,688
                                              ------------
Office Supplies & Forms (0.2%):
     3,400   Standard Register Co...........       110,500
                                              ------------

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Oil & Gas--Domestic (2.5%):
     3,300   Amoco Corp.....................  $    265,650
     4,400   Atlantic Richfield Co..........       583,000
     2,300   British Petroleum Co., Plc.....       325,163
     3,400   Panenergy Corp.................       153,000
    13,000   USX--Marathon Group............       310,375
                                              ------------
                                                 1,637,188
                                              ------------
Oil & Gas--Exploration/Production (4.3%):
    16,100   Anadarko Petroleum Corp........     1,042,475
     5,600   Burlington Resources, Inc......       282,100
     8,600   Cross Timbers Oil Co...........       216,075
    18,200   Enron Oil & Gas Co.............       459,550
     4,300   Repsol SA......................       163,938
     2,700   Transocean Offshore, Inc.......       169,088
     5,400   Ultramar Diamond
               Shamrock Corp................       170,775
    10,600   Union Pacific Resources Group,
               Inc..........................       310,050
                                              ------------
                                                 2,814,051
                                              ------------
Oil & Gas--Services (5.8%):
    25,400   Baker Hughes, Inc..............       876,300
     2,700   El Paso Natural Gas Co.........       136,350
     8,400   IMC Global, Inc................       328,650
    35,800   Rowan Cos., Inc. (b)...........       809,975
    16,900   Schlumberger Ltd...............     1,687,888
                                              ------------
                                                 3,839,163
                                              ------------
Pharmaceuticals (6.4%):
     3,600   American Home Products Corp....       211,050
     8,900   Amgen, Inc. (b)................       483,938
     7,700   Bergen Brunswig Corp. Class
               A............................       219,450
    20,400   Biogen, Inc. (b)...............       790,500
     3,750   Cardinal Health, Inc...........       218,438
     9,900   Lilly, Eli & Co................       722,700
     7,800   Johnson & Johnson..............       388,050
     9,500   Merck & Co., Inc...............       752,875
     3,700   Pfizer Inc.....................       306,638
    11,200   Somatogen, Inc. (b)............       123,200
                                              ------------
                                                 4,216,839
                                              ------------
Photographic Equipment (0.7%):
     5,500   Eastman Kodak Co...............       441,375
                                              ------------
Restaurants (0.7%):
    13,700   Boston Chicken, Inc. (b).......       491,488
                                              ------------
Retail (4.7%):
     8,500   AutoZone, Inc. (b).............       233,750
     5,700   Dillard Department Stores,
               Inc..........................       175,988
     4,000   Home Depot, Inc................       200,500

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Retail, continued:
    15,700   PETsMART, Inc. (b).............  $    343,438
    14,000   Price/Costco, Inc. (b).........       351,750
     5,500   Safeway, Inc. (b)..............       235,125
    19,100   Staples, Inc. (b)..............       344,994
    14,900   Starbucks Corp. (b)............       426,513
     8,200   TJX Cos., Inc..................       388,475
    12,800   Toys "R" Us, Inc. (b)..........       384,000
                                              ------------
                                                 3,084,533
                                              ------------
Shoes--Leather (0.4%):
     4,700   Nike, Inc., Class B............       280,825
                                              ------------
Steel (0.2%):
     2,200   Nucor Corp.....................       112,200
                                              ------------
Telecommunications (5.6%):
     6,400   Ascend Communications, Inc.
               (b)..........................       397,600
     8,000   Cascade Communications
               Corp. (b)....................       441,000
     6,350   Glenayre Technologies, Inc.
               (b)..........................       136,921
    10,300   Lucent Technologies, Inc.......       476,375
     8,200   MCI Communications Corp........       268,037
    11,300   QUALCOMM, Inc. (b).............       450,588
     5,000   Sprint Corp....................       199,375
     6,400   Tellabs, Inc. (b)..............       240,800
     5,400   U.S. Robotics Corp. (b)........       388,800
    26,300   WorldCom, Inc. (b).............       685,444
                                              ------------
                                                 3,684,940
                                              ------------
Tires & Rubber Products (0.7%):
     9,300   Goodyear Tire & Rubber Co......       477,788
                                              ------------
Tobacco (1.5%):
     7,300   Philip Morris Cos., Inc........       822,163
     5,200   RJR Nabisco Holdings Corp......       176,800
                                              ------------
                                                   998,963
                                              ------------
Transportation--Air (1.4%):
     3,300   AMR Corp. Del (b)..............       290,813
    16,100   Southwest Airlines Co..........       356,213
     4,500   UAL Corp. (b)..................       281,250
                                              ------------
                                                   928,276
                                              ------------
Transportation--Rail (0.6%):
     2,600   Burlington Northern Santa Fe...       224,575
     3,500   CSX Corp.......................       147,875
                                              ------------
                                                   372,450
                                              ------------
Utilities--Electric (1.5%):
     7,400   Central Maine Power Co.........        86,025
     3,100   CINergy Corp...................       103,463
     4,800   DTE Energy Co..................       155,400

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM DIVERSIFIED EQUITY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Utilities--Electric, continued:
     5,600   Entergy Corp...................  $    155,400
     4,600   GPU, Inc.......................       154,675
     6,400   Peco Energy Co.................       161,600
     5,500   Unicom Corp....................       149,188
                                              ------------
                                                   965,751
                                              ------------
Utilities--Gas & Pipeline (0.5%):
     6,500   Sonat, Inc.....................       334,750
                                              ------------
             Total Common Stocks............    62,508,458
                                              ------------
PREFERRED STOCKS (0.4%):
Forest & Paper Products (0.1%):
     2,200   Westvaco Corp..................        63,250
                                              ------------
Oil & Gas (0.3%):
     6,700   YPF Sociedad Anonima-Spondored
               ADR..........................       169,175
                                              ------------
             Total Preferred Stocks.........       232,425
                                              ------------
                        SECURITY
  SHARES               DESCRIPTION               VALUE
----------   -------------------------------  ------------
MUTUAL FUNDS (4.5%):
 2,094,909   Fountain Square Treasury
               Fund.........................  $  2,094,909
   847,656   Fountain Square Commercial
               Paper Fund...................       847,656
                                              ------------
             Total Mutual Funds.............     2,942,565
                                              ------------
             Total (Cost-$55,146,136).......  $ 65,683,448
                                                ==========

---------

Percentages indicated are based on net assets of $65,680,647.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation..........................   $11,793,034
        Unrealized depreciation..........................    (1,255,722)
                                                            -----------
        Net unrealized appreciation......................   $10,537,312
                                                             ==========

(b) Non-income producing securities.

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

SHARES OR
PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMERCIAL PAPER (4.8%):
$  600,000   General Electric Capital Corp.
               5.40%, 1/31/97...............  $    600,000
   645,000   General Electric Capital Corp.
               5.25%, 1/3/97................       645,000
                                              ------------
Total Commercial Paper                           1,245,000
                                              ------------
COMMON STOCKS (83.2%):
Apparel Manufacturers (2.7%):
    19,900   Sport-Haley, Inc. (b)..........       249,993
    10,400   St. John Knits, Inc............       452,400
                                              ------------
                                                   702,393
                                              ------------
Banking (2.8%):
    11,000   Bank United Corp., Class A.....       294,250
    29,000   Commonwealth Bancorp, Inc......       435,000
                                              ------------
                                                   729,250
                                              ------------
Beer, Wine & Distilled Beverages (0.8%):
    20,000   Boston Beer Co., Inc. (b)......       205,000
                                              ------------
Commercial Goods & Services (4.8%):
    21,000   CCC Information Services Group
               (b)..........................       336,000
    25,400   ICTS Holland Productions.......       257,175
    10,950   Sykes Enterprises, Inc. (b)....       410,625
    21,900   Warrentec Corp. (b)............       251,850
                                              ------------
                                                 1,255,650
                                              ------------
Communications Equipment (3.6%):
    21,000   TALX Corp. (b).................       173,250
    19,000   Sawtek, Inc. (b)...............       752,875
                                              ------------
                                                   926,125
                                              ------------
Computer Software (18.5%):
    12,200   Citrix Systems, Inc. (b).......       476,563
    21,000   Digex, Inc. (b)................       217,875
     7,000   ForeFront Group, Inc. (b)......        38,500
    19,000   Geoworks (b)...................       465,500
    40,000   Microware Systems Corp. (b)....       570,000
    13,100   Netscape Communications
               Corp. (b)....................       745,063
    91,000   Oak Technology, Inc. (b).......     1,023,750
    35,000   Platinum Technology, Inc.
               (b)..........................       476,875
    84,500   Ross Systems, Inc. (b).........       813,312
                                              ------------
                                                 4,827,438
                                              ------------
Educational Services (0.9%):
    18,200   Childrens Comprehensive
               Services, Inc. (b)...........       238,875
                                              ------------

SHARES OR
PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Electronic Components (11.7%):
    21,000   Chips & Technologies, Inc.
               (b)..........................  $    383,250
       518   Comptronix Corp., Class A
               (b)..........................             5
    14,700   Micron Technology, Inc.........       428,137
    40,900   S 3, Inc. (b)..................       664,625
    55,200   Sonic Solutions, Inc. (b)......       372,600
    20,000   Triquint Semiconductor, Inc.
               (b)..........................       527,500
    14,500   Vitesse Semiconductor (b)......       659,750
                                              ------------
                                                 3,035,867
                                              ------------
Emerging Technology (1.0%):
    19,000   Electric Fuel Corp. (b)........       133,000
    12,000   General Scanning, Inc. (b).....       141,000
                                              ------------
                                                   274,000
                                              ------------
Environmental Services (0.9%):
     7,000   U.S. Filter Corp. (b)..........       222,250
                                              ------------
Human Resources (0.9%):
    21,900   SOS Staffing Services, Inc.
               (b)..........................       229,950
                                              ------------
Leisure & Recreational Products (2.4%):
    17,600   Cannondale Corp. (b)...........       396,000
    12,000   North Face, Inc. (b)...........       231,000
                                              ------------
                                                   627,000
                                              ------------
Medical--Hospitals (0.7%):
    49,000   Integrated Medical
               Resources (b)................       189,875
                                              ------------
Medical Services & Supplies (10.3%):
     8,200   Agouron Pharmaceuticals, Inc. (b)..      555,550
    18,000   Cephalon, Inc. (b).............       369,000
    16,000   HEALTHSOUTH Corp. (b)..........       618,000
    29,000   ICOS Corp. (b).................       221,125
    28,000   Innotech, Inc. (b).............       217,000
     7,200   Sola International, Inc. (b)...       273,600
    12,000   Vivus, Inc. (b)................       435,000
                                              ------------
                                                 2,689,275
                                              ------------
Oil--Field Services (2.6%):
    28,700   Pride Petroleum
               Services, Inc. (b)...........       667,275
                                              ------------
Retail--Specialty Stores (0.7%):
     6,500   Insight Enterprises, Inc.
               (b)..........................       182,000
                                              ------------
Savings & Loans (10.6%):
    18,000   Dime Community
               Bancorp, Inc. (b)............       265,500
    13,300   First Bell Bancorp, Inc........       176,225

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM SPECIAL EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

SHARES OR
PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Savings & Loans, continued
    18,700   First Federal Savings Bank of
               Colorado.....................  $    317,900
    16,000   First Savings Bank of
               Washington Bancorp, Inc......       294,000
     7,000   GreenPoint Financial Corp......       330,750
    14,000   Home Bancorp of Elgin, Inc.
               (b)..........................       189,000
    17,500   PFF Bancorp, Inc. (b)..........       260,313
    20,000   Provident Financial
               Holdings, Inc. (b)...........       280,000
    11,700   St. Paul Bancorp, Inc..........       343,688
     7,000   Washington Mutual, Inc.........       303,188
                                              ------------
                                                 2,760,564
                                              ------------
Steel (0.5%):
     7,000   Steel Dynamics, Inc. (b).......       133,875
                                              ------------
Telecommunications--Equipment (6.8%):
     7,000   Ascend Communications, Inc. (b)...      434,875
    16,700   InterVoice, Inc. (b)...........       204,575
    17,200   Verilink Corp. (b).............       571,900

SHARES OR
PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
----------   -------------------------------  ------------
COMMON STOCKS, CONTINUED:
Telecommunications--Equipment, continued
    22,000   WorldCom, Inc. (b).............  $    573,375
                                              ------------
                                                 1,784,725
                                              ------------
Total Common Stocks                             21,681,387
                                              ------------
U.S. TREASURY BILLS (6.1%):
$1,600,000   5.04%, 1/30/97.................     1,593,827
                                              ------------
  Total U.S. Treasury Bills                      1,593,827
                                              ------------
WARRANTS (0.0%):
     5,000   Alza Corp......................           625
                                              ------------
  Total Warrants                                       625
                                              ------------
MUTUAL FUNDS (6.0%):
 1,164,640   Fountain Square Treasury
               Fund.........................     1,164,640
   386,103   Fountain Square Commercial
               Paper Fund...................       386,103
                                              ------------
  Total Mutual Funds                             1,550,743
                                              ------------
  Total (cost-$24,173,510)(a)                 $ 26,071,582
                                                ==========

---------

Percentages indicated are based on net assets of $26,058,467.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation..........................   $ 3,737,578
        Unrealized depreciation..........................    (1,839,506)
                                                            -----------
        Net unrealized appreciation......................   $ 1,898,072
                                                             ==========

(b) Non-income producing securities.

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
CORPORATE BONDS (37.7%):
Banking (2.1%):
$ 1,000,000   Firstar Corp., 7.15%, 9/1/00,
                Callable 9/1/98 @ 100         $  1,007,661
                                              ------------
Financial Services (15.3%):
  1,000,000   Associates Corp., 6.75%,
                7/15/01.....................     1,004,869
  1,000,000   Bear Stearns Co., Inc., 7.63%,
                4/15/00.....................     1,031,797
  1,250,000   General Electric Capital
                Corp., 8.65%, 5/15/09,
                Callable 5/15/97 @ 100......     1,430,690
  2,000,000   Lehman Brothers Holding Co.,
                7.25%, 10/15/03.............     2,005,968
  1,000,000   Salomon, Inc., 7.00%,
                1/20/98.....................     1,007,685
  1,000,000   Smith Barney Holdings, Inc.,
                7.88%, 10/1/99..............     1,035,493
                                              ------------
                                                 7,516,502
                                              ------------
Industrial Goods & Services (9.3%):
  1,500,000   Smithkline Beecham Corp.,
                7.50%, 5/1/02...............     1,530,366
  2,000,000   Texas Instruments, Inc.,
                6.88%, 7/15/00..............     2,022,616
  1,000,000   Union Pacific Resources,
                7.00%, 10/15/06.............     1,003,154
                                              ------------
                                                 4,556,136
                                              ------------
Retail--Department Stores (2.6%):
  1,250,000   J.C. Penney Co., Inc., 7.38%,
                8/15/08.....................     1,268,032
                                              ------------
Paper Products (2.1%):
  1,000,000   International Paper Co.,
                7.00%, 6/1/01...............     1,014,203
                                              ------------
Tobacco (4.0%):
  2,000,000   Philip Morris Cos., Inc.,
                6.80%, 12/1/03..............     1,970,992
                                              ------------
Transportation & Shipping (4.3%):
  2,000,000   Norfolk Southern, 7.88%,
              2/15/04.......................     2,117,584
                                              ------------
  Total Corporate Bonds                         19,451,110
                                              ------------

 SHARES OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
PREFERRED STOCKS (4.0%):
Electrical & Electronic (2.0%):
     40,000   Southwestern Public Services,
                Series A, 7.85%, 10/21/01,
                Callable 10/21/01 @ 25.00...  $    995,000
                                              ------------
Food Related (2.0%):
     40,000   McDonald's Corp., 7.50%,
                9/30/36, Callable 12/31/01 @
                25.00.......................       980,000
                                              ------------
  Total Preferred Stocks                         1,975,000
                                              ------------
U.S. TREASURY NOTES (27.0%):
$ 1,000,000   5.38%, 5/31/98................       992,500
  2,000,000   5.88%, 11/15/99...............     1,993,750
  2,000,000   6.25%, 5/31/00................     2,008,750
  3,000,000   7.75%, 2/15/01................     3,170,625
  5,000,000   6.50%, 10/15/06...............     5,028,125
                                              ------------
  Total U.S. Treasury Notes                     13,193,750
                                              ------------
U.S. TREASURY BONDS (6.1%):
  3,000,000   5.63%, 11/30/98...............     2,984,064
                                              ------------
  Total U.S. Treasury Bonds                      2,984,064
                                              ------------
U.S. GOVERNMENT AGENCIES (20.3%):
Federal Home Loan Mortgage Corp.:
  3,000,000   6.89%, 9/26/05................     2,978,292
  2,000,000   6.00%, 9/25/06................     1,958,080
  1,000,000   7.02%, 4/10/06................       999,094
  1,000,000   7.00%, 8/15/07................       993,300
  1,000,000   6.50%, 2/15/08................       981,805
Government National Mortgage Assoc.:
  2,000,000   7.00%, 12/16/06...............     1,995,580
                                              ------------
  Total U.S. Government Agencies                 9,906,151
                                              ------------
INVESTMENT COMPANIES (1.6%):
    793,135   Fountain Square Treasury
                Fund........................       793,134
                                              ------------
  Total Investments Companies                      793,134
                                              ------------
  Total (Cost-$48,295,225)(a)                  $48,303,209
                                                ==========

---------

Percentages indicated are based on net assets of $48,959,269

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation..........................  $ 340,509
        Unrealized depreciation..........................   (332,525)
                                                           ---------
        Net unrealized appreciation......................  $   7,984
                                                           =========

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE MONOGRAM INCOME EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
COMMON STOCKS (82.6%):
Aerospace/Defense (2.8%):
      8,000   Raytheon Co...................  $    385,000
     12,500   Sundstrand Corp...............       531,250
                                              ------------
                                                   916,250
                                              ------------
Automobiles (1.5%):
     15,000   Ford Motor Co.................       478,125
                                              ------------
Automotive Parts (1.4%):
     28,000   Excel Industries, Inc.........       465,500
                                              ------------
Banking (2.4%):
      8,800   Fort Wayne National Corp......       334,400
     15,000   Magna Group, Inc..............       442,500
                                              ------------
                                                   776,900
                                              ------------
Chemicals & Allied Parts (6.5%):
      9,000   Betz Laboratories, Inc........       526,500
     20,000   Calgon Carbon Corp............       245,000
     10,000   Great Lakes Chemical Corp.....       467,500
     11,000   Lubrizol Corp.................       341,000
     25,000   Hanna (M. A.) Co..............       546,875
                                              ------------
                                                 2,126,875
                                              ------------
Communications Equipment (5.7%):
      9,000   General Motors Corp.--Class
                H...........................       506,250
      5,000   Harris Corp...................       343,125
     16,700   L. M. Ericsson Telephone Co.
                ADR.........................       504,131
      8,000   Motorola, Inc.................       491,000
                                              ------------
                                                 1,844,506
                                              ------------
Computer Services (1.5%):
     11,000   Electronic Data Systems
                Corp........................       475,750
                                              ------------
Construction--Engineering (1.1%):
     10,000   Foster Wheeler Corp...........       371,250
                                              ------------
Cosmetics & Toiletries (1.4%):
      8,000   Avon Products, Inc............       457,000
                                              ------------
Electrical Equipment (4.9%):
     12,000   AMP, Inc......................       460,500
      6,200   Emerson Electric Co...........       599,850
     21,000   Esterline Technologies, Corp.
                (b).........................       548,625
                                              ------------
                                                 1,608,975
                                              ------------
Environmental Services (1.7%):
     21,100   Browning-Ferris Industries,
                Inc.........................       553,875
                                              ------------

 SHARES OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
COMMON STOCKS, CONTINUED:
Financial Services (3.7%):
     11,000   H & R Block, Inc..............  $    319,000
     10,000   Morgan Stanley Group, Inc.....       571,250
     14,480   PIMCO Advisors L. P...........       325,800
                                              ------------
                                                 1,216,050
                                              ------------
Insurance (6.5%):
     20,000   Le Salle RE Holdings                 585,000
      9,000   Lincoln National Corp.........       472,500
     17,000   Travelers/Aetna Property &
                Casualty Corp...............       601,375
     22,000   USF&G Corp....................       459,250
                                              ------------
                                                 2,118,125
                                              ------------
Machinery & Equipment (1.7%):
      6,000   Deere & Co....................       243,750
     15,900   Keystone International,
                Inc.........................       319,987
                                              ------------
                                                   563,737
                                              ------------
Medical Equipment & Supplies (0.9%):
     10,000   Bard (C. R.), Inc.............       280,000
                                              ------------
Mining (4.0%):
     30,000   Homestake Mining Co...........       427,500
     11,000   IMC Global Strypes............       441,375
      5,000   Potash Corp. of
                Saskatchewan, Inc...........       425,000
                                              ------------
                                                 1,293,875
                                              ------------
Oil--Integrated Companies (1.6%):
      4,000   Atlantic Richfield Co.........       530,000
                                              ------------
Pharmaceuticals (5.8%):
      9,000   Abbott Laboratories...........       456,750
      6,000   Bristol-Myers Squibb Co.......       652,500
     14,700   IVAX Corp.....................       150,675
      8,000   Merck & Co., Inc..............       634,000
                                              ------------
                                                 1,893,925
                                              ------------
Petroleum Refining (3.6%):
      8,000   MAPCO, Inc....................       272,000
     10,000   Phillips Petroleum Co.........       442,500
     19,000   USX--Marathon Group...........       453,625
                                              ------------
                                                 1,168,125
                                              ------------
Office--Automation & Equipment (0.8%):
      5,000   Xerox Corp....................       263,125
                                              ------------

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM INCOME EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
COMMON STOCKS, CONTINUED:
Publishing (3.2%):
     17,000   American Greetings Corp.......  $    482,375
      7,000   Tribune Co....................       552,125
                                              ------------
                                                 1,034,500
                                              ------------
Railroad (1.4%):
     10,000   Kansas City Southern
                Industries, Inc.............       450,000
                                              ------------
Real Estate Investment Trust (6.2%):
     22,000   Burnham Pacific Properties,
                Inc.                               330,000
     12,000   Hospitality Properties
                Trust.......................       348,000
     10,000   Prentiss Properties Trust.....       250,000
     24,000   Thornburg Mortgage Asset
                Corp........................       513,000
     23,800   Wellsford Residential Property
                Trust.......................       577,150
                                              ------------
                                                 2,018,150
                                              ------------
Retail (2.9%):
      9,000   J.C. Penney Co., Inc..........       438,750
     10,000   Long's Drug Stores, Inc.......       491,250
          1   Price/Costco Inc. (b).........            25
                                              ------------
                                                   930,025
                                              ------------
Steel (1.1%):
     10,000   Carpenter Technology Corp.....       366,250
                                              ------------
Tires & Rubber Products (1.5%):
     25,000   Cooper Tire & Rubber Co.......       493,750
                                              ------------
Telecommunications (2.6%):
     10,000   Alltel Corp...................       313,750
     17,000   US West Communications,
                Inc.........................       548,250
                                              ------------
                                                   862,000
                                              ------------
Utilities--Electric (4.2%):
     13,000   American Electric Power,
                Co..........................       534,625
     16,000   Houston Industries, Inc.......       362,000
     22,000   Montana Power Co..............       470,250
                                              ------------
                                                 1,366,875
                                              ------------
Total Common Stocks                             26,923,518
                                              ------------
PREFERRED STOCKS (6.3%):
Financial Services (2.1%):
      6,000   Conseco, Inc., 7.00%, 2/1/00,
                Callable 2/1/99 @ 62.20.....       682,500
                                              ------------

 SHARES OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
PREFERRED STOCKS, CONTINUED:
Industrial (1.7%):
      8,000   Airtouch Communications,
                Series B, 6.00%, 8/16/99....  $    218,000
     14,000   Snyder Oil Corp., Callable
                3/31/ 97 @ 25.90............       339,500
                                              ------------
                                                   557,500
                                              ------------
Retail Stores (0.9%):
      6,000   K Mart Preferred, 7.75%,
                6/15/16, Callable 6/17/99 @
                52.71.......................       292,500
                                              ------------
Toys (1.6%):
     50,000   Tyco Toys, Inc., Series C,
                Callable 7/1/99 @ 5.10......       506,250
                                              -----------
  Total Preferred Stocks                         2,038,750
                                              ------------
MUTUAL FUNDS (6.1%):
  1,037,698   Fountain Square Treasury Fund      1,037,698
    950,287   Fountain Square Commercial
                Paper Fund..................       950,287
                                              ------------
                                                 1,987,985
                                              ------------
CONVERTIBLE BONDS (8.1%):
Industrial Goods & Services (4.4%):
$   300,000   General Instrument Corp.,
                5.00%, 6/15/00, Callable
                6/15/97 @ 102.14............       319,500
    150,000   IVAC Corp. 6.50%, 11/15/01,
                Callable 11/15/97 @
                100.93......................       139,688
    450,000   Mascotech 4.50%, 12/15/03,
                Callable 12/15/97, @
                102.50......................       363,375
    285,000   Oryx Energy Co. 7.50%,
                5/15/14, Callable 5/15/98 @
                101.50......................       274,313
    400,000   Park Electrochem 5.50%,
                3/1/06, Callable 3/1/99 @
                102.75......................       350,000
                                              ------------
                                                 1,446,876
                                              ------------
Metals And Mining (1.2%):
    400,000   Coeur D'Alene Mines Corp.
                6.38%, 1/31/04, Callable
                1/31/97 @ 103.64............       370,500
                                              ------------
Technology (2.5%):
    450,000   Integrated Device Technology
                5.50%, 6/1/02, Callable
                6/2/98 @ 102.75.............       397,125

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM INCOME EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1996
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL               SECURITY
  AMOUNT               DESCRIPTION               VALUE
-----------   ------------------------------  ------------
CONVERTIBLE BONDS, CONTINUED:
Technology, continued:
$   500,000   Telxon Cvt. 5.75%, 1/1/03,
                Callable 1/5/99 @ 103.29....  $    411,875
                                              ------------
                                                   809,000
                                              ------------
  Total Convertible Bonds                        2,626,376
                                              ------------
  Total (Cost--$28,424,948)                   $ 33,576,629
                                                ==========

---------

Percentages indicated are based on net assets of $32,580,369.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation..........................   $ 5,839,635
        Unrealized depreciation..........................      (687,954)
                                                            -----------
        Net unrealized appreciation......................   $ 5,151,681
                                                             ==========

(b) Non-income producing securities.

                       See notes to financial statements.

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                                  (Unaudited)

1.   ORGANIZATION:

     The Sessions Group (the "Group") was organized on April 25, 1988 as an Ohio business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Group is authorized to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Group offers shares of a number of different series or portfolios including the following series for which 1st Source Bank serves as investment adviser: shares of the 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund, and the 1st Source Monogram Income Equity Fund (collectively, the "Funds" and individually, a "Fund").

     The investment objective for each of the Diversified Equity Fund and the Special Equity Fund is capital appreciation. The investment objectives of the Income Equity Fund are capital appreciation with current income as a secondary objective. The investment objective of the Income Fund is current income consistent with preservation of capital.

     Sales of shares of the Funds may be made to customers of 1st Source Bank and its affiliates, to all accounts of correspondent banks of 1st Source Bank and to the general public.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Group in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

        SECURITIES VALUATION:

        Investments in common and preferred stocks, corporate bonds, commercial paper, municipal securities and U.S. Government securities of the Diversified Equity Fund, the Special Equity Fund, the Income Fund, the Income Equity Fund are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange or NASDAQ Market) in which such securities are normally traded. Investments in investment companies are valued at their net asset values as reported by such companies. Other securities for which quotations are not readily available are valued at their fair value under procedures established by the Group's Board of Trustees. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1996
                                  (Unaudited)

        SECURITY TRANSACTIONS AND RELATED INCOME:

        Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

        REPURCHASE AGREEMENTS:

        The Funds may acquire repurchase agreements from financial institutions such as banks and broker dealers which 1st Source Bank deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

        REVERSE REPURCHASE AGREEMENTS:

        The Funds may borrow for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker/dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it places in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure such equivalent value is maintained at all times. Reverse repurchase agreements are considered to be borrowing by the Funds under the 1940 Act.

        DERIVATIVES:

        A derivative is defined as a financial instrument whose value is derived from the performance of underlying assets, interest rate and currency exchange rates, or indices, and include (but are not limited to) structured debt obligations, interest rate and currency swaps, future contracts, options, and forward currency contracts. The Funds may invest in structured debt obligations for the purpose of mitigating interest rate risk in the portfolio. Such structured debt obligations have floating interest rates that reset to various indices, which may include swap rates or floors, and which reset at periodic intervals, as disclosed in the accompanying Schedules of Portfolio Investments. Risks of entering into such transactions include the potential inability of the dealer to meet their obligations and

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1996
                                  (Unaudited)

        unanticipated movements in the value of the security or the underlying assets or indices. It is possible that the Funds will incur a loss as a result of their investments in derivative instruments. It is the Fund's policy to the extent that there exists no readily available market for such securities, that the investment will be treated as an illiquid security for purposes of calculating the Funds' limitation on investments in illiquid securities as set forth in the Funds' investment restrictions.

        DIVIDENDS TO SHAREHOLDERS:

        A dividend for each of the Funds, other than the Special Equity Fund, is declared monthly at the close of business on the day of declaration and is paid monthly. A dividend for the Special Equity Fund is declared quarterly at the close of business on the day of declaration and is paid quarterly. Each such dividend consists of an amount of accumulated undistributed net income of that Fund as determined necessary or appropriate by the appropriate officers of the Group.

        Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, expiring capital loss carry forwards, and deferral of certain losses.

        FEDERAL INCOME TAXES:

        It is the policy of each of the Funds to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

        ORGANIZATION COSTS:

        All expenses in connection with each Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Funds. Such expenses are amortized over a period of five years commencing with the date of the initial public offering.

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1996
                                  (Unaudited)

3.   PURCHASES AND SALES OF PORTFOLIO SECURITIES:

     Purchases and sales of portfolio securities (excluding short-term securities) for the period ended December 31, 1996 are as follows (Commencement of operations for the funds was September 20, 1996, September 19, 1996, September 23, 1996, and September 24, 1996, respectively):

                                                                       PURCHASES        SALES
                                                                      -----------    -----------
    Diversified Equity Fund........................................   $17,556,643    $13,899,698
    Special Equity Fund............................................     9,742,055      7,820,298
    Income Fund....................................................    34,272,558     31,542,418
    Income Equity Fund.............................................     8,024,617      4,222,759

4.   RELATED PARTY TRANSACTIONS:

     Investment advisory services are provided to the Funds by 1st Source Bank. Under the terms of the investment advisory agreement, 1st Source Bank is entitled to receive fees based on a percentage of the average net assets of each Fund. 1st Source Bank has agreed that if the aggregate expenses of the Funds, as defined, for any fiscal year exceed limitations of any state having jurisdiction over the Funds, 1st Source Bank will refund to the Funds, or otherwise bear, such excess. Such limitation did not affect the calculation of the investment advisory fees during the period ended December 31, 1996.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, and BISYS Fund Services, Inc. ("BISYS Services") are subsidiaries of The BISYS Group, Inc.

     BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator and distributor. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS fees are computed daily as a percentage of the average net assets of each Fund. BISYS Services serves the Funds as Transfer Agent and Fund Accountant.

     The Group has adopted a Distribution and Shareholder Service Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which each Fund is authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund. These fees are used by BISYS to pay banks, including 1st Source Bank, broker dealers and other institutions, or to reimburse BISYS or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares.

     The Group has adopted an Administrative Services Plan, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, which may include 1st Source Bank, its correspondent and affiliated banks and BISYS, for providing ministerial, recordkeeping and/or adminis-

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1996
                                  (Unaudited)

     trative support services to their customers who are the beneficial or record owners of a Fund. The compensation which may be paid under the Administrative Services Plan is a fee computed daily at an annual rate of up to 0.25% of the average daily net asset value of a Fund. The Group has not implemented such plan as of December 31, 1996.

     BISYS is also entitled to receive commissions on sales of shares of the variable net asset value funds. For the period ended December 31, 1996, BISYS received $1,222 from commissions earned on sales of shares of the variable net asset value funds, of which $995 was reallowed to affiliated broker/dealers.

     Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

     Information regarding these transactions is as follows for the period ended December 31, 1996:

                                                   DIVERSIFIED      SPECIAL                   INCOME
                                                     EQUITY         EQUITY       INCOME       EQUITY
                                                      FUND           FUND         FUND         FUND
                                                   -----------      -------      -------      -------
    INVESTMENT ADVISORY:
    Annual fee before voluntary fee reductions
      (percentage of average net assets)........        1.10%           .80%         .55%         .80%
    Voluntary fee reductions....................          --             --           --           --
    ADMINISTRATION FEES:
    Annual fee before voluntary fee reductions
      (percentage of average net assets)........         .20%           .20%         .20%         .20%
    Voluntary fee reductions....................          --             --           --           --

    12B-1 FEES:
    Annual fee before voluntary fee reductions
      (percentage of average net assets)........         .25%           .25%         .25%         .25%
    Voluntary fee reductions....................     $46,151        $18,094      $33,240      $21,178

    FUND ACCOUNTANT FEES........................     $ 8,168        $ 5,087      $ 3,626      $ 3,170

    TRANSFER AGENT FEES.........................     $ 7,760        $ 6,489      $ 6,465      $ 6,626

5.   ACQUISITION OF COMMON TRUST FUNDS

     On September 20, 1996, September 19, 1996, September 23, 1996, September 24, 1996, respectively, the Diversified Equity, Special Equity, Income, and Income Equity Funds acquired all of the assets of the Diversified Equity, Special Equity Income, and Income Equity Common Trust Funds of 1st Source

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1996
                                  (Unaudited)

     Bank. The following is a summary of shares issued, net assets acquired, net asset value per share and unrealized appreciation (depreciation) as of the dates of acquisition:

                                             DIVERSIFIED      SPECIAL                       INCOME
                                               EQUITY         EQUITY         INCOME         EQUITY
                                             -----------    -----------    -----------    -----------
    Shares................................     6,620,301      2,687,767      3,096,895      4,788,284
    Net Assets............................   $66,203,008    $26,877,666    $30,968,953    $47,882,850
    Net Asset Value.......................   $     10.00    $     10.00    $     10.00    $     10.00
    Unrealized Appreciation
      (Depreciation)......................   $ 8,888,125    $ 2,343,983    $  (926,960)   $ 3,626,554

                                   Continued

THE SESSIONS GROUP
1ST SOURCE MONOGRAM FUNDS

                              FINANCIAL HIGHLIGHTS
                                  (Unaudited)

                                                        DIVERSIFIED       SPECIAL                          INCOME
                                                           EQUITY          EQUITY          INCOME          EQUITY
                                                        ------------    ------------    ------------    ------------
                                                         FOR PERIOD      FOR PERIOD      FOR PERIOD      FOR PERIOD
                                                           ENDED           ENDED           ENDED           ENDED
                                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          1996 (C)        1996 (C)        1996 (C)        1996 (C)
                                                        ------------    ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................     $  10.00        $  10.00        $  10.00        $  10.00
                                                        ------------    ------------    ------------    ------------
INVESTMENT ACTIVITIES
  Net investment income..............................           --              --            0.16            0.08
  Net realized gains (losses) on investments.........         0.42            0.16           (0.02)           0.30
  Net unrealized gains (losses) on investments.......         0.26           (0.16)           0.19            0.48
                                                        ------------    ------------    ------------    ------------
    Total from Investment Activities.................         0.68            0.00            0.33            0.86
                                                        ------------    ------------    ------------    ------------
DISTRIBUTIONS
  Net investment income..............................           --              --           (0.16)          (0.08)
  In excess of net investment income.................           --              --              --              --
  Net realized gains.................................        (0.22)          (0.16)             --           (0.05)
  In excess of realized gains........................           --           (0.15)             --              --
                                                        ------------    ------------    ------------    ------------
    Total Distributions..............................        (0.22)          (0.31)          (0.16)          (0.13)
                                                        ------------    ------------    ------------    ------------
Capital transactions.................................           --              --              --              --
                                                        ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF PERIOD.......................     $  10.46        $   9.69        $  10.17        $  10.73
                                                        =============   =============   =============   =============
Total Return (excludes sales charge).................         8.61%(a)       -2.30%(a)        4.38%(a)       10.25%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, at end of period (000).................     $ 65,681        $ 26,058        $ 48,959        $ 32,580
  Ratio of expenses to average net assets............         1.57%(b)        1.33%(b)        1.01%(b)        1.32%(b)
  Ratio of net investment income to average net
    assets...........................................        -0.08%(b)       -0.11%(b)        1.31%(b)        2.39%(b)
  Ratio of expenses to average net assets*...........         1.82%(b)        1.58%(b)        1.26%(b)        1.57%(b)
  Ratio of net investment income to average net
    assets*..........................................        -0.33%(b)       -0.36%(b)        1.06%(b)        2.14%(b)
  Portfolio Turnover Rate............................           23%             37%             71%             14%

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized. The quoted return of the Portfolio includes performance of certain collective trust portfolio ("Commingled") accounts for the periods from June 30, 1985, November 30, 1985, June 30, 1985, and November 30, 1985,
    respectively, to the mutual fund's commencement of operations.

(b) Annualized

(c) Commencement of the Funds began September 20, September 19, September 23, and September 24, respectively.

                       See notes to financial statements.

                                    APPENDIX

         Commercial Paper Ratings. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debt considered short term in the relevant market. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Commercial paper rated A-2 by S&P indicates that capacity for timely payment on issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 by S&P indicates adequate capacity for timely payment. Such paper is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Commercial paper rated B by S&P is regarded as having only speculative capacity for timely payment. Commercial paper rated C by S&P is regarded as short-term obligations with a doubtful capacity for payment. Commercial paper rated D by S&P is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

         Moody's Investors Service, Inc.'s ("Moody's") commercial paper rating are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Commercial paper rated F-1+ by Fitch Investors Service ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated F-1 by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., F-1+. Commercial paper rated F-2 by Fitch is regarded as having a satisfactory degree of assurance of timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings. Commercial paper rated F-3 by Fitch is regarded as having characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade. Commercial paper rated F-S by Fitch is regarded as having characteristics suggesting a minimal degree of assurance for timely payment and is vulnerable to near term adverse changes in financial and economic conditions. Commercial paper rated D by Fitch is in actual or imminent payment default.

         The description of the three highest short-term debt ratings by Duff & Phelps, Inc. ("Duff") (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category) are as follows. Duff 1+ is regarded as having the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 is regarded as having a very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- is regarded as having a high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are minor. Duff 2 is regarded as having a good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 is regarded as having a satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4 is considered as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 indicates that the issuer has failed to meet scheduled principal and/or interest payments.

         Commercial paper rated A1 by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA") is regarded by IBCA as obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned. Obligations rated A2 are supported by a good capacity for timely repayment. Obligations rated A3 are supported by a satisfactory capacity for timely repayment. Obligations rated B are those for which there is an uncertainty as to the capacity to ensure timely repayment. Obligations rated C are those for which there is a high risk of default or which are currently in default.

         The following summarizes the description of the three highest short-term ratings of Thomson BankWatch, Inc. ("Thomson"). TBW-1 is the highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category indicating that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1." TBW-3 is the lowest investment grade category and indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. TBW-4 is the lowest rating category and is regarded as non-investment grade and therefore speculative.

         The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

         Corporate Debt Ratings. A S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         The following summarizes the three highest ratings used by Moody's for corporate debt. Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa through A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         The following summarizes the three highest long-term debt ratings by Duff. Debt rated AAA has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA has a high credit quality and protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated A has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         To provide more detailed indications of credit quality, the ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

         The following summarizes the three highest long-term debt ratings by Fitch (except for AAA ratings, plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+." Bonds rated as A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         The following summarizes IBCA's three highest long-term debt ratings. Obligations rated AAA are those for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA are those for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly. Obligations rated A are those for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         The following summarizes Thomson's description of its three highest long-term debt ratings (Thomson may include a plus (+) or minus (-) designation to indicate where within the respective category the issue is placed). AAA is the highest category and indicates that the ability to repay principal and interest on a timely basis is very high. AA is the second highest category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. A is the third highest category and indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Municipal Obligations Ratings

         The following summarizes the three highest ratings used by Moody's for state and municipal short-term obligations. Obligations bearing MIG-1 or VMIG-1 designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2 or VMIG-2 denote high quality with ample margins of protection although not so large as in the preceding rating group. Obligations bearing MIG-3 or VMIG-3 denote favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         S&P SP-1, SP-2, and SP-3 municipal note ratings (the three highest ratings assigned) are described as follows:

                  "SP-1": Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

                  "SP-2": Satisfactory capacity to pay principal and interest.

                  "SP-3": Speculative capacity to pay principal and interest.

         The following summarizes the three highest ratings used by Moody's for state and municipal bonds:

                  "Aaa": Bonds judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa": Bonds judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  "A": Bonds which possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         The following summarizes the three highest ratings used by S&P for state and municipal bonds:

                  "AAA": Debt which has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                  "AA": Debt which has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

                  "A": Debt which has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations of the U.S. Government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal

Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

                             Registration Statement
                                       of
                               THE SESSIONS GROUP
                                       on
                                    Form N-1A

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    (a)  Financial Statements:

         Included in Part A:

         (i)      Riverside Capital Money Market Fund

                  Financial Highlights

         (ii)     Riverside Capital Value Equity Fund

                  Financial Highlights

         (iii)    Riverside Capital Fixed Income Fund

                  Financial Highlights

         (iv)     Riverside Capital Tennessee Municipal Obligations Fund

                  Financial Highlights

         (v)      Riverside Capital Low Duration Government Securities Fund

                  Financial Highlights

         (vi)     Riverside Capital Growth Fund

                  Financial Highlights


         (vii)    KeyPremier Prime Money Market Fund

                  Financial Highlights

         (viii)   KeyPremier Pennsylvania Municipal Bond Fund

                  Financial Highlights

         (ix)     1st Source Monogram U.S. Treasury Obligations Money Market
                  Fund

                  None


         (x)      1st Source Monogram Diversified Equity Fund

                  Financial Highlights

         (xi)     1st Source Monogram Income Equity Fund

                  Financial Highlights

         (xii)    1st Source Monogram Special Equity Fund

                  Financial Highlights

         (xiii)   1st Source Monogram Income Fund

                  Financial Highlights


         (xiv)    1st Source Monogram Intermediate Tax-Free Bond Fund

                  None

         (xv)     KeyPremier Established Growth Fund

                  None

         (xvi)    KeyPremier Intermediate Term Income Fund

                  None

         (xvii)   KeyPremier Aggressive Growth Fund

                  None

         Included in Part B:

         (i)      Riverside Capital Money Market Fund

                  Independent Auditors' Report dated August 26, 1996.

                  Statements of Assets and Liabilities dated June 30, 1996.

                  Statements of Operations for the year ended June 30, 1996.

                  Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                  Schedule of Portfolio Investments as of June 30, 1996.

                  Notes to Financial Statements.

                  Financial Highlights for the years ended June 30, 1996, 1995, 1994, 1993 and 1992.

         (ii)     Riverside Capital Value Equity Fund

                  Independent Auditors' Report dated August 26, 1996.

                  Statements of Assets and Liabilities dated June 30, 1996.

                  Statements of Operations for the year ended June 30, 1996.

                  Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                  Schedule of Portfolio Investments as of June 30, 1996.

                  Notes to Financial Statements.

                  Financial Highlights for the years ended June 30, 1996, 1995, 1994 and 1993, and the period from commencement of operations (October 31, 1991) to June 30, 1992.

         (iii)    Riverside Capital Fixed Income Fund

                  Independent Auditors' Report dated August 26, 1996.

                  Statements of Assets and Liabilities dated June 30, 1996.

                  Statements of Operations for the year ended June 30, 1996.

                  Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                  Schedule of Portfolio Investments as of June 30, 1996.

                  Notes to Financial Statements.

                  Financial Highlights for the years ended June 30, 1996, 1995, 1994 and 1993, and the period from commencement of operations (October 31, 1991) to June 30, 1992.

         (iv)     Riverside Capital Tennessee Municipal Obligations Fund

                  Independent Auditors' Report dated August 26, 1996.

                  Statements of Assets and Liabilities at June 30, 1996.

                  Statements of Operations for the year ended June 30, 1996.

                  Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                  Schedule of Portfolio Investments as of June 30, 1996.

                  Notes to Financial Statements.

                  Financial Highlights for the years ended June 30, 1996, 1995 and 1994, and for the period from commencement of operations (November 4, 1992) to June 30, 1993.

         (v)      Riverside Capital Low Duration Government Securities Fund

                  Independent Auditor's Report dated August 26, 1996.

                  Statements of Assets and Liabilities at June 30, 1996.

                  Statements of Operations for the year ended June 30, 1996.

                  Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                  Schedule of Portfolio Investments as of June 30, 1996.

                  Notes to Financial Statements.

                  Financial Highlights for the year ended June 30, 1996 and 1995, and for the period from commencement of operations (April 18, 1994) to June 30, 1994.

         (vi)     Riverside Capital Growth Fund

                  Independent Auditor's Report dated August 26, 1996.

                  Statements of Assets and Liabilities at June 30, 1996.

                  Statements of Operations for the year ended June 30, 1996.

                  Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                  Schedule of Portfolio Investments as of June 30, 1996.

                  Notes to Financial Statements.

                  Financial Highlights for the year ended June 30, 1996 and 1995, and for the period from commencement of operations (April 18, 1994) to June 30, 1994.

         (vii)    KeyPremier Prime Money Market Fund


                  Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                  Statements of Operations for the period ended December 31, 1996 (unaudited).

                  Statements of Change in Net Assets for the period ended December 31, 1996 (unaudited).

                  Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                  Notes to Financial Statements as of December 31, 1996 (unaudited).

                  Financial Highlights for the period from commencement of operations (October 7, 1996) to December 31, 1996 (unaudited).

         (viii)   KeyPremier Pennsylvania Municipal Bond Fund

                  Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                  statements of Operations for the period ended December 31, 1996 (unaudited).

                  Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                  Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                  Notes to Financial Statements as of December 31, 1996 (unaudited).

                  Financial Highlights for the period from commencement of operations (October 1, 1996) to December 31, 1996 (unaudited).


         (ix)     1st Source Monogram U.S. Treasury Obligations Money Market
                  Fund

                  To be filed by amendment.

         (x)      1st Source Monogram Diversified Equity Fund


                  Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                  Statements of Operations for the period ended December 31, 1996 (unaudited).

                  Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                  Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                  Notes to Financial Statements as of December 31, 1996 (unaudited).

                  Financial Highlights for the period from commencement of operations (September 20, 1996) to December 31, 1996 (unaudited).

         (xi)     1st Source Monogram Income Equity Fund

                  Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                  Statements of Operations for the period ended December 31, 1996 (unaudited).

                  Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                  Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                  Notes to Financial Statements as of December 31, 1996 (unaudited).

                  Financial Highlights for the period from commencement of operations (September 24, 1996) to December 31, 1996 (unaudited).

         (xii)    1st Source Monogram Special Equity Fund

                  Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                  Statements of Operations for the period ended December 31, 1996 (unaudited).

                  Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                  Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                  Notes to Financial Statements as of December 31, 1996 (unaudited).

                  Financial Highlights for the period from commencement of operations (September 19, 1996) to December 31, 1996 (unaudited).

         (xiii)   1st Source Monogram Income Fund

                  Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                  Statements of Operations for the period ended December 31, 1996 (unaudited).

                  Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                  Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                  Notes to Financial Statements as of December 31, 1996 (unaudited).

                  Financial Highlights for the period from commencement of operations (September 23, 1996) to December 31, 1996 (unaudited).


         (xiv)    1st Source Monogram Intermediate Tax-Free Bond Fund

                  To be filed by amendment.

         (xv)     KeyPremier Established Growth Fund

                  To be filed by amendment.

         (xvi)    KeyPremier Intermediate Term Income Fund

                  To be filed by amendment.

         (xvii)   KeyPremier Aggressive Growth Fund

                  To be filed by amendment.

         (xviii) All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.

         (b) Exhibits:

             (1)      (a)  Declaration of Trust, dated as of April 25, 1988, is
                           incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (b) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted August 15, 1989, is incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (c) Amendment of Article V, Section 5.3 of Declaration of Trust adopted October 23, 1989, is incorporated by reference to Exhibit (1)(c) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (d) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted July 23, 1991, is incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (e) Amendment of Article IV, Section 4.2 of Declaration of Trust as adopted August 13, 1992, is incorporated by reference to Exhibit (1)(e) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (f) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted October 28, 1992, is incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (g) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted February 18, 1994, is incorporated by reference to Exhibit (1)(g) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (h) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted May 16, 1994, is incorporated by reference to Exhibit (1)(h) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (i) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted April 10, 1996, is incorporated by reference to Exhibit (1)(i) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (j) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted May 16, 1996, is incorporated by reference to Exhibit (1)(j) of Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.

                      (k) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted August 15, 1996, is incorporated by reference to Exhibit (1)(k) of Post-Effective Amendment No. 36 to Registrant's Registration Statement (No. 33-21489) filed on August 16, 1996.


                      (l) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted September 27, 1996 is incorporated by reference to Exhibit (1)(l) of Post-Effective Amendment No. 38 to Registrant's Registration Statement (No. 33- 21489) filed on November 15, 1996.

                      (m) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted as of January 14, 1997.

             (2) By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

             (3)      None.

             (4) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, filed as Exhibit 1 hereto, define rights of holders of Shares.

             (5)      (a)  Investment Advisory Agreement dated as of July 19,
                           1988, between Registrant and National Bank of Commerce (with respect to Riverside Capital Money Market Fund) is incorporated by reference to Exhibit
                           (5)(a) of Post-Effective Amendment No. 34 to
                           Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (b) Investment Advisory Agreement dated as of September 20, 1991, between Registrant and National Bank of Commerce (with respect to Riverside Capital Value Equity Fund and Riverside Capital Fixed Income Fund) is incorporated by reference to Exhibit (5)(b) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (c) Investment Advisory Agreement dated as of October 27, 1992, between Registrant and National Bank of Commerce (with respect to Riverside Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit (5)(c) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (d) Investment Advisory Agreement dated April 5, 1994, as amended June 3, 1994, between Registrant and National Bank of Commerce (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (5)(d) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (e) Investment Advisory Agreement dated July 9, 1996, as amended as of January 29, 1997, between Registrant and Martindale Andres & Company, Inc. (with respect to the KeyPremier Funds).


                      (f) Investment Advisory Agreement dated August 20, 1996, between Registrant and 1st Source Bank (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (5)(f) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                      (g) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Miller, Anderson and Sherrerd, LLP (with respect to 1st Source Monogram Diversified Equity Fund) is incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                      (h) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Loomis Sayles & Company, L.P. (with respect to 1st Source Monogram Diversified Equity Fund) is incorporated by reference to Exhibit (5)(h) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                      (i) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Columbus Circle Investors (with respect to 1st Source Monogram Diversified Equity Fund) is incorporated by reference to Exhibit (5)(i) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

             (6)      (a)  Distribution Agreement dated October 1, 1993, as
                           amended as of June 3, 1994, between Registrant and The Winsbury Company Limited Partnership is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (b) Form of Selected Dealer Agreement is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 34 to

                           Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.


                      (c) Distribution Agreement dated as of July 9, 1996, as amended as of January 29, 1997, between Registrant and BISYS Fund Services Limited Partnership (relating to the KeyPremier Funds).


                      (d) Form of Shareholder Services Agreement is incorporated by reference to Exhibit (6)(d) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                      (e) Distribution Agreement dated as of August 20, 1996, between Registrant and BISYS Fund Services Limited Partnership (relating to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (6)(e) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

             (7)      None.

             (8)      (a)  Custodial Services Agreement dated as of March 1,
                           1995, between Registrant and National City Bank (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 33 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1995.


                      (b) Custody Agreement dated July 9, 1996, as amended as of January 29, 1997, between Registrant and The Bank of New York (with respect to the KeyPremier Funds).


                      (c) Custody Agreement dated August 20, 1996, between Registrant and The Fifth Third Bank (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (8)(c) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.


                      (d) Cash Management and Related Services Agreement dated September 24, 1996, as amended as of January 29, 1997, between Registrant and The Bank of New York.

             (9)      (a)  Management and Administration Agreement dated August
                           23, 1990, as amended October 27, 1992, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 25 to Registrant's Registration Statement (No. 33-21489) filed on April 27, 1993.

                      (g) Transfer Agency Agreement dated as of September 1, 1992, as amended as of May 1, 1994, between Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Service Corporation) (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (9)(g) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (h) Fund Accounting Agreement dated February 4, 1993, between Registrant and The Winsbury Service Corporation (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit (9)(h) of Post-Effective Amendment No. 25 to Registrant's Registration Statement (No. 33-21489) filed on April 27, 1993.

                      (r) Administrative Services Plan effective October 19, 1993 is incorporated by reference to Exhibit (9)(r) of Post-Effective Amendment No. 28 to Registrant's Registration Statement (No. 33-21489) filed on February 4, 1994.

                      (s) Servicing Agreement to Administrative Services Plan dated as of October 19, 1993, between Registrant and National Bank of Commerce (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations
                           Fund) is incorporated by reference to Exhibit (9)(s) of Post-Effective Amendment No. 29 to Registrant's Registration Statement (No. 33-21489) filed on April 4, 1994.

                      (u) Management and Administration Agreement between Registrant and The Winsbury Company Limited Partnership dated April 5, 1994, as amended as of June 3, 1994 (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (9)(u) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (v) Fund Accounting Agreement dated April 5, 1994, as amended June 3, 1994, between Registrant and The Winsbury Service Corporation (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (9)(v) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (w) Servicing Agreement to Administrative Services Plan dated April 5, 1994, between Registrant and National Bank of Commerce (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (9)(w) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.


                      (x) Management and Administration Agreement dated July 9, 1996, as amended as of January 29, 1997, between Registrant and BISYS Fund Services Limited Partnership (with respect to the KeyPremier Funds).

                      (y) Fund Accounting Agreement dated July 9, 1996, as amended as of January 29, 1997, between Registrant and BISYS Fund Services, Inc. (with respect to the KeyPremier Funds).

                      (z) Transfer Agency Agreement dated July 9, 1996, as amended as of January 29, 1997, between Registrant and BISYS Fund Services, Inc. (with respect to the KeyPremier Funds).


                      (aa) Management and Administration Agreement dated August
                           20, 1996, between Registrant and BISYS Fund Services Limited Partnership (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (9)(aa) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                      (ab) Fund Accounting Agreement dated August 20, 1996,
                           between Registrant and BISYS Fund Services, Inc. (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (9)(ab) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                      (ac) Transfer Agency Agreement dated August 20, 1996,
                           between Registrant and BISYS Fund Services, Inc. (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (9)(ac) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                      (ad) Form of Servicing Agreement to Administrative
                           Services Plan is incorporated by reference to Exhibit
                           (9)(ad) of Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.


             (10)     (a)  Opinion of Counsel with respect to shares of
                           KeyPremier Aggressive Growth Fund is incorporated by reference to Exhibit (10)(a) of Post-Effective Amendment No. 38 to Registrant's Registration Statement (No. 33- 21489) filed on November 15, 1996. Opinion of Counsel with respect to shares of KeyPremier Established Growth Fund and KeyPremier Intermediate Term Income Fund is incorporated by reference to Exhibit (10)(a) of Post-Effective Amendment No. 36 to Registrant's Registration Statement (No. 33-21489) filed on August 16, 1996. Opinion of Counsel with respect to Shares of 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund is incorporated by reference to Exhibit (10)(a) of Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996. Opinion of

                           Counsel with respect to Shares of the KeyPremier Prime Money Market Fund and the KeyPremier Pennsylvania Municipal Bond Fund is incorporated by reference to Exhibit (10)(a) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996. An Opinion of Counsel with respect to Shares of Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund, Riverside Capital Tennessee Municipal Obligations Fund, Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund was filed with Registrant's Notice filed on August 28, 1996, pursuant to Rule 24f-2.

                      (b) Opinion of Special Counsel with respect to Riverside Capital Tennessee Municipal Obligations Fund is incorporated by reference to Exhibit (10)(b) of Post-Effective Amendment No. 23 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1992.

             (11)     (a)  Consent of KPMG Peat Marwick LLP.

                      (b) Consent of Burch, Porter & Johnson is incorporated by reference to Exhibit (11)(b) of Post-Effective Amendment No. 23 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1992.


                      (c)  Consent of Coopers & Lybrand L.L.P.


             (12)     None.

             (13) Purchase Agreement dated as of July 19, 1988, between Registrant and Winsbury Associates is incorporated by reference to Exhibit (13) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-21489) filed on July 21, 1988.

             (14)     None.

             (15)     (a)  Rule 12b-1 Plan (with respect to the Riverside
                           Capital Funds) is incorporated by reference to Exhibit (15)(a) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-21489) filed on July 21, 1988.

                      (c) Rule 12b-1 Plan (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (15)(c) of Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.

                      (h) Rule 12b-1 Agreement dated October 1, 1993, between The Winsbury Company Limited Partner- ship and National Bank of Commerce (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations
                           Fund) is incorporated by reference to Exhibit (15)(h) of Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                      (m) Rule 12b-1 Agreement dated October 1, 1993, between The Winsbury Company Limited Partner- ship and Commerce Investment Corporation (with respect to Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund and River- side Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit (15)(m) of Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                      (n) Rule 12b-1 Agreement dated October 19, 1993, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit (15)(n) of Post-Effective Amendment No. 28 to Registrant's Registration Statement (No. 33-21489) filed on February 4, 1994.

                      (o) Rule 12b-1 Agreement dated as of April 5, 1994, between The Winsbury Company Limited Partnership and Commerce Investment Corporation (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (15)(o) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (p) Rule 12b-1 Agreement dated as of April 5, 1994, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (15)(p) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (s) Rule 12b-1 Agreement dated as of May 16, 1994, between J.C. Bradford & Co. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (15)(s) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (t) Rule 12b-1 Agreement dated as of May 16, 1994, between Morgan, Keegan & Co. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (15)(t) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (u) Rule 12b-1 Agreement dated as of August 1, 1994, between J.J.B. Hilliard, W.L. Lyons, Inc. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (15)(u) of Post-Effective Amendment No. 31 to Registrant's Registration Statement (No. 33-21489) filed on October 14, 1994.

                      (v) Rule 12b-1 Agreement dated as of August 31, 1994, between TrustMark Investments, Inc. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (15)(v) of Post-Effective Amendment No. 31 to Registrant's Registration Statement (No. 33-21489) filed on October 14, 1994.

             (16)     (a)  Computation of Performance Quotations for Riverside
                           Capital Money Market Fund is incorporated by reference to Exhibit (16)(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                      (b) Computation of Performance Quotations for Riverside Capital Value Equity Fund and Riverside Capital Fixed Income Fund is incorporated by reference to Exhibit
                           (16)(b) of Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                      (f) Computation of Performance Quotations for Riverside Capital Tennessee Municipal Obligations Fund is incorporated by reference to Exhibit (16)(f) of Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                      (h) Computation of Performance Quotations for Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund is incorporated by reference to Exhibit (16)(h) of Post-Effective Amendment No. 33 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1995.


                      (i) Computation of Performance Quotations for KeyPremier Prime Money Market Fund and KeyPremier Pennsylvania Municipal Bond Fund. Computation of Performance Quotations for KeyPremier Established Growth Fund and KeyPremier Aggressive Growth Fund is incorporated by reference to Exhibit (16)(i) of Post-Effective Amendment No. 38 to Registrant's Registration Statement (No. 33- 21489) filed on November 15, 1996. Computation of Performance Quotations for KeyPremier Intermediate Term Income Fund to be filed by amendment.

                      (j) Computation of Performance Quotations for 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund and 1st Source Monogram Income Fund. Computation of Performance Quotations for 1st Source Monogram U.S. Treasury Obligations Money Market Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund to be filed by amendment.

             (17) Financial Data Schedules for KeyPremier Prime Money Market Fund, KeyPremier Pennsylvania Municipal Bond Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram

                           Special Equity Fund and 1st Source Monogram Income Fund. Financial Data Schedules for the Riverside Capital Funds are incorporated by reference to Exhibit (17) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996. Financial Data Schedules for the other KeyPremier Funds and the other 1st Source Monogram Funds to be filed by amendment.


             (18)          None.

             (19)     (a)  Powers of Attorney of Stephen G. Mintos, Chalmers P.
                           Wylie, Walter B. Grimm and Maurice G. Stark are incorporated by reference to Exhibit (17)(a) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (b)  Consent of Baker & Hostetler LLP.

                      (c) Power of Attorney of Nancy E. Converse is incorporated by reference to Exhibit (19)(c) of Post-Effective Amendment No. 36 to Registrant's Registration Statement (No. 33-21489) filed on August 16, 1996.

                      (d) Power of Attorney of James H. Woodward is incorporated by reference to Exhibit (19)(d) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

Item 25. Persons Controlled By or Under Common Control with Registrant

         None.

Item 26. Number of Holders of Securities


         As of March 3, 1997, the number of record holders of each series of shares of the Registrant were as follows:

         Title of Series                                Number of Record Holders

         Riverside Capital Money
           Market Fund                                                  25
         Riverside Capital
           Value Equity Fund                                           148
         Riverside Capital
           Fixed Income Fund                                            27
         Riverside Capital Tennessee Municipal
           Obligations Fund                                             19
         Riverside Capital Low Duration
          Government Securities Fund                                     6
         Riverside Capital Growth Fund                                  53
         KeyPremier Prime
           Money Market Fund                                             7
         KeyPremier Pennsylvania
            Municipal Bond Fund                                          8
         1st Source Monogram U.S. Treasury
           Obligations Money Market Fund                                 0
         1st Source Monogram Diversified
           Equity Fund                                                  13
         1st Source Monogram Income Equity Fund                         16
         1st Source Monogram Special Equity Fund                        27
         1st Source Monogram Income Fund                                 8
         1st Source Monogram Intermediate Tax-Free
           Bond Fund                                                     0
         KeyPremier Established Growth Fund                             29
         KeyPremier Intermediate Term
            Income Fund                                                 15
         KeyPremier Aggressive Growth Fund                              19


Item 27. Indemnification

         Article VI, Section 6.4 of the Registrant's Declaration of Trust, filed as Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of the Group's principal underwriter, custodians, investment advisers, manager and administrator, transfer agent and fund accountant is provided for, respectively, in Section 1.11 of the Distribution Agreements filed as Exhibits 6(a), 6(c) and 6(e) hereto, Section 8 of the Custodial Services Agreement filed as Exhibit 8(a) hereto, Article XVII, Section 14 of the Custody Agreement filed as Exhibit 8(b) hereto, Article VIII,
         Section 8.1 of the Custody Agreement filed as Exhibit 8(c) hereto,
         Section 8 of the Investment Advisory Agreements filed as Exhibits 5(a), 5(b), 5(c), 5(d), 5(e) and 5(f) hereto, Section 4 of the Management and Administration Agreements filed as Exhibits 9(a), 9(u), 9(x) and 9(aa) hereto, Section 9 of the Transfer Agency Agreements filed as Exhibits 9(g), 9(z) and 9(ac) hereto, and Section 6 of the Fund Accounting Agreements filed as

         Exhibits 9(h), 9(v), 9(y) and 9(ab) hereto. As of the effective date of this Registration Statement, the Group will have obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

    (a) National Bank of Commerce, Memphis, Tennessee ("NBC"), is the investment adviser for Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund, Riverside Capital Tennessee Municipal Obligations Fund, Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund. NBC is a wholly owned subsidiary of National Commerce Bancorporation. In addition to serving as investment adviser of such Funds, NBC and its affiliates hold and manage, on behalf of their clients, assets which as of September 30, 1996, totalled $3.9 billion, and of which approximately $989 million are managed in a variety of balanced, equity and fixed income portfolios.

         To the knowledge of Registrant, none of the directors or officers of NBC, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of NBC also hold positions with NBC's parent, National Commerce Bancorporation. Set forth below are the names and principal businesses of the directors of NBC who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                         Position
        Name             with NBC       Principal Occupation

Frank G. Barton, Jr.     Director       Chairman of the Board
                                        Barton Group, Inc.
                                        2620 Thousand Oaks Blvd., Suite 1200
                                        Memphis, Tennessee 38118
                                        (Retail Equipment Sales)

Jack R. Blair            Director       Smith & Nephew North America
                                        1450 East Brooks Road
                                        Memphis, Tennessee  38116
                                        (Medical Devices)

R. Grattan Brown, Jr.    Director       Partner, law firm of
                                        Glankler, Brown, Gilliland, Chase,
                                          Robinson & Raines
                                        One Commerce Square
                                        Memphis, Tennessee  38103

Bruce E. Campbell, Jr.   Director       Former Chairman
                                        National Bank of Commerce
                                        and National Commerce
                                          Bancorporation
                                        One Commerce Square
                                        Memphis, Tennessee  38150

Christopher W. Canale    Director       President
                                        D. Canale Beverages, Inc.
                                        45 E.H. Crumps Blvd.
                                        Memphis, Tennessee  38106
                                        (Distribution)

John D. Canale III       Director       President
                                        D. Canale Food Services, Inc.
                                        7 West Georgia
                                        Memphis, Tennessee  38103
                                        (Distribution)

Edmond D. Cicala         Director       President
                                        Edmond Enterprises, Inc.
                                        1213 Park Place Center
                                        Suite 200
                                        Memphis, Tennessee  38119
                                        (Consulting)

John S. Evans            Director       Former President
                                        National Bank of Commerce
                                        One Commerce Square
                                        Memphis, Tennessee  38150

Thomas C. Farnsworth, Jr.Director       Farnsworth Investment Co.
                                        2175 Business Center Drive
                                        Suite 11
                                        Memphis, Tennessee 38134-5621
                                        (Real Estate)

Thomas M. Garrott        Chairman       Chairman of the Board and
                                        Chief Executive Officer
                                        National Commerce Bancorporation
                                        One Commerce Square
                                        Memphis, Tennessee  38150

Mackie H. Gober          President/     President
                         Director       National Bank of Commerce
                                        One Commerce Square
                                        Memphis, Tennessee  38150

Lewis E. Holland         Director       Executive Vice President and
                                        Chief Financial Officer
                                        National Commerce Bancorporation
                                        One Commerce Square
                                        Memphis, Tennessee  38150
                                        prior thereto -
                                        Partner
                                        Ernst & Young
                                        One Commerce Square
                                        Memphis, Tennessee  38103
                                        (Accounting)

R. Lee Jenkins           Director       Retired
                                        6075 Poplar, Suite 721
                                        Memphis, Tennessee  38119

James E. McGehee, Jr.    Director       President
                                        McGehee Realty & Development Company
                                        675 Oakleaf Office Lane, Suite 102
                                        Memphis, Tennessee 38117
                                        (Real Estate)

W. Neely Mallory, Jr.    Director       President
                                        Memphis Compress & Storage Company
                                        P.O. Box 9436
                                        Memphis, Tennessee 38109
                                        (Cotton Warehousing)

Harry J. Phillips, Sr.   Director       Chairman of the Executive Committee
                                        Browning-Ferris Industries
                                        2750 One Commerce Square
                                        Memphis, Tennessee  38103
                                        (Waste Disposal Services)

William R. Reed, Jr.     Director       Executive Vice President
                                        National Commerce Bancorporation
                                        One Commerce Square
                                        Memphis, Tennessee  38150

Rudi E. Scheidt          Director       Retired
                                        54 South White Station
                                        Memphis, Tennessee  38117

Lucy Y. Shaw             Director       President
                                        Common Denominator, Inc.
                                        2195 Poplar Avenue, Suite 505
                                        East Memphis, Tennessee  38104
                                        prior thereto -
                                        Chief Executive Officer
                                        Regional Medical Center at Memphis
                                        877 Jefferson Avenue
                                        Memphis, Tennessee  38103
                                        (Hospital)

Robert M. Solmson        Director       President
                                        RFS Hotel Investors, Inc.
                                        1213 Park Place Center, Suite 200
                                        Memphis, Tennessee 38119
                                        (Real Estate)

Sidney A. Stewart, Jr.   Director       Retired
                                        5350 Poplar Avenue
                                        Memphis, Tennessee  38119

R. Lee Taylor            Director       Private Investor
                                        1755-A Lynnfield Drive
                                        Suite 232
                                        Memphis, Tennessee  38119

Henry M. Turley, Jr.     Director       President
                                        Henry Turley Company
                                        65 Union Avenue, Suite 1200
                                        Memphis, Tennessee 38103
                                        (Real Estate Management and Investment)

    (b) Martindale Andres & Company, Inc., West Conshohocken, Pennsylvania ("Martindale Andres"), is the investment adviser for KeyPremier Prime Money Market Fund, KeyPremier Pennsylvania Municipal Bond Fund, KeyPremier Established Growth Fund, KeyPremier Intermediate Term Income Fund and KeyPremier Aggressive Growth Fund. Martindale Andres is a wholly-owned subsidiary of Keystone Financial, Inc. In addition to serving as investment adviser of such Funds, Martindale Andres has managed since its founding the investment portfolios of high net worth individuals, endowments and pension and common trust funds. Martindale Andres currently has over

         $960 million under management, including over $400 million of municipal securities.


         To the knowledge of Registrant, none of the directors or officers of Martindale Andres is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Martindale Andres also hold positions with Martindale Andres' parent, Keystone Financial, Inc.


    (c) 1st Source Bank, South Bend, Indiana ("FSB"), is the investment adviser for 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund. FSB is a wholly-owned subsidiary of 1st Source Corporation. In addition to serving as investment adviser of such Funds, FSB and its affiliates administer and manage, on behalf of their clients, trust assets which as of December 31, 1996, totalled approximately $1.25 billion. Of such amount, approximately $512 million are managed on behalf of personal trust customers and approximately $739 million are managed on behalf of employee benefit plans. The Adviser has over 60 years of banking experience and as of December 31, 1996, on a consolidated basis with 1st Source Corporation, had over $2.07 billion in assets.


         To the knowledge of Registrant, none of the directors or officers of FSB, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of FSB also hold positions with FSB's parent, First Source Corporation. Set forth below are the names and principal businesses of the directors of FSB who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                              Position
Name                          with FSB       Principal Occupation
----                          --------       --------------------
Rev. E. William Beauchamp     Director       Executive Vice President
                                             University of Notre Dame
                                             South Bend, IN  46556

Paul R. Bowles                Director       Former Senior Vice
                                               President
                                             Clark Equipment Company
                                             1202 East Jefferson
                                             South Bend, IN 46617
                                             (off-highway components
                                             and construction machinery
                                             manufacturing)

Philip J. Faccenda            Director       President
                                             Bear Financial, Inc.
                                             1222 E. Erskine
                                               Manor Hill
                                             South Bend, IN  46617
                                             (venture capital)

                                             Vice President and
                                               General Counsel Emeritus
                                             University of Notre Dame
                                             South Bend, IN  46556

Daniel B. Fitzpatrick         Director       Chairman, President,
                                             Chief Executive
                                               Officer and Director
                                               Quality Dining, Inc.
                                             P. O. Box 416
                                             South Band, IN  46624
                                             (quick service and
                                               casual dining
                                               restaurant operator)


Terry L. Gerber               Director       President and Chief
                                               Executive Officer
                                             Gerber Manufacturing
                                               Company, Inc.
                                             1417 Olivia Circle
                                             South Bend, IN 46614
                                             (manufacturer of police
                                             and emergency outerwear)


Lawrence E. Hiler             Director       President
                                             Hiler Industries
                                             P.O. Box 639
                                             La Porte, IN 46350
                                             (metal casting)

Anne M. Hillman               Director       Civic Leader
                                             3904 Nall Court
                                             South Bend, IN 46614

Hollis E. Hughes, Jr.         Director       Executive Director
                                             United Way of
                                             St. Joseph County
                                             3517 E. Jefferson
                                             P.O. Box 6396
                                             South Bend, IN 46660

H. Thomas Jackson             Director       Chairman
                                             Bornemann Coated Fabrics
                                             Bornemann Products
                                             P. O. Box 208
                                             Bremen, IN  46506
                                             (vinyl sales)

William P. Johnson            Director       Chairman & CEO
                                             Goshen Rubber Co., Inc.
                                             1525 S. 10th
                                             Goshen, IN  46527
                                             (manufacturer of
                                             automotive rubber parts)

Craig A. Kapson               Director       President
                                             Jordan Ford, Toyota, Volvo,
                                             Lincoln Mercury
                                             609 E. Jefferson
                                             Mishawaka, IN  46545
                                             (automobile sales)

David L. Lerman               Director       President
                                             Steel Warehouse Company,
                                               Inc.
                                             2722 West Tucker Drive
                                             South Bend, IN  46624
                                             (warehouse storage)

Richard J. Pfeil              Director       Chairman and President
                                             Koontz-Wagner Electric Co.
                                             3801 Voorde Drive
                                             South Bend, IN  46628
                                             (electrical equipment
                                             repair, construction and
                                             installation)

John T. Phair                 Director       Vice President
                                             The Holladay Corporation
                                             220 Colfax, Suite 200
                                             South Bend, IN  46601
                                             (property management)

Mark D. Schwabero             Director       Executive Vice President
                                             Bosch Braking Systems Corp.
                                             401 N. Bendix Drive
                                             South Bend, IN 46634
                                             (manufacturers of
                                             automotive brakes and
                                             brake components)

Elmer H. Tepe                 Director       President
                                             E.H. Tepe Co.
                                             c/o 1st Source Corporation
                                             100 North Michigan Street
                                             South Bend, IN  46634
                                             (holding company)

    (d) Miller Anderson and Sherrerd LLP, West Conshohocken, Pennsylvania ("Miller Anderson") is a sub-investment adviser for 1st Source Monogram Diversified Equity Fund. Miller Anderson is wholly owned by Morgan Stanley Group, Inc., 1585 Broadway, New York, New York 10036. In addition to serving as sub-investment adviser of such Fund, Miller Anderson provides advice primarily to institutions, including other investment companies, and currently has approximately $35 billion in assets under management, of which approximately $2.4 billion is managed using Miller Anderson's value style.

         To the knowledge of Registrant, none of the directors or officers of Miller Anderson, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Miller Anderson also hold positions with Miller Anderson's parent, Morgan Stanley Group, Inc. Set forth below are the names and principal businesses of the directors of Miller Anderson who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Partner                  Name and Address              Nature of
of Miller Anderson       of Business                   Connection
------------------       -----------                   ----------
Dean Williams            Shanghai Dazhong Taxi         Director
                           Co., Ltd.
                         920 Nanjing Road
                         16th Floor
                         Shanghai, China  200041

Marna C. Whittington     Rohm & Haas Company           Director
                         Independence Mall West
                         Philadelphia, PA  19105

                         Berwind Group                 Director
                         1500 Market Street
                         3000 Centre Square West
                         Philadelphia, PA  19102

Ellen D. Harvey, CFA     Owosso Corporation            Director
                         One Tower Bridge
                         14th Floor
                         W. Conshohocken, PA  19428

    (e) Loomis Sayles & Company, L.P., Chicago, Illinois ("Loomis") is a sub-investment adviser for 1st Source Monogram Diversified Equity Fund. The sole general partner of Loomis is Loomis Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111. In addition to serving as sub-investment adviser of such Fund, Loomis provides investment advice to the nine series of the Loomis Sayles Funds, nine series of Loomis Sayles Investment Trust, six series of New England Funds Trust I, one series of New England Funds Trust III, and three series of New England Zenith Funds, all of which are registered investment companies, and to other organizations and individuals.

         To the knowledge of Registrant, none of the directors or officers of Loomis is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

    (f) Columbus Circle Investors ("CCI") is a general partnership formed on September 9, 1994, which is registered as an investment adviser under the Investment Advisers Act of 1940. PIMCO Advisors L.P. and Columbus Circle Investors Management Inc. ("CCI, Inc."), a wholly-owned subsidiary of PIMCO Advisors L.P., are the general partners of CCI. CCI consists of the personnel of the former Columbus Circle Investors Division of Thomson Advisory Group L.P. ("TAGLP") and the investment personnel of the former Mutual Funds Division of TAGLP. CCI acts as sub-adviser to other mutual funds and also advises and manages individual accounts, profit sharing and pension funds and institutional accounts.

         To the knowledge of Registrant, set forth below are the substantial business engagements during at least the two past fiscal years of each director or senior executive officer of CCI:

NAME AND POSITION             BUSINESS AND
    WITH CCI                  OTHER CONNECTIONS
-----------------             -----------------
Irwin F. Smith                Member of Equity and Operating Boards and
  Chairman, Managing          Operating Committee, PIMCO Advisors L.P.;
  Director, Chief             Director and Chairman, Columbus Circle
  Executive Officer and       Investors Management, Inc., Director,
  Chief Investment            Columbus Circle Trust Company
  Officer

Donald A. Chiboucas           Member of Operating Board, PIMCO Advisors
  President and               L.P.; Director and President, Columbus
  Managing Director           Circle Investors Management, Inc.

Louis P. Celentano            Director and Vice President, Columbus
  Managing Director           Circle Investors Management, Inc.,
                              Director and Chairman, Columbus Circle
                              Trust Company

Daniel S. Pickett             Member of Operating Board, PIMCO Advisors
  Managing Director           L.P. (1995); Director, Columbus Circle
                              Investors Management, Inc.

Amy M. Hogan                  Member of Operating Board, PIMCO Advisors
  Managing Director           L.P. (1996); Director, Columbus Circle
                              Investors Management, Inc.

Robert W. Fehrmann            Director, Columbus Circle Investors
  Managing Director           Management Inc.

         The address of CCI, Columbus Circle Trust Company and Columbus Circle Investors management Inc. is One Station Place, Stamford, CT 06902.

         PIMCO Advisors L.P. was organized as a limited partnership under Delaware law in 1987 and is registered as an investment adviser under the Investment Advisers Act of 1940. In November 1994, PIMCO Advisors L.P. (then known as Thomson Advisory Group, L.P. ("TAGLP")) combined its investment advisory business with the investment advisory business of several subsidiaries of Pacific Mutual Life Insurance Company and changed its name to PIMCO Advisors L.P. PIMCO Advisors L.P. manages three mutual fund complexes. PIMCO Advisors L.P. also has various subsidiary partnerships, including CCI, which advise and manage mutual funds, individual accounts, profit-sharing and pension funds and institutional accounts and act as sub-advisers to certain mutual funds.

         PIMCO Partners, G.P. ("PIMCO GP"), PIMCO Advisors L.P.'s general partner, is a general partnership with two partners: (i) an indirect wholly-owned subsidiary of

         Pacific Mutual Life Insurance Company; and (ii) PIMCO Partners, L.L.C. ("LLC"), a limited liability company, all of the interests of which are held directly by the Managing Directors of Pacific Investment Management Company who are William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich, III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson, Jr., William C. Powers, David H. Edington and Benjamin L. Trosky (collectively, the "Managing Directors"). PIMCO Partners, G.P. has substantially delegated its management and control of PIMCO Advisors L.P. to an Equity Board and an Operating board of PIMCO Advisors L.P. The activities of PIMCO Advisors L.P. are controlled by its Operating Board except that certain non-routine or extraordinary actions may not be effected by the Operating Board without the approval of PIMCO Advisors L.P.'s Equity Board. The Operating Board has in turn delegated the authority to manage day-to-day operations and policies to an Operating Committee. The Operating Board is composed of twelve members, of which seven (including the chairman) are designated by Pacific Investment Management Company, a subsidiary general partnership of PIMCO Advisors L.P. and a sub-adviser to several mutual funds. The Equity Board is composed of twelve members including the chief executive officer of PIMCO Advisors L.P., three members designated by Pacific Financial Asset Management Company, the chairman of the Operating Board, two members designated by LLC, two members designated by holders of Series B Preferred Stock of Thomson Advisory Group Inc., the former general partner of PIMCO Advisors L.P., and three independent members. Because of the ability to designate a majority of the Members of the Operating Board, Pacific Investment Management Company and the Managing Directors could be said to control PIMCO Advisors L.P., although the Managing Directors disclaim such authority.

Item 29. Principal Underwriter

    (a) BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as distributor and administrator for Registrant. BISYS also distributes the securities of The Victory Portfolios, The HighMark Group, The Parkstone Group of Funds, the AmSouth Mutual Funds, the American Performance Funds, The Coventry Group, the BB&T Mutual Funds Group, The ARCH Fund, Inc., The M.S.D.& T. Funds, Inc., the Pacific Capital Funds, the MMA Praxis Mutual Funds, The Riverfront Funds, Inc., the Summit Investment Trust, the Qualivest Funds and the Marketwatch Funds, each of which is a management investment company.

    (b) To the best of Registrant's knowledge, the partners of BISYS are as follows:

                                   Positions and Offices    Positions and
         Name and Principal        with The Winsbury        Offices with
         Business Address          Company                  Registrant
         ----------------          -------                  ----------
         BISYS Fund Services,      Sole General Partner     None
           Inc.
         3435 Stelzer Road
         Columbus, Ohio 43219

         WC Subsidiary             Limited Partner          None
           Corporation
         3435 Stelzer Rd.
         Columbus, Ohio 43229


    (c)  None.


Item 30. Location of Accounts and Records

    (1) National Bank of Commerce, One Commerce Square, Memphis, Tennessee 38150 (records relating to its functions as investment adviser for the Riverside Capital Funds).

    (2) Martindale Andres & Company, Inc., 200 Four Falls Corporate Center, West Conshohocken, Pennsylvania 19428 (records relating to its functions as investment adviser for the KeyPremier Funds).

    (3) 1st Source Bank, 100 North Michigan Street, South Bend, Indiana 46634 (records relating to its functions as investment adviser for the 1st Source Monogram Funds).

    (4) Miller Anderson and Sherrerd LLP, One Tower Bridge, Suite 1100, West Conshohocken, Pennsylvania 19428 (records relating to its functions as sub-investment adviser for 1st Source Monogram Diversified Equity
         Fund).

    (5) Loomis Sayles & Company, L.P., 3 First National Plaza, Suite 5450, Chicago, Illinois 60600 (records relating to its functions as sub-investment adviser for 1st Source Monogram Diversified Equity
         Fund).

    (6) Columbus Circle Investors, #1 Metro Place, Stamford, Connecticut 06902 (records relating to its functions as sub-investment adviser for 1st Source Monogram Diversified Equity Fund).

    (7) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as manager, administrator and distributor).

    (8) BISYS Fund Services Ohio, Inc. and BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent and as fund accountant).


    (9) Baker & Hostetler LLP, 65 East State Street, Columbus, Ohio 43215 (Declaration of Trust, By-Laws, and Minute Books).


    (10) National City Bank, 1900 East 9th Street, Cleveland, Ohio 44114 (records relating to its function as custodian for the Riverside Capital Funds).

    (11) The Bank of New York, 48 Wall Street, New York, New York 10286 (records relating to its function as custodian for the KeyPremier Funds).

    (12) The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its function as custodian for the 1st Source Monogram Funds).

Item 31. Management Services

         None

Item 32. Undertakings


         None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, Ohio, on the 17th day of March, 1997. Registrant hereby certifies that this Post-Effective Amendment to Registration Statement meets all of the requirements for effectiveness pursuant to paragraph
(b) of Rule 485 under the Securities Act of 1933.


                                        THE SESSIONS GROUP
                                        Registrant


                                        /s/ Walter B. Grimm
                                        ------------------------------
                                        Walter B. Grimm, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                  Title                         Date

/s/ Walter B. Grimm                President (Principal          March 17, 1997
--------------------------         Executive Officer)
Walter B. Grimm                    and Trustee

/s/*Stephen G. Mintos              Treasurer                     March 17, 1997
--------------------------         (Principal Financial
Stephen G. Mintos                  Officer and Principal
                                   Accounting Officer)

/s/*Nancy E. Converse              Trustee                       March 17, 1997
--------------------------
Nancy E. Converse

/s/*Maurice G. Stark               Trustee                       March 17, 1997
--------------------------
Maurice G. Stark

/s/*James H. Woodward              Trustee                       March 17, 1997
--------------------------
James H. Woodward

/s/*Chalmers P. Wylie              Trustee                       March 17, 1997
--------------------------
Chalmers P. Wylie

*By/s/ Walter B. Grimm                                           March 17, 1997
   -----------------------
   Walter B. Grimm
   Attorney-In-Fact

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----
    1(a)          Declaration of Trust dated as of April 25,
                  1988, was filed as Exhibit (1)(a) to
                  Post-Effective Amendment No. 34 to Registrant's
                  Registration Statement (No. 33-21489) filed on
                  April 25, 1996.

    (b) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted August 15, 1989, was filed as Exhibit (1)(b) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (c) Amendment of Article V, Section 5.3 of Declaration of Trust adopted October 23, 1989, was filed as Exhibit (1)(c) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (d) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted July 23, 1991, was filed as Exhibit (1)(d) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (e) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted August 13, 1992, was filed as Exhibit (1)(e) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (f)           Amendment of Article IV, Section 4.2 of
                  Declaration of Trust as adopted October 28,
                  1992, was filed as Exhibit (1)(f) to
                  Post-Effective Amendment No. 34 to Registrant's
                  Registration Statement (No. 33-21489) filed on
                  April 25, 1996.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    (g)           Amendment of Article IV, Section 4.2 of
                  Declaration of Trust as adopted February 18,
                  1994, was filed as Exhibit (1)(g) to
                  Post-Effective Amendment No. 34 to Registrant's
                  Registration Statement (No. 33-21489) filed on
                  April 25, 1996.

    (h) Amendment of Article IV, Section 4.2 of Declaration of Trust as adopted May 16, 1994, was filed as Exhibit (1)(h) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (i) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted April 10, 1996, was filed as Exhibit (1)(i) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (j) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted May 16, 1996, was filed as Exhibit (1)(j) to Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.

    (k)           Amendment to Article IV, Section 4.2 of
                  Declaration of Trust as adopted August 15,
                  1996, was filed as Exhibit (1)(k) to
                  Post-Effective Amendment No. 36 to Registrant's
                  Registration Statement (No. 33-21489) filed on
                  August 16, 1996.


    (l)           Amendment to Article IV, Section 4.2 of
                  Declaration of Trust as adopted September 27,
                  1996 was filed as Exhibit (1)(l) to
                  Post-Effective Amendment No. 38 to Registrant's
                  Registration Statement (No. 33-21489) filed on
                  November 15, 1996.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----


    (m)           Amendment to Article IV, Section 4.2 of
                  Declaration of Trust as adopted as of January
                  14, 1997.


    2             By-Laws were filed as Exhibit (2) to
                  Post-Effective Amendment No. 34 to Registrant's
                  Registration Statement (No. 33-21489) filed on
                  April 25, 1996.

    5(a) Investment Advisory Agreement dated as of July 19, 1988, between Registrant and National Bank of Commerce (with respect to Riverside Capital Money Market Fund) was filed as Exhibit (5)(a) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (b) Investment Advisory Agreement dated as of September 20, 1991, between Registrant and National Bank of Commerce (with respect to Riverside Capital Value Equity Fund and Riverside Capital Fixed Income Fund) was filed as Exhibit (5)(b) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (c) Investment Advisory Agreement dated as of October 27, 1992, between Registrant and National Bank of Commerce (with respect to Riverside Capital Tennessee Municipal Obligations Fund) was filed as Exhibit (5)(c) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (d) Investment Advisory Agreement dated April 5, 1994, as amended June 3, 1994, between Registrant and National Bank of Commerce (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) was filed as Exhibit
                  (5)(d) to Post-Effective Amendment No. 34 to
                  Registrant's Registration Statement (No.
                  33-21489) filed on April 25, 1996.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----


    (e) Investment Advisory Agreement dated July 9, 1996, as amended as of January 29, 1997, between Registrant and Martindale Andres & Company, Inc. (with respect to the KeyPremier Funds).


    (f) Investment Advisory Agreement dated August 20, 1996, between Registrant and 1st Source Bank (with respect to 1st Source Monogram Funds) was filed as Exhibit (5)(f) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

    (g) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Miller Anderson & Sherrerd LLP (with respect to 1st Source Monogram Diversified Equity Fund) was filed as Exhibit (5)(g) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

    (h) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Loomis Sayles & Company, L.P. (with respect to 1st Source Monogram Diversified Equity Fund) was filed as Exhibit (5)(h) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

    (i) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Columbus Circle Investors (with respect to 1st Source Monogram Diversified Equity Fund) was filed as Exhibit (5)(i) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    6(a) Distribution Agreement dated October 1, 1993, as amended as of June 3, 1994, between Registrant and The Winsbury Company Limited Partnership was filed as Exhibit (6)(a) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

    (b)           Form of Selected Dealer Agreement was filed as
                  Exhibit (6)(b) to Post-Effective Amendment No.
                  34 to Registrant's Registration Statement (No.
                  33-21489) filed on April 25, 1996.


    (c)           Distribution Agreement dated as of July 9,
                  1996, as amended as of January 29, 1997, between Registrant and BISYS Fund Services
                  Limited Partnership (relating to the KeyPremier
                  Funds).


    (d) Form of Shareholder Services Agreement was filed as Exhibit (6)(d) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (e) Distribution Agreement dated as of August 20, 1996, between Registrant and BISYS Fund Services Limited Partnership (relating to the 1st Source Monogram Funds) was filed as Exhibit
                  (6)(e) to Post-Effective Amendment No. 37 to
                  Registrant's Registration Statement (No.
                  33-21489) filed on October 21, 1996.

    8(a) Custodial Services Agreement dated as of March 1, 1995, between Registrant and National City Bank (with respect to the Riverside Capital Funds) was filed as Exhibit (8) of Post-Effective Amendment No. 33 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1995.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----


    (b) Custody Agreement dated July 9, 1996, as amended as of January 29, 1997, between Registrant and The Bank of New York (with respect to the KeyPremier Funds).


    (c) Custody Agreement dated August 20, 1996, between Registrant and The Fifth Third Bank (with respect to the 1st Source Monogram Funds) was filed as Exhibit (8)(c) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.


    (d) Cash Management and Related Services Agreement dated September 24, 1996, as amended as of January 29, 1997, between Registrant and The
                  Bank of New York.


    9(a) Management and Administration Agreement dated August 23, 1990, as amended October 27, 1992, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) was filed as Exhibit (9)(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement (No. 33-21489) filed on April 27, 1993.

    (g) Transfer Agency Agreement dated as of September 1, 1992, as amended as of May 1, 1994, between Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Service Corporation) (with respect to the Riverside Capital Funds) was filed as Exhibit (9)(g) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    (h) Fund Accounting Agreement dated February 4, 1993, between Registrant and The Winsbury Service Corporation (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Municipal Obligations Fund) was filed as Exhibit (9)(h) to Post-Effective Amendment No. 25 to Registrant's Registration Statement (No. 33-21489) filed on April 27, 1993.

    (r) Administrative Services Plan of Registrant effective October 19, 1993 was filed as Exhibit
                  (9)(r) to Post-Effective Amendment No. 28 to
                  Registrant's Registration Statement (No.
                  33-21489) filed on February 4, 1994.

    (s) Servicing Agreement to Administrative Services Plan dated as of October 19, 1993, between Registrant and National Bank of Commerce (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) was filed as Exhibit (9)(s) to Post-Effective Amendment No. 29 to Registrant's Registration Statement (No. 33-21489) filed on April 4, 1994.

    (u) Management and Administration Agreement dated April 5, 1994, as amended as of June 3, 1994, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) was filed as Exhibit (9)(u) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    (v) Fund Accounting Agreement dated April 5, 1994, as amended June 3, 1994, between Registrant and The Winsbury Service Corporation (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth
                  Fund) was filed as Exhibit (9)(v) to
                  Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

    (w) Servicing Agreement to Administrative Services Plan dated April 5, 1994, between Registrant and National Bank of Commerce (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth
                  Fund) was filed as Exhibit (9)(w) to
                  Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.


    (x) Management and Administration Agreement dated July 9, 1996, as amended as of January 29, 1997, between Registrant and BISYS Fund Services Limited Partnership (with respect to the KeyPremier Funds).

    (y) Fund Accounting Agreement dated July 9, 1996, as amended as of January 29, 1997, between Registrant and BISYS Fund Services, Inc. (with respect to the KeyPremier Funds).

    (z) Transfer Agency Agreement dated July 9, 1996, as amended as of January 29, 1997, between Registrant and BISYS Fund Services, Inc. (with respect to the KeyPremier Funds).


    (aa) Management and Administration Agreement dated August 20, 1996, between Registrant and BISYS Fund Services Limited Partnership (with respect to the 1st Source Funds) was filed as Exhibit
                  (9)(aa) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    (ab) Fund Accounting Agreement dated August 20, 1996, between Registrant and BISYS Fund Services, Inc. (with respect to the 1st Source Monogram Funds) was filed as Exhibit (9)(ab) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

    (ac) Transfer Agency Agreement dated August 20, 1996, between Registrant and BISYS Fund Services, Inc. (with respect to the 1st Source Monogram Funds) was filed as Exhibit (9)(ac) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

    (ad) Form of Servicing Agreement to Administrative Services Plan was filed as Exhibit (9)(ad) to Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.


    10(a) Opinion of Counsel with respect to Shares of KeyPremier Aggressive Growth Fund was filed as Exhibit (10)(a) to Post-Effective Amendment No. 38 to Registrant's Registration Statement (No. 33-21489) filed on November 15, 1996. Opinion of Counsel with respect to Shares of KeyPremier Established Growth Fund and KeyPremier Intermediate Term Income Fund was filed as Exhibit (10)(a) to Post-Effective Amendment No. 36 to Registrant's Registration Statement (No. 33-21489) filed on August 16, 1996. Opinion of Counsel with respect to Shares of 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund was filed as Exhibit (10)(a) to Post-Effective Amendment No.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

                  35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996. Opinion of Counsel with respect to Shares of the KeyPremier Prime Money Market Fund and the KeyPremier Pennsylvania Municipal Bond Fund was filed as Exhibit (10)(a) to Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996. An Opinion of Counsel was filed by Notice on August 28, 1996, pursuant to Rule 24f-2 (with respect to Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund, Riverside Capital Tennessee Municipal Obligations Fund, Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth
                  Fund).

    (b) Opinion of Special Counsel with respect to Riverside Capital Tennessee Municipal
                  Obligations Fund was filed as Exhibit (10)(b) to Post-Effective Amendment No. 23 to
                  Registrant's Registration Statement (No.
                  33-21489) filed on October 30, 1992.

    11(a)         Consent of KPMG Peat Marwick LLP.

    (b)           Consent of Burch, Porter & Johnson was filed as
                  Exhibit (11)(b) to Post-Effective Amendment No.
                  23 to Registrant's Registration Statement (No.
                  33-21489) filed on October 30, 1992.


    (c)           Consent of Coopers & Lybrand L.L.P.



    13 Purchase Agreement dated as of July 19, 1988, between Registrant and Winsbury Associates was filed as Exhibit (13) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-21489) filed on July 21, 1988.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    15(a) Rule 12b-1 Plan (with respect to the Riverside Capital Funds) was filed as Exhibit (15)(a) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-21489) filed on July 21, 1988.

    (c) Rule 12b-1 Plan (with respect to the 1st Source Monogram Funds) was filed as Exhibit (15)(c) to Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.

    (h) Rule 12b-1 Agreement dated October 1, 1993, between The Winsbury Company Limited Partnership and National Bank of Commerce (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) was filed as Exhibit (15)(h) to Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

    (m) Rule 12b-1 Agreement dated October 1, 1993, between The Winsbury Company Limited Partnership and Commerce Investment Corporation (with respect to Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) was filed as Exhibit (15)(m) to Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

    (n) Rule 12b-1 Agreement dated October 19, 1993, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

                  Tennessee Municipal Obligations Fund) was filed as Exhibit (15)(n) to Post-Effective Amendment No. 28 to Registrant's Registration Statement (No. 33-21489) filed on February 4, 1994.

    (o) Rule 12b-1 Agreement dated as of April 5, 1994, between The Winsbury Company Limited Partnership and Commerce Investment Corporation (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) was filed as Exhibit
                  (15)(o) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

    (p) Rule 12b-1 Agreement dated as of April 5, 1994, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) was filed as Exhibit (15)(p) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

    (s) Rule 12b-1 Agreement dated as of May 16, 1994, between J.C. Bradford & Co. and The Winsbury Company Limited Partnership (with respect to The Riverside Capital Funds) was filed as Exhibit (15)(s) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

    (t) Rule 12b-1 Agreement dated as of May 16, 1994, between Morgan, Keegan & Co. and The Winsbury Company Limited Partnership (with respect to The Riverside Capital Funds) was filed as Exhibit (15)(t) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

    (u) Rule 12b-1 Agreement dated as of August 1, 1994, between J.J.B. Hilliard, W.L. Lyons, Inc. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) was filed as Exhibit (15)(u) to Post-Effective Amendment No. 31 to Registrant's Registration Statement (No. 33-21489) filed on October 14, 1994.

    (v) Rule 12b-1 Agreement dated as of August 31, 1994, between TrustMark Investments, Inc. and The Winsbury Company Limited Partnership Agreement (with respect to the Riverside Capital Funds) was filed as Exhibit (15)(v) to Post-Effective Amendment No. 31 to Registrant's Registration Statement (No. 33-21489) filed on October 14, 1994.

    16(a) Computation of Performance Quotations for Riverside Capital Money Market Fund was filed as Exhibit (16)(a) to Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

    (b) Computation of Performance Quotations for Riverside Capital Value Equity Fund and Riverside Capital Fixed Income Fund was filed as Exhibit (16)(b) to Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

    (f)           Computation of Performance Quotations for
                  Riverside Capital Tennessee Municipal
                  Obligations Fund was filed as Exhibit (16)(f) to Post-Effective Amendment No. 27 to
                  Registrant's Registration Statement (No.
                  33-21489) filed on October 19, 1993.

    (h) Computation of Performance Quotations for Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund was filed as Exhibit (16)(h) to Post-Effective Amendment No. 33 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1995.

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----


    (i) Computation of Performance Quotations for KeyPremier Prime Money Market Fund and KeyPremier Pennsylvania Municipal Bond Fund. Computation of Performance Quotations for KeyPremier Established Growth Fund and KeyPremier Aggressive Growth Fund was filed as Exhibit (16)(i) to Post-Effective Amendment No. 38 to Registrant's Registration Statement (No. 33-21489) filed on November 15, 1996.
                  Computation of Performance Quotations for
                  KeyPremier Intermediate Term Income Fund to be filed by amendment.

    (j) Computation of Performance Quotations for 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund and 1st Source Monogram Income Fund. Computation of Performance Quotations for 1st Source Monogram U.S. Treasury Obligations Money Market Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund to be filed by amendment.

    17 Financial Data Schedules for KeyPremier Prime Money Market Fund, KeyPremier Pennsylvania Municipal Bond Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, and 1st Source Monogram Income Fund. Financial Data Schedules for the Riverside Capital Funds were filed as Exhibit
                  (17) to Post-Effective Amendment No. 37 to
                  Registrant's Registration Statement (No.
                  33-21489) filed on October 21, 1996. Financial Data Schedules for the other KeyPremier Funds and the other 1st Source Monogram Funds to be filed by amendment.


    18            None.

    19(a)         Powers of Attorney of Stephen G. Mintos,
                  Maurice G. Stark and Chalmers P. Wylie, Walter
                  B. Grimm were filed as Exhibit (17)(a) to Post-Effective Amendment No. 30 to Registrant's
                  Registration

                                  EXHIBIT INDEX

Exhibit No.                   Description                                  Page
-----------                   -----------                                  ----

                  Statement (No. 33-21489) filed on August 24,
                  1994.


    (b)           Consent of Baker & Hostetler LLP



    (c) Power of Attorney of Nancy E. Converse was filed as Exhibit (19)(c) to Post-Effective Amendment No. 36 to Registrant's Registration Statement (No. 33-21489) filed on August 16, 1996.

    (d) Power of Attorney of James H. Woodward was filed as Exhibit (19)(d) to Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

             As filed with the Securities and Exchange Commission March 18, 1997
                                              1933 Act Registration No. 33-21489
                                                      1940 Act File No. 811-5545



                                   EXHIBITS TO


                                    FORM N-1A


                                                                           -----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / x /
                                                                           -----

                                                                           -----
                      Post-Effective Amendment No. 39                      / x /
                                                                           -----
                                       and

                REGISTRATION STATEMENT UNDER THE INVESTMENT                -----
                            COMPANY ACT OF 1940                            / x /
                                                                           -----
                                                                           -----
                             Amendment No. 41                              / x /
                                                                           -----



                               The Sessions Group
               (Exact Name of Registrant as Specified in Charter)


                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)


                         Registrant's Telephone Number:
                                 (800) 752-1823